                                             Nations Short-Term
                                             Municipal Income Fund

                                             Nations Intermediate
                                             Municipal Bond Fund

                                             Nations Municipal
                                             Income Fund

                                             Nations CA Municipal
                                             Bond Fund

                                             Nations FL Intermediate
                                             Municipal Bond Fund

                                             Nations FL Municipal
                                             Bond Fund

                                             Nations GA Intermediate
                                             Municipal Bond Fund

                                             Nations GA Municipal
                                             Bond Fund

                                             Nations KS Municipal
                                             Income Fund

                                             Nations MD Intermediate
                                             Municipal Bond Fund

                                             Nations MD Municipal
                                             Bond Fund

          MUNICIPAL BOND FUNDS               Nations NC Intermediate
          ---------------------------------  Municipal Bond Fund
          Annual report for the year
            ended March 31, 2002             Nations NC Municipal
                                             Bond Fund

                                             Nations SC Intermediate
                                             Municipal Bond Fund

                                             Nations SC Municipal
                                             Bond Fund

                                             Nations TN Intermediate
                                             Municipal Bond Fund

                                             Nations TN Municipal
                                             Bond Fund

                                             Nations TX Intermediate
                                             Municipal Bond Fund

                                             Nations TX Municipal
                                             Bond Fund

                                             Nations VA Intermediate
                                             Municipal Bond Fund

                                             Nations VA Municipal
                                             Bond Fund





                                            [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The 12-month period ending March 31, 2002 marked a year of remarkable volatility, uncertainty and change in the markets. The tragic events of September 11, 2001 -- a terrorist attack of unspeakable magnitude -- shocked the United States and the world, sending markets worldwide into a short-term free fall. These events helped push the already fragile U.S. economy into recession for the first time after almost a decade of uninterrupted economic growth. The debacle of Enron and new concerns about corporate accounting also caused growing investor uncertainty.

                           To aid the sagging economy and begin the recovery process from recession, the Federal Reserve Board cut interest rates a record eight times during this reporting period, bringing them to their lowest level in nearly 40 years.

                           For the 12-month period, the three major stock market indexes -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index (S&P 500) and Nasdaq Composite Index(1) -- had modest, positive returns. Bond results for the same period, represented by the Lehman Aggregate Bond Index(2), were more muted than the prior 12-month period. Since the start of the year 2002, however, many economic indicators suggest we may be well along the path to recovery. The growth rate of the Gross Domestic Product, for example, increased from 1.7% for the fourth quarter of 2001 to 5.8% for first quarter of 2002, the fastest growth rate in more than two years.

                           OPPORTUNITIES ABOUND
                           One strongly advised investment approach, we believe, is to remain focused on long-term investment goals and not on short-term profits or losses. Investors who see the potential in "buying low" and "selling high" may also see the opportunities that a down or volatile market may present. In our view, now may be a good time to capture value by buying -- at a discount -- stocks or bonds of some of the most widely regarded companies. During these volatile times, buying small-, mid-cap and value prospects, in our view, may be an opportunity to acquire some respected companies at a discount, and corporate bonds appear particularly attractive as credit spreads relative to Treasuries narrow.

                           DIVERSIFICATION AND DISCIPLINE
                           These past two years could not have provided a more vivid example of the importance of having a diversified investment strategy. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing, particularly during uncertain times. It takes discipline to weather market uncertainty. It may be wise for you to meet with your investment professional to review your long-term financial goals, not just during volatile times, but on a more regular, disciplined basis.

---------------

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           Source for all statistical data -- Banc of America Capital Management, LLC

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           While the U.S. economy suffered its first downturn in a decade, we look for more positive signs from economic indicators in the coming months, which may provide a favorable backdrop for longer-term equity returns. Interest rates seem to have stabilized, inflation is quiescent and manufacturing data is looking better. We remain cautious, however, realizing that a number of risks could impact the markets, such as the continued war on terrorism, escalating conflict within the Middle East or an increase in oil prices, which has historically been a major contributing factor to the state of global economic conditions.

                           We also continue to look for opportunities on the fixed-income side. With the improving economy, declining default rates and wider spreads, we believe high-yield and corporate bonds may look favorable.

                           INSIGHTS AND ANALYSIS
                           Please read through your annual report to see what your Nations Funds portfolio managers have to say about the markets, the economy and how your investment has fared over the past 12 months.

                           Should you have any questions or comments on your annual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance and other information about your fund.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /S/ A. MAX WALKER
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS



                           /S/ ROBERT H. GORDON
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, LLC

                           March 31, 2002

TABLE OF CONTENTS

                                     ECONOMIC OVERVIEW                                               3
                                     MUNICIPAL BOND MARKET OVERVIEW                                  5
                                     PORTFOLIO COMMENTARY
                                     Nations Short-Term Municipal Income Fund                        7
                                     Nations Intermediate Municipal Bond Fund                       11
                                     Nations Municipal Income Fund                                  15
                                     Nations CA Municipal Bond Fund                                 19
                                     Nations FL Intermediate Municipal Bond Fund                    23
                                     Nations FL Municipal Bond Fund                                 27
                                     Nations GA Intermediate Municipal Bond Fund                    31
                                     Nations GA Municipal Bond Fund                                 35
                                     Nations KS Municipal Income Fund                               39
                                     Nations MD Intermediate Municipal Bond Fund                    43
                                     Nations MD Municipal Bond Fund                                 47
                                     Nations NC Intermediate Municipal Bond Fund                    51
                                     Nations NC Municipal Bond Fund                                 56
                                     Nations SC Intermediate Municipal Bond Fund                    61
                                     Nations SC Municipal Bond Fund                                 65
                                     Nations TN Intermediate Municipal Bond Fund                    69
                                     Nations TN Municipal Bond Fund                                 73
                                     Nations TX Intermediate Municipal Bond Fund                    77
                                     Nations TX Municipal Bond Fund                                 81
                                     Nations VA Intermediate Municipal Bond Fund                    85
                                     Nations VA Municipal Bond Fund                                 89
                                     FINANCIAL STATEMENTS
                                     Statements of net assets                                       93
                                     Statements of operations                                      230
                                     Statements of changes in net assets                           234
                                     Schedules of capital stock activity                           242
                                     Financial highlights                                          264
                                     Notes to financial statements                                 306
                                     Tax information                                               316
                                     Fund governance                                               318

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER AND                       research firm that measures
                                  INTERMEDIARY SERVICE                  customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS AND
                                  INVESTMENT PROFESSIONALS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.

                     [This page intentionally left blank.]

ECONOMIC OVERVIEW

BANC OF AMERICA CAPITAL MANAGEMENT*

                           THE YEAR IN REVIEW
                           Over the past year, the U.S. economy suffered its first recession in more than a decade as well as the trauma of an unprecedented attack from terrorism. The ability of the U.S. financial markets to cope with these shocks demonstrates the resilience of our economic system.

                           While stock market performance varied by investment style and sector, most measures remained relatively flat or posted gains for the 12 months ended March 31, 2002. The Standard & Poor's 500 Composite Stock Price Index** remained essentially stable, with a total return of almost 0.2%. In contrast, gains by smaller companies pushed the total return of the Russell 2000 Index*** to nearly 14%.

                           Stock market performance across industry segments diverged widely over the past year. Anticipation of an economic recovery gave a sizable boost to basic material stocks, while investors also sought the safety of the consumer staples sector. Excess capacity, however, drove the share prices of many telecommunications service companies sharply lower.

                           The fixed-income markets faced pressure from rising long-term interest rates in early 2002, yet still managed to post a moderate return over the 12 months ending March 31, 2002. U.S. Treasury securities achieved a 3% return, as measured by the Lehman U.S. Treasury Index.+ Meanwhile, the Lehman Corporate Bond Index++ recorded a 5% gain.

                           After the longest expansion in U.S. history, the U.S. economy slipped into recession in March 2001, according to the Business Cycle Dating Committee of the National Bureau of Economic Research. The prior year's tightening of monetary policy, higher energy costs and the contraction in the stock market all acted to slow the economy, especially the "hard-hit" manufacturing sector. The September 11, 2001 terrorist attacks extended the downturn to other sectors, such as travel and tourism.

                           By historical standards, the past year's recession has been relatively short and mild. Real Gross Domestic Product (GDP) declined in only one quarter, the July through September 2001 period. Housing remained strong throughout the downturn and

---------------

                           *Banc of America Capital Management is the investment management group of Bank of America, N.A. and includes Banc of America Capital Management, LLC, investment sub-adviser to many Nations Funds, and other non-bank affiliates of Bank of America.

                           **The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           ***The Russell 2000 Index is an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           +The Lehman U.S. Treasury Index is an index consisting of U.S. Treasury debt obligations and is generally considered to be representative of U.S. Treasury market activity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           ++The Lehman Corporate Bond Index is an unmanaged market value-weighted index of investment- grade corporate fixed-rate debt issues with maturities of one year or more. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           Source of all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ECONOMIC OVERVIEW CONTINUED...

                           consumer spending held up relatively well. However, corporate profits plunged and businesses slashed their capital spending budgets.

                           As 2001 drew to a close, forces were converging to produce an economic upswing in 2002. Eleven interest-rate cuts by the Federal Reserve Board (the "Fed") combined with tax cuts and increases in federal spending helped to refuel the U.S. economic engine. Meanwhile, businesses reacted quickly by bringing inventories in line with demand, and Americans displayed a remarkable ability to recover from last September's shock.

                           THE YEAR AHEAD
                           Recent economic statistics indicate that the recession has ended and an economic recovery has taken hold. With companies no longer able to fill sales with goods already on the shelf, production and real GDP turned sharply higher in the first quarter. Although significant risks persist, we believe the recovery should continue over the balance of 2002.

                           We also believe a gradual improvement in the job market, personal income gains and rising home equity values should support a further rise in consumer spending. Companies have been reluctant to increase their spending on technology products and other capital goods, but by the latter part of 2002 we believe many companies could grow more confident in a sustained economic recovery. Some improvement in operating margins and higher sales volumes, we feel, would allow profits to rebound over the next few quarters.

                           Favorable long-term productivity trends remain intact, which we believe should put the economy on track for expansion in 2002. We anticipate that the Fed will raise interest rates from today's extraordinarily low levels to keep inflation in check. However, even by year-end, interest rates may continue to be at moderate levels.

                           Looking ahead, investors may continue to face formidable risks that have recently been exacerbated by the worldwide war against terrorism and violence in the Middle East. Valuation levels also may remain a constraint. Yet, we believe that the fundamentals of the U.S. economy remain strong and the U.S. appears to be leading the rest of the world into recovery.

                           LYNN REASER, PH.D.
                           CHIEF ECONOMIST AND SENIOR MARKET STRATEGIST
                           BANC OF AMERICA CAPITAL MANAGEMENT

                           March 31, 2002

MUNICIPAL BOND MARKET OVERVIEW

                           Over the last one-, three- and five-year periods, the taxable-equivalent returns on the Lehman Municipal Bond Index* have outperformed many taxable fixed-income asset classes and generally performed very well against the major equity market benchmarks. The Lehman Municipal Bond Index returned 3.81% for the 12-month period ended March 31, 2002. This lagged the primary taxable bond index, the Lehman Aggregate Bond Index,** which returned 5.35% for the same period.

                           The municipal bond market has benefited in the last 12 months from the poor performance of the equity markets as a whole. Many investors over the last year have renewed their interest in income-producing investments and sought investments with potentially lower volatility.

                           The municipal market was not totally spared from higher market volatility in 2001. Given the events of September 11, 2001, it is not surprising that the transportation sector was the hardest hit sector of the Lehman Revenue Bond Index.*** Prices on airline-related credits backed by Continental Airlines, United Airlines, USAirways, and to a lesser extent Delta Airlines and American Airlines, have shown few signs of rebounding despite the progress which has been made in securing U.S. airports and restoring America's confidence in air travel. The instability that has occurred in the Middle East over the past several months has also added to the length of recovery for the transportation sector. Rising oil prices in our view are likely to apply further fiscal stress on the airline industry.

                           In a reversal of the prior year's performance, the hospital and industrial development revenue/pollution control revenue (IDR/PCR) sectors were the top-performing sectors of the Lehman Revenue Bond Index for the period ended March 31, 2002. The hospital sector finished first, returning 5.72% for the period followed by the IDR/PCR sector, which finished second, returning 4.88% for the same time frame.

                           Municipal market investors watched short rates fall significantly from the beginning of 2001 into the first two months of 2002 as the Federal Reserve Board (the "Fed") steadily lowered interest rates throughout the year. This led to a dramatic steepening of the yield curve from two to 15 years. The municipal yield curve from 15 to 30 years is, however, quite flat with investors picking up 94% of the 30-year yield by extending only 15 years. The municipal yield curve from two to 15 years was extremely steep in February 2002 with 245 basis points (2.45%) and flattened considerably -- but not to the same extent as the Treasury curve -- to 204 basis points (2.04%) in March 2002. We believe a continued flattening of the yield curve from the levels may be expected pending a potentially more restrictive policy from the Fed. Many economists are anticipating that a tightening cycle may begin mid-year at the earliest.

---------------

                           *The Lehman Municipal Bond Index is a broad-based index of over 40,000 tax-free, investment grade bonds, with a maturity of one year or greater. All interest is reinvested. It is unmanaged, not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           **The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage- backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           ***The Lehman Revenue Bond Index is an unmanaged index for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MUNICIPAL BOND MARKET OVERVIEW CONTINUED...

                           In general, we would look to maintain a slightly short to neutral duration by utilizing bonds with more of a defensive structure as we anticipate the absolute level of interest rates to rise in 2002. We also continue to look for opportunities to "trade up" in credit quality, as state and local governments are likely to see budget surpluses evaporate and the need to issue additional debt may likely increase throughout 2002. This is especially true for New York and California, where a tremendous amount of supply is already expected in mid- to late-2002.

                           MUNICIPAL FIXED INCOME MANAGEMENT TEAM
                           BANC OF AMERICA CAPITAL MANAGEMENT, LLC

                           March 31, 2002

NATIONS SHORT-TERM MUNICIPAL

INCOME FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income tax
consistent with minimal
fluctuation of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Short-Term
Municipal Income Fund
Investor A Shares provided
shareholders with a total
return of 3.27%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS SHORT-TERM MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues for their additional yield potential. By maintaining a well-diversified portfolio, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a short-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of less than three years and a duration between 1.25 and 2.75 years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.27%, Nations Short-Term Municipal Income Fund (Investor A Shares) underperformed its peer group, the Lipper Short Municipal Debt Funds Average, which returned 3.35% for the 12-month period ending March 31, 2002. While the Fund benefited from a longer duration than its peers for the last nine months of 2001, the longer duration hurt the Fund's performance as interest rates rose in the first quarter of 2002. The Fund has been moving to a more defensive mode as we have been adding floating rate securities and higher premium cushion bonds (bonds containing some call protection). The Fund has seen good growth over the past fiscal year. The Fund's higher than usual cash equivalent balance has caused the Fund's distribution yield to underperform its peers. However, we feel the structure could provide excellent flexibility to capture higher yields on future purchases.

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 1.00%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Short Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of less than three years.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SHORT-TERM MUNICIPAL

INCOME FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           In terms of price performance, April has historically been the second worst-performing month of the year for municipal securities (March being the worst). In our opinion, three factors that could potentially exacerbate this underperformance include a rather low coupon/redemption payment level leading to less demand, the richness of the intermediate and long-term portions of the municipal market in relationship to taxables and, finally, the perceived overall bearish sentiment of most market participants toward municipals. Offsetting these factors is a general feeling that the sell-off in March was overdone and some amount of retracement needs to occur before we settle into a more gradual trend toward higher rates. Additionally, the visible supply in the coming months appears to be light.

                           Over the next 12 months, we will look to maintain a slightly short to neutral duration by utilizing bonds with more of a defensive structure (shorter duration and/or a higher coupon), as we expect the absolute level of interest rates to rise in 2002. We currently favor bonds maturing inside 10-years, where we believe municipal securities are somewhat cheap compared to U.S. Treasuries. Also, we continue to look for opportunities to trade up in credit quality where possible, as state and local governments may likely see budget surpluses evaporate and the need to issue additional debt increase throughout 2002.

NATIONS SHORT-TERM MUNICIPAL

INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

23.7%  General obligation
20.3%  Industrial development revenue/Pollution control revenue
11.2%  Education
 9.7%  Hospital
 7.8%  Electric
 6.2%  Transportation
 3.5%  Prerefunded
 3.5%  Housing
14.1%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Burke County, Georgia, Development
                                                                                 Authority, PCR, (Oglethorpe Power
                                                                                 Corporation) Series 1993A , (FGIC
                                                                                 Insured, Bayerische Landesbank SBA),
                                                                                 1.450% 01/01/16                         4.8%
                                                                            -------------------------------------------------
                                                                              2  Utah State, GO, Series 2001B, 4.500%
                                                                                 07/01/04                                2.0%
                                                                            -------------------------------------------------
                                                                              3  Tippecanoe, Indiana, Independent
                                                                                 School Corporation, Temporary Loan
                                                                                 Notes, Series 2002, 2.100% 12/27/02     1.7%
                                                                            -------------------------------------------------
                                                                              4  Arkansas State, GO, Series 2001A,
                                                                                 4.000% 08/01/05                         1.7%
                                                                            -------------------------------------------------
                                                                              5  Chester County, Pennsylvania,
                                                                                 Industrial Development Authority,
                                                                                 Revenue, (Malvern Prep School
                                                                                 Project) Series 2001, (First Union
                                                                                 National Bank LOC), 1.550% 04/01/31     1.6%
                                                                            -------------------------------------------------
                                                                              6  Richmond County, Georgia, Development
                                                                                 Authority, IDR Refunding, (Archer
                                                                                 Daniels Midland Project) Series 1993,
                                                                                 5.300% 05/01/05                         1.3%
                                                                            -------------------------------------------------
                                                                              7  Mississippi State, Gaming County
                                                                                 Highway Improvements Project, GO,
                                                                                 Series 2001B, 5.000% 10/01/06           1.2%
                                                                            -------------------------------------------------
                                                                              8  California State, GO, Series
                                                                                 2000A-10-Reg-D, (Bayerische
                                                                                 Hypotheken-Und Vereinsbank SBPA),
                                                                                 1.950% 03/01/03                         1.2%
                                                                            -------------------------------------------------
                                                                              9  Michigan State, Housing Development
                                                                                 Authority, Rental Housing Revenue,
                                                                                 Series 2000B, (MBIA Insured, Morgan
                                                                                 Guaranty Trust), 1.500% 04/01/24        1.1%
                                                                            -------------------------------------------------
                                                                             10  Cook County, Illinois, Township High
                                                                                 School District Number 211 Palatine
                                                                                 and Schaumb GO, Series 2001, 5.000%
                                                                                 12/01/05                                1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS SHORT-TERM MUNICIPAL
INCOME FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                                NATIONS SHORT-TERM MUNICIPAL       LEHMAN 3-YEAR MUNICIPAL BOND
                                                                        INCOME FUND                           INDEX
                                                                ----------------------------       ----------------------------
Nov. 2 1993                                                                9900.00                           10000.00
1993                                                                      10005.00                           10092.00
1994                                                                      10032.00                           10161.00
1995                                                                      10839.00                           11062.00
1996                                                                      11269.00                           11554.00
1997                                                                      11781.00                           12187.00
1998                                                                      12315.00                           12822.00
1999                                                                      12599.00                           13074.00
2000                                                                      13275.00                           13889.00
2001                                                                      13938.00                           14804.00
Mar. 31 2002                                                              13974.00                           14879.00

[INVESTOR A SHARES AT NAV** (AS IF 3/31/02) RETURN CHART]

                                                                NATIONS SHORT-TERM MUNICIPAL       LEHMAN 3-YEAR MUNICIPAL BOND
                                                                        INCOME FUND                           INDEX
                                                                ----------------------------       ----------------------------
Nov. 2, 1993                                                              10000.00                           10000.00
1993                                                                      10106.00                           10092.00
1994                                                                      10133.00                           10161.00
1995                                                                      10948.00                           11062.00
1996                                                                      11383.00                           11554.00
1997                                                                      11900.00                           12187.00
1998                                                                      12439.00                           12822.00
1999                                                                      12726.00                           13074.00
2000                                                                      13409.00                           13889.00
2001                                                                      14079.00                           14804.00
Mar. 31, 2002                                                             14115.00                           14879.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (11/2/93 through
      3/31/02)              4.18%     4.06%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Short-Term Municipal Income Fund from the inception of the share class. The Lehman 3-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 2 to 3 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                      10/7/93              11/2/93                   10/12/93                   5/19/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                    3.54%         3.27%        2.26%        2.51%       -2.48%         2.47%        1.47%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                               4.23%         3.97%        3.63%        3.34%        2.40%         3.18%        3.18%
5 YEARS                               4.54%         4.31%        4.10%        3.87%        3.52%         3.76%        3.76%
SINCE INCEPTION                       4.36%         4.18%        4.06%        3.82%        3.82%         4.04%        4.04%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 1.00%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 10

NATIONS INTERMEDIATE MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income tax
consistent with moderate
fluctuation of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Intermediate
Municipal Bond Fund
Investor A Shares provided
shareholders with a total
return of 2.91%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk, and lower quality, investment grade issues for their additional yield potential. By maintaining a well-diversified portfolio, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 2.91%, Nations Intermediate Municipal Bond Fund (Investor A Shares) underperformed its peer group, the Lipper Intermediate Municipal Debt Funds Average, which returned 3.06% for the 12-month period ended March 31, 2002. The Fund's overweighted position in industrial revenue issues hurt performance as the economic recession put pressure on credit spreads. In addition, the Fund's exposure to a toll road project in Virginia, which encountered construction delays, also negatively impacted performance. Partially offsetting these issues was strong performance in the hospital sector in which the Fund had an overweighted position.

                           WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           In terms of price performance, April has historically been the second worst-performing month of the year for municipal securities (March being the worst). In our opinion, three factors that could potentially exacerbate this underperformance include a rather low coupon/redemption payment level leading to less demand, the

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS INTERMEDIATE MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           richness of the intermediate and long-term portions of the municipal market in relationship to taxables and, finally, the perceived overall bearish sentiment of most market participants toward municipals. Offsetting these factors is a general feeling that the sell-off in March was overdone and some amount of retracement needs to occur before we settle into a more gradual trend toward higher rates. Additionally, the visible supply in the coming months appears to be light.

                           Over the next 12 months, we will look to maintain a slightly short to neutral duration by utilizing bonds with more of a defensive structure (shorter duration and/or a higher coupon), as we expect the absolute level of interest rates to rise in 2002. We currently favor bonds maturing inside 10-years, where we believe municipal securities are somewhat cheap compared to U.S. Treasuries. Also, we continue to look for opportunities to trade up in credit quality where possible, as state and local governments may likely see budget surpluses evaporate and the need to issue additional debt increase throughout 2002.

NATIONS INTERMEDIATE MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

28.5%  General obligation
12.6%  Hospital
11.3%  Industrial development revenue/Pollution control revenue
 8.4%  Transportation
 6.5%  Housing
 6.4%  Prerefunded
 6.3%  Education
 6.1%  Electric
 4.0%  Water
 9.9%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Illinois State, Sales Tax Revenue
                                                                                 Refunding, Series 1993S, 6.000%
                                                                                 06/15/03                                1.2%
                                                                            -------------------------------------------------
                                                                              2  Massachusetts State, GO Refunding,
                                                                                 Series 1993C, (AMBAC Insured), 4.950%
                                                                                 08/01/05                                1.0%
                                                                            -------------------------------------------------
                                                                              3  Maryland State, Transportation
                                                                                 Department, Series 2002, 5.500%
                                                                                 02/01/10                                1.0%
                                                                            -------------------------------------------------
                                                                              4  Chicago, Illinois, Park District, GO,
                                                                                 Series 1995, 6.600% 11/15/14            1.0%
                                                                            -------------------------------------------------
                                                                              5  Harris County, Texas, GO, Series
                                                                                 2001, 5.000% 10/01/12                   1.0%
                                                                            -------------------------------------------------
                                                                              6  Arkansas State, GO, Series 2000A,
                                                                                 5.500% 08/01/11                         0.9%
                                                                            -------------------------------------------------
                                                                              7  Oregon State, Department
                                                                                 Administrative Services, Certificates
                                                                                 of Participation, Series 2002C, (MBIA
                                                                                 Insured), 5.250% 11/01/10               0.9%
                                                                            -------------------------------------------------
                                                                              8  Texas State, Water Development GO,
                                                                                 Series 1997D, 5.000% 08/01/19           0.9%
                                                                            -------------------------------------------------
                                                                              9  Washington State, GO Refunding,
                                                                                 Series 1993R-93B, 5.125% 10/01/04       0.9%
                                                                            -------------------------------------------------
                                                                             10  Chicago, Illinois, GO Refunding,
                                                                                 Series 1999A, (FGIC Insured), 5.000%
                                                                                 01/01/08                                0.9%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS INTERMEDIATE MUNICIPAL
BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS INTERMEDIATE MUNICIPAL      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                         BOND FUND                            INDEX
                                                               ------------------------------      ----------------------------
Aug. 17| 1993                                                              9675.00                           10000.00
1993                                                                       9979.00                           10413.00
1994                                                                       9502.00                           10125.00
1995                                                                      10884.00                           11557.00
1996                                                                      11301.00                           12061.00
1997                                                                      12111.00                           12987.00
1998                                                                      12747.00                           13806.00
1999                                                                      12560.00                           13786.00
2000                                                                      13551.00                           15040.00
2001                                                                      14170.00                           15822.00
Mar. 31| 2002                                                             14250.00                           15972.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS INTERMEDIATE MUNICIPAL      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                         BOND FUND                            INDEX
                                                               ------------------------------      ----------------------------
Aug. 17| 1993                                                             10000.00                           10000.00
1993                                                                      10314.00                           10413.00
1994                                                                       9821.00                           10125.00
1995                                                                      11250.00                           11557.00
1996                                                                      11681.00                           12061.00
1997                                                                      12518.00                           12987.00
1998                                                                      13175.00                           13806.00
1999                                                                      12982.00                           13786.00
2000                                                                      14006.00                           15040.00
2001                                                                      14646.00                           15822.00
Mar. 31| 2002                                                             14729.00                           15972.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (8/17/93 through
      3/31/02)              4.60%     4.19%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Intermediate Municipal Bond Fund from the inception of the share class. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     7/30/93               8/17/93                   12/2/93                    11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   3.17%          2.91%       -0.43%        2.14%       -0.82%         2.03%        1.04%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              3.84%          3.59%        2.44%        2.83%        2.53%         2.82%        2.82%
5 YEARS                              5.00%          4.76%        4.07%        4.08%        4.08%         4.16%        4.16%
SINCE INCEPTION                      4.93%          4.60%        4.19%        4.04%        4.04%         5.20%        5.20%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 14

NATIONS MUNICIPAL INCOME FUND


MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income tax with
the potential for
principal fluctuation
associated with
investments in long-term
municipal securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Municipal Income
Fund Investor A Shares
provided shareholders with
a total return of 1.95%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues for their additional yield potential. By maintaining a well-diversified portfolio, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of greater than seven years and a duration of greater than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 1.95%, Nations Municipal Income Fund (Investor A Shares) underperformed its peer group, the Lipper General Municipal Debt Funds Average, which returned 2.75%, for the 12-month period ended March 31, 2002. The underperformance of the Fund can be attributed to the overweighting in the transportation sector of the market. Bonds backed by United Airlines, American Airlines and Emery Worldwide dramatically underperformed in terms of price performance in the latter half of 2001. We remain confident, however, that the bonds continue to be secure. We believe the value that was lost in 2001 may be recovered over time, as the transportation sector returns to historical capacity levels.

                           WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           In terms of price performance, April has historically been the second worst-performing month of the year for municipal securities (March being the worst). In our opinion, three factors that could potentially exacerbate this underperformance include a rather low coupon/redemption payment level leading to less demand, the

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper General Municipal Debt Funds Average invest in at least 65% of their assets in municipal debt issues in the top four credit ratings.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS MUNICIPAL INCOME FUND


MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           richness of the intermediate and long-term portions of the municipal market in relationship to taxables and, finally, the perceived overall bearish sentiment of most market participants toward municipals. Offsetting these factors is a general feeling that the sell-off in March was overdone and some amount of retracement needs to occur before we settle into a more gradual trend toward higher rates. Additionally, the visible supply in the coming months appears to be light.

                           Over the next 12 months, we will look to maintain a slightly short to neutral duration by utilizing bonds with more of a defensive structure (shorter duration and/or a higher coupon), as we expect the absolute level of interest rates to rise in 2002. We currently favor bonds maturing inside 10-years, where we believe municipal securities are somewhat cheap compared to U.S. Treasuries. Also, we continue to look for opportunities to trade up in credit quality where possible, as state and local governments may likely see budget surpluses evaporate and the need to issue additional debt increase throughout 2002.

NATIONS MUNICIPAL INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

26.7%  General obligation
17.7%  Prerefunded
10.2%  Industrial development revenue/Pollution control revenue
 9.9%  Hospital
 8.3%  Water
 7.0%  Transportation
 6.1%  Education
 4.3%  Housing
 3.0%  Electric
 6.8%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Washington State, GO, Series 2000A,
                                                                                 5.625% 07/01/21                         2.2%
                                                                            -------------------------------------------------
                                                                              2  Washington State, GO, Series 1990A,
                                                                                 6.750% 02/01/15                         1.8%
                                                                            -------------------------------------------------
                                                                              3  Murray City, Utah, Hospital Revenue
                                                                                 Refunding, (IHC Health Services, Inc.
                                                                                 Project) Series 1996, (MBIA Insured),
                                                                                 5.000% 05/15/22                         1.7%
                                                                            -------------------------------------------------
                                                                              4  Chicago, Illinois, O'Hare
                                                                                 International Airport, Revenue,
                                                                                 Refunding Second Lien, Series 1999,
                                                                                 AMT, (AMBAC Insured), 5.500% 01/01/10   1.6%
                                                                            -------------------------------------------------
                                                                              5  Illinois, Metropolitan Pier &
                                                                                 Exposition Authority, Capital
                                                                                 Appreciation, Dedicated State Tax
                                                                                 Revenue, (McCormick Place Exposition
                                                                                 Project) Series 1993A, (FGIC
                                                                                 Insured), 5.174% 06/15/13               1.3%
                                                                            -------------------------------------------------
                                                                              6  Pilchuck, Washington, Public
                                                                                 Development Corporation, Special
                                                                                 Airport Facilities Revenue, (Tramco
                                                                                 Inc. Project) Series 1993, AMT,
                                                                                 6.000% 08/01/23                         1.3%
                                                                            -------------------------------------------------
                                                                              7  Montgomery County, Ohio, Hospital
                                                                                 Revenue, Series 1999, 6.750% 04/01/22   1.2%
                                                                            -------------------------------------------------
                                                                              8  Wyoming, Student Loan Corporation,
                                                                                 Revenue Refunding, Series 1999A,
                                                                                 6.250% 06/01/29                         1.2%
                                                                            -------------------------------------------------
                                                                              9  Chelan County, Washington,
                                                                                 Development Corporation, PCR
                                                                                 Refunding, (Alcoa, Inc. Project)
                                                                                 Series 1995, 5.850% 12/01/31            1.2%
                                                                            -------------------------------------------------
                                                                             10  Huntsville, Alabama, Health Care
                                                                                 Authority, Revenue, Series 2001A,
                                                                                 5.750% 06/01/31                         1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS MUNICIPAL INCOME FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS MUNICIPAL INCOME FUND       LEHMAN MUNICIPAL BOND INDEX
                                                               -----------------------------       ---------------------------
Mar. 31 1992                                                               9525.00                           10000.00
1993                                                                      10757.00                           11252.00
1994                                                                      10941.00                           11513.00
1995                                                                      11688.00                           12368.00
1996                                                                      12704.00                           13405.00
1997                                                                      13444.00                           14136.00
1998                                                                      14910.00                           15651.00
1999                                                                      15687.00                           16621.00
2000                                                                      15330.00                           16608.00
2001                                                                      16794.00                           18421.00
Mar. 31 2002                                                              17121.00                           19123.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS MUNICIPAL INCOME FUND       LEHMAN MUNICIPAL BOND INDEX
                                                               -----------------------------       ---------------------------
Mar. 31 1992                                                              10000.00                           10000.00
1993                                                                      11293.00                           11252.00
1994                                                                      11487.00                           11513.00
1995                                                                      12271.00                           12368.00
1996                                                                      13338.00                           13405.00
1997                                                                      14114.00                           14136.00
1998                                                                      15654.00                           15651.00
1999                                                                      16469.00                           16621.00
2000                                                                      16095.00                           16608.00
2001                                                                      17631.00                           18421.00
Mar. 31 2002                                                              17975.00                           19123.00


AVERAGE ANNUAL TOTAL RETURN

Investor A Shares

     10-YEAR                NAV**       MOP*
     (3/31/92 through
      3/31/02)              6.04%      5.53%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Municipal Income Fund over the last 10 years. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                                                                                 INVESTOR C
                                                                 INVESTOR A              INVESTOR B
                                               PRIMARY A      NAV**       MOP*       NAV**      CDSC***      NAV**      CDSC***
Inception date                                 2/1/91              2/1/91                  6/7/93                 6/17/92
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                               2.21%        1.95%      -2.93%      1.28%      -2.61%       1.28%       0.31%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                          3.19%        2.96%       1.31%      2.19%       1.28%       2.21%       2.21%
5 YEARS                                          5.18%        4.96%       3.94%      4.23%       4.06%       4.28%       4.28%
10 YEARS                                         6.25%        6.04%       5.53%       --          --          --          --
SINCE INCEPTION                                  6.53%        6.34%       5.88%      4.46%       4.46%       5.22%       5.22%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS CALIFORNIA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*

PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks as high a
level of current interest
income free of federal
income tax and California
state individual income
tax as is consistent with
prudent investment
management and
preservation of capital.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations California
Municipal Bond Fund
Investor A Shares provided
shareholders with a total
return of 2.45%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS CALIFORNIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio, generally within the universe of California municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 2.45%, Nations California Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper California Municipal Debt Funds Average, which returned 2.31% for the 12-month period ended March 31, 2002. The Fund maintained a more conservative duration than its peers during a period in which longer-term interest rates increased. In addition, the Fund's higher than average credit quality proved beneficial, as credit spreads remained wider than normal.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA?

                           The state of California is rated "A1" by Moody's Investors Services, "A+" by Standard & Poor's Corporation and "AA" by Fitch, Inc. The ratings reflect California's large, broad-based economy and moderate debt load, tempered by expectations of budgetary shortfalls in fiscal years 2002 and 2003. They also reflect

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper California Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in California.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS CALIFORNIA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           the structural budget imbalances in the foreseeable future as well as a weak cash position that is exacerbated by delays in issuing power revenue bonds to reimburse the general fund for power purchased during the height of the energy crisis.

                           California faced a mild recession in 2001. Job losses were relatively mild compared to the nation as a whole but were disproportionately concentrated in the San Francisco Bay area due to the severe slowdown in the high-tech sector. A drop in exports, soaring energy prices, threats of rolling blackouts and a post-September 11, 2001 decline in tourism and travel also challenged the state's economy. The resulting fiscal impact was severe, as declines in the stock market and personal income levels led to a sharp drop in wages and option-related income for the state. California's general fund cash position declined by $5.1 billion to $3.6 billion at the state's fiscal year end.

                           WHAT IS YOUR OUTLOOK FOR CALIFORNIA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           The state of California's economy, we believe, may begin a recovery by mid-2002 and accelerate in 2003. A key challenge for the state in the near term will be addressing projected budgetary deficits while still meeting minimum education funding requirements mandated under the state constitution. Nevertheless, we feel the state has significant financial flexibility, and economic growth is expected to eventually help stabilize the state's financial position. Local government units could be impacted by state budget cuts in local aid, but these units are currently in better financial condition in general than they were following the last recession. Longer-term challenges include meeting the population's water demands, health care, affordable housing and infrastructure needs.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain a slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to U.S. Treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002. We believe this is especially true for California where a tremendous amount of supply may be expected in mid- to late-2002.

NATIONS CALIFORNIA MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

15.0%  Water
13.7%  Lease
11.1%  Electric
10.5%  General obligation
 9.7%  Transportation
 9.5%  Hospital
 9.3%  Housing
 6.7%  Prerefunded
 6.6%  Special tax
 7.9%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Fresno, California, Sewer Revenue,
                                                                                 Series 1993A-1, (AMBAC Insured),
                                                                                 6.250% 09/01/14                         2.7%
                                                                            -------------------------------------------------
                                                                              2  Puerto Rico, Electric Power
                                                                                 Authority, Revenue, 6.000% 07/01/14     2.5%
                                                                            -------------------------------------------------
                                                                              3  Port Oakland, California, Port
                                                                                 Revenue Refunding, Series 1997H, AMT,
                                                                                 (MBIA Insured), 5.500% 11/01/15         2.4%
                                                                            -------------------------------------------------
                                                                              4  Beverly Hills, California, Public
                                                                                 Financing Authority, Lease Revenue,
                                                                                 (Capital Imports Project) Series
                                                                                 1998A, 5.000% 06/01/23                  2.3%
                                                                            -------------------------------------------------
                                                                              5  Southern California, Public Power
                                                                                 Authority, Power Revenue, Series
                                                                                 1989, 6.750% 07/01/13                   2.2%
                                                                            -------------------------------------------------
                                                                              6  California State, Public Works Board,
                                                                                 Lease Revenue, (Department of
                                                                                 Corrections State Prison Project)
                                                                                 Series 1993E, 5.500% 06/01/19           1.9%
                                                                            -------------------------------------------------
                                                                              7  University of California, Hospital
                                                                                 Revenue, (University of California
                                                                                 Medical Center Project) Series 1996,
                                                                                 (AMBAC Insured), 5.750% 07/01/24        1.9%
                                                                            -------------------------------------------------
                                                                              8  San Jose Redevelopment Agency,
                                                                                 California, Tax Allocation, (Merged
                                                                                 Area Redevelopment Project) Series
                                                                                 1993, (MBIA Insured), 6.000% 08/01/15   1.9%
                                                                            -------------------------------------------------
                                                                              9  California, Statewide Communities
                                                                                 Development Authority, Apartment
                                                                                 Development Revenue Refunding,
                                                                                 (Irvine Apartment Communities
                                                                                 Project) Series 1998A-4, Mandatory
                                                                                 Put 05/15/13 @ 100, 5.250% 05/15/25     1.9%
                                                                            -------------------------------------------------
                                                                             10  Puerto Rico, Electric Power
                                                                                 Authority, Power Revenue, Series
                                                                                 2000HH, (FSA Insured), 5.250%
                                                                                 07/01/29                                1.9%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS CALIFORNIA MUNICIPAL
BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                             NATIONS CALIFORNIA MUNICIPAL BOND
                                                                           FUND                    LEHMAN MUNICIPAL BOND INDEX
                                                             ---------------------------------     ---------------------------
Mar. 31|1992                                                              9525.00                            10000.00
1993                                                                     10743.00                            11252.00
1994                                                                     10979.00                            11513.00
1995                                                                     11607.00                            12368.00
1996                                                                     12401.00                            13405.00
1997                                                                     13017.00                            14136.00
1998                                                                     14408.00                            15651.00
1999                                                                     15362.00                            16621.00
2000                                                                     15150.00                            16608.00
2001                                                                     16655.00                            18421.00
Mar. 31|2002                                                             17063.00                            19123.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                             NATIONS CALIFORNIA MUNICIPAL BOND
                                                                           FUND                    LEHMAN MUNICIPAL BOND INDEX
                                                             ---------------------------------     ---------------------------
Mar. 31|1992                                                             10000.00                            10000.00
1993                                                                     11279.00                            11252.00
1994                                                                     11526.00                            11513.00
1995                                                                     12186.00                            12368.00
1996                                                                     13019.00                            13405.00
1997                                                                     13666.00                            14136.00
1998                                                                     15126.00                            15651.00
1999                                                                     16128.00                            16621.00
2000                                                                     15906.00                            16608.00
2001                                                                     17486.00                            18421.00
Mar. 31|2002                                                             17914.00                            19123.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     10-YEAR                NAV**     MOP*
     (3/31/92 through
      3/31/02)              6.00%     5.49%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations California Municipal Bond Fund over the last 10 years. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]
   TOTAL RETURN (AS OF 3/31/02)

                                                                 INVESTOR A             INVESTOR B++             INVESTOR C
                                              PRIMARY A+      NAV**       MOP*       NAV**      CDSC***      NAV**      CDSC***
Inception date                                5/21/99              3/30/84                7/15/98                 7/29/99
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                              2.85%         2.45%      -2.39%      1.68%      -3.20%       1.82%       0.84%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                         3.74%         3.56%       1.89%      2.83%       1.92%         --           --
5 YEARS                                         5.67%         5.56%       4.54%      4.94%       4.60%         --           --
10 YEARS                                        6.06%         6.00%       5.49%      5.69%       5.69%         --           --
SINCE INCEPTION                                 7.39%         7.36%       7.07%      7.18%       7.18%       4.08%       4.08%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

+Primary A Shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Investor A Shares at NAV, which reflect 12b-1 fees of 0.25%. These 12b-1 fees are not applicable to Primary A Shares. Inception date for Investor A Shares is March 30, 1984.

++Investor B Shares commenced operations on July 15, 1998 and have no performance prior to that date. Performance prior to July 15, 1998 is that of Investor A Shares at NAV, which reflect 12b-1 fees of 0.25%. If Investor B Shares 12b-1 fees had been reflected, total returns would have been lower. Inception date for Investor A Shares is March 30, 1984.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS FLORIDA INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income and the
Florida state intangibles
taxes consistent with
moderate fluctuation of
principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Florida
Intermediate Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.03%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Florida municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity between three and ten years and a duration of between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.03%, Nations Florida Intermediate Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Florida Intermediate Municipal Debt Funds Average, which returned 2.99% for the 12-month period ended March 31, 2002. The Fund benefited from a longer duration stance than its peer group and an over-weighting in general obligation and hospital revenue bonds. The Fund has been moving to a more defensive mode, as we have been adding higher premium cushion bonds (bonds containing some call protection) and trading up in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN FLORIDA?

                           The state of Florida has been rated "Aa" by Moody's Investors Services with a negative outlook, "AA+" by Standard & Poor's Corporation with a stable outlook and "AA" by Fitch, Inc. The key factors in the state's long-term creditworthiness

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Florida Intermediate Municipal Debt Funds Average invest at least 65% of their assets in municipal debt issues that are exempt from taxation in Florida, with dollar-weighted average maturities of five to ten years.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS FLORIDA INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           are a growing and diversifying economy, excellent prospects for future growth, and despite recent pressures, a long history of strong financial management.

                           The largest sectors in the state's economy are retail trade, health services, finance, insurance and real estate and construction. Tourism, while not considered a formal sector is a leading industry in the state and drives collections of the gross receipts tax (sales tax), the state's principal source of revenue. Tourism has fallen off as a result of the recession and the events of September 11, 2001. There are, however, some significant signs of a turnaround, including an increase in airline traffic. Also, from a long-term perspective both employment and population numbers have been increasing. Concern is often expressed about the relatively large percentage of people over the age of 65. Based on the 2000 census, this population is only 17.6% versus 12.4% for the nation. Additionally, these retirees have brought a stable source of income of transfer payments, which help insulate the state's economy from business cycles. As of January 2002, the state had a budget reserve of $941 million, which is approximately 5% of the estimated 2003 budget. For the 2002 fiscal year, the state anticipates a deficit of $930 million. During the later part of 2001, the state held a special session of the legislature to address this deficit. As a result, the budget was balanced with $1 billion in expense cuts, a delay in cutting the intangibles tax and a reserve draw down (from reserves other than the budget reserve) of $300 million. These actions left the budget reserve untouched and intact.

                           WHAT IS YOUR OUTLOOK FOR FLORIDA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           A key challenge for the state is rapid population growth, which requires infrastructure spending -- particularly for schools. Ideally, expenses may be met without impairing state finances. The state responded to this need by establishing a public education bond program, which is funded using a first and second lien on utility gross receipts tax. The state has exhibited a long history of coping successfully with growth pressures and cost containment issues, as evidenced by their ability to accumulate large reserves. It is hoped that this success continues.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain a slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rate. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat cheap compared to U.S. Treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible since we think that state and local governments may likely see budget surpluses evaporate and, consequently, the need to issue additional debt increase throughout 2002.

NATIONS FLORIDA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

15.7%  General Obligation
15.2%  Prerefunded
14.3%  Hospital
12.0%  Transportation
10.7%  Housing
 9.7%  Water
 7.4%  Special tax
 4.4%  Electric
 3.1%  Industrial development revenue/Pollution control revenue
 7.5%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Orange County, Florida, Tourist
                                                                                 Development Tax Revenue Refunding,
                                                                                 Series 1998A, (AMBAC Insured), 4.750%
                                                                                 10/01/24                                3.2%
                                                                            -------------------------------------------------
                                                                              2  Orlando, Florida, Utilities
                                                                                 Commission, Water and Electric
                                                                                 Revenue Refunding, Series 2001,
                                                                                 5.000% 10/01/09                         2.7%
                                                                            -------------------------------------------------
                                                                              3  Florida State, Division of Bond
                                                                                 Financing, Department of General
                                                                                 Services Revenue, (Department of
                                                                                 Natural Resources -- Preservation
                                                                                 2000 Project) Series 1993A, (FSA
                                                                                 Insured), Prerefunded 07/01/03 @ 101,
                                                                                 5.300% 07/01/06                         2.5%
                                                                            -------------------------------------------------
                                                                              4  Orange County, Florida, Health
                                                                                 Facilities Authority, Revenue,
                                                                                 (Orlando Regional Healthcare Project)
                                                                                 Series 1996A, (MBIA Insured), 6.250%
                                                                                 10/01/08                                2.3%
                                                                            -------------------------------------------------
                                                                              5  Palm Beach County, Florida, Housing
                                                                                 Finance Authority, Single-Family
                                                                                 Mortgage Revenue Refunding, Series
                                                                                 1999A, AMT, (GNMA/FNMA COLL), 4.850%
                                                                                 04/01/32                                1.9%
                                                                            -------------------------------------------------
                                                                              6  Jacksonville, Florida, Health
                                                                                 Facilities Authority, Hospital
                                                                                 Revenue, Series 1997B, 5.400%
                                                                                 08/15/18                                1.9%
                                                                            -------------------------------------------------
                                                                              7  Arlington County, Virginia,
                                                                                 Industrial Development Authority,
                                                                                 Hospital Facility Revenue, (Virginia
                                                                                 Hospital Arlington Health Systems
                                                                                 Project), Series 2001, 5.500%
                                                                                 07/01/14                                1.9%
                                                                            -------------------------------------------------
                                                                              8  Florida, Housing Finance Agency,
                                                                                 Multi-Family Housing Revenue
                                                                                 Refunding, (Altamonte Project) Series
                                                                                 1994C, Mandatory Put 12/01/03 @ 100,
                                                                                 7.000% 12/01/24                         1.8%
                                                                            -------------------------------------------------
                                                                              9  Florida State, Board of Education,
                                                                                 Public Education Capital Outlay GO,
                                                                                 Series 1993D, 5.200% 06/01/11           1.8%
                                                                            -------------------------------------------------
                                                                             10  Dade County, Florida, Aviation
                                                                                 Revenue, (Miami International Airport
                                                                                 Project) Series 1997B, AMT, (FSA
                                                                                 Insured), 5.000% 10/01/06               1.7%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                                NATIONS FLORIDA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                                ----------------------------       ----------------------------
Dec. 14| 1992                                                              9675.00                           10000.00
1993                                                                      10793.00                           11136.00
1994                                                                      10329.00                           10828.00
1995                                                                      11783.00                           12359.00
1996                                                                      12199.00                           12898.00
1997                                                                      13053.00                           13888.00
1998                                                                      13727.00                           14764.00
1999                                                                      13604.00                           14743.00
2000                                                                      14693.00                           16083.00
2001                                                                      15358.00                           16920.00
Mar. 31|2002                                                              15435.00                           17080.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                                NATIONS FLORIDA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                                ----------------------------       ----------------------------
Dec. 14| 1992                                                              10000                              10000
1993                                                                       11156                              11136
1994                                                                       10676                              10828
1995                                                                       12179                              12359
1996                                                                       12609                              12898
1997                                                                       13491                              13888
1998                                                                       14188                              14764
1999                                                                       14061                              14743
2000                                                                       15187                              16083
2001                                                                       15874                              16920
Mar. 31|2002                                                               15953                              17080


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (12/14/92 through
      3/31/02)              5.15%     4.78%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Florida Intermediate Municipal Bond Fund from the inception of the share class. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                          INVESTOR A               INVESTOR B                INVESTOR C
                                      PRIMARY A       NAV**        MOP*        NAV**       CDSC***       NAV**       CDSC***
Inception date                        12/11/92             12/14/92                  6/7/93                   12/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                     3.28%          3.03%       -0.33%       2.26%       -0.70%        2.12%        1.14%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                4.08%          3.80%        2.67%       3.08%        2.77%        3.07%        3.07%
5 YEARS                                5.14%          4.88%        4.19%       4.21%        4.21%        4.20%        4.20%
SINCE INCEPTION                        5.37%          5.15%        4.78%       4.28%        4.28%        4.60%        4.60%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS FLORIDA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income and the
Florida state intangibles
taxes with the potential
for principal fluctuation
associated with
investments in long-term
municipal securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Florida Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.29%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS FLORIDA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Florida municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.29%, Nations Florida Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Florida Municipal Debt Funds Average, which returned 3.14% for the 12-month period ended March 31, 2002. The Fund benefited from a longer duration stance than its peer group and an over-weighting in general obligation and hospital revenue bonds. The Fund has been moving to a more defensive mode, as we have been adding higher-premium cushion bonds (bonds containing some call protection) and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN FLORIDA?

                           The state of Florida has been rated "Aa" by Moody's Investors Services with a negative outlook, "AA+" by Standard & Poor's Corporation with a stable outlook and "AA" by Fitch, Inc. The key factors in the state's long-term creditworthiness

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Florida Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Florida.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS FLORIDA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           are a growing and diversifying economy, excellent prospects for future growth and, despite recent pressures, a long history of strong financial management.

                           The largest sectors in the state's economy are retail trade, health services, finance, insurance and real estate and construction. Tourism, while not considered a formal sector, is a leading industry in the state and drives collections of the gross receipts tax, or sales tax, the state's principal source of revenue. Tourism has fallen off as a result of the recession and the events of September 11, 2001. However, there are, we believe, significant signs of an economic turnaround. For example, airline traffic has been rising. Also, from a long-term perspective, both employment and population have been increasing. Concern is often expressed about the relatively large percentage of people over the age of
                           65. Based on the 2000 census, this population is only 17.6% versus 12.4% for the nation. In addition, these retirees have brought a stable source of income of transfer payments, which help insulate the state's economy from business cycles. As of January 2002, the state had a budget reserve of $941 million, which is approximately 5% of the estimated 2003 budget. For the fiscal year 2002, the state anticipates a deficit of $930 million. During the later part 2001 the state held a special session of the legislature to address this deficit. As a result, the budget was balanced with $1 billion in expense cuts, a delay in cutting the intangibles tax and a reserve draw down (from reserves other than the budget reserve) of $300 million. These actions left the budget reserve untouched and intact.

                           WHAT IS YOUR OUTLOOK FOR FLORIDA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           A key challenge for the state is rapid population growth, which requires infrastructure spending -- particularly for schools. Ideally, expenses may be met without impairing state finances. The state responded to this need by establishing a public education bond program, which is funded using a first and second lien on utility gross receipts tax. The state has exhibited a long history of coping successfully with growth pressures and cost containment issues, as evidenced by their ability to accumulate large reserves. It is hoped that this success continues.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat cheap compared to U.S. Treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible since we think that state and local governments may likely see budget surpluses evaporate and, consequently, the need to issue additional debt increase throughout 2002.

NATIONS FLORIDA MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

21.2%  Prerefunded
13.7%  Hospital
11.2%  General obligation
 9.5%  Transportation
 9.1%  Electric
 7.5%  Housing
 7.4%  Special tax
 5.1%  Resource recovery
 3.4%  Industrial development revenue/Pollution control revenue
11.9%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Palm Beach County, Florida, Solid
                                                                                 Waste Authority, Revenue, Unrefunded
                                                                                 Balance, Series 1997A, (AMBAC
                                                                                 Insured), 6.000% 10/01/10               4.3%
                                                                            -------------------------------------------------
                                                                              2  Okaloosa County, Florida, Gas
                                                                                 Distribution Revenue Refunding,
                                                                                 Series 1994, (MBIA Insured),
                                                                                 Prerefunded 10/01/04 @ 102, 6.875%
                                                                                 10/01/19                                4.3%
                                                                            -------------------------------------------------
                                                                              3  Jacksonville, Florida, Sales Tax
                                                                                 Revenue, (River City Renaissance
                                                                                 Project) Series 1995, (FGIC Insured),
                                                                                 Prerefunded 10/01/05 @ 101, 5.650%
                                                                                 10/01/14                                4.2%
                                                                            -------------------------------------------------
                                                                              4  Collier County, Florida, Health
                                                                                 Facilities Authority, Revenue
                                                                                 Refunding, (Moorings, Inc. Project)
                                                                                 Series 1994, 7.000% 12/01/19            4.2%
                                                                            -------------------------------------------------
                                                                              5  Puerto Rico Commonwealth, GO, Series
                                                                                 1997, (MBIA Insured), 6.500% 07/01/15   3.8%
                                                                            -------------------------------------------------
                                                                              6  Pinellas County, Florida, Capital
                                                                                 Improvement Revenue, Series 2000,
                                                                                 4.500% 01/01/06                         3.2%
                                                                            -------------------------------------------------
                                                                              7  South Miami, Florida, Health
                                                                                 Facilities Authority, Hospital
                                                                                 Revenue Refunding, (Baptist Health
                                                                                 Systems Obligation Group Project)
                                                                                 Series 1995, (MBIA Insured), 5.375%
                                                                                 10/01/16                                3.1%
                                                                            -------------------------------------------------
                                                                              8  Orange County, Florida, Health
                                                                                 Facilities Authority, Revenue, Series
                                                                                 1996A, (MBIA Insured), 6.250%
                                                                                 10/01/16                                2.9%
                                                                            -------------------------------------------------
                                                                              9  Gainesville, Florida, Utility Systems
                                                                                 Revenue, Series 1992B, 6.500%
                                                                                 10/01/11                                2.7%
                                                                            -------------------------------------------------
                                                                             10  Miami-Dade County, Florida, Aviation
                                                                                 Revenue, Series 1998C, AMT, (MBIA
                                                                                 Insured), 5.250% 10/01/15               2.7%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS FLORIDA MUNICIPAL
BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS FLORIDA MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                               ------------------------------      ---------------------------
Dec. 10| 1993                                                              9525.00                           10000.00
1993                                                                       9522.00                           10211.00
1994                                                                       8739.00                            9683.00
1995                                                                      10456.00                           11374.00
1996                                                                      10765.00                           11877.00
1997                                                                      11704.00                           12969.00
1998                                                                      12362.00                           13808.00
1999                                                                      12020.00                           13524.00
2000                                                                      13348.00                           15103.00
2001                                                                      13955.00                           15878.00
Mar. 31|2002                                                              14053.00                           16027.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS FLORIDA MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                               ------------------------------      ---------------------------
Dec. 10| 1993                                                             10000.00                           10000.00
1993                                                                       9997.00                           10211.00
1994                                                                       9174.00                            9683.00
1995                                                                      10977.00                           11374.00
1996                                                                      11302.00                           11877.00
1997                                                                      12288.00                           12969.00
1998                                                                      12979.00                           13808.00
1999                                                                      12619.00                           13524.00
2000                                                                      14014.00                           15103.00
2001                                                                      14651.00                           15878.00
Mar. 31|2002                                                              14754.00                           16027.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (12/10/93 through
      3/31/02)              4.80%     4.18%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Florida Municipal Bond Fund from the inception of the share class. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                          INVESTOR A               INVESTOR B                INVESTOR C
                                      PRIMARY A       NAV**        MOP*        NAV**       CDSC***       NAV**       CDSC***
Inception date                        12/13/93             12/10/93                 10/22/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      3.55%         3.29%       -1.64%       2.52%       -1.41%        2.51%        1.53%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.57%         4.32%        2.63%       3.56%        2.63%        3.49%        3.49%
5 YEARS                                 5.81%         5.58%        4.56%       4.85%        4.68%        4.83%        4.83%
SINCE INCEPTION                         5.09%         4.80%        4.18%       4.11%        4.11%        6.41%        6.41%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS GEORGIA INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and Georgia state
income taxes consistent
with moderate fluctuation
of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Georgia
Intermediate Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.24%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Georgia municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration of between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.24%, Nations Georgia Intermediate Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 2.78% for the 12-month period ended March 31, 2002. The Fund benefited from a longer duration stance than its peer group and an over-weighting in general obligation and hospital revenue bonds. The Fund has been moving to a more defensive mode, as we have been adding higher premium cushion bonds (bonds containing some call protection) and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN GEORGIA?

                           The state of Georgia has earned the highest possible credit rating from Moody's Investors Services of "Aaa," "AAA" from Standard & Poor's Corporation and "AAA" from Fitch, Inc. The rating is based on the state's economic strength and diversification, which is a product of consistent population and employment growth

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS GEORGIA INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           trends. Growth ratios for both trends have outperformed the national averages over the past twenty years. Georgia's employment growth has ranged between 2.8% to 3.0% during this period. Recent data shows a 2.7% decline in employment over twelve months, with the manufacturing sector experiencing the largest fall while comprising only 14% of the employment base.
                           Georgia's strength is its services sector, comprising 80% of the employment base, including business and health, which are expected to remain the dominant job creators. Employment growth has been projected to slow over the next five years, but both employment and economic growth trends, we believe, are expected to continue to outpace the nation over the same five-year period. Atlanta continues to serve as Georgia's growth engine and accounts for 54% of Georgia's population and jobs.

                           The state of Georgia's financial performance remains strong despite a lag in revenue collections from its fiscal 2001. The 2002 budget forecasted a 1.7% decline in revenue collections and a $700 million structural deficit, compelling the governor to balance the budget by directing state agencies to reduce spending by 2.5% for the remainder of the state's fiscal year 2002 and to cut 5% from the state's 2003 budget requests. These remedies appear to have balanced the state's current fiscal year's budget, but future uncertainties exist and new actions may be required. In addition, the state maintains over $1.0 billion in reserves, which reduces cyclical pressures. Recent legislation further expanded the state's reserve maximum to 5% from 4% of revenues.

                           WHAT IS YOUR OUTLOOK FOR GEORGIA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           Future challenges for Georgia include keeping pace with expected future population growth (even though it is projected to slow down), keeping stable financial performance and maintaining adequate reserve levels. Short-term pressure may remain if revenue collections -- which are anticipated to recover an estimated 5% in the state's fiscal year 2002 -- continue to lag. We expect that the services sectors may perform well if the economy improves and could provide Georgia with stable revenue collections. Atlanta will continue to serve Georgia and the Southeast region as an economic hub even with cyclical changes. We believe the long-term challenges of the state will be met successfully.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain a slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS GEORGIA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

27.2%  General obligation
11.7%  Hospital
11.6%  Industrial development revenue/
       Pollution control revenue
10.5%  Prerefunded
 9.2%  Water
 8.6%  Transportation
 5.7%  Education
 4.5%  Electric
 3.0%  Housing
 8.0%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  DeKalb County, Georgia, Development
                                                                                 Authority, Revenue, (Emory University
                                                                                 Project) Series 1994A, 6.000%
                                                                                 10/01/14                                2.7%
                                                                            -------------------------------------------------
                                                                              2  Georgia, George L. Smith II World
                                                                                 Congress Center Authority, Revenue
                                                                                 Refunding, (Domed Stadium Project)
                                                                                 Series 2000, AMT, (MBIA Insured),
                                                                                 6.000% 07/01/05                         2.7%
                                                                            -------------------------------------------------
                                                                              3  Effingham County, Georgia,
                                                                                 Development Authority, Solid Waste
                                                                                 Disposal Revenue, (Fort James
                                                                                 Corporation Project) Series 1998,
                                                                                 AMT, 5.625% 07/01/18                    2.5%
                                                                            -------------------------------------------------
                                                                              4  Monroe County, Georgia, Development
                                                                                 Authority, PCR, (Georgia Power
                                                                                 Company Plant Scherer Project) Series
                                                                                 2001, (AMBAC Insured), Mandatory Put
                                                                                 12/01/08 @ 100, 4.200% 01/01/12         2.5%
                                                                            -------------------------------------------------
                                                                              5  Atlanta, Georgia, Airport Facilities
                                                                                 Revenue Refunding, Series 2000A,
                                                                                 (FGIC Insured), 5.600% 01/01/30         2.3%
                                                                            -------------------------------------------------
                                                                              6  Clayton County, Georgia, Hospital
                                                                                 Authority, Revenue Anticipation
                                                                                 Certificates, (Southern Regional
                                                                                 Medical Center Project) Series 1998A,
                                                                                 (MBIA Insured), 5.250% 08/01/09         2.1%
                                                                            -------------------------------------------------
                                                                              7  Fulton County, Georgia, Housing
                                                                                 Authority, Multi-Family Housing
                                                                                 Revenue, (Concorde Place Apartments
                                                                                 Project) Series 1996A, AMT,
                                                                                 Prerefunded 07/01/08 @ 100, 6.375%
                                                                                 01/01/27                                2.1%
                                                                            -------------------------------------------------
                                                                              8  Metropolitan Atlanta Rapid Transit
                                                                                 Authority, Georgia, Revenue
                                                                                 Refunding, Series 1992P, (AMBAC
                                                                                 Insured), 5.900% 07/01/03               2.0%
                                                                            -------------------------------------------------
                                                                              9  Georgia State, GO, Series 1993C,
                                                                                 6.500% 07/01/05                         1.9%
                                                                            -------------------------------------------------
                                                                             10  Bibb County, Georgia, GO, Series
                                                                                 1993, 5.500% 01/01/08                   1.8%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                                NATIONS GEORGIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                                ----------------------------       ----------------------------
May 4 1992                                                                 9675.00                           10000.00
1993                                                                      11528.00                           11839.00
1994                                                                      10976.00                           11511.00
1995                                                                      12521.00                           13139.00
1996                                                                      12953.00                           13712.00
1997                                                                      13856.00                           14765.00
1998                                                                      14602.00                           15696.00
1999                                                                      14374.00                           15673.00
2000                                                                      15528.00                           17098.00
2001                                                                      16350.00                           17987.00
Mar. 31 2002                                                              16404.00                           18158.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                                NATIONS GEORGIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                                ----------------------------       ----------------------------
May 4 1992                                                                10000.00                           10000.00
1993                                                                      11915.00                           11839.00
1994                                                                      11345.00                           11511.00
1995                                                                      12942.00                           13139.00
1996                                                                      13388.00                           13712.00
1997                                                                      14321.00                           14765.00
1998                                                                      15092.00                           15696.00
1999                                                                      14857.00                           15673.00
2000                                                                      16050.00                           17098.00
2001                                                                      16899.00                           17987.00
Mar. 31 2002                                                              16955.00                           18158.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (5/4/92 through
      3/31/02)              5.47%     5.12%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Georgia Intermediate Municipal Bond Fund from the inception of the share class. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     3/1/92                5/4/92                     6/7/93                    6/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   3.50%          3.24%       -0.09%        2.47%       -0.50%         2.46%        1.47%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.07%          3.81%        2.67%        3.06%        2.75%         3.03%        3.03%
5 YEARS                              5.16%          4.92%        4.22%        4.23%        4.23%         4.21%        4.21%
10 YEARS                             5.70%             --           --           --           --            --           --
SINCE INCEPTION                      5.66%          5.47%        5.12%        4.23%        4.23%         4.75%        4.75%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 34

NATIONS GEORGIA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and Georgia state
income taxes with the
potential for principal
fluctuation associated
with investments in
long-term municipal
securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Georgia Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 2.62%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS GEORGIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Georgia municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 2.62%, Nations Georgia Municipal Bond Fund (Investor A Shares) slightly underperformed its peer group average, the Lipper Georgia Municipal Debt Funds Average, which returned 2.73% for the 12-month period ended March 31, 2002. The Fund benefited from a longer duration stance than its peer group and an overweighting in general obligation and hospital revenue bonds. The Fund has been moving to a more defensive mode as we have been adding higher premium cushion bonds (bonds containing some call protection) and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN GEORGIA?

                           The state of Georgia has earned the highest possible credit rating from Moody's Investors Services of "Aaa," "AAA" from Standard & Poor's Corporation and "AAA" from Fitch, Inc. The rating is based on the state's economic strength and diversification, which is a product of consistent population and employment growth

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Georgia Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Georgia.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS GEORGIA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           trends. Growth ratios for both trends have outperformed the national averages over the past twenty years. Georgia's employment growth has ranged between 2.8% to 3.0% during this period. Recent data shows a 2.7% decline in employment over twelve months, with the manufacturing sector experiencing the largest fall while comprising only 14% of the employment base.

                           Georgia's strength is its services sector, comprising 80% of the employment base, including business and health, which are expected to remain the dominant job creators. Employment growth has been projected to slow over the next five years, but both employment and economic growth trends, we believe, are expected to continue to outpace the nation over the same five-year period. Atlanta continues to serve as Georgia's growth engine and accounts for 54% of Georgia's population and jobs.

                           The state of Georgia's financial performance remains strong despite a lag in revenue collections from the state's fiscal 2001. The 2002 budget forecasted a 1.7% decline in revenue collections and a $700 million structural deficit, compelling the governor to balance the budget by directing state agencies to reduce spending by 2.5% for the remainder of the state's fiscal year 2002 and to cut 5% from the state's 2003 budget requests. These remedies appear to have balanced the state's current fiscal year's budget, but future uncertainties exist and new actions may be required. In addition, the state maintains over $1.0 billion in reserves, which reduces cyclical pressures. Recent legislation further expanded the state's reserve maximum to 5% from 4% of revenues.

                           WHAT IS YOUR OUTLOOK FOR GEORGIA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           Future challenges for Georgia include keeping pace with expected future population growth (even though it is projected to slow down), keeping stable financial performance and maintaining adequate reserve levels. Short-term pressure may remain if revenue collections -- which are anticipated to recover an estimated 5% in the state's fiscal year 2002 -- continue to lag. We expect that the services sectors may perform well, if the economy improves and could provide Georgia with stable revenue collections. Atlanta will continue to serve Georgia and the Southeast region as an economic hub even with cyclical changes. We believe the long-term challenges of the state will be met successfully.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain a slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to U.S. Treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS GEORGIA MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

20.0%  Housing
16.6%  Hospital
15.6%  General obligation
12.2%  Industrial development revenue/
       Pollution control revenue
10.4%  Transportation
 8.7%  Prerefunded
 4.4%  Education
 4.3%  Water
 4.0%  Electric
 3.8%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Clayton County, Georgia Housing
                                                                                 Authority, Multifamily Housing
                                                                                 Revenue Refunding, (Tara Court II
                                                                                 Apartments Project) Series 2001,
                                                                                 (FNMA Liquidity Facility), Mandatory
                                                                                 Put 12/01/11 @ 100, 4.350% 12/01/31     7.9%
                                                                            -------------------------------------------------
                                                                              2  Atlanta, Georgia, Airport Facilities
                                                                                 Revenue Refunding, Series 2000A,
                                                                                 (FGIC Insured), 5.600% 01/01/30         6.2%
                                                                            -------------------------------------------------
                                                                              3  Forsyth County, Georgia, School
                                                                                 District, GO, Series 1999, 6.000%
                                                                                 02/01/15                                4.5%
                                                                            -------------------------------------------------
                                                                              4  Georgia State, GO, Series 1999D,
                                                                                 5.800% 11/01/13                         4.4%
                                                                            -------------------------------------------------
                                                                              5  Georgia State, Housing and Finance
                                                                                 Authority, Single-Family Mortgage
                                                                                 Revenue, Series 1999B-2, AMT, 6.100%
                                                                                 06/01/31                                4.4%
                                                                            -------------------------------------------------
                                                                              6  DeKalb County, Georgia, Development
                                                                                 Authority, Revenue, (Emory University
                                                                                 Project) Series 1994A, 6.000%
                                                                                 10/01/14                                4.4%
                                                                            -------------------------------------------------
                                                                              7  Henry County, Georgia, Hospital
                                                                                 Authority, Revenue, (Henry Medical
                                                                                 Center Project) Series 1997, (AMBAC
                                                                                 Insured), 6.000% 07/01/29               4.3%
                                                                            -------------------------------------------------
                                                                              8  Roswell, Georgia, GO, Series 1995,
                                                                                 5.600% 02/01/10                         4.3%
                                                                            -------------------------------------------------
                                                                              9  Fulco, Georgia, Hospital Authority,
                                                                                 Revenue Anticipation Certificates,
                                                                                 (St. Joseph Hospital Project) Series
                                                                                 1994, 5.500% 10/01/14                   4.3%
                                                                            -------------------------------------------------
                                                                             10  Clayton County, Georgia, Water and
                                                                                 Sewer Authority, Revenue, Series
                                                                                 2000, 5.600% 05/01/18                   4.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS GEORGIA MUNICIPAL
BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS GEORGIA MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                               ------------------------------      ---------------------------
Dec. 30 1993                                                               9525.00                           10000.00
1994                                                                       8705.00                            9483.00
1995                                                                      10396.00                           11139.00
1996                                                                      10729.00                           11632.00
1997                                                                      11646.00                           12701.00
1998                                                                      12377.00                           13523.00
1999                                                                      11915.00                           13244.00
2000                                                                      13230.00                           14791.00
2001                                                                      13802.00                           15550.00
Mar. 31 2002                                                              13853.00                           15696.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS GEORGIA MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                               ------------------------------      ---------------------------
Dec. 30 1993                                                              10000.00                           10000.00
1994                                                                       9139.00                            9483.00
1995                                                                      10915.00                           11139.00
1996                                                                      11264.00                           11632.00
1997                                                                      12227.00                           12701.00
1998                                                                      12994.00                           13523.00
1999                                                                      12509.00                           13244.00
2000                                                                      13890.00                           14791.00
2001                                                                      14490.00                           15550.00
Mar. 31 2002                                                              14544.00                           15696.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (12/30/93 through
      3/31/02)              4.65%     4.03%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Georgia Municipal Bond Fund from the inception of the share class. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                           INVESTOR A                INVESTOR B                INVESTOR C
                                       PRIMARY A       NAV**         MOP*        NAV**       CDSC***       NAV**       CDSC***
Inception date                         1/13/94              12/30/93                  10/21/93                   11/3/94
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       2.98%          2.62%       -2.25%       1.96%       -1.97%        1.96%        0.97%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                  3.92%          3.64%        1.98%       2.91%        1.99%        2.87%        2.87%
5 YEARS                                  5.59%          5.33%        4.32%       4.63%        4.46%        4.61%        4.61%
SINCE INCEPTION                          4.85%          4.65%        4.03%       4.00%        4.00%        6.30%        6.30%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 38

NATIONS KANSAS MUNICIPAL

INCOME FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and Kansas state
income taxes consistent
with moderate fluctuation
of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Kansas Municipal
Income Fund Investor A
Shares provided
shareholders with a total
return of 2.49%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS KANSAS MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Kansas municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration of between three and eight years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 2.49%, Nations Kansas
                           Municipal Income Fund (Investor A Shares) underperformed its peer group average, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 2.78% for the 12-month period ended March 31, 2002. The underperformance of the Fund can be attributed to the overweighting in the transportation sector of the market. Bonds backed by American Airlines and Emery Worldwide dramatically underperformed in terms of price performance in the latter half of 2001. We continue to feel confident, however, that the bonds will remain secure. We expect the value that was lost in 2001 may be recovered over time as the transportation sector returns to historical capacity levels.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN
                           KANSAS?

                           The state of Kansas does not directly issue general obligation bonds and, therefore, does not have a general obligation rating. Standard & Poor's Corporation does assign the state an issuer rating of "AA+" based on a relatively diverse economic

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effects of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total reviews would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS KANSAS MUNICIPAL

INCOME FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           base, conservative financial management, a low yet growing debt burden and good liquidity ensured by mandated cash reserves. Moody's Investors Services rating of "Aa2" and Fitch, Inc.'s rating of "AA" of the state's Department of Transportation (issues bonds to fulfill state goals) may serve as an indication of the credit opinion of the state by those rating agencies.

                           Although much of the state is rural and the state accounts for 20% of the nation's wheat production, agriculture now accounts for only a small part of the state's overall economy. Transportation equipment, particularly airplane manufacturing, maintains a strong presence in the economy with Cessna, Raytheon, Boeing, and Bombadier, although this sector has been hurt by the events of September 11, 2001. Cutbacks at Sprint have also hurt the state's telecommunications sector.

                           The state has a long history of sound finances, but in recent years tax cuts and rising expenditures have finally led to deficits made worse by the national recession. As a result, the governor has proposed major budget cuts and various tax hikes in order to return reserve levels back to mandated levels of 7.5% -- from 4% -- of expenditures.

                           WHAT IS YOUR OUTLOOK FOR KANSAS AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           The state has recognized the key issues of balancing the need to provide government services while looking to bring the budget back into balance and maintain strong cash reserves. It may continue to struggle with weakness in its agricultural, airplane manufacturing and telecommunications sectors. Individual localities, as well, may continue to struggle due to their heavy reliance on agriculture. We believe the state could successfully meet these challenges.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to U.S. Treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS KANSAS MUNICIPAL

INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

26.2%  General obligation
19.1%  Prerefunded
18.2%  Hospital
10.1%  Lease
 6.9%  Water
 5.5%  Transportation
 3.5%  Education
 3.1%  Industrial development revenue/Pollution control revenue
 2.1%  Housing
 5.3%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Kansas State, Development Financing
                                                                                 Authority, Revenue, (Board of Regents
                                                                                 Rehabilitation Project) Series
                                                                                 1997G-2, 5.000% 10/01/10               10.1%
                                                                            -------------------------------------------------
                                                                              2  Kansas State, Development Financing
                                                                                 Authority, Health Facilities Revenue,
                                                                                 (Sisters of Charity Project) Series
                                                                                 2000J, 6.250% 12/01/28                  4.3%
                                                                            -------------------------------------------------
                                                                              3  Johnson County, Kansas, Unified
                                                                                 School District Number 233, GO,
                                                                                 Series 1999A, (FGIC Insured), 5.375%
                                                                                 09/01/14                                2.8%
                                                                            -------------------------------------------------
                                                                              4  Kansas State, Development Financing
                                                                                 Authority, Revenue, (Public Water
                                                                                 Supply Revolving Project) Series
                                                                                 1997, (AMBAC Insured), 5.000%
                                                                                 04/01/17                                2.4%
                                                                            -------------------------------------------------
                                                                              5  Kansas City, Kansas, Utilities System
                                                                                 Revenue, Series 1994, (FGIC Insured),
                                                                                 Prerefunded 09/01/04@102, 6.375%
                                                                                 09/01/23                                2.4%
                                                                            -------------------------------------------------
                                                                              6  Calhoun County, South Carolina, Solid
                                                                                 Waste Disposal Facility Revenue,
                                                                                 (Carolina Eastman Company Project)
                                                                                 Series 1992, AMT, 6.750% 05/01/17       2.3%
                                                                            -------------------------------------------------
                                                                              7  Sabine River, Texas, Pollution
                                                                                 Control Authority, Revenue Refunding,
                                                                                 (Texas University Electric Company
                                                                                 Project) Series 2001A, Mandatory Put
                                                                                 11/01/11@100, 5.500% 05/01/22           2.3%
                                                                            -------------------------------------------------
                                                                              8  Kansas State, Development Financing
                                                                                 Authority, Revenue, (Regents-Wichita
                                                                                 University Project) Series 2000B,
                                                                                 (AMBAC Insured), 5.900% 04/01/15        2.1%
                                                                            -------------------------------------------------
                                                                              9  Leavenworth County, Kansas, GO,
                                                                                 Series 1997A, (AMBAC Insured), 4.900%
                                                                                 12/01/06                                2.1%
                                                                            -------------------------------------------------
                                                                             10  Oklahoma, Housing Development
                                                                                 Authority, Revenue, Series 2000A,
                                                                                 (FHLMC COLL), 5.100% 11/01/05           2.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS KANSAS MUNICIPAL
INCOME FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS KANSAS MUNICIPAL INCOME      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                              -------------------------------      ----------------------------
Aug. 14 2000                                                               9525.00                           10000.00
                                                                           9539.00                           10000.00
                                                                           9866.00                           10909.00
2001                                                                      10064.00                           11193.00
                                                                          10128.00                           11274.00
                                                                          10312.00                           11584.00
                                                                          10240.00                           11477.00
Mar. 31 2002                                                              10314.00                           11586.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS KANSAS MUNICIPAL INCOME      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                              -------------------------------      ----------------------------
Aug. 14 2000                                                              10000.00                           10000.00
                                                                          10015.00                           10000.00
                                                                          10358.00                           10909.00
2001                                                                      10566.00                           11193.00
                                                                          10633.00                           11274.00
                                                                          10826.00                           11584.00
                                                                          10751.00                           11477.00
Mar. 31 2002                                                              10828.00                           11586.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (8/14/00 through
      3/31/02)              5.01%     2.88%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Kansas Municipal Income Fund from the inception of the share class. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A and Investor B Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                                                     INVESTOR A              INVESTOR B
                                                                  PRIMARY A      NAV**        MOP*       NAV**       CDSC***
Inception date                                                    7/17/00             8/14/00                  8/29/00
----------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                                  2.84%         2.49%      -0.87%       1.62%      -3.28%
----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
SINCE INCEPTION                                                     5.53%         5.01%       2.88%       4.04%       1.56%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 42

NATIONS MARYLAND INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and Maryland state
income taxes consistent
with moderate fluctuation
of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Maryland
Intermediate Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 2.76%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Maryland municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration of between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 2.76%, Nations Maryland Intermediate Municipal Bond Fund (Investor A Shares) slightly underperformed its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 2.78% for the 12-month period ended March 31, 2002. The Fund benefited from a slightly shorter duration stance than its peer group and an over-weighting in hospital, industrial development revenue/pollution control revenue (IDR/PCR) bonds and general obligation bonds. The Fund has been moving to a more defensive structure as we have been adding bonds with a higher coupon and/or shorter duration and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN MARYLAND?

                           The state of Maryland has earned the highest possible credit rating from Moody's Investors Services of "Aaa," "AAA" from Standard & Poor's Corporation and "AAA" from Fitch, Inc. Maryland has a diverse economy and is among the

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           *** Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS MARYLAND INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           wealthiest states in the country. Service, trade and government sectors figure prominently into the state's economy. The 2001 state unemployment rate averaged 3.7%, which is better than national average, which rose to 4.5% after September 11, 2001.

                           The state of Maryland's finances have historically been sound. For the last eight years, the state has been operating at a surplus. These surpluses have now accumulated to a $1 billion reserve fund which can prudently cushion the state against foreseeable, yet manageable, budget gaps expected for the next three years. The beginning of this trend has already occurred. For the state's fiscal year 2001, the general fund produced a surplus of $86 million, down from $392 million in the prior year. Revenues for the state's fiscal year 2002 have, to date, been slightly off of budgetary estimates. Some of the measures being discussed to make up the shortfall in revenue are modest expenditure cutbacks, the drawdown of a sizable portion of reserves and transitioning to funding capital projects. Maryland's legislature has also recommended, at the time of this writing, deferring scheduled personal income tax reductions for the fiscal year 2003.

                           WHAT IS YOUR OUTLOOK FOR MARYLAND AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           A key challenge for the state and its local government units is to maintain infrastructure and economic development in light of spending reductions. As a high-wealth state, capital gains reported are below estimates made a year ago, and expenditures may need to be adjusted accordingly. Like many of its mid-Atlantic neighbors, Maryland is also experiencing one of the worst extended droughts seen since the 1930s. While this eased transportation and safety costs during the "light" winter, the less than anticipated rainfall is beginning to show signs of stressing the system. Over the long term, we believe these slumps are merely part of the normal course of the economic cycle and, we believe the state is positioned well to effectively meet these challenges.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS MARYLAND INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

39.4%  General obligation
11.4%  Transportation
10.2%  Housing
 7.9%  Industrial development revenue/Pollution control revenue
 6.7%  Hospital
 5.8%  Water
 5.2%  Education
 4.3%  Prerefunded
 9.1%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Maryland State, Department of
                                                                                 Transportation, Series 2002, 5.500%
                                                                                 02/01/14                                2.7%
                                                                            -------------------------------------------------
                                                                              2  Prince Georges County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 2001, (FGIC Insured), 5.250%
                                                                                 12/01/11                                2.6%
                                                                            -------------------------------------------------
                                                                              3  Prince Georges County, Maryland, GO,
                                                                                 Construction Public Improvements,
                                                                                 Series 2001, (FGIC Insured), 5.250%
                                                                                 12/01/12                                2.5%
                                                                            -------------------------------------------------
                                                                              4  Maryland State, Transportation
                                                                                 Authority, Transportation Revenue,
                                                                                 Series 1992, 5.700% 07/01/05            2.1%
                                                                            -------------------------------------------------
                                                                              5  Prince Georges County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 2001, (FGIC Insured), 5.250%
                                                                                 12/01/19                                2.0%
                                                                            -------------------------------------------------
                                                                              6  Maryland State, Community Development
                                                                                 Administration, Department of Housing
                                                                                 and Community Development, Revenue,
                                                                                 (Single-Family Program) Series
                                                                                 1998-3, AMT, 4.500% 04/01/08            2.0%
                                                                            -------------------------------------------------
                                                                              7  Crossett, Arkansas, PCR, (Georgia
                                                                                 Pacific Corporation Project) Series
                                                                                 1984, 4.875% 10/01/07                   1.9%
                                                                            -------------------------------------------------
                                                                              8  Montgomery County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 1993A, 4.900% 10/01/07           1.8%
                                                                            -------------------------------------------------
                                                                              9  Washington Suburban Sanitation
                                                                                 District Authority, Maryland, Water
                                                                                 Supply GO Refunding, Series 1993,
                                                                                 5.100% 12/01/07                         1.7%
                                                                            -------------------------------------------------
                                                                             10  University of Maryland, Systems
                                                                                 Auxiliary Facilities and Tuition
                                                                                 Revenue, Series 1996A, 5.600%
                                                                                 04/01/14                                1.6%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS MARYLAND INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                               -----------------------------       ----------------------------
Mar. 31 1992                                                               9675.00                           10000.00
3/93                                                                      10652.00                           11159.00
3/94                                                                      10866.00                           11493.00
3/95                                                                      11450.00                           12222.00
3/96                                                                      12255.00                           13208.00
3/97                                                                      12698.00                           13818.00
3/98                                                                      13665.00                           15078.00
3/99                                                                      14344.00                           15971.00
3/00                                                                      14335.00                           16065.00
3/01                                                                      15599.00                           17699.00
Mar. 31 2002                                                              16030.00                           18320.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS MARYLAND INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                               -----------------------------       ----------------------------
Mar. 31 1992                                                              10000.00                           10000.00
3/93                                                                      11010.00                           11159.00
3/94                                                                      11231.00                           11493.00
3/95                                                                      11835.00                           12222.00
3/96                                                                      12667.00                           13208.00
3/97                                                                      13125.00                           13818.00
3/98                                                                      14124.00                           15078.00
3/99                                                                      14826.00                           15971.00
3/00                                                                      14817.00                           16065.00
3/01                                                                      16123.00                           17699.00
Mar. 31 2002                                                              16568.00                           18320.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     10-YEAR                NAV**     MOP*
     (3/31/92 through
      3/31/02)              5.18%     4.83%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Maryland Intermediate Municipal Bond Fund over the last 10 years. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                                INVESTOR A              INVESTOR B               INVESTOR C
                                             PRIMARY A      NAV**        MOP*       NAV**       CDSC***      NAV**       CDSC***
Inception date                               9/1/90               9/1/90                  6/8/93                   6/17/92
--------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                             3.02%         2.76%      -0.58%       1.99%      -0.96%        1.98%       0.99%
--------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                        4.02%         3.77%       2.64%       3.02%       2.71%        2.99%       2.99%
5 YEARS                                        5.01%         4.77%       4.08%       4.08%       4.08%        4.06%       4.06%
10 YEARS                                       5.39%         5.18%       4.83%          --          --           --          --
SINCE INCEPTION                                5.89%         5.71%       5.40%       4.06%       4.06%        4.44%       4.44%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 46

NATIONS MARYLAND MUNICIPAL
BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and Maryland state
income taxes with the
potential for principal
fluctuations associated
with investments in
long-term municipal
securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Maryland Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.27%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS MARYLAND MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Maryland municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.27%, Nations Maryland Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Maryland Municipal Debt Funds Average, which returned 3.01% for the 12-month period ended March 31, 2002. The Fund benefited from a longer duration stance than its peer group and an overweighting in general obligation and education bonds.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN MARYLAND?

                           The state of Maryland has earned the highest possible credit rating from Moody's Investors Services of "Aaa," "AAA" from Standard & Poor's Corporation and "AAA" from Fitch, Inc. Maryland has a diverse economy and is among the wealthiest states in the country. Services, trade and government sectors figure prominently in the state's economy. The 2001 state unemployment rate averaged 3.7%, which is better than national average which rose to 4.5% after September 11, 2001.

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Maryland Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Maryland.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS MARYLAND MUNICIPAL
BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           The state of Maryland's finances have historically been sound. For the last eight years, the state has been operating at a surplus. These surpluses have now accumulated to a $1 billion reserve fund which can prudently cushion the state against foreseeable, yet manageable, budget gaps expected for the next three years. The beginning of this trend has already occurred. For the state's fiscal year 2001, the general fund produced a surplus of $86 million, down from $392 million in the prior year. Revenues for the state's fiscal year 2002 have, to date, been slightly off of budgetary estimates. Some of the measures being discussed to make up the shortfall in revenue are modest expenditure cutbacks, the drawdown of a sizable portion of reserves and transitioning to funding capital projects. Maryland's legislature has also recommended, at the time of this writing, deferring scheduled personal income tax reductions for the fiscal year 2003.

                           WHAT IS YOUR OUTLOOK FOR MARYLAND AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           A key challenge for the state and its local government units is to maintain infrastructure and economic development in light of spending reductions. As a high-wealth state, capital gains reported are below estimates made a year ago, and expenditures may need to be adjusted accordingly. Like many of its mid-Atlantic neighbors, Maryland is also experiencing one of the worst extended droughts seen since the 1930s. While this eased transportation and safety costs during the "light" winter, the less than anticipated rainfall is beginning to show signs of stressing the system. Over the long term, we believe these slumps are merely part of the normal course of the economic cycle and, we believe the state is positioned well to effectively meet these challenges.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS MARYLAND MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

38.3%  General obligation
17.9%  Education
14.9%  Housing
 8.4%  Hospital
 6.4%  Industrial development revenue/Pollution control revenue
 3.8%  Transportation
 3.0%  Prerefunded
 2.5%  Resource recovery
 2.1%  Electric
 2.7%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  University of Maryland, Systems
                                                                                 Auxiliary Facilities and Tuition
                                                                                 Revenue, Series 1996A, 5.600%
                                                                                 04/01/13                                6.7%
                                                                            -------------------------------------------------
                                                                              2  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue, (Johns Hopkins University
                                                                                 Project) Series 1999, Prerefunded
                                                                                 07/01/09 @ 101, 6.000% 07/01/39         5.7%
                                                                            -------------------------------------------------
                                                                              3  Maryland State, Economic Development
                                                                                 Corporation, Student Housing Revenue,
                                                                                 (Salisbury Collegiate Housing
                                                                                 Project) Series 1999A, 5.750%
                                                                                 06/01/29                                5.1%
                                                                            -------------------------------------------------
                                                                              4  Howard County, Maryland, Consolidated
                                                                                 Public Improvement GO, Series 2000A,
                                                                                 5.250% 02/15/17                         5.0%
                                                                            -------------------------------------------------
                                                                              5  Montgomery County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 1992A, 5.800% 07/01/07           4.2%
                                                                            -------------------------------------------------
                                                                              6  Maury County, Tennessee, Industrial
                                                                                 Development Board, Multi-Modal PCR
                                                                                 Refunding, (General Motors
                                                                                 Corporation - Saturn Corporation
                                                                                 Project) Series 1994, 6.500% 09/01/24   3.6%
                                                                            -------------------------------------------------
                                                                              7  Maryland State, Department of
                                                                                 Transportation, Series 2002, 5.500%
                                                                                 02/01/11                                3.5%
                                                                            -------------------------------------------------
                                                                              8  Wicomico County, Maryland, Public
                                                                                 Improvement GO, Series 1997, (MBIA
                                                                                 Insured), 4.800% 12/01/10               3.4%
                                                                            -------------------------------------------------
                                                                              9  Maryland State, Economic Development
                                                                                 Corporation, Student Housing Revenue,
                                                                                 (Salisbury Collegiate Housing
                                                                                 Project) Series 1999A, 6.000%
                                                                                 06/01/30                                3.0%
                                                                            -------------------------------------------------
                                                                             10  Harford County, Maryland, GO, Series
                                                                                 1997, 5.500% 12/01/07                   2.8%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS MARYLAND MUNICIPAL
BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS MARYLAND MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                              -------------------------------      ---------------------------
Nov. 4 1993                                                                9525.00                           10000.00
1993                                                                       9767.00                           10121.00
1994                                                                       8863.00                            9598.00
1995                                                                      10551.00                           11273.00
1996                                                                      10869.00                           11773.00
1997                                                                      11848.00                           12854.00
1998                                                                      12503.00                           13687.00
1999                                                                      12202.00                           13404.00
2000                                                                      13507.00                           14970.00
2001                                                                      14174.00                           15738.00
Mar. 31 2002                                                              14240.00                           15886.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS MARYLAND MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                              -------------------------------      ---------------------------
Nov. 4 1993                                                               10000.00                           10000.00
1993                                                                      10254.00                           10121.00
1994                                                                       9305.00                            9598.00
1995                                                                      11077.00                           11273.00
1996                                                                      11411.00                           11773.00
1997                                                                      12439.00                           12854.00
1998                                                                      13126.00                           13687.00
1999                                                                      12811.00                           13404.00
2000                                                                      14181.00                           14970.00
2001                                                                      14881.00                           15738.00
Mar. 31 2002                                                              14950.00                           15886.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (11/4/93 through
      3/31/02)              4.90%     4.29%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Maryland Municipal Bond Fund from the inception of the share class. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        9/20/94               11/4/93                   10/21/93                   11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      3.52%          3.27%       -1.61%        2.50%       -1.46%         2.60%        1.61%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.62%          4.37%        2.68%        3.60%        2.67%         3.59%        3.59%
5 YEARS                                 5.86%          5.62%        4.60%        4.89%        4.72%         4.90%        4.90%
SINCE INCEPTION                         6.42%          4.90%        4.29%        3.97%        3.97%         6.33%        6.33%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 50

NATIONS NORTH CAROLINA INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and North Carolina
state income taxes
consistent with moderate
fluctuation of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations North Carolina
Intermediate Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.04%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of North Carolina municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration of between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.04%, Nations North Carolina Intermediate Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 2.78% for the 12-month period ending March 31, 2002. The Fund benefited from an overweighting in general obligation and hospital revenue bonds. The Fund has been moving to a more defensive mode as we have been adding higher premium cushion bonds and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN NORTH CAROLINA?

                           The state of North Carolina is currently rated "Aaa" with a negative outlook by Moody's Investors Services, "AAA" with a stable outlook from Standard & Poor's Corporation and "AAA" by Fitch, Inc.

                           From a long-term perspective, the state's economy remains very strong and continues to grow despite recent recession-related losses. The state's total

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS NORTH CAROLINA INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           employment rate declined during the last year by a relatively small 1.5% despite significant losses of almost 7% in the manufacturing sector related to textiles. These textile job losses, while painful for the individual workers, represent a long-term shift away from this sector with growth in other portions of the economy expected to more than make up for these losses. This continuing trend has resulted in a stronger, more diverse economy that is now less reliant on volatile textile manufacturing. The high level of economic diversity in North Carolina is illustrated by the four largest sectors: services at 27%, trade at 23%, manufacturing at 18.2% and government at 16.3%. The size of the manufacturing sector as a percentage of total employment has declined over the last ten years. In 1992, manufacturing accounted for 24.8% of total jobs, in 1997 it was 22.5% and in early 2002 it had fallen to 18.2%. During this same ten-year period, the total number of jobs increased 13% from 3.325 million in 1992 to 3.756 million in early 2002 despite sizeable losses in the manufacturing sector.

                           During the last several years, the state has needed to tap into fund balance reserves. These reserve reductions were due in large measure to non-recurring expense items such as litigation settlements and Hurricane Floyd damage. These reduced reserves have made it somewhat more difficult for the state to meet current recession-related budget pressures. During the state's fiscal year 2001, the state experienced revenue shortfalls of about $600 million. The Governor then declared a state of fiscal emergency and took various actions to cover a potential deficit of $1 billion, including tax increases and delaying payment of funds due to various local government units. While the final accounting is not yet complete, it seems this will be sufficient to balance the budget.

                           For the early part of 2002, revenue collections still seem to be falling to an annual amount of about $400 million under estimates -- consequently, the state is expecting a shortfall of between $875 million and $1.1 billion. In February 2002, the Governor again issued an Executive Order, which identifies about $1.3 billion in potential funds, including further reserve drawdowns, delays, and other expenditure cuts, to reduce this deficit. The state has, however, a longstanding track record of successful financial management, as witnessed by the Governor's and the legislature's prompt action in correcting problems over the last few years. We believe these actions will ultimately prove adequate to keep finances strong for the long term.

                           WHAT IS YOUR OUTLOOK FOR NORTH CAROLINA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           Paying for infrastructure such as roads, water and sewer by the state and its local government units without damaging financial operations remains a concern. Of particular importance is the continued funding of education in order to attract new employees from out of the state. Due to very low historical unemployment rates in the state, it is important to maintain this steady flow of workers into the state and provide training for the current labor pool. Based on past performance of the economy and the state and its local government units, we feel that infrastructure goals can be achieved over the long term.

NATIONS NORTH CAROLINA INTERMEDIATE
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued



                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS NORTH CAROLINA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

32.3%  General obligation
15.0%  Hospital
11.2%  Prerefunded
 9.1%  Housing
 7.2%  Lease
 5.3%  Water
 4.8%  Education
 2.4%  Electric
 2.1%  Industrial development revenue/Pollution control revenue
10.6%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  North Carolina State, GO, Series
                                                                                 2001A, 4.750% 03/01/14                  2.6%
                                                                            -------------------------------------------------
                                                                              2  North Carolina State, GO, Series
                                                                                 1994A, 4.700% 02/01/10                  2.5%
                                                                            -------------------------------------------------
                                                                              3  Orange County, North Carolina, GO,
                                                                                 Series 2000, 5.300% 04/01/18            2.4%
                                                                            -------------------------------------------------
                                                                              4  Charlotte-Mecklenburg Hospital
                                                                                 Authority, Revenue, (Carolinas
                                                                                 Healthcare System Project) Series
                                                                                 1997A, 5.125% 01/15/22                  2.2%
                                                                            -------------------------------------------------
                                                                              5  North Carolina State, GO, Series
                                                                                 1997A, 5.100% 03/01/06                  2.2%
                                                                            -------------------------------------------------
                                                                              6  North Carolina, Housing Finance
                                                                                 Agency, Single-Family Housing
                                                                                 Revenue, (Home Ownership Project)
                                                                                 Series 1998A-1, AMT, 5.350% 01/01/17    2.0%
                                                                            -------------------------------------------------
                                                                              7  University of North Carolina,
                                                                                 University Utilities Systems Revenue
                                                                                 Refunding, Series 1993, 5.200%
                                                                                 08/01/06                                1.8%
                                                                            -------------------------------------------------
                                                                              8  Wake County, North Carolina, Hospital
                                                                                 Revenue, Series 1993, (MBIA Insured),
                                                                                 5.125% 10/01/26                         1.6%
                                                                            -------------------------------------------------
                                                                              9  Haywood County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Solid
                                                                                 Waste Disposal Revenue Refunding,
                                                                                 (Champion International Corporation
                                                                                 Project) Series 1999, AMT, 6.400%
                                                                                 11/01/24                                1.6%
                                                                            -------------------------------------------------
                                                                             10  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue Refunding, (Presbyterian
                                                                                 Health Care Services Project) Series
                                                                                 1993, 5.500% 10/01/14                   1.6%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS NORTH CAROLINA INTERMEDIATE
MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                                   NATIONS NORTH CAROLINA          LEHMAN 7-YEAR MUNICIPAL BOND
                                                              INTERMEDIATE MUNICIPAL BOND FUND                INDEX
                                                              --------------------------------     ----------------------------
Dec. 14 1992                                                               9675.00                           10000.00
1993                                                                      10702.00                           11136.00
1994                                                                      10244.00                           10828.00
1995                                                                      11669.00                           12359.00
1996                                                                      12095.00                           12898.00
1997                                                                      12942.00                           13888.00
1998                                                                      13610.00                           14764.00
1999                                                                      13395.00                           14743.00
2000                                                                      14509.00                           16083.00
2001                                                                      15156.00                           16920.00
Mar. 31 2002                                                              15241.00                           17080.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                                   NATIONS NORTH CAROLINA          LEHMAN 7-YEAR MUNICIPAL BOND
                                                              INTERMEDIATE MUNICIPAL BOND FUND                INDEX
                                                              --------------------------------     ----------------------------
Dec. 14 1992                                                              10000.00                           10000.00
1993                                                                      11061.00                           11136.00
1994                                                                      10588.00                           10828.00
1995                                                                      12061.00                           12359.00
1996                                                                      12501.00                           12898.00
1997                                                                      13376.00                           13888.00
1998                                                                      14067.00                           14764.00
1999                                                                      13845.00                           14743.00
2000                                                                      14996.00                           16083.00
2001                                                                      15665.00                           16920.00
Mar. 31 2002                                                              15753.00                           17080.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (12/14/92 through
      3/31/02)              5.01%     4.63%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations North Carolina Intermediate Municipal Bond Fund from the inception of the share class. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                      INVESTOR A                 INVESTOR B                 INVESTOR C
                                  PRIMARY A       NAV**         MOP*        NAV**        CDSC***        NAV**        CDSC***
Inception date                    12/11/92             12/14/92                    6/7/93                    12/16/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                 3.20%           3.04%       -0.35%        2.17%       -0.78%         2.25%         1.27%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                            3.89%           3.67%        2.54%        2.89%        2.58%         2.89%         2.89%
5 YEARS                            5.00%           4.79%        4.09%        4.08%        4.08%         4.08%         4.08%
SINCE INCEPTION                    5.23%           5.01%        4.63%        4.15%        4.15%         4.46%         4.46%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS NORTH CAROLINA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and North Carolina
state income taxes with
the potential for
principal fluctuation
associated with
investments in long-term
municipal securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations North Carolina
Municipal Bond Fund
Investor A Shares provided
shareholders with a total
return of 3.25%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS NORTH CAROLINA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of North Carolina municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.25%, Nations North Carolina Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper North Carolina Municipal Debt Funds Average, which returned 2.83% for the 12-month period ending March 31, 2002. The Fund benefited from an overweighting in general obligation and hospital revenue bonds.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN NORTH CAROLINA?

                           The state of North Carolina is currently rated "Aaa" with a negative outlook by Moody's Investors Services, "AAA" with a stable outlook from Standard & Poor's Corporation and "AAA" by Fitch, Inc.

                           From a long-term perspective, the state's economy remains very strong and continues to grow despite recent recession-related losses. The state's total employment declined during the last year by a relatively small 1.5% despite significant losses of almost 7% in the manufacturing sector related to textiles. These textile job losses, while painful for the individual workers, represent a long-

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper North Carolina Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in North Carolina.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
 56

NATIONS NORTH CAROLINA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued



                           term shift from this sector with growth in other portions of the economy expected to more than make up for these losses. This continuing trend has resulted in a stronger, more diverse economy that is now less reliant on volatile textile manufacturing. The high level of economic diversity in North Carolina is illustrated by the four largest sectors: services at 27%, trade at 23%, manufacturing at 18.2% and government at 16.3%. The size of the manufacturing sector as a percentage of total employment has declined over the last ten years. In 1992, manufacturing accounted for 24.8% of total jobs, in 1997 it was 22.5% and in early 2002 it had fallen to 18.2%. During this same ten-year period, the total number of jobs increased 13% from 3.325 million in 1992 to 3.756 million in early 2002 despite sizeable losses in the manufacturing sector.

                           During the last several years the state has needed to tap into fund balance reserves. These reserve reductions were due in large measure to non-recurring expense items such as litigation settlements and Hurricane Floyd damage. These reduced reserves have made it somewhat more difficult for the state to meet current recession-related budget pressures. During the state's fiscal year 2001, the state experienced revenue shortfalls of about $600 million. The Governor then declared a state of fiscal emergency and took various actions to cover a potential deficit of $1 billion, including tax increases and delaying payment of funds due various local government units. While the final accounting is not yet complete, it seems this will be sufficient to balance the budget.

                           For the early part of 2002, revenue collections still seem to be falling to an annual amount of about $400 million under estimates -- consequently, the state is expecting a shortfall of between $875 million and $1.1 billion. In February 2002, the Governor again issued an Executive Order which identifies about $1.3 billion in potential funds, including further reserve drawdowns, delays and other expenditure cuts, to reduce this deficit. The state has, however, a longstanding track record of successful financial management, as witnessed by the Governor's and the legislature's prompt action in correcting problems over the last few years. We believe these actions will ultimately prove adequate to keep finances strong for the long term.

                           WHAT IS YOUR OUTLOOK FOR NORTH CAROLINA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           Paying for infrastructure such as roads, water and sewer by the state and its local government units without damaging financial operations remains a concern. Of particular importance is the continued funding of education in order to attract new employees from out of the state. Due to very low historical unemployment rates in the state, it is important to maintain this steady flow of workers into the state and provide training for the current labor pool. Based on past performance of the economy and the state and its local government units, we feel that infrastructure goals can be achieved over the long term.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rates hikes, we will attempt to utilize bonds with shorter durations and/or

NATIONS NORTH CAROLINA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS NORTH CAROLINA MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

23.5%  General obligation
10.3%  Hospital
10.2%  Resource recovery
10.1%  Prerefunded
 9.8%  Water
 7.5%  Lease
 7.4%  Industrial development revenue/Pollution control revenue
 5.0%  Electric
 2.8%  Housing
 2.4%  Education
11.0%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Johnston County, North Carolina, GO,
                                                                                 Series 2000, (FGIC Insured), 5.500%
                                                                                 03/01/15                                4.9%
                                                                            -------------------------------------------------
                                                                              2  Mecklenburg County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Revenue
                                                                                 Refunding, (Fluor Corporation
                                                                                 Project) Series 1993, 5.250% 12/01/09   4.9%
                                                                            -------------------------------------------------
                                                                              3  Onslow County, North Carolina,
                                                                                 Combined Enterprise Systems, Revenue,
                                                                                 Series 1994, (MBIA Insured), 5.875%
                                                                                 06/01/09                                3.9%
                                                                            -------------------------------------------------
                                                                              4  Greensboro, North Carolina,
                                                                                 Enterprise Systems Revenue, Series
                                                                                 1998A, 5.500% 06/01/08                  3.4%
                                                                            -------------------------------------------------
                                                                              5  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Pitt County Memorial
                                                                                 Hospital Project) Series 1998B,
                                                                                 4.750% 12/01/28                         3.2%
                                                                            -------------------------------------------------
                                                                              6  Martin County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Solid
                                                                                 Waste Disposal Revenue, (Weyerhaeuser
                                                                                 Company Project) Series 1993, AMT,
                                                                                 5.650% 12/01/23                         3.0%
                                                                            -------------------------------------------------
                                                                              7  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Gaston Memorial Hospital
                                                                                 Project) Series 1995, (AMBAC-TCRS
                                                                                 Insured), 5.250% 02/15/07               2.9%
                                                                            -------------------------------------------------
                                                                              8  North Carolina, Housing Finance
                                                                                 Agency, Revenue, (Home Ownership
                                                                                 Project) Series 1998A-2, AMT, 5.200%
                                                                                 01/01/20                                2.8%
                                                                            -------------------------------------------------
                                                                              9  Mecklenburg County, North Carolina,
                                                                                 GO Refunding, Series 1993, 6.000%
                                                                                 04/01/11                                2.7%
                                                                            -------------------------------------------------
                                                                             10  Monroe, North Carolina, Combined
                                                                                 Enterprise Systems, Revenue, Series
                                                                                 1994, Prerefunded 03/01/04 @ 102,
                                                                                 6.000% 03/01/14                         2.6%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS NORTH CAROLINA MUNICIPAL
BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS NORTH CAROLINA MUNICIPAL
                                                                         BOND FUND                 LEHMAN MUNICIPAL BOND INDEX
                                                              --------------------------------     ---------------------------
Nov. 1 1993                                                                9525.00                           10000.00
1993                                                                       9673.00                           10121.00
1994                                                                       8781.00                            9598.00
1995                                                                      10550.00                           11273.00
1996                                                                      10814.00                           11773.00
1997                                                                      11770.00                           12854.00
1998                                                                      12472.00                           13687.00
1999                                                                      12048.00                           13404.00
2000                                                                      13296.00                           14970.00
2001                                                                      13931.00                           15738.00
Mar. 31 2002                                                              14034.00                           15886.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS NORTH CAROLINA MUNICIPAL
                                                                         BOND FUND                 LEHMAN MUNICIPAL BOND INDEX
                                                              --------------------------------     ---------------------------
Nov. 1 1993                                                               10000.00                           10000.00
1993                                                                      10155.00                           10121.00
1994                                                                       9219.00                            9598.00
1995                                                                      11076.00                           11273.00
1996                                                                      11353.00                           11773.00
1997                                                                      12357.00                           12854.00
1998                                                                      13094.00                           13687.00
1999                                                                      12649.00                           13404.00
2000                                                                      13959.00                           14970.00
2001                                                                      14626.00                           15738.00
Mar. 31 2002                                                              14734.00                           15886.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (11/1/93 through
      3/31/02)              4.72%     4.11%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations North Carolina Municipal Bond Fund from the inception of the share class. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                                   INVESTOR A              INVESTOR B              INVESTOR C
                                                 PRIMARY A      NAV**       MOP*       NAV**      CDSC***      NAV**      CDSC***
Inception date                                   1/11/94             11/1/93                10/21/93                11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                 3.51%        3.25%      -1.67%      2.48%      -1.47%       2.48%       1.49%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                            4.13%        3.88%       2.21%      3.12%       2.19%       3.12%       3.12%
5 YEARS                                            5.70%        5.46%       4.44%      4.74%       4.57%       4.75%       4.75%
SINCE INCEPTION                                    4.81%        4.72%       4.11%      4.01%       4.01%       6.34%       6.34%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS SOUTH CAROLINA INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and South Carolina
state income taxes
consistent with moderate
fluctuation of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations South Carolina
Intermediate Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.39%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of South Carolina municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration of between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.39%, Nations South Carolina Intermediate Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 2.78% for the 12-month period ended March 31, 2002. The Fund benefited from an overweighting in general obligation and hospital revenue bonds. The Fund has been moving to a more defensive mode as we have been adding higher premium cushion bonds (bonds containing some call protection) and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN SOUTH CAROLINA?

                           The state of South Carolina has earned the highest possible credit rating from Moody's Investors Services of "Aaa," "AAA" from Standard & Poor's Corporation and "AAA" from Fitch, Inc. Although South Carolina has had a strong reliance on the economically depressed non-durable manufacturing sector,

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SOUTH CAROLINA INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           the state continues to diversify itself through increases in the trade (24% of employment) and services (25% of employment) sectors and gains in durable manufacturing. This trend has helped South Carolina outpace the nation in employment gains for the fourth consecutive year. South Carolina has enjoyed strong economic growth along with other southeastern states, but has recently seen a slowdown along with the rest of the nation. The state has enjoyed strong population growth, particularly by retirees attracted to coastal areas and the state's low cost of living. Although the state has experienced growth in jobs and higher wages, the national slowdown has affected South Carolina's revenues. Revenue collections were recently 2.3% lower than prior year results and about 5.2% lower than the 2002 budgeted receipts. In response to the revenue shortfall, the governor's proposals to prevent a budget deficit include cutting spending across agencies by 4%, reducing local government allocations to the previous year's levels, and sequestering $100 million from the state's Capital Reserve Fund. These remedies appear to have balanced the current state's fiscal year's budget. However, future uncertainties exist and new actions may be required. South Carolina for the first time in five years recorded a negative fund balance at $20.7 million.

                           WHAT IS YOUR OUTLOOK FOR SOUTH CAROLINA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           One challenge facing the state and localities is to improve educational levels. A better-educated work force should attract businesses and help diversify the state's economy. Other challenges include balancing the state's budget without use of non-recurring revenues and restoring the required 3% fund reserve, thereby removing the state's negative fund balance. We anticipate an economic rebound for the state, along with the national economy. Additionally, we believe a continued focus on education as well as employment diversification could help the state achieve its long-term goals.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS SOUTH CAROLINA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

22.3%  General obligation
20.1%  Hospital
16.4%  Water
 9.9%  Prerefunded
 9.3%  Electric
 6.9%  Industrial development revenue/Pollution control revenue
 4.9%  Housing
 3.1%  Transportation
 7.1%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Charleston, South Carolina,
                                                                                 Waterworks and Sewer Capital
                                                                                 Improvement Revenue Refunding, Series
                                                                                 1998, (FGIC Insured), 4.500% 01/01/24   3.5%
                                                                            -------------------------------------------------
                                                                              2  South Carolina, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, (South Carolina
                                                                                 Baptist Hospital Project) Series
                                                                                 1993, (AMBAC Insured), 5.450%
                                                                                 08/01/15                                2.8%
                                                                            -------------------------------------------------
                                                                              3  South Carolina State, Capital
                                                                                 Improvement GO, Series 1996A, 3.500%
                                                                                 07/01/06                                2.6%
                                                                            -------------------------------------------------
                                                                              4  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue Refunding,
                                                                                 Series 1993, 5.500% 02/01/09            2.5%
                                                                            -------------------------------------------------
                                                                              5  Charleston, South Carolina,
                                                                                 Waterworks and Sewer Capital
                                                                                 Improvement Revenue Refunding, Series
                                                                                 1998, 5.250% 01/01/08                   2.4%
                                                                            -------------------------------------------------
                                                                              6  Richland County, South Carolina,
                                                                                 School District Number 1, GO, Series
                                                                                 1996, (SCSDE), 4.625% 03/01/22          2.3%
                                                                            -------------------------------------------------
                                                                              7  South Carolina State, Housing Finance
                                                                                 and Development Authority,
                                                                                 Multi-Family Housing Revenue, (United
                                                                                 Dominion Realty Trust Project) Series
                                                                                 1994, AMT, Mandatory Put 05/01/04 @
                                                                                 100, 6.500% 05/01/24                    2.1%
                                                                            -------------------------------------------------
                                                                              8  South Carolina, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, (Palmetto Health
                                                                                 Alliance Project) Series 2000A,
                                                                                 7.125% 12/15/15                         2.0%
                                                                            -------------------------------------------------
                                                                              9  South Carolina State, Port Authority,
                                                                                 Revenue, Series 1998, AMT, (FSA
                                                                                 Insured), 5.250% 07/01/03               1.9%
                                                                            -------------------------------------------------
                                                                             10  South Carolina State, Housing Finance
                                                                                 and Development Authority, Revenue
                                                                                 Refunding, Series 1992A, (FNMA/FHA
                                                                                 COLL), 6.800% 11/15/11                  1.9%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS SOUTH CAROLINA INTERMEDIATE
MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                                   NATIONS SOUTH CAROLINA          LEHMAN 7-YEAR MUNICIPAL BOND
                                                              INTERMEDIATE MUNICIPAL BOND FUND                INDEX
                                                              --------------------------------     ----------------------------
May 5 1992                                                                 9675.00                           10000.00
1993                                                                      11261.00                           11839.00
1994                                                                      10910.00                           11511.00
1995                                                                      12377.00                           13139.00
1996                                                                      12842.00                           13712.00
1997                                                                      13692.00                           14765.00
1998                                                                      14421.00                           15696.00
1999                                                                      14230.00                           15673.00
2000                                                                      15432.00                           17098.00
2001                                                                      16166.00                           17987.00
Mar. 31 2002                                                              16260.00                           18158.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                                   NATIONS SOUTH CAROLINA          LEHMAN 7-YEAR MUNICIPAL BOND
                                                              INTERMEDIATE MUNICIPAL BOND FUND                INDEX
                                                              --------------------------------     ----------------------------
May 5 1992                                                                10000.00                           10000.00
1993                                                                      11639.00                           11839.00
1994                                                                      11276.00                           11511.00
1995                                                                      12793.00                           13139.00
1996                                                                      13273.00                           13712.00
1997                                                                      14152.00                           14765.00
1998                                                                      14906.00                           15696.00
1999                                                                      14708.00                           15673.00
2000                                                                      15950.00                           17098.00
2001                                                                      16709.00                           17987.00
Mar. 31 2002                                                              16806.00                           18158.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (5/5/92 through
      3/31/02)              5.38%     5.03%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations South Carolina Intermediate Municipal Bond Fund from the inception of the share class. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                                  INVESTOR A             INVESTOR B              INVESTOR C
                                                PRIMARY A      NAV**      MOP*       NAV**      CDSC***      NAV**      CDSC***
Inception date                                  1/6/92              5/5/92                 6/8/93                 6/17/92
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                3.65%        3.39%      0.01%      2.62%      -0.34%       2.71%       1.72%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                           4.13%        3.88%      2.75%      3.13%       2.82%       3.13%       3.13%
5 YEARS                                           5.09%        4.86%      4.17%      4.17%       4.17%       4.17%       4.17%
10 YEARS                                          5.62%          --          --        --           --         --           --
SINCE INCEPTION                                   5.55%        5.38%      5.03%      4.30%       4.30%       4.73%       4.73%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS SOUTH CAROLINA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and South Carolina
state income taxes with
the potential for
principal fluctuation
associated with
investments in long-term
municipal securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations South Carolina
Municipal Bond Fund
Investor A Shares provided
shareholders with a total
return of 3.56%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of South Carolina municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.56%, Nations South Carolina Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper South Carolina Municipal Debt Funds Average, which returned 3.05% for the 12-month period ended March 31, 2002. The Fund benefited from an over-weighting in general obligation and hospital revenue bonds. The Fund has been moving to a more defensive mode as we have been adding higher premium cushion bonds (bonds containing some call protection) and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN SOUTH CAROLINA?

                           The state of South Carolina has earned the highest possible credit rating from Moody's Investors Services of "Aaa," "AAA" from Standard & Poor's Corporation and "AAA" from Fitch, Inc. Although South Carolina has had a strong reliance on the economically depressed non-durable manufacturing sector, the state continues to diversify itself through increases in the trade (24% of employment) and services (25% of employment) sectors and gains in durable

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper South Carolina Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in South Carolina.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SOUTH CAROLINA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           manufacturing. This trend has helped South Carolina outpace the nation in employment gains for the fourth consecutive year. South Carolina has enjoyed strong economic growth along with other southeastern states, but has recently seen a slowdown along with the rest of the nation. The state has enjoyed strong population growth, particularly from retirees attracted to coastal areas and the state's low cost of living. Although the state has experienced growth in jobs and higher wages, the national slowdown has affected South Carolina's revenues. Revenue collections were recently 2.3% lower than prior year results and about 5.2% lower than the 2002 budgeted receipts. In response to the revenue shortfall, the governor's proposals to prevent a budget deficit include cutting spending across agencies by 4%, reducing local government allocations to the previous year's levels, and sequestering $100 million from the state's Capital Reserve Fund. These remedies appear to have balanced the state's current fiscal year's budget. However, future uncertainties exist and new actions may be required. South Carolina for the first time in five years recorded a negative fund balance at $20.7 million.

                           WHAT IS YOUR OUTLOOK FOR SOUTH CAROLINA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           One challenge facing the state and localities is to improve educational levels. A better-educated work force should attract businesses and help diversify the state's economy. Other challenges include balancing the state's budget without use of non-recurring revenues and restoring the required 3% fund reserve, thereby removing the state's negative fund balance. We anticipate an economic rebound for the state, along with the national economy. Additionally, we believe a continued focus on education as well as employment diversification could help the state achieve its long-term goals.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS SOUTH CAROLINA MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

27.0%  Water
26.4%  Hospital
17.4%  Industrial development revenue/
       Pollution control revenue
12.3%  Electric
 7.2%  General obligation
 4.0%  Transportation
 3.9%  Education
 1.8%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue, Series
                                                                                 1991, 2.334% 02/01/03                  10.3%
                                                                            -------------------------------------------------
                                                                              2  South Carolina State, Public Service
                                                                                 Authority, Revenue, Series 1999A,
                                                                                 (MBIA Insured), 5.625% 01/01/13         8.3%
                                                                            -------------------------------------------------
                                                                              3  South Carolina, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, Series 1999, (FSA
                                                                                 Insured), 5.300% 02/01/14               7.9%
                                                                            -------------------------------------------------
                                                                              4  Georgetown County, South Carolina,
                                                                                 PCR Refunding, (International Paper
                                                                                 Company Project) Series 1999A, 5.125%
                                                                                 02/01/12                                7.6%
                                                                            -------------------------------------------------
                                                                              5  Medical University, South Carolina,
                                                                                 Hospital Facilities Revenue, Series
                                                                                 1999, 5.500% 07/01/09                   6.3%
                                                                            -------------------------------------------------
                                                                              6  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue Refunding,
                                                                                 Series 1993, 5.500% 02/01/09            6.2%
                                                                            -------------------------------------------------
                                                                              7  Greenville, South Carolina, Water
                                                                                 Utility Improvement, Waterworks
                                                                                 Revenue, Series 1997, 5.500% 02/01/22   5.9%
                                                                            -------------------------------------------------
                                                                              8  Darlington County, South Carolina,
                                                                                 IDR, (Sonoco Products Company
                                                                                 Project) Series 1995, AMT, 6.125%
                                                                                 06/01/25                                5.8%
                                                                            -------------------------------------------------
                                                                              9  Spartanburg, South Carolina, Sanitary
                                                                                 Sewer District, Sewer System Revenue
                                                                                 Refunding, Series 1999B, (MBIA
                                                                                 Insured), 5.000% 03/01/26               4.6%
                                                                            -------------------------------------------------
                                                                             10  Horry County, South Carolina,
                                                                                 Hospital Facilities Revenue, (Conway
                                                                                 Hospital, Inc. Project) Series 1998,
                                                                                 (AMBAC Insured), 4.750% 07/01/10        4.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS SOUTH CAROLINA MUNICIPAL
BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS SOUTH CAROLINA MUNICIPAL
                                                                         BOND FUND                 LEHMAN MUNICIPAL BOND INDEX
                                                              --------------------------------     ---------------------------
Nov. 8 1993                                                                 9525                              10000
1993                                                                        9753                              10121
1994                                                                        9144                               9598
1995                                                                       10918                              11273
1996                                                                       11274                              11773
1997                                                                       12224                              12854
1998                                                                       12866                              13687
1999                                                                       12426                              13404
2000                                                                       13866                              14970
2001                                                                       14568                              15738
Mar. 31 2002                                                               14673                              15886

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS SOUTH CAROLINA MUNICIPAL     LEHMAN MUNICIPAL BOND INDEX
                                                                     BOND FUND $15,405                       $15,886
                                                              --------------------------------     ---------------------------
Nov. 8 1993                                                                10000                              10000
1993                                                                       10239                              10121
1994                                                                        9600                               9598
1995                                                                       11462                              11273
1996                                                                       11836                              11773
1997                                                                       12834                              12854
1998                                                                       13508                              13687
1999                                                                       13046                              13404
2000                                                                       14557                              14970
2001                                                                       15295                              15738
Mar. 31 2002                                                               15405                              15886


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (11/8/93 through
      3/31/02)              5.28%     4.68%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations South Carolina Municipal Bond Fund from the inception of the share class. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     12/27/93              11/8/93                   10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  3.72%           3.56%       -1.33%        2.69%       -1.27%         2.67%        1.68%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                             4.52%           4.27%        2.60%        3.51%        2.58%         3.48%        3.48%
5 YEARS                             5.72%           5.49%        4.46%        4.76%        4.59%         4.77%        4.77%
SINCE INCEPTION                     5.32%           5.28%        4.68%        4.44%        4.44%         6.38%        6.38%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 68

NATIONS TENNESSEE INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income tax and the
Tennessee Hall Income Tax
on unearned income
consistent with moderate
fluctuation of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Tennessee
Intermediate Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.28%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Tennessee municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration of between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.28%, Nations Tennessee Intermediate Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 2.78% for the 12-month period ending March 31, 2002. The Fund benefited from a longer duration stance than its peer group and an overweighting in general obligation and hospital revenue bonds. The Fund has been moving to a more defensive mode as we have been adding higher premium cushion bonds (bonds containing some call protection) and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TENNESSEE?

                           The state of Tennessee is rated "Aa2" by Moody's Investors Services with a negative outlook, "AA" by Standard & Poor's Corporation with a negative "CreditWatch" and "AA" by Fitch, Inc. Both the negative outlook and "CreditWatch," in our opinion, indicate the ratings are under pressure and could be downgraded due to the state's financial performance in recent years. Tennessee's

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TENNESSEE INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           main source of revenue, the sales tax, has not kept up with expenditures, which have been most severe during the recent economic downturn. The state so far has neither raised additional revenues nor added new revenue sources, such as an income tax to balance the budget. The state has, however, resorted to one-time, non-recurring sources of money, such as funds from the recent tobacco settlement to balance the budget. This is generally viewed as a weakness, as it permits the state to sustain programs and projects for which there is no recurring revenue. This does not solve the budget problem -- it merely postpones it.

                           Preliminary data for the first couple months of the state's fiscal 2002 indicate that general fund revenues are down about $150 million below forecasted levels. Some estimates indicate that revenue shortfalls for the year could be about $400 million -- particularly if weakness continues in the state's manufacturing sector. A $178 million reserve fund is available to the state to balance the budget. Other options that have proved either politically contentious and/or difficult to implement are raising current taxes, instituting a state income tax, and cutting expenditures further, such as the state's Medicaid program, Tenncare. At this time, we believe it seems likely that the state's financial problems may continue.

                           WHAT IS YOUR OUTLOOK FOR TENNESSEE AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           In the short term, the state is likely to encounter financial stresses that could cause a rating downgrade. However, from a long-term perspective, we believe the economy -- despite drops in the manufacturing sector -- remains strong and well diversified. In our opinion, in the long run the state may stabilize its finances and may attain a high-quality credit rating.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS TENNESSEE INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

32.7%  General obligation
21.5%  Hospital
13.3%  Housing
 7.0%  Industrial development revenue/
       Pollution control revenue
 5.0%  Electric
 4.0%  Prerefunded
 3.9%  Resource recovery
 3.0%  Water
 9.6%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Maury County, Tennessee, Industrial
                                                                                 Development Board, Multi-Modal PCR
                                                                                 Refunding, (General Motors
                                                                                 Corporation - Saturn Corporation
                                                                                 Project) Series 1994, 6.500% 09/01/24   5.0%
                                                                            -------------------------------------------------
                                                                              2  Memphis, Tennessee, GO, Series 2000,
                                                                                 5.000% 04/01/17                         4.0%
                                                                            -------------------------------------------------
                                                                              3  Shelby County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Revenue, (St. Jude's Childrens
                                                                                 Research Project) Series 1999, 5.375%
                                                                                 07/01/24                                3.7%
                                                                            -------------------------------------------------
                                                                              4  Tennessee, Housing Development
                                                                                 Agency, Revenue, (Home Ownership
                                                                                 Program) Series 1997-3A, AMT, 5.298%
                                                                                 01/01/08                                3.5%
                                                                            -------------------------------------------------
                                                                              5  Chattanooga-Hamilton County,
                                                                                 Tennessee, Hospital Authority,
                                                                                 Revenue Refunding, (Erlanger Medical
                                                                                 Center Project) Series 1993, (FSA
                                                                                 Insured), 5.375% 10/01/04               3.4%
                                                                            -------------------------------------------------
                                                                              6  Rutherford County, Tennessee, Public
                                                                                 Improvement GO, Series 1996, 6.000%
                                                                                 04/01/06                                3.4%
                                                                            -------------------------------------------------
                                                                              7  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Electric Revenue, Series 1998B,
                                                                                 5.500% 05/15/13                         3.3%
                                                                            -------------------------------------------------
                                                                              8  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Hospital Facilities
                                                                                 Improvement Revenue Refunding,
                                                                                 (Baptist Health System of East
                                                                                 Tennessee, Inc. Project) Series 1996,
                                                                                 (CONNIE LEE Insured), 5.500% 04/15/11   3.2%
                                                                            -------------------------------------------------
                                                                              9  Anderson County, Tennessee, GO
                                                                                 Refunding, Series 2001, (FSA
                                                                                 Insured), 5.000% 04/01/13               3.0%
                                                                            -------------------------------------------------
                                                                             10  Tennergy Corporation, Tennessee, Gas
                                                                                 Revenue, Series 1999, (MBIA Insured),
                                                                                 5.000% 06/01/07                         3.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS TENNESSEE INTERMEDIATE
MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS TENNESSEE INTERMEDIATE      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                               ------------------------------      ----------------------------
Nov. 4 1993                                                                 9675                              10000
1993                                                                       10325                              10703
1994                                                                        9846                              10407
1995                                                                       11217                              11878
1996                                                                       11634                              12397
1997                                                                       12415                              13348
1998                                                                       13060                              14190
1999                                                                       12869                              14170
2000                                                                       13890                              15458
2001                                                                       14623                              16262
Mar. 31 2002                                                               14701                              16416

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS TENNESSEE INTERMEDIATE      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                               ------------------------------      ----------------------------
Nov. 4 1993                                                                10000                              10000
1993                                                                       10672                              10703
1994                                                                       10177                              10407
1995                                                                       11594                              11878
1996                                                                       12025                              12397
1997                                                                       12832                              13348
1998                                                                       13499                              14190
1999                                                                       13301                              14170
2000                                                                       14357                              15458
2001                                                                       15114                              16262
Mar. 31 2002                                                               15195                              16416


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (4/2/93 through
      3/31/02)              4.76%     4.37%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Tennessee Intermediate Municipal Bond Fund from the inception of the share class. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        4/13/93               4/2/93                    6/10/93                    11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      3.54%          3.28%       -0.10%        2.61%       -0.36%         2.52%        1.53%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.05%          3.79%        2.66%        3.08%        2.77%         2.92%        2.92%
5 YEARS                                 5.05%          4.81%        4.12%        4.15%        4.15%         4.05%        4.05%
SINCE INCEPTION                         4.92%          4.76%        4.37%        4.21%        4.21%         5.12%        5.12%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
 72

NATIONS TENNESSEE MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income tax and the
Tennessee Hall Income Tax
on unearned income with
the potential for
principal fluctuation
associated with
investments in long-term
municipal securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Tennessee
Municipal Bond Fund
Investor A Shares provided
shareholders with a total
return of 3.03%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS TENNESSEE
                           MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Tennessee municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.03%, Nations Tennessee Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Tennessee Municipal Debt Funds Average, which returned 2.96% for the 12-month period ending March 31, 2002. The Fund benefited from a longer duration stance than its peer group and an over-weighting in hospital revenue bonds.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TENNESSEE?

                           The state of Tennessee is rated "Aa2" by Moody's Investors Services with a negative outlook, "AA" by Standard & Poor's Corporation with a negative "CreditWatch" and "AA" by Fitch, Inc. Both the negative outlook and "CreditWatch," in our opinion, indicate the ratings are under pressure and could be downgraded due to the state's financial performance in recent years. Tennessee's main source of revenue, the sales tax, has not kept up with expenditures, which

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Tennessee Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Tennessee.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TENNESSEE MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           have been most severe during the recent economic downturn. The state so far has neither raised additional revenues nor added new revenue sources, such as an income tax to balance the budget. The state has, however, resorted to one-time, non-recurring sources of money, such as funds from the recent tobacco settlement to balance the budget. This is generally viewed as a weakness, as it permits the state to sustain programs and projects for which there is no recurring revenue. This does not solve the budget problem -- it merely postpones it.

                           Preliminary data for the first couple months of the state's fiscal year 2002 indicate that general fund revenues are down about $150 million below forecasted levels. Some estimates indicate that revenue shortfalls for the year could be about $400 million -- particularly if weakness continues in the state's manufacturing sector. A $178 million reserve fund is available to the state to balance the budget. Other options that have proved either politically contentious and/or difficult to implement are raising current taxes, instituting a state income tax, and cutting expenditures further, such as the state's Medicaid program, Tenncare. At this time, we believe it seems likely that the state's financial problems may continue.

                           WHAT IS YOUR OUTLOOK FOR TENNESSEE AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           In the short term, the state is likely to encounter financial stresses that could cause a rating downgrade. However, from a long-term perspective, we believe the economy -- despite drops in the manufacturing sector -- remains strong and well diversified. In our opinion, in the long run the state may stabilize its finances and may attain a high-quality credit rating.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS TENNESSEE MUNICIPAL

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

23.5%  General obligation
14.9%  Hospital
14.4%  Industrial development revenue/
       Pollution control revenue
10.1%  Education
 9.3%  Resource recovery
 7.6%  Prerefunded
 3.6%  Water
 3.5%  Electric
 3.4%  Housing
 9.7%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Hamilton County, Tennessee, GO
                                                                                 Refunding, Series 1998B, 5.100%
                                                                                 08/01/24                                8.2%
                                                                            -------------------------------------------------
                                                                              2  Humphreys County, Tennessee,
                                                                                 Industrial Development Board, Solid
                                                                                 Waste Disposal Revenue, (E.I. duPont
                                                                                 de Nemours and Company Project)
                                                                                 Series 1994, AMT, 6.700% 05/01/24       6.9%
                                                                            -------------------------------------------------
                                                                              3  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Health and Educational Facilities
                                                                                 Board, Improvement Revenue Refunding,
                                                                                 (Meharry Medical College Project)
                                                                                 Series 1996, (AMBAC Insured), 6.000%
                                                                                 12/01/16                                6.2%
                                                                            -------------------------------------------------
                                                                              4  Maury County, Tennessee, Industrial
                                                                                 Development Board, Multi-Modal PCR
                                                                                 Refunding, (General Motors
                                                                                 Corporation - Saturn Corporation
                                                                                 Project) Series 1994, 6.500% 09/01/24   5.9%
                                                                            -------------------------------------------------
                                                                              5  Williamson County, Tennessee, GO,
                                                                                 Series 2000, 5.350% 03/01/17            5.7%
                                                                            -------------------------------------------------
                                                                              6  Memphis-Shelby County, Tennessee,
                                                                                 Airport Authority, Special Facilities
                                                                                 and Project Revenue Refunding,
                                                                                 (Federal Express Corporation Project)
                                                                                 Series 1997, 5.350% 09/01/12            5.5%
                                                                            -------------------------------------------------
                                                                              7  Blount County, Tennessee, Public
                                                                                 Building Authority, Public Facility
                                                                                 Revenue, Series 1998, (FGIC Insured),
                                                                                 5.000% 04/01/19                         5.4%
                                                                            -------------------------------------------------
                                                                              8  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Electric Revenue, Series 1998B,
                                                                                 5.500% 05/15/13                         4.8%
                                                                            -------------------------------------------------
                                                                              9  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Hospital Facilities
                                                                                 Improvement Revenue Refunding,
                                                                                 (Baptist Health System of East
                                                                                 Tennessee, Inc. Project) Series 1996,
                                                                                 (CONNIE LEE Insured), 5.500% 04/15/11   4.7%
                                                                            -------------------------------------------------
                                                                             10  Memphis, Tennessee, GO, Series 2000,
                                                                                 5.000% 04/01/17                         4.4%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS TENNESSEE MUNICIPAL
BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS TENNESSEE MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                              --------------------------------     ---------------------------
Nov. 2 1993                                                                9525.00                           10000.00
12/93                                                                      9692.00                           10121.00
12/94                                                                      9045.00                            9598.00
12/95                                                                     10782.00                           11273.00
12/96                                                                     11166.00                           11773.00
12/97                                                                     12175.00                           12854.00
12/98                                                                     12848.00                           13687.00
12/99                                                                     12366.00                           13404.00
12/00                                                                     13766.00                           14970.00
12/01                                                                     14408.00                           15738.00
Mar. 31 2002                                                              14510.00                           15886.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS TENNESSEE MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                              --------------------------------     ---------------------------
Nov. 2 1993                                                               10000.00                           10000.00
12/93                                                                     10175.00                           10121.00
12/94                                                                      9496.00                            9598.00
12/95                                                                     11320.00                           11273.00
12/96                                                                     11723.00                           11773.00
12/97                                                                     12782.00                           12854.00
12/98                                                                     13489.00                           13687.00
12/99                                                                     12983.00                           13404.00
12/00                                                                     14452.00                           14970.00
12/01                                                                     15127.00                           15738.00
Mar. 31 2002                                                              15234.00                           15886.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (11/2/93 through
      3/31/02)              5.13%     4.53%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Tennessee Municipal Bond Fund from the inception of the share class. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                              INVESTOR A               INVESTOR B               INVESTOR C
                                          PRIMARY A       NAV**        MOP*        NAV**       CDSC***      NAV**       CDSC***
Inception date                             3/2/94               11/2/93                 10/21/93                  11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                           3.29%         3.03%       -1.86%       2.27%       -1.67%       2.26%       1.27%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                      4.22%         3.96%        2.30%       3.21%        2.28%       3.18%       3.18%
5 YEARS                                      5.70%         5.46%        4.45%       4.74%        4.57%       4.73%       4.73%
SINCE INCEPTION                              5.74%         5.13%        4.53%       4.31%        4.31%       6.40%       6.40%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS TEXAS INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*

PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income tax
consistent with moderate
fluctuation of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Texas Intermediate
Municipal Bond Fund
Investor A Shares provided
shareholders with a total
return of 3.10%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS TEXAS
                           INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Texas municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration of between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.10%, Nations Texas
                           Intermediate Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 2.78% for the 12-month period ending March 31, 2002. Maintaining a slightly shorter duration stance than its peer group enhanced the Fund's performance. The quality of the Fund's holdings is generally high with over 85% of the Fund's assets invested in "AAA" and "AA" rated securities.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN
                           TEXAS?

                           The state of Texas is currently rated "Aa1" by Moody's Investors Services, "AA" by Standard & Poor's Corporation and "AA+" by Fitch, Inc. The ratings reflect a sizeable and diverse economy, showing long-term growth patterns, conservative financial management and a manageable debt burden. Over the last ten to 15 years, the Texas economy has achieved a significant level of diversification away from the

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.




                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TEXAS INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           oil and gas sector that caused so much difficulty in the mid-80s. This new level of diversification is headlined by the growth of the high technology, services, manufacturing and business sectors due in part to the North American Free Trade Act.

                           While most states have been struggling to deal with budget deficits resulting from revenue shortfalls, Texas has been hit less hard as the state relied on fairly conservative revenue projections. It is expected to escape having a budget deficit in the state's fiscal year 2002, but there could be as much as a $5.5 billion shortfall next year. The state closed its fiscal year 2001 with a healthy cash balance of $3.9 billion (net of cash flow borrowings). This was up from the $3.8 billion balance the year before. The annual growth rate for the state's gross domestic product was recently revised from 4.1% to 3.6% for the period between 2002 and 2003, which is down substantially from the double-digit growth rates it experienced in the 1990s.

                           WHAT IS YOUR OUTLOOK FOR TEXAS AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           Looking forward, perhaps the biggest challenge the state may face is the contentious issue of how to equalize the finances of its poor and wealthy school districts. If the state decides to shift school funding from local to state districts, which we believe may be unlikely, the state's historically low-debt burden is apt to increase dramatically. We suspect, however, that the state may hammer out a plan that relies on local district financing with some form of state subsidization. This could result in improved district credit profiles.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS TEXAS INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

38.3%  General obligation
12.1%  Water
 9.6%  Industrial development revenue/
       Pollution control revenue
 9.3%  Prerefunded
 8.7%  Hospital
 8.5%  Electric
 3.7%  Transportation
 3.0%  Education
 6.8%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Texas, Municipal Power Agency,
                                                                                 Revenue Refunding, Series 1993, (MBIA
                                                                                 Insured), 5.250% 09/01/05               5.7%
                                                                            -------------------------------------------------
                                                                              2  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue, Junior Lien, Series
                                                                                 1996A, (FGIC Insured), 5.250%
                                                                                 12/01/25                                3.5%
                                                                            -------------------------------------------------
                                                                              3  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue Refunding, Junior
                                                                                 Lien, Series 1997A, (FGIC Insured),
                                                                                 5.375% 12/01/27                         2.9%
                                                                            -------------------------------------------------
                                                                              4  Texas State, College Student Loan
                                                                                 Authority, GO, Series 1997, AMT, (GTD
                                                                                 STD LNS), 5.250% 08/01/07               2.6%
                                                                            -------------------------------------------------
                                                                              5  Red River Authority, Texas, PCR,
                                                                                 (Hoechst Celanese Corporation
                                                                                 Project) Series 1992, AMT, 6.875%
                                                                                 04/01/17                                2.4%
                                                                            -------------------------------------------------
                                                                              6  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue, Unrefunded Balance,
                                                                                 Prior Lien, Series 1992B, 5.900%
                                                                                 12/01/03                                2.3%
                                                                            -------------------------------------------------
                                                                              7  Austin, Texas, GO Refunding, Series
                                                                                 1993, 5.500% 09/01/04                   2.2%
                                                                            -------------------------------------------------
                                                                              8  Dallas-Fort Worth, Texas, Regional
                                                                                 Airport Revenue Refunding,
                                                                                 (Dallas-Forth Worth Airport Project)
                                                                                 Series 1994A, (MBIA Insured), 5.400%
                                                                                 11/01/03                                1.9%
                                                                            -------------------------------------------------
                                                                              9  North Central, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Health Facilities Revenue,
                                                                                 (Presbyterian Healthcare Residential
                                                                                 Project) Series 1996B, (MBIA
                                                                                 Insured), 5.500% 06/01/16               1.9%
                                                                            -------------------------------------------------
                                                                             10  Texas State, Public Finance
                                                                                 Authority, Building Revenue
                                                                                 Refunding, Series 1992B, (AMBAC
                                                                                 Insured), 6.100% 02/01/04               1.9%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                                 NATIONS TEXAS INTERMEDIATE        LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                                 --------------------------        ----------------------------
Feb. 4 1993                                                                9675.00                           10000.00
12/93                                                                     10365.00                           10887.00
12/94                                                                     10000.00                           10586.00
12/95                                                                     11271.00                           12082.00
12/96                                                                     11658.00                           12610.00
12/97                                                                     12464.00                           13578.00
12/98                                                                     13111.00                           14434.00
12/99                                                                     12928.00                           14413.00
12/00                                                                     13996.00                           15724.00
12/01                                                                     14657.00                           16541.00
Mar. 31 2002                                                              14723.00                           16698.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                                 NATIONS TEXAS INTERMEDIATE        LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                                 --------------------------        ----------------------------
Feb. 4 1993                                                               10000.00                           10000.00
12/93                                                                     10713.00                           10887.00
12/94                                                                     10336.00                           10586.00
12/95                                                                     11650.00                           12082.00
12/96                                                                     12050.00                           12610.00
12/97                                                                     12882.00                           13578.00
12/98                                                                     13552.00                           14434.00
12/99                                                                     13362.00                           14413.00
12/00                                                                     14466.00                           15724.00
12/01                                                                     15149.00                           16541.00
Mar. 31 2002                                                              15218.00                           16698.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (2/4/93 through
      3/31/02)              4.70%     4.32%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Texas Intermediate Municipal Bond Fund from the inception of the share class. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                                 INVESTOR A              INVESTOR B              INVESTOR C
                                               PRIMARY A      NAV**       MOP*       NAV**      CDSC***      NAV**      CDSC***
Inception date                                 1/12/93             2/4/93                 6/22/93                 11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                               3.36%        3.10%      -0.27%      2.33%      -0.62%       2.16%       1.18%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                          4.04%        3.79%       2.66%      3.04%       2.74%       2.94%       2.94%
5 YEARS                                          5.03%        4.79%       4.11%      4.11%       4.11%       4.04%       4.04%
SINCE INCEPTION                                  5.09%        4.70%       4.32%      4.05%       4.05%       4.99%       4.99%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS TEXAS MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal income tax with
the potential for
principal fluctuation
associated with
investments in long-term
municipal securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Texas Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 2.85%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS TEXAS
                           MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio generally within the universe of Texas municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 2.85%, Nations Texas Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Texas Municipal Debt Funds Average, which returned 2.59% for the 12-month period ending March 31, 2002. The Fund benefited from an overweighting in prerefunded bonds.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN
                           TEXAS?

                           The state of Texas is currently rated "Aa1" by Moody's Investors Services, "AA" by Standard & Poor's Corporation and "AA+" by Fitch, Inc. The ratings reflect a sizeable and diverse economy, showing long-term growth patterns, conservative financial management and a manageable debt burden. Over the last ten to 15 years, the Texas economy has achieved a significant level of diversification away from the oil and gas sector that caused so much difficulty in the mid-80s. This new level of diversification is headlined by the growth of the high technology, services, manufacturing and business sectors due in part to the North American Free Trade Act.

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Texas Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Texas.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONAL TEXAS MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           While most states have been struggling to deal with budget deficits resulting from revenue shortfalls, Texas has been hit less hard as the state relied on fairly conservative revenue projections. It is expected to escape having a budget deficit in the state's fiscal year 2002, but there could be as much as a $5.5 billion shortfall next year. The state closed its fiscal year 2001 with a healthy cash balance of $3.9 billion (net of cash flow borrowings). This was up from the $3.8 billion balance the year before. The annual growth rate for the state's gross domestic product was recently revised from 4.1% to 3.6% for the period between 2002 and 2003, which is down substantially from the double-digit growth rates it experienced in the 1990s.

                           WHAT IS YOUR OUTLOOK FOR TEXAS AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           Looking forward, perhaps the biggest challenge the state may face is the contentious issue of how to equalize the finances of its poor and wealthy school districts. If the state decides to shift school funding from local to state districts, which we believe may be unlikely, the state's historically low-debt burden is apt to increase dramatically. We suspect, however, that the state may hammer out a plan that relies on local district financing with some form of state subsidization. This could result in improved district credit profiles.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS TEXAS MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

 3.4%  Water
10.7%  Hospital
 3.2%  Education
 8.5%  Industrial development revenue/Pollution control revenue
11.0%  Transportation
22.2%  Prerefunded
39.4%  General obligation
 1.6%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Tarrant County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Health Systems Revenue, (Harris
                                                                                 Methodist Health Systems Project)
                                                                                 Series 1994, (MBIA-IBC Insured),
                                                                                 6.000% 09/01/10                         9.0%
                                                                            -------------------------------------------------
                                                                              2  Lucas County, Ohio, Hospital Revenue,
                                                                                 (Flower Hospital Project) Series
                                                                                 1993, Prerefunded 12/01/04 @ 101,
                                                                                 6.125% 12/01/13                         8.7%
                                                                            -------------------------------------------------
                                                                              3  Harris County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Revenue, (St. Lukes Episcopal
                                                                                 Hospital Project) Series 2001A,
                                                                                 5.625% 02/15/16                         6.4%
                                                                            -------------------------------------------------
                                                                              4  Harris County, Texas, Port Houston
                                                                                 Authority, Revenue Refunding, Series
                                                                                 2000B, AMT, 5.500% 10/01/07             6.4%
                                                                            -------------------------------------------------
                                                                              5  Round Rock, Texas, Independent School
                                                                                 District, GO, Series 2000, 5.000%
                                                                                 08/01/18                                4.7%
                                                                            -------------------------------------------------
                                                                              6  Dallas-Fort Worth, Texas, Regional
                                                                                 Airport Revenue Refunding, Series
                                                                                 1994A, (MBIA Insured), 6.000%
                                                                                 11/01/09                                4.3%
                                                                            -------------------------------------------------
                                                                              7  Travis County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Revenue, (Ascension Health Credit
                                                                                 Project)
                                                                                 Series 1999A, (AMBAC Insured),
                                                                                 5.875% 11/15/24                         4.2%
                                                                            -------------------------------------------------
                                                                              8  Harris County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Hospital Revenue, (Texas Childrens
                                                                                 Hospital Project) Series 1995, 5.500%
                                                                                 10/01/19                                4.2%
                                                                            -------------------------------------------------
                                                                              9  Trinity River Authority, Texas, PCR,
                                                                                 (Texas Instruments Inc. Project)
                                                                                 Series 1996, AMT, 6.200% 03/01/20       4.2%
                                                                            -------------------------------------------------
                                                                             10  Red River Authority, Texas, PCR,
                                                                                 (Hoechst Celanese Corporation
                                                                                 Project) Series 1992, AMT, 6.875%
                                                                                 04/01/17                                4.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS TEXAS MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                             NATIONS TEXAS MUNICIPAL BOND FUND     LEHMAN MUNICIPAL BOND INDEX
                                                             ---------------------------------     ---------------------------
Dec. 17 1993                                                              9525.00                            10000.00
1994                                                                      8722.00                             9483.00
1995                                                                     10431.00                            11139.00
1996                                                                     10805.00                            11632.00
1997                                                                     11758.00                            12701.00
1998                                                                     12483.00                            13524.00
1999                                                                     12044.00                            13246.00
2000                                                                     13439.00                            14793.00
2001                                                                     14016.00                            15552.00
Mar. 31 2002                                                             14127.00                            15574.00

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                              Nations Texas Municipal Bond Fund      Lehman Municipal Bond Index
                                                              ---------------------------------      ---------------------------
Dec 17 1993                                                                            10000.00                         10000.00
1994                                                                                    9157.00                          9483.00
1995                                                                                   10951.00                         11139.00
1996                                                                                   11344.00                         11632.00
1997                                                                                   12344.00                         12701.00
1998                                                                                   13106.00                         13524.00
1999                                                                                   12645.00                         13246.00
2000                                                                                   14109.00                         14793.00
2001                                                                                   14715.00                         15552.00
Mar. 31 2002                                                                           14831.00                         15574.00


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**     MOP*
     (12/17/93 through
      3/31/02)              4.87%     4.26%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Texas Municipal Bond Fund from the inception of the share class. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                                 INVESTOR A              INVESTOR B              INVESTOR C
                                               PRIMARY A      NAV**       MOP*       NAV**      CDSC***      NAV**      CDSC***
Inception date                                 2/3/94             12/17/93                10/21/93                11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                               3.11%        2.85%      -2.02%      2.09%      -1.84%       3.28%       2.29%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                          4.27%        4.02%       2.36%      3.26%       2.33%       3.64%       3.64%
5 YEARS                                          5.84%        5.60%       4.58%      4.87%       4.70%       5.12%       5.12%
SINCE INCEPTION                                  4.98%        4.87%       4.26%      4.11%       4.11%       6.60%       6.60%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS VIRGINIA INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and Virginia state
income taxes consistent
with moderate fluctuation
of principal.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Virginia
Intermediate Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.18%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio, generally within the universe of Virginia municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As an intermediate-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity of between three and ten years and a duration of between three and six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.18%, Nations Virginia Intermediate Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned 2.78% for the 12-month period ended March 31, 2002. The Fund benefited from a shorter duration stance than its peer group and an over-weighting in hospital, industrial development revenue/pollution control revenue (IDR/PCR) and general obligation bonds. The Fund has been moving to a more defensive structure as we have been adding bonds with a higher coupon and/or shorter duration and "trading up" in quality where possible.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN VIRGINIA?

                           The Commonwealth of Virginia earned a "Aaa" credit rating from Moody's Investors Services, with a negative outlook, "AAA" from Standard & Poor's Corporation and "AAA" from and Fitch, Inc.

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           *** Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Other States Intermediate Municipal Debt Funds Average invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified state basis.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS VIRGINIA INTERMEDIATE

MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           The Commonwealth's economy is broad and continues to see diversification away from manufacturing and into the trade, services and government sectors. Virginia's labor force continues to grow despite the national economic downturn, with the government sector seeing positive job growth. While manufacturing jobs fell 6%, overall jobs fell only 1.5%. This was due to positive growth in the government sector and stable- to small-job losses in the services and trade sectors. The investment sector experienced a 0.5% job increase. The recent downturn has caused the state to anticipate a combined deficit of $2.5 billion for the state's fiscal years 2002 and 2003. To close the budget gap, the governor has asked for budget cuts of 3% and 7% in 2002 and 2003, respectively. Also, the car tax repeal has been frozen at 70%. The Commonwealth did dip into reserves for the 2002-2003 budget but did not deplete the funds. We believe these actions may close the budget gap. However, it is still early in the budget cycle.

                           WHAT IS YOUR OUTLOOK FOR VIRGINIA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           We believe key challenges for the Commonwealth will be to bridge the budget gap in the short-term, build adequate future reserves and continue meeting infrastructure needs which promotes economic growth for the long-term. The Commonwealth is experiencing short-term stress, but we believe prudent fiscal management can resolve this concern. We believe Virginia will return to a more sound fiscal footing and will maintain strong creditworthiness in the future.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS VIRGINIA INTERMEDIATE

MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

 4.8%  Hospital
 5.4%  Education
 5.2%  Industrial development revenue/Pollution control revenue
 8.1%  Housing
 6.0%  Prerefunded
11.1%  Resource recovery
10.9%  Transportation
13.8%  Water
28.0%  General obligation
 6.8%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Fairfax County, Virginia, Economic
                                                                                 Development Authority, Resource
                                                                                 Recovery, Revenue Refunding, Series
                                                                                 1998A, AMT, (AMBAC Insured), 5.950%
                                                                                 02/01/07                                4.2%
                                                                            -------------------------------------------------
                                                                              2  Chesapeake, Virginia, GO Refunding,
                                                                                 Series 1993, 5.125% 12/01/05            2.2%
                                                                            -------------------------------------------------
                                                                              3  Loudoun County, Virginia, Industrial
                                                                                 Development Authority, Revenue, (Air
                                                                                 Force Retired Officers -- Falcons
                                                                                 Landing Project) Series 1994A,
                                                                                 Prerefunded 11/01/04 @ 103, 8.750%
                                                                                 11/01/24                                2.0%
                                                                            -------------------------------------------------
                                                                              4  Virginia State, Transportation Board
                                                                                 Authority, Transportation Revenue
                                                                                 Refunding, (U.S. Route 58 Corridor
                                                                                 Development Program) Series 1993A,
                                                                                 5.500% 05/15/09                         1.9%
                                                                            -------------------------------------------------
                                                                              5  Newport News, Virginia, Public
                                                                                 Improvement GO Refunding, Series
                                                                                 1993B, (State Aid Withholding),
                                                                                 5.200% 11/01/04                         1.8%
                                                                            -------------------------------------------------
                                                                              6  Virginia College Building Authority,
                                                                                 Virginia Educational Facilities
                                                                                 Revenue, (University Richmond
                                                                                 Project) Series 2002A, Mandatory Put
                                                                                 03/01/09 @ 100, 5.000% 03/01/32         1.8%
                                                                            -------------------------------------------------
                                                                              7  Virginia State, Transportation Board
                                                                                 Authority, Transportation Contract
                                                                                 Revenue, (Northern Virginia
                                                                                 Transportation District Project)
                                                                                 Series 1996A, 5.125% 05/15/21           1.8%
                                                                            -------------------------------------------------
                                                                              8  Virginia, Southeastern Public Service
                                                                                 Authority, Revenue Refunding, Series
                                                                                 1993A, (MBIA Insured), 5.100%
                                                                                 07/01/08                                1.8%
                                                                            -------------------------------------------------
                                                                              9  Goochland County, Virginia,
                                                                                 Industrial Development Authority,
                                                                                 (Old Dominion Electric Cooperative
                                                                                 Project) Series 1998, AMT, 4.250%
                                                                                 12/01/02                                1.7%
                                                                            -------------------------------------------------
                                                                             10  Washington State, Motor Vehicle Fuel
                                                                                 Tax, GO, Series 1997F, 5.375%
                                                                                 07/01/22                                1.7%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS VIRGINIA INTERMEDIATE

MUNICIPAL BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS VIRGINIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                     MUNICIPAL BOND FUN                       INDEX
                                                               -----------------------------       ----------------------------
Mar. 31 1992                                                                9675                              10000
1993                                                                       10641                              11159
1994                                                                       10909                              11493
1995                                                                       11432                              12222
1996                                                                       12231                              13208
1997                                                                       12685                              13818
1998                                                                       13688                              15078
1999                                                                       14373                              15971
2000                                                                       14382                              16065
2001                                                                       15625                              17699
Mar. 31 2002                                                               16122                              18320

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                               NATIONS VIRGINIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                    MUNICIPAL BOND FUND                       INDEX
                                                               -----------------------------       ----------------------------
Mar. 31 1992                                                               10000                              10000
1993                                                                       10998                              11159
1994                                                                       11275                              11493
1995                                                                       11816                              12222
1996                                                                       12642                              13208
1997                                                                       13111                              13818
1998                                                                       14148                              15078
1999                                                                       14856                              15971
2000                                                                       14865                              16065
2001                                                                       16150                              17699
Mar 31 2002                                                                16664                              18320


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     10-YEAR                NAV**     MOP*
     (3/31/92 through
      3/31/02)              5.24%     4.89%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Virginia Intermediate Municipal Bond Fund over the last 10 years. The Lehman 7-Year Municipal Bond Index is a broad-based, unmanaged index of investment grade bonds with maturities of 7 to 8 years. All dividends are reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                           INVESTOR A               INVESTOR B                INVESTOR C
                                       PRIMARY A       NAV**        MOP*        NAV**       CDSC***       NAV**       CDSC***
Inception date                         9/20/89              12/5/89                   6/7/93                    6/17/92
-----------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                       3.44%         3.18%       -0.20%       2.40%       -0.57%        2.41%        1.42%
-----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                  4.15%         3.90%        2.76%       3.15%        2.84%        3.12%        3.12%
5 YEARS                                  5.15%         4.91%        4.21%       4.22%        4.22%        4.21%        4.21%
10 YEARS                                 5.45%         5.24%        4.89%         --            --          --            --
SINCE INCEPTION                          5.85%         5.65%        5.37%       4.12%        4.12%        4.51%        4.51%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS VIRGINIA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY*


PORTFOLIO MANAGEMENT
The Fund is managed by the
Municipal Fixed Income
Management Team of Banc of
America Capital
Management, LLC,
investment sub-adviser to
the Fund.

INVESTMENT OBJECTIVE
The Fund seeks high
current income exempt from
federal and Virginia state
income taxes with the
potential for principal
fluctuation associated
with investments in
long-term municipal
securities.

PERFORMANCE REVIEW
For the 12-month period
ended March 31, 2002,
Nations Virginia Municipal
Bond Fund Investor A
Shares provided
shareholders with a total
return of 3.34%.**
                           IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON NATIONS VIRGINIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2002 AND ITS OUTLOOK FOR THE FUTURE.

                           BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE INVESTMENT APPROACH OF THE FUND.

                           The Fund balances its investments between high quality, investment grade issues through which it seeks to reduce credit and liquidity risk and lower quality, investment grade issues, for their additional yield potential. By maintaining a well-diversified portfolio, generally within the universe of Virginia municipal securities, we aim to limit the Fund's exposure to any single credit or market sector. In addition, we use a combination of investment strategies, including duration management (managing the Fund's sensitivity to interest rates), market sector selection and individual credit reviews. We also seek to limit the distribution of capital gains when appropriate. As a long-term portfolio, the Fund seeks to maintain an average dollar-weighted maturity greater than seven years and a duration of more than six years.

                           PLEASE COMMENT ON THE FUND'S PERFORMANCE.***

                           With a total return of 3.34%, Nations Virginia Municipal Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Virginia Municipal Debt Funds Average, which returned 2.81% for the 12-month period ended March 31, 2002. The Fund benefited from a longer duration stance than its peer group and an over-weighting in general obligation and hospital revenue bonds.

                           WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN VIRGINIA?

                           The Commonwealth of Virginia earned a "Aaa" credit rating from Moody's Investors Services, along with a negative outlook, "AAA" from Standard & Poor's Corporation and "AAA" from and Fitch, Inc.

                           The Commonwealth's economy is broad and continues to see diversification away from manufacturing and into the trade, services and government sectors. Virginia's labor force continues to grow despite the national economic downturn, with the government sector seeing positive job growth. While manufacturing jobs fell 6%,

---------------

                           *The outlook for this Fund may differ from that presented for other Nations Funds mutual funds.

                           **The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

                           ***Lipper, Inc. is an independent mutual fund performance monitor. Funds in the Lipper Virginia Municipal Debt Funds Average limit their assets to those securities that are exempt from taxation in Virginia.

                           Source for all statistical data -- Banc of America Capital Management, LLC.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS VIRGINIA MUNICIPAL

BOND FUND

MUNICIPAL FIXED INCOME MANAGEMENT
TEAM COMMENTARY continued


                           overall jobs fell only 1.5%. This was due to positive growth in the government sector and stable- to small-job losses in services and trade sectors. The investment sector experienced a 0.5% job increase. The recent downturn has caused the state to anticipate a combined deficit of $2.5 billion for the state's fiscal years 2002 and 2003. To close the budget gap, the governor has asked for budget cuts of 3% and 7% in 2002 and 2003, respectively. Also, the car tax repeal has been frozen at 70%. The Commonwealth did dip into reserves for the 2002-2003 budget but did not deplete the funds. We believe these actions may close the budget gap. However, it is still early in the budget cycle.

                           WHAT IS YOUR OUTLOOK FOR VIRGINIA AND THE MUNICIPAL BOND MARKET FOR THE COMING YEAR?

                           We believe key challenges for the Commonwealth will be to bridge the budget gap in the short-term, build adequate future reserves and continue meeting infrastructure needs which promotes economic growth for the long-term. The Commonwealth is experiencing short-term stress, but we believe prudent fiscal management can resolve this concern. We believe Virginia will return to a more sound fiscal footing and will maintain strong creditworthiness in the future.

                           From a national municipal bond market perspective, as the market continues into 2002, we seek to maintain slightly defensive positioning. In anticipation of potential interest rate hikes, we will attempt to utilize bonds with shorter durations and/or higher coupon rates. We currently favor bonds maturing in less than ten years because we view these municipals as somewhat inexpensive compared to treasuries. Additionally, we continue to look for opportunities to "trade up" in credit quality where possible, since we think that state and local governments may likely see budget surpluses evaporate. Consequently, the need to issue additional debt may increase throughout 2002.

NATIONS VIRGINIA MUNICIPAL

BOND FUND


   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/02)


[PIE CHART]

21.7%  Hospital
16.8%  Water
14.8%  General obligation
10.6%  Housing
 9.3%  Lease
 7.8%  Resource recovery
 5.5%  Industrial development revenue/
         Pollution control revenue
 3.4%  Prerefunded
 3.2%  Eduction
 6.9%  Other

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2002, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Montgomery County, Virginia,
                                                                                 Industrial Development Lease
                                                                                 Authority, Revenue, Series 2000B,
                                                                                 (AMBAC Insured), 5.500% 01/15/22        6.2%
                                                                            -------------------------------------------------
                                                                              2  West Point, Virginia, Industrial
                                                                                 Development Authority, Solid Waste
                                                                                 Disposal Revenue, (Chesapeake
                                                                                 Corporation Project) Series 1994A,
                                                                                 AMT, 6.375% 03/01/19                    4.7%
                                                                            -------------------------------------------------
                                                                              3  Suffolk, Virginia, Redevelopment and
                                                                                 Housing Authority, Multi-Family
                                                                                 Housing Revenue Refunding, (Windsor
                                                                                 Ltd. Partnership Project) Series
                                                                                 2001, (FNMA Insured), Mandatory Put
                                                                                 07/01/11 @ 100, 4.850% 07/01/31         4.6%
                                                                            -------------------------------------------------
                                                                              4  Mississippi State, Hospital
                                                                                 Facilities and Equipment Authority,
                                                                                 Revenue, (Forrest County General
                                                                                 Hospital Project) Series 2000, (FSA
                                                                                 Insured), 5.625% 01/01/20               4.0%
                                                                            -------------------------------------------------
                                                                              5  Miami-Dade County, Florida, Health
                                                                                 Authority, Hospital Revenue
                                                                                 Refunding, (Miami Childrens Hospital
                                                                                 Project) Series 2001, (AMBAC
                                                                                 Insured), 4.375% 08/15/10               3.6%
                                                                            -------------------------------------------------
                                                                              6  Virginia State, Residential
                                                                                 Authority, Infrastructure Revenue,
                                                                                 Series 2000A, (MBIA Insured), 5.500%
                                                                                 05/01/21                                3.3%
                                                                            -------------------------------------------------
                                                                              7  Virginia Beach, Virginia, Public
                                                                                 Improvement GO, Series 2000, 5.500%
                                                                                 03/01/18                                3.2%
                                                                            -------------------------------------------------
                                                                              8  Fairfax County, Virginia, Water
                                                                                 Authority, Water Revenue, Unrefunded
                                                                                 Balance, Series 1992, 6.000% 04/01/22   3.2%
                                                                            -------------------------------------------------
                                                                              9  Staunton, Virginia, Industrial
                                                                                 Development Authority, Educational
                                                                                 Facilities Revenue, (Mary Baldwin
                                                                                 College Project) Series 1996, 6.600%
                                                                                 11/01/14                                3.2%
                                                                            -------------------------------------------------
                                                                             10  Fairfax County, Virginia, Public
                                                                                 Improvement GO, Series 1999B, 5.500%
                                                                                 12/01/16                                3.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

NATIONS VIRGINIA MUNICIPAL

BOND FUND

PERFORMANCE

   GROWTH OF A $10,000 INVESTMENT

[INVESTOR A SHARES AT MOP* (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS VIRGINIA MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                              -------------------------------      ---------------------------
Nov. 8 1993                                                                 9525                              10000
1994                                                                        8833                               9483
1995                                                                       10559                              11139
1996                                                                       10928                              11632
1997                                                                       11938                              12701
1998                                                                       12620                              13524
1999                                                                       12210                              13246
2000                                                                       13427                              14793
2001                                                                       14035                              15552
Mar. 31 2002                                                               14094                              15886

[INVESTOR A SHARES AT NAV** (AS OF 3/31/02) RETURN CHART]

                                                              NATIONS VIRGINIA MUNICIPAL BOND
                                                                            FUND                   LEHMAN MUNICIPAL BOND INDEX
                                                              -------------------------------      ---------------------------
Nov. 8 1993                                                                10000                              10000
1994                                                                        9273                               9483
1995                                                                       11086                              11139
1996                                                                       11473                              11632
1997                                                                       12533                              12701
1998                                                                       13249                              13524
1999                                                                       12819                              13246
2000                                                                       14097                              14793
2001                                                                       14735                              15552
Mar. 31 2002                                                               14797                              15886


AVERAGE ANNUAL TOTAL RETURN
Investor A Shares

     SINCE INCEPTION        NAV**       MOP*
     (11/8/93 through
      3/31/02)              4.78%      4.18%

The charts to the left show the growth in value of a hypothetical $10,000 investment in Investor A Shares of Nations Virginia Municipal Bond Fund from the inception of the share class. The Lehman Municipal Bond Index is a broad-based, unmanaged index consisting of over 40,000 tax-free, investment grade bonds with a maturity of one year or greater. All interest is reinvested. It is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing. The performance of Primary A, Investor B and Investor C Shares may vary based on the differences in sales loads and fees paid by the shareholders investing in each class.

                                 [CHART LEGEND]

   TOTAL RETURN (AS OF 3/31/02)

                                                            INVESTOR A               INVESTOR B                INVESTOR C
                                        PRIMARY A       NAV**        MOP*        NAV**       CDSC***       NAV**       CDSC***
Inception date                          1/11/94              11/8/93                  10/21/93                   11/3/94
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                        3.59%         3.34%       -1.58%       2.57%       -1.38%        2.46%        1.47%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                   4.04%         3.75%        2.08%       3.03%        2.11%        3.00%        3.00%
5 YEARS                                   5.65%         5.39%        4.37%       4.68%        4.52%        4.66%        4.66%
SINCE INCEPTION                           4.80%         4.78%        4.18%       3.92%        3.92%        6.34%        6.34%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and/or expense reimbursements by the investment adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.6%
            ALABAMA -- 0.6%
 $ 1,000    Alabama State, Public
              School and College
              Authority, Revenue,
              Series 1996, (MBIA
              Insured),
              5.250% 11/01/05.......  Aaa       AAA    $  1,054
   2,000    Butler, Alabama,
              Industrial Development
              Board, PCR Refunding,
              (James River Project)
              Series 1993,
              5.500% 12/01/05.......  Baa3      NR        1,997
                                                       --------
                                                          3,051
                                                       --------
            ALASKA -- 1.8%
   1,000    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03.......  Aaa       AAA       1,030
   2,250    Anchorage, Alaska,
              Telephone Utilities
              Revenue Refunding,
              Series 1994A, (AMBAC
              Insured),
              4.500% 12/01/02.......  Aaa       AAA       2,289
   1,500    North Slope Borough,
              Alaska, GO, Series
              2001A, (MBIA Insured),
              4.493%& 06/30/07......  Aaa       AAA       1,188
   5,000    Valdez, Alaska, Marine
              Terminal Revenue
              Refunding, (Arco
              Transportation Alaska,
              Inc. Project) Series
              1994B, (Atlantic
              Richfield Company
              Guarantee), Mandatory
              Put 01/01/03 @ 100,
              3.100% 05/01/31.......  VMIG1     A1+       4,999
                                                       --------
                                                          9,506
                                                       --------
            ARIZONA -- 1.8%
   3,000    Glendale, Arizona, Water
              and Sewer Revenue,
              Series 2000, (FGIC
              Insured),
              4.750% 07/01/02.......  Aaa       AAA       3,022
   1,035    Maricopa County,
              Arizona, Unified
              School District Number
              48, GO Refunding,
              Series 1991B,
              6.300% 07/01/04.......  Aa2       AA        1,109

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 5,000    Salt River, Arizona,
              Agriculture
              Improvement and Power
              District Electric
              System Revenue
              Refunding, (Salt River
              Project) Series 2001A,
              5.000% 01/01/05.......  Aa2       AA     $  5,206
                                                       --------
                                                          9,337
                                                       --------
            ARKANSAS -- 3.7%
   1,500    Arkansas State,
              Development Finance
              Authority, Facilities
              Revenue, (Waste
              Management Project)
              Series 2001, AMT,
              3.500% 08/01/21.......  NR        BBB       1,499
   8,550    Arkansas State, GO,
              Series 2001A,
              4.000% 08/01/05.......  Aa2       AA        8,696
   4,500    Crossett, Arkansas, PCR,
              (Georgia Pacific
              Corporation Project)
              Series 1984,
              4.875% 10/01/07.......  Baa3      NR        4,349
   5,000    Pope County, Arkansas,
              Revenue Refunding,
              (Entergy Arkansas
              Incorporated Project)
              Series 2001, AMT,
              Mandatory Put 09/01/05
              @ 100,
              5.050% 09/01/28.......  Baa3      BBB-      4,970
                                                       --------
                                                         19,514
                                                       --------
            CALIFORNIA -- 2.5%
   6,000    California State, GO,
              Series 2000A-10-Reg-D,
              (Bayerische
              Hypotheken-Und
              Vereinsbank SBPA),
              1.950%&& 03/01/03.....  VMIG1     NR        6,000
   5,000    California State,
              Revenue Anticipation
              Notes, Series 2001C,
              1.503%&& 06/28/02.....  MIG1      SP1+      5,000
   2,015    Riverside County,
              California, Asset
              Leasing Corporation
              Leasehold Revenue,
              Series 1993C,
              Mandatory Put 12/01/02
              @100,
              7.940% 06/01/19.......  Aa3       A1        2,073
                                                       --------
                                                         13,073
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            COLORADO -- 0.4%
 $ 2,275    Denver City and County,
              Colorado, Airport
              Revenue Refunding,
              Series 2001D, AMT,
              (FSA Insured),
              5.000% 11/15/05.......  Aaa       AAA    $  2,358
                                                       --------
            CONNECTICUT -- 0.2%
   1,000    Connecticut State, GO,
              Series 1996,
              6.000% 05/15/03.......  Aa2       AA        1,041
                                                       --------
            DELAWARE -- 0.3%
   1,330    Wilmington, Delaware,
              GO, (AMBAC Insured),
              3.250% 12/01/03.......  Aaa       AAA       1,345
                                                       --------
            DISTRICT OF COLUMBIA -- 1.4%
   3,000    District Columbia,
              Revenue, (Field School
              Project) Series 2001A,
              (First Union National
              Bank-LOC),
              1.500%&& 07/01/31.....  NR        A1        3,000
   2,200    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue,
              Series 1992A, AMT,
              (MBIA Insured),
              6.500% 10/01/05.......  Aaa       AAA       2,284
   2,085    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue,
              Series 1997B, AMT,
              (FGIC Insured),
              5.750% 10/01/03.......  Aaa       AAA       2,169
                                                       --------
                                                          7,453
                                                       --------
            FLORIDA -- 6.8%
   5,000    Alachua County, Florida,
              Health Facilities
              Authority, Health
              Facilities Revenue,
              (Shands Teaching
              Hospital Project)
              Series 2002A,
              (SunTrust Bank LOC),
              1.500%&& 12/01/12.....  VMIG1     NR        5,000
   2,500    Dade County, Florida
              Aviation Revenue,
              Series 1984A, (Morgan
              Guaranty Trust LOC),
              1.510%&& 10/01/09.....  VMIG1     A1+       2,500

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03
              @ 100,
              7.000% 12/01/24.......  NR        BBB+   $  1,038
   3,500    Hillsborough County,
              Florida, Industrial
              Development Authority,
              IDR, (Goodwill
              Industries Suncoast
              Project) Series 2001,
              (SunTrust Bank LOC),
              1.500%&& 11/01/21.....  VMIG1     NR        3,500
   1,000    Jacksonville, Florida,
              Electric Authority
              Revenue Refunding,
              (St. John River-Issue
              2 Project) Series
              1993,
              5.000% 10/01/05.......  Aa2       AA        1,031
   2,000    Jacksonville, Florida,
              Sales Tax Revenue,
              (River City
              Renaissance Project)
              Series 1995, (FGIC
              Insured), Prerefunded
              10/01/05 @ 101,
              5.375% 10/01/18.......  Aaa       AAA       2,141
   1,380    Kissimmee, Florida,
              Utilities Authority
              Electric System
              Revenue Refunding,
              Series 2001, (AMBAC
              Insured),
              5.000% 10/01/06.......  Aaa       NR        1,451
   5,000    Miami-Dade County,
              Florida, Aviation
              Revenue Refunding,
              Series 1998A, AMT,
              5.250% 10/01/07.......  Aaa       AAA       5,211
   3,870    Miami-Dade County,
              Florida, Aviation
              Revenue, Series
              2000-SG141, (FGIC
              Insured, Societe
              Generale SPA),
              1.570%&& 10/01/29.....  NR        A1+       3,870
   1,000    Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier Inc. Project)
              Series 1992,
              6.100% 06/01/05.......  Baa2      BBB-      1,023
   4,250    Pinellas County,
              Florida, Capital
              Improvement Revenue,
              Series 2000,
              4.500% 01/01/06.......  Aa3       AA-       4,367

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,000    Pinellas County,
              Florida, Research
              Recovery Revenue,
              Series 1996, AMT,
              (MBIA Insured),
              5.100% 10/01/03.......  Aaa       AAA    $  1,031
     880    St. Johns County,
              Florida, Industrial
              Development Authority,
              Hospital Revenue,
              (Flagler Hospital
              Project) Series 1992,
              5.800% 08/01/03.......  A2        A-          905
   3,000    Tampa, Florida, Utility
              Tax and Special
              Revenue Refunding,
              Series 2001, (AMBAC
              Insured),
              6.000% 10/01/05.......  Aaa       AAA       3,251
                                                       --------
                                                         36,319
                                                       --------
            GEORGIA -- 13.8%
   2,000    Athens-Clarke County,
              Georgia, Unified
              Government Authority,
              Revenue, (University
              of Georgia Athletic
              Association Project)
              Series 2001, (SunTrust
              Bank LOC),
              1.500%&& 09/01/31.....  VMIG1     NR        2,000
  25,990    Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation) Series
              1993A, (FGIC Insured,
              Bayerische Landesbank
              SBA),
              1.450%&& 01/01/16.....  VMIG1     A1+      25,991
   2,200    Burke County, Georgia,
              Development Authority,
              PCR, (Georgia Power
              Company Plant Vogtle
              Project) Series 2000,
              Mandatory Put 03/03/03
              @ 100,
              1.750%&& 09/01/30.....  A2        A1        2,192
   3,450    Clayton County, Georgia
              Housing Authority,
              Multifamily Housing
              Revenue Refunding,
              (Tara Court II
              Apartments Project)
              Series 2001, (FNMA
              Liquidity Facility),
              Mandatory Put 12/01/11
              @ 100,
              4.350% 12/01/31.......  NR        AAA       3,357
   2,000    Cobb County, Georgia,
              Water and Sewer
              Revenue Refunding,
              Series 1996,
              5.000% 07/01/02.......  Aaa       AAA       2,016

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 1,300    Dalton, Georgia,
              Building Authority,
              Revenue, Series 2001,
              5.000% 07/01/03.......  Aa3       A+     $  1,339
   2,000    Dalton, Georgia,
              Building Authority,
              Revenue, Series 2001,
              5.000% 07/01/05.......  Aa3       A+        2,087
   2,300    DeKalb County, Georgia,
              Development Authority,
              Industrial Development
              Revenue, (Rock-Tenn
              Converting Company
              Project) Series 1995,
              (SunTrust Bank,
              Atlanta),
              1.600%&& 04/01/10.....  Aa3       NR        2,300
   6,500    Forsyth County, Georgia,
              Development Authority,
              Revenue, (Pinecrest
              Academy Inc. Project)
              Series 2000, (SunTrust
              Bank LOC),
              1.500%&& 09/01/25.....  VMIG1     NR        6,501
   1,000    Georgia, George L. Smith
              II World Congress
              Center Authority,
              Revenue Refunding,
              (Domed Stadium
              Project) Series 2000,
              AMT, (MBIA Insured),
              6.000% 07/01/05.......  Aaa       AAA       1,064
   1,500    Georgia, Medical Center
              Hospital Authority,
              Revenue, Unrefunded
              Balance, Series 1992C,
              (MBIA Insured),
              6.400% 08/01/06.......  Aaa       AAA       1,551
   2,000    Georgia, Municipal
              Electric Authority
              Power Revenue, Series
              1993D, (MBIA Insured),
              4.600% 01/01/03.......  A2        A         2,034
   2,685    Gwinnett County,
              Georgia, Development
              Authority, IDR,
              (Maltese Signs Inc.
              Project) Series 2000,
              AMT, (Suntrust Banks
              Inc. LOC),
              1.650%&& 02/01/15.....  VMIG1     NR        2,685
   4,000    Houston County, Georgia,
              School District, GO,
              Series 2002, (State
              Aid Withholding),
              4.000% 09/01/06.......  Aa2       AA        4,035

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 3,750    Monroe County, Georgia,
              Development Authority,
              PCR, (Georgia Power
              Company Plant Scherer
              Project) Series 2001,
              (AMBAC Insured),
              Mandatory Put 12/01/08
              @ 100,
              4.200% 01/01/12.......  Aaa       AAA    $  3,696
   7,000    Richmond County,
              Georgia, Development
              Authority, IDR
              Refunding, (Archer
              Daniels Midland
              Project) Series 1993,
              5.300% 05/01/05.......  NR        A+        7,334
   1,000    Richmond County,
              Georgia, GO, Board of
              Education, Series
              2002,(State Aid
              Withholding)
              5.000% 11/01/05.......  Aa2       AA        1,047
   2,450    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project)
              Series 1993,
              Prerefunded 07/01/03 @
              102,
              6.125% 07/01/12.......  A2        NR        2,608
                                                       --------
                                                         73,837
                                                       --------
            GUAM -- 0.7%
   3,820    Guam, Airport Authority,
              Revenue, Series 1993A,
              6.375% 10/01/10.......  NR        BBB       3,907
                                                       --------
            HAWAII -- 0.5%
   2,500    Hawaii State, GO
              Refunding, Series
              2002CY, (FSA Insured),
              5.250% 02/01/07.......  Aaa       AAA       2,626
                                                       --------
            ILLINOIS -- 7.0%
   1,260    Broadview, Illinois, Tax
              Increment Revenue,
              Series 1999,
              4.750% 07/01/05.......  NR        NR        1,276
   3,210    Chicago, Illinois,
              Single Family Mortgage
              Revenue, Series 2001,
              AMT, (FNMA/GNMA/ FHLMC
              COLL, Merrill Lynch
              Capital Services SBA),
              1.630%&& 04/01/21.....  NR        A1+       3,210

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 5,580    Cook County, Illinois,
              Township High School
              District Number 211
              Palatine and Schaumb
              GO, Series 2001,
              5.000% 12/01/05.......  NR        AA     $  5,836
   4,500    Illinois State, GO,
              Series 2001,
              5.000% 11/01/05.......  Aa2       AA        4,707
   4,600    Illinois, Development
              Finance Authority,
              Revenue Refunding,
              (Olin Corporation
              Project) Series 2002A,
              4.500% 06/01/04.......  Baa3      BBB       4,588
   3,855    Illinois, Educational
              Facilities Authority,
              Revenue, (National
              Louis University)
              Series 1999A,
              (American National B&T
              LOC),
              1.500%&& 06/01/29.....  NR        A1        3,855
   2,500    Illinois, Educational
              Facilities Authority,
              Revenue, (University
              of Chicago Project)
              Series 2001B-1,
              Mandatory Put 07/01/03
              @ 100,
              2.700% 07/01/36.......  Aa1       AA        2,505
   2,500    Illinois, Educational
              Facility Authority,
              Revenue, (University
              of Chicago Project)
              Series 1998B,
              Mandatory Put 07/01/04
              @ 100,
              4.400% 07/01/25.......  Aa1       AA        2,557
   5,000    Illinois, Health
              Facilities Authority,
              Revenue, (Rockford
              Memorial Hospital
              Group Project) Series
              1994, (AMBAC Insured),
              1.350%&& 09/16/24.....  Aaa       AAA       5,000
   1,125    Kane MC Henry Cook And
              DeKalb County,
              Illinois, (United
              School District Number
              300 Project) Series
              2002, (AMBAC Insured),
              2.828%& 12/01/03......  Aaa       NR        1,074
   1,100    Rosemont, Illinois, GO,
              Series 1991B, (FGIC
              Insured),
              6.400% 02/01/03.......  Aaa       AAA       1,127

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,540    Winnebago Boone Etc
              County, Illinois, GO,
              Series 1999, (FSA
              Insured),
              5.750% 01/01/03.......  Aaa       NR     $  1,582
                                                       --------
                                                         37,317
                                                       --------
            INDIANA -- 3.9%
   1,830    Fremont, Indiana, Middle
              School Building
              Corporation, Revenue
              Refunding, Series
              1994A, (AMBAC
              Insured),
              4.650% 07/15/04.......  Aaa       AAA       1,888
   5,400    Merrillville, Indiana,
              Community School
              Corporation, Tax
              Anticipation Notes,
              Series 2002,
              2.500% 12/31/02.......  NR        NR        5,401
   1,500    Rockport, Indiana, PCR
              Refunding, (AEP
              Generating Company
              Project) Series 1995A,
              Mandatory Put 07/13/06
              @ 100,
              4.050% 07/01/25.......  Aaa       AAA       1,500
   2,500    Rockport, Indiana, PCR
              Refunding, (AEP
              Generating Company
              Project) Series 1995B,
              (AMBAC Insured, Bank
              of New York SBPA),
              Mandatory Put 07/13/06
              @ 100,
              4.050% 07/01/25.......  Aaa       AAA       2,553
   9,300    Tippecano, Indiana,
              Independent School
              Corporation, Temporary
              Loan Notes, Series
              2002,
              2.100% 12/27/02.......  NR        NR        9,272
                                                       --------
                                                         20,614
                                                       --------
            IOWA -- 0.2%
   1,000    Des Moines, Iowa, GO
              Refunding, Series
              1996F,
              5.000% 06/01/06.......  Aa2       AA+       1,035
                                                       --------
            KANSAS -- 0.2%
   1,000    Johnson County, Kansas,
              Unified School
              District Number 512,
              GO, Series 1997,
              4.200% 10/01/02.......  Aa1       AA        1,011
                                                       --------

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            LOUISIANA -- 1.7%
 $ 5,000    Calcasieu Parish,
              Lousiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06.......  Baa2      BBB    $  5,121
   2,000    De Soto Parish,
              Louisiana, PCR
              Refunding,
              (International Paper
              Company Project)
              Series 1993A,
              5.050% 12/01/02.......  Baa2      BBB       2,016
   2,000    Louisiana State, Gas and
              Fuels Tax Revenue
              Refunding, Series
              1999A, (FSA Insured),
              5.000% 11/15/04.......  Aaa       AAA       2,091
                                                       --------
                                                          9,228
                                                       --------
            MAINE -- 0.6%
   3,500    Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.750% 06/01/05.......  Baa3      NR        3,459
                                                       --------
            MASSACHUSETTS -- 0.3%
   1,495    Massachusetts State,
              Industrial Financing
              Agency Revenue, Series
              1994, Prerefunded
              11/15/03 @ 102,
              7.100% 11/15/18.......  Aaa       AAA       1,627
                                                       --------
            MICHIGAN -- 2.8%
   1,000    Kent County, Michigan,
              Airport Facilities
              Revenue, (Kent County
              International Airport
              Project) Series 1995,
              AMT, Prerefunded
              01/01/05 @ 102,
              6.100% 01/01/25.......  Aaa       AAA       1,080
   1,000    Michigan State, Hospital
              Finance Authority,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999B,
              Mandatory Put 11/15/05
              @ 100,
              5.200% 11/15/33.......  Aa2       AA        1,029
   1,800    Michigan State, Hospital
              Finance Authority,
              Revenue, Mandatory Put
              11/15/06 @ 100,
              5.300% 11/15/33.......  Aa2       AA        1,847

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 5,900    Michigan State, Housing
              Development Authority,
              Rental Housing
              Revenue, Series 2000B,
              (MBIA Insured, Morgan
              Guaranty Trust),
              1.500%&& 04/01/24.....  VMIG1     A1+    $  5,900
   5,330    Oakland, Michigan
              University of
              Michigan, Revenue,
              Series 2001, (FGIC
              Insured),
              1.500%&& 03/01/31.....  VMIG1     NR        5,330
                                                       --------
                                                         15,186
                                                       --------
            MISSISSIPPI -- 1.7%
   2,820    Jackson, Mississippi,
              Redevelopment
              Authority, Urban
              Renewal Revenue,
              (Jackson Medical Mall
              Foundation Project)
              Series 1997A, (Bank
              One Louisiana LOC),
              Mandatory Put 11/01/01
              @ 100,
              4.600% 11/01/12.......  NR        A1        2,825
   6,000    Mississippi State,
              Gaming County Highway
              Improvements Project,
              GO, Series 2001B,
              5.000% 10/01/06.......  Aa3       AA        6,287
                                                       --------
                                                          9,112
                                                       --------
            MISSOURI -- 1.3%
   1,000    Missouri State,
              Environmental and
              Energy Resource
              Authority,
              Environmental
              Improvement Revenue,
              (Kansas City Power and
              Light Project) Series
              1993, Mandatory Put
              09/01/04 @ 100,
              3.900% 01/02/12.......  A2        A2        1,005
   1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority,
              PCR Refunding,
              (Associated Electrical
              Cooperation -- Thomas
              Hill Project) Series
              1996,
              5.750% 12/01/02.......  A1        AA        1,025
   2,250    Missouri State, Health
              and Educational
              Facilities Authority,
              Revenue, (Saint Lukes
              Episcopal-
              Presbyterian Hospital
              Project) Series 2001,
              (FSA Insured),
              3.850% 12/01/05.......  Aaa       AAA       2,264

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 2,470    Missouri State, Health
              and Educational
              Facilities Authority,
              Revenue, (Saint Lukes
              Episcopal-
              Presbyterian Hospital
              Project) Series 2001,
              (FSA Insured),
              4.000% 12/01/06.......  Aaa       AAA    $  2,471
                                                       --------
                                                          6,765
                                                       --------
            NEVADA -- 0.9%
   3,690    Clark County, Nevada,
              Airport Refunding GO,
              Series 1993,
              5.250% 06/01/07.......  Aaa       AAA       3,817
   1,035    Henderson, Nevada, GO
              Refunding, Series
              2001,
              4.000% 06/01/05.......  Aa3       AA-       1,048
                                                       --------
                                                          4,865
                                                       --------
            NEW HAMPSHIRE -- 0.7%
   3,500    New Hampshire State,
              Business Financial
              Authority PCR
              Refunding, (United
              Illuminating Company)
              Series 1997A, AMT,
              Mandatory Put 02/01/04
              @ 100,
              3.750% 07/01/27.......  A3        NR        3,485
                                                       --------
            NEW MEXICO -- 0.5%
   2,900    New Mexico State,
              Hospital Equipment
              Loan Council Hospital
              Revenue, (Presbyterian
              Healthcare Project)
              Series 2001A,
              4.600% 08/01/08.......  A1        A         2,872
                                                       --------
            NORTH CAROLINA -- 2.5%
   1,000    Durham, North Carolina,
              GO Refunding, Series
              1992,
              5.700% 02/01/05.......  Aaa       AAA       1,018
   1,005    North Carolina, Medical
              Care Commission,
              Gaston Health Care
              Hospital Revenue,
              Series 1998,
              4.500% 02/15/05.......  A1        A+        1,023
   1,000    North Carolina, Medical
              Care Commission,
              Health Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/02.......  Baa1      NR        1,004

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 1,560    North Carolina, Medical
              Care Commission,
              Health Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/03.......  Baa1      NR     $  1,573
   1,630    North Carolina, Medical
              Care Commission,
              Health Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.400% 08/15/04.......  Baa1      NR        1,638
   1,725    North Carolina, Medical
              Care Commission,
              Hospital Revenue,
              (Gaston Health Care
              Project) Series 1998,
              4.300% 02/15/03.......  A1        A+        1,753
   5,095    Winston-Salem, North
              Carolina Risk
              Acceptance Management
              Corporation
              Certificates of
              Participation, Series
              1988, (Wachovia Bank,
              N.A. SBPA),
              1.500%&& 07/01/09.....  VMIG1     A1        5,095
                                                       --------
                                                         13,104
                                                       --------
            OHIO -- 2.6%
   1,545    Akron/Bath/Copely, Ohio,
              Joint Township
              Hospital District,
              Revenue, (Summa Health
              Systems Project)
              Series 1993A,
              5.300% 11/15/02.......  Baa1      NR        1,564
   2,015    Akron/Bath/Copley, Ohio,
              Joint Township
              Hospital District,
              Revenue, (Summa Health
              Systems Project)
              Series 1993A,
              5.750% 11/15/08.......  Baa1      NR        2,061
   2,500    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, Series
              1993,
              6.050% 10/01/09.......  NR        BB+       2,159
   5,000    Ohio State, Public
              Facilities Commission,
              Revenue, (Higher
              Education Capital
              Facilities Project)
              Series 1996 II-A,
              4.375% 11/01/05.......  Aaa       AAA       5,125
   2,960    Ohio, Housing Financing
              Agency, Mortgage
              Revenue, Series 2000D,
              AMT, (GNMA COLL),
              4.800% 09/01/02.......  Aaa       NR        2,990
                                                       --------
                                                         13,899
                                                       --------

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            OKLAHOMA -- 1.5%
 $ 1,545    Oklahoma State, Industry
              Authority, Revenue
              Refunding, (Integris
              Baptist Medical Center
              Project) Series 1995D,
              5.000% 08/15/03.......  Aaa       AAA    $  1,590
   2,000    Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL),
              5.100% 11/01/05.......  Aa3       NR        2,079
   2,385    Tulsa County, Oklahoma,
              Independent School
              District Number 001,
              GO, Series 2000A,
              5.000% 03/01/03.......  Aa2       AA        2,447
   2,000    Tulsa, Oklahoma, Public
              Facilities Authority
              Solid Waste Steam and
              Electric Revenue
              Refunding, (Ogden
              Martin System Tulsa
              Project) Series 1994,
              (AMBAC Insured),
              5.250% 11/01/02.......  Aaa       AAA       2,036
                                                       --------
                                                          8,152
                                                       --------
            PENNSYLVANIA -- 2.6%
   8,450    Chester County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Malvern Prep School
              Project) Series 2001,
              (First Union National
              Bank LOC),
              1.550%&& 04/01/31.....  NR        NR        8,451
   1,535    Delaware County,
              Pennsylvania
              Authority, Health Care
              Revenue, Series 1993B,
              Prerefunded 11/15/05 @
              100,
              6.000% 11/15/07.......  Aaa       NR        1,647
   1,415    Southeastern
              Pennsylvania,
              Transportation
              Authority,
              Pennsylvania Special
              Revenue, Unrefunded
              Balance, (Series)
              1995A, (FGIC Insured),
              6.500% 03/01/04.......  Aaa       AAA       1,505
   2,200    Washington County,
              Pennsylvania,
              Industrial Development
              Authority, PCR, (West
              Pennsylvania Power
              Company Project)
              Series 1993F, (MBIA-
              IBC Insured),
              4.950% 03/01/03.......  Aaa       AAA       2,238
                                                       --------
                                                         13,841
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- 4.4%
 $ 1,950    Aiken County, South
              Carolina, Construction
              School District, GO,
              Series 2000, (SCSDE),
              5.000% 04/01/02.......  Aa1       AA+    $  1,950
   1,950    Aiken County, South
              Carolina, Construction
              School District, GO,
              Series 2000, (SCSDE),
              5.125% 04/01/03.......  Aa1       AA+       2,006
   1,370    Greenville, South
              Carolina, Hospital
              System Authority,
              Hospital Facilities
              Revenue Refunding,
              Series 1993C,
              5.250% 05/01/03.......  Aa3       AA        1,407
   3,965    Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02.......  Baa2      BBB       4,033
   2,370    South Carolina State,
              Education Assistance
              Authority Revenue
              Refunding, (Guaranteed
              Student Loan Senior
              Lien Project) Series
              1993A-3, AMT, (GTD STD
              LNS),
              5.200% 09/01/05.......  NR        AAA       2,461
   2,520    South Carolina, Jobs
              Economic Development
              Authority, Economic
              Development Revenue,
              (Bennettsville
              Printing Project)
              Series 1995, (First
              Union National Bank
              LOC),
              1.600%&& 09/01/10.....  NR        A1        2,520
   1,010    South Carolina, Jobs
              Economic Development
              Authority, Economic
              Development Revenue,
              (Valley Proteins Inc.
              Project) Series 1995,
              (Harris Bank LOC),
              1.600%&& 04/01/10.....  NR        A1+       1,010
   5,000    South Carolina, Jobs
              Economic Development
              Authority, Economic
              Development Revenue,
              (Waste Management
              South Carolina Inc.
              Project) Series 2001,
              AMT, Mandatory Put
              11/01/04 @ 100,
              4.100% 11/01/16.......  NR        BBB       4,966

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.125% 12/15/02.......  Baa2      BBB    $  1,015
   1,000    South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.300% 12/15/03.......  Baa2      BBB       1,035
   1,030    South Carolina, Jobs
              Economic Development
              Authority, IDR, Series
              1998, (First Union
              National Bank LOC),
              1.700%&& 09/01/19.....  NR        NR        1,030
                                                       --------
                                                         23,433
                                                       --------
            SOUTH DAKOTA -- 0.2%
   1,100    Rapid City, South
              Dakota, Sales Tax
              Revenue Refunding,
              Series 2002, (AMBAC
              Insured),
              5.500% 06/01/05.......  Aaa       NR        1,163
                                                       --------
            TENNESSEE -- 0.9%
   5,000    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities Revenue
              Refunding, (Federal
              Express Corporation
              Project) Series 2001,
              5.000% 09/01/09.......  Baa2      BBB       5,028
                                                       --------
            TEXAS -- 13.8%
   1,000    Arlington, Texas,
              Waterworks and Sewer
              Revenue, (AMBAC
              Insured),
              5.500% 06/01/04.......  Aaa       AAA       1,049
   2,830    Austin, Texas, GO,
              Series 1995,
              Prerefunded 09/01/05 @
              100,
              5.500% 09/01/12.......  Aa2       AA+       3,007
   4,000    Austin, Texas, Utilities
              System Revenue
              Refunding, Series
              1992A, (MBIA Insured),
              6.000% 11/15/06.......  Aaa       AAA       4,339

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,275    Austin, Texas, Utilities
              System Revenue
              Refunding, Series
              1993A, (FGIC-TCRS
              Insured),
              5.375% 05/15/05.......  Aaa       AAA    $  2,363
   3,000    Austin, Texas, Water and
              Wastewater System
              Revenue Refunding,
              Series 2001A&B, (FSA
              Insured),
              6.500% 05/15/05.......  Aaa       AAA       3,253
   1,000    Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric
              Company Project)
              Series 2001A, AMT,
              Mandatory Put 04/01/04
              @ 100,
              4.950% 10/01/30.......  NR        BBB+      1,008
   5,000    Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric
              Company Project)
              Series 2001B,
              Mandatory Put 11/01/06
              @ 100,
              4.750% 05/01/29.......  Baa1      BBB+      4,969
   2,000    Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Utilities
              Electric Company
              Project) Series 1999A,
              AMT, Mandatory Put
              04/01/03 @ 100,
              4.800% 04/01/33.......  NR        NR        2,010
   1,000    Carroll, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              1.700%&& 08/15/32.....  VMIG1     A1+       1,000
   1,000    Central Texas, Higher
              Education Authority,
              Revenue Refunding,
              Series 1993, AMT, (GTD
              STD LNS),
              5.200% 12/01/04.......  Aaa       NR        1,046
   1,000    Clear Creek, Texas,
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              2.368%& 02/15/03......  Aaa       AAA         980
   1,000    Dallas, Texas,
              Independent School
              District, GO
              Refunding, Series
              2002, (PSF-GTD),
              2.439%& 02/15/03......  Aaa       AAA         979
   1,000    Dallas, Texas,
              Waterworks and Sewer
              System Revenue
              Refunding, Series
              2001,
              5.000% 10/01/06.......  Aa2       AA+       1,046

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,500    Dallas-Fort Worth,
              Texas, International
              Airport Facilities
              Improvement, Corporate
              Revenue Refunding,
              (American Airlines
              Project) Series 2000A,
              AMT, Mandatory Put
              11/01/03 @ 100,
              5.950% 05/01/29.......  B1        BB     $  2,444
   4,000    Gulf Coast Waste
              Disposal Authority,
              Texas Environmental
              Facility Revenue
              Refunding, (Occidental
              Chemical Corporation
              Project) Series 2001,
              4.200% 11/01/06.......  Baa2      BBB       3,957
   1,115    Harris County, Texas,
              Flood Control
              District, GO, Series
              1992A,
              5.800% 10/01/03.......  Aa1       AA+       1,135
   4,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Hospital
              Systems Project)
              Series 1997A, (MBIA
              Insured),
              4.875% 06/01/05.......  Aaa       AAA       4,128
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation Revenue,
              (St. Lukes Episcopal
              Hospital Project)
              Series 2001A,
              5.250% 02/15/06.......  NR        AA        2,067
   1,000    Lewisville, Texas,
              Independent School
              District, GO
              Refunding, Series
              1992, (PSF-GTD),
              6.100% 08/15/02.......  Aaa       NR        1,016
   3,750    Matagorda County, Texas
              Naval District No 1,
              PCR Refunding,
              (Central Power & Light
              Company Project)
              Series 1999A,
              Mandatory Put 11/01/03
              @ 100,
              3.750% 05/01/30.......  Baa2      NR        3,725
   1,000    Mesquite, Texas,
              Independent School
              District, GO
              Refunding, Series
              1997A (PSF-GTD),
              5.000% 08/15/04.......  Aaa       AAA       1,041

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    Red River Authority,
              Texas, Education
              Financing Revenue,
              (Parish Day School
              Project) Series 2001A,
              (Allied Irish Bank
              plc-LOC), Mandatory
              Put 12/01/04 @ 100,
              3.400% 12/01/31.......  VMIG1     NR     $  4,981
   4,940    Red River Authority,
              Texas, PCR Refunding,
              (Hoechst Celanese
              Corporation Project)
              Series 1994,
              5.200% 05/01/07.......  Baa2      BBB       4,951
   2,800    Richardson, Texas,
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              5.000% 02/15/03.......  Aaa       AAA       2,869
   2,000    San Antonio, Texas,
              Electric and Gas,
              Unrefunded Balance,
              Series 1994,
              4.700% 02/01/05.......  Aa1       AA        2,060
   2,000    Texas State, College
              Student Loan
              Authority, Revenue,
              Series 1995, AMT,
              5.300% 08/01/03.......  Aa1       AA        2,060
   3,030    Texas, Texas A&M
              University, Revenue,
              Series 1996,
              5.750% 05/15/05.......  Aa1       AA+       3,223
   4,000    University of Texas,
              Permian University
              Revenue Refunding,
              Series 2002A,
              5.000% 07/01/06.......  Aaa       AAA       4,180
   2,555    University of Texas,
              University Financing
              Systems Revenue,
              Series 2001C,
              4.000% 08/15/05.......  Aaa       AAA       2,585
                                                       --------
                                                         73,471
                                                       --------
            UTAH -- 2.4%
   2,370    Jordan, Utah, School
              District, GO, Series
              1997, (SCH BD GTY),
              5.000% 06/15/02.......  NR        AAA       2,386
  10,000    Utah State, GO, Series
              2001B,
              4.500% 07/01/04.......  Aaa       AAA      10,321
                                                       --------
                                                         12,707
                                                       --------

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            VIRGINIA -- 3.1%
 $ 2,000    Arlington County,
              Virginia Industrial
              Development Authority,
              Hospital Facilities
              Revenue, (Virginia
              Hospital Center
              Project) Series 2001,
              5.500% 07/01/05.......  A2        NR     $  2,090
   1,080    Chesterfield County,
              Virginia, GO
              Refunding, Series
              1991,
              5.900% 07/15/02.......  Aaa       AAA       1,093
   4,000    Fairfax County,
              Virginia, Economic
              Development Authority,
              Resource Recovery,
              Revenue Refunding,
              Series 1998A, AMT,
              (AMBAC Insured),
              5.950% 02/01/07.......  Aaa       AAA       4,299
   3,350    Richmond, Virginia, GO,
              Series 2000, (FSA
              Insured),
              5.125% 01/15/04.......  Aaa       AAA       3,481
   1,500    Virginia State, GO,
              Series 1993B,
              5.200% 12/01/09.......  Aaa       AAA       1,579
     675    Virginia, Education Loan
              Authority, Guaranteed
              Student Loan Revenue,
              Series 1992G, AMT,
              (GTD STD LNS),
              6.625% 09/01/03.......  Aaa       NR          703
   1,635    Virginia, Port Authority
              CommonWealth Revenue,
              Series 1996, AMT,
              5.750% 07/01/04.......  Aa1       AA+       1,720
   1,730    Virginia, Port Authority
              CommonWealth Revenue,
              Series 1996, AMT,
              5.750% 07/01/05.......  Aa1       AA+       1,835
                                                       --------
                                                         16,800
                                                       --------
            WASHINGTON -- 2.8%
   2,605    Seattle, Washington, GO,
              Series 2001,
              4.000% 08/01/05.......  Aa1       AAA       2,636
   3,500    Seattle, Washington,
              Municipal Light and
              Power Revenue, Series
              1992A, Prerefunded
              08/01/02 @ 102,
              5.750% 08/01/16.......  Aa3       A+        3,616
   1,765    Spokane County,
              Washington, School
              District Number 354
              Mead, GO Refunding,
              Series 1993, (MBIA
              Insured),
              5.100% 12/01/05.......  Aaa       AAA       1,847

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,500    Washington State, GO,
              Series 2001B,
              5.000% 09/01/06.......  Aa1       AA+    $  1,567
   5,000    Washington State, GO,
              Series 2001R-A,
              5.250% 09/01/05.......  Aa1       AA+       5,261
                                                       --------
                                                         14,927
                                                       --------
            WEST VIRGINIA -- 0.7%
   3,625    Cabell County, West
              Virginia, Board of
              Education GO
              Refunding, Series
              1997,
              5.500% 05/01/04.......  NR        AA-       3,787
                                                       --------
            WISCONSIN -- 3.8%
   5,000    Kaukauna, Wisconsin,
              PCR, Refunding,
              (International Paper
              Project) Series 1997A,
              5.150% 07/01/06.......  Baa2      BBB       5,097
   5,000    Marinette County,
              Wisconsin, BAN, Series
              2002,
              3.350% 09/01/04.......  MIG1      NR        5,017
   1,000    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO, Series
              1992A,
              6.125% 10/01/03.......  Aa1       AA+       1,052
   2,250    Wisconsin State, GO
              Refunding, Series
              1993,
              4.900% 11/01/06.......  Aa3       AA        2,345
   4,600    Wisconsin State, GO
              Refunding, Series
              1998,
              5.000% 05/01/05.......  Aa3       AA        4,792
   1,000    Wisconsin State, GO,
              Series 2001A,
              6.000% 05/01/04.......  Aa3       AA        1,059
   1,000    Wisconsin, State,
              Transportation
              Revenue, Series 1992A,
              5.400% 07/01/04.......  Aa3       AA-       1,008
                                                       --------
                                                         20,370
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $521,209)......................    520,625
                                                       --------
 SHARES                                                 VALUE
 (000)                                                  (000)
---------------------------------------------------------------
            INVESTMENT COMPANIES -- 3.1%
              (Cost $16,489)
  16,489    Nations Tax Exempt Fund,
              Primary A Class#......................   $ 16,489
                                                       --------
            TOTAL INVESTMENTS
              (Cost $537,698*)...............   100.7%  537,114
                                                       --------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................   (0.7)%
            Receivable for Fund shares sold.........   $  6,926
            Dividends receivable....................         48
            Interest receivable.....................      5,888
            Payable for Fund shares redeemed........     (5,566)
            Investment advisory fee payable.........        (77)
            Administration fee payable..............        (89)
            Shareholder servicing and distribution
              fees payable..........................        (61)
            Distributions payable...................       (845)
            Payable for investment securities
              purchased.............................     (9,872)
            Accrued Trustees' fees and expenses.....        (48)
            Accrued expenses and other
              liabilities...........................        (78)
                                                       --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................     (3,774)
                                                       --------
            NET ASSETS.......................   100.0% $533,340
                                                       ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    142
            Accumulated net realized loss on
              investments sold......................       (413)
            Net unrealized depreciation of
              investments...........................       (584)
            Paid-in capital.........................    534,195
                                                       --------
            NET ASSETS..............................   $533,340
                                                       ========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


                                                        VALUE
---------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($364,371,843 / 35,969,933 shares
              outstanding)..........................     $10.13
                                                       ========
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($125,261,895 / 12,363,985
              shares outstanding)...................     $10.13
                                                       ========

            Maximum sales charge....................      1.00%

            Maximum offering price per share........     $10.23


            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($1,884,086 / 185,990 shares
              outstanding)..........................     $10.13
                                                       ========
            INVESTOR C SHARES:
            Net asset value and offering
              price per share**
              ($41,821,717 / 4,128,456 shares
              outstanding)..........................     $10.13
                                                       ========

---------------

 *Federal Income Tax Information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

&&Floating rate note. The interest rate shown reflects the rate in effect at March 31, 2002.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Short-Term Municipal Income Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Industrial Development Revenue/Pollution
    Control Revenue                                                       20.28%
   Education Revenue                                                      11.23%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.0%
            ALABAMA -- 2.2%
 $ 3,265    Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series
              1999A, (MBIA Insured,
              Escrowed to
              Maturity),
              4.625% 11/01/10......  Aaa       NR    $    3,306
   2,500    Birmingham, Alabama,
              Industrial Water
              Board, Industrial
              Water Supply Revenue,
              Series 1978, (MBIA
              Insured),
              6.000% 07/01/07......  NR        AAA        2,727
   2,500    Birmingham, Alabama,
              Revenue, (Baptist
              Medical Center of
              Birmingham Project)
              Series 1993A, (MBIA
              Insured),
              5.500% 08/15/05......  Aaa       AAA        2,586
   9,240    Courtland, Alabama,
              Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22......  Baa2      BBB        9,455
   5,750    Courtland, Alabama,
              Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993A, AMT,
              6.375% 03/01/29......  Baa2      BBB        5,796
   2,320    Prichard, Alabama,
              Waterworks and Sewer
              Board, Water and
              Sewer Revenue
              Refunding, Series
              1994, (AMBAC
              Insured),
              5.650% 11/15/04......  Aaa       AAA        2,466
                                                     ----------
                                                         26,336
                                                     ----------
            ALASKA -- 1.0%
   1,505    Alaska State, Housing
              Finance Corporation,
              Revenue, Series
              1995A, (MBIA
              Insured),
              5.400% 06/01/08......  Aaa       AAA        1,540

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 3,345    Alaska, Industrial
              Development and
              Export Authority,
              Revenue Refunding,
              Series 1998A, AMT,
              (MBIA Insured),
              5.250% 04/01/12......  Aaa       AAA   $    3,382
   3,280    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03......  Aaa       AAA        3,379
   1,250    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.200% 07/01/06......  Aaa       AAA        1,299
   2,000    Anchorage, Alaska, GO,
              Series 1996A, (AMBAC
              Insured),
              5.100% 08/01/07......  Aaa       AAA        2,072
                                                     ----------
                                                         11,672
                                                     ----------
            ARIZONA -- 1.5%
     725    Maricopa County,
              Arizona, Unified High
              School District
              Number 210, GO,
              Series 1993F,
              Prerefunded 07/01/03
              @ 101,
              5.450% 07/01/08......  Aa3       AA           759
   2,125    Pima County, Arizona,
              Unified School
              District, GO, Series
              1995G, (MBIA
              Insured),
              7.300% 07/01/05......  Aaa       AAA        2,369
   1,500    Salt River, Arizona,
              Agricultural
              Improvement and Power
              District, Electric
              Systems Revenue
              Refunding, (Salt
              River Project) Series
              1993B,
              5.050% 01/01/06......  Aa2       AA         1,570
   8,000    Salt River, Arizona,
              Agricultural
              Improvement and Power
              District, Electric
              Systems Revenue
              Refunding, (Salt
              River Project) Series
              2001A,
              5.250% 01/01/06......  Aa2       AA         8,431

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 3,000    Tucson and Pima County,
              Arizona, Industrial
              Development
              Authority, Single
              Family Mortgage
              Revenue, Series
              2001A-1, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              4.650% 07/01/21......  NR        AAA   $    3,110
   2,000    Tucson & Pima County,
              Arizona, Industrial
              Development
              Authority, Single
              Family Mortgage
              Revenue, Series
              2001A1, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              4.650% 01/01/34......  NR        AAA        2,100
                                                     ----------
                                                         18,339
                                                     ----------
            ARKANSAS -- 1.5%
  10,000    Arkansas State, GO,
              Series 2000A,
              5.500% 08/01/11......  Aa2       AA        10,651
   7,000    Hot Springs, Arkansas,
              IDR Refunding,
              (Willamette
              Industries Project)
              Series 1991,
              6.650% 12/01/02......  NR        BBB        7,181
                                                     ----------
                                                         17,832
                                                     ----------
            CALIFORNIA -- 1.2%
   3,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000B, (GTY-AGMT),
              Mandatory Put 8/15/08
              @ 100,
              6.250% 08/15/30......  BBa3      BBB-       3,243
   2,000    California State, GO,
              Series 1990,
              7.000% 08/01/04......  A1        A+         2,178
   3,265    California State, GO,
              Series 2000,
              5.000% 12/01/16......  A1        A+         3,221
   5,500    California Statewide
              Communities
              Development
              Authority, Revenue
              Certificates of
              Participation, Series
              1993,
              5.400% 11/01/15......  A3        NR         5,537
                                                     ----------
                                                         14,179
                                                     ----------

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            COLORADO -- 1.1%
 $10,000    Colorado, E-470 Public
              Highway Authority,
              Revenue, Series
              1997B, (MBIA
              Insured),
              5.740%& 09/01/12.....  Aaa       AAA   $    5,934
   4,000    Colorado, Northwest
              Parkway Public
              Highway Authority,
              Revenue, Series
              2001C,
              (0.000)% due 06/15/21
              5.700% beginning
              6/15/11..............  Aaa       AAA        2,428
   3,075    Denver City and County,
              Colorado, Airport
              Revenue Refunding,
              Series 2000A, AMT,
              (AMBAC Insured),
              6.000% 11/15/15......  Aaa       AAA        3,270
   1,630    Denver, Colorado,
              Health and Hospital
              Authority, Healthcare
              Revenue, Series
              2001A,
              6.000% 12/01/23......  Baa2      BBB+       1,622
                                                     ----------
                                                         13,254
                                                     ----------
            CONNECTICUT -- 1.1%
   1,500    Connecticut State, GO
              Refunding, Series
              1998B,
              5.375% 08/15/03......  Aa2       AA         1,559
   6,465    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program)
              Series 1997D-2, AMT,
              5.600% 11/15/21......  Aaa       AAA        6,476
   5,000    Stamford, Connecticut,
              Housing Authority,
              Multifamily Revenue
              Refunding, (Fairfield
              Apartments Project)
              Series 1998, AMT,
              Mandatory Put
              12/01/08 @ 100,
              4.750% 12/01/28......  A3        BBB+       4,965
                                                     ----------
                                                         13,000
                                                     ----------
            DISTRICT OF COLUMBIA -- 0.9%
   1,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series
              1997A, (MBIA
              Insured),
              6.000% 08/15/06......  Aaa       AAA        1,085

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            DISTRICT OF
              COLUMBIA -- (CONTINUED)
 $ 1,350    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series
              1997A, (MBIA
              Insured),
              6.000% 08/15/07......  Aaa       AAA   $    1,468
   3,050    District of Columbia,
              Revenue, (Georgetown
              University Project)
              Series 1988C, (MBIA
              Insured),
              5.050% 04/01/11......  Aaa       AAA        3,113
   4,000    District of Columbia,
              Revenue, (The
              Smithsonian Institute
              Project) Series 1997,
              5.000% 02/01/17......  Aaa       AAA        3,898
   1,500    Metropolitan
              Washington, District
              of Columbia, Airport
              Revenue, Series
              1994A, AMT, (MBIA
              Insured),
              5.600% 10/01/06......  Aaa       AAA        1,574
                                                     ----------
                                                         11,138
                                                     ----------
            FLORIDA -- 5.9%
   1,000    Deerfield Beach,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1992, (FGIC Insured),
              6.125% 10/01/03......  Aaa       AAA        1,037
   2,700    Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Housing
              Revenue Refunding,
              (United Dominion
              Realty Trust -
              Greentree Place
              Project) Series 1995,
              Mandatory Put
              04/01/15 @ 100,
              6.750% 04/01/25......  NR        BBB-       2,795
   4,490    Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Mortgage
              Revenue Refunding,
              (The Cove Project)
              Series 1992,
              6.100% 10/01/02......  NR        AAA        4,577
   4,545    Escambia County,
              Florida, Housing
              Finance Authority,
              Single-Family
              Mortgage, Revenue,
              Series 1999, AMT,
              (FNMA/GNMA COLL),
              4.500% 10/01/09......  Aaa       NR         4,491

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,035    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1995A,
              5.400% 01/01/06......  Aa2       AA+   $    3,192
   5,575    Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.500% 06/01/06......  Aa2       AA+        5,946
   4,000    Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of
              Natural Resources -
              Preservation 2000
              Project) Series
              1995A, (AMBAC
              Insured), Prerefunded
              07/01/05 @ 101,
              5.500% 07/01/06......  Aaa       AAA        4,285
   7,440    Florida, Housing
              Finance Agency,
              Multi-Family Housing
              Revenue Refunding,
              (Altamonte Project)
              Series 1994C,
              Mandatory Put
              12/01/03 @ 100,
              7.000% 12/01/24......  NR        BBB+       7,724
   2,000    Florida, Housing
              Finance Agency,
              Multi-Family Housing
              Revenue Refunding,
              (United Dominion
              Realty Trust -
              Andover Project)
              Series 1996E, AMT,
              Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26......  NR        BBB+       2,085
   4,000    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding,
              (St. John River
              Project) Series
              1993-10,
              6.500% 10/01/03......  Aa2       AA         4,205
   2,500    Lakeland, Florida,
              Electrical and Water
              Revenue, Series 1996,
              Prerefunded 10/01/06
              @ 102,
              5.500% 10/01/26......  NR        AAA        2,721
   2,000    Lee County, Florida,
              Water and Sewer
              Revenue, Series
              1999A, (AMBAC
              Insured),
              4.750% 10/01/19......  Aaa       AAA        1,893

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,000    Manatee County,
              Florida, Public
              Utilities Revenue
              Refunding, Series
              1991B, (MBIA
              Insured),
              6.400% 10/01/03......  Aaa       AAA   $    1,023
   4,075    North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1997,
              5.250% 01/15/11......  Aaa       AAA        4,226
   2,000    Orange County, Florida,
              Public Facilities
              Revenue, Series
              1994A, (AMBAC
              Insured),
              5.450% 10/01/05......  Aaa       AAA        2,130
   3,060    Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC
              Insured),
              5.375% 07/01/08......  Aaa       AAA        3,211
   4,000    Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03......  Aa1       AA         4,182
   1,000    Palm Beach County,
              Florida, Criminal
              Justice Facilities
              Revenue, Series 1994,
              (FGIC Insured),
              5.850% 06/01/07......  Aaa       AAA        1,073
   5,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/13......  Aaa       AAA        5,300
   4,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/14......  Aaa       AAA        4,224
                                                     ----------
                                                         70,320
                                                     ----------
            GEORGIA -- 1.3%
   3,000    Cartersville, Georgia,
              Development
              Authority, Sewer
              Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09......  A1        A+         3,129

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 5,000    Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority,
              GO Refunding
              Certificates, (Grady
              Memorial Hospital
              Project) Series 1993,
              (MBIA Insured),
              5.250% 01/01/04......  Aaa       AAA   $    5,179
   1,105    Fulton County, Georgia,
              Development
              Authority, Revenue,
              (Clark Atlanta
              University Project)
              Series 1995, (CONNIE
              LEE Insured),
              5.100% 01/01/05......  NR        AAA        1,152
   1,000    Georgia State, GO,
              Series 1991C,
              6.500% 04/01/04......  Aaa       AAA        1,068
   4,400    Georgia State, GO,
              Series 1997C,
              6.250% 08/01/09......  Aaa       AAA        4,935
                                                     ----------
                                                         15,463
                                                     ----------
            HAWAII -- 0.2%
   2,500    Honolulu City and
              County, Hawaii, GO
              Refunding, Series
              1990A,
              7.350% 07/01/07......  Aa3       AA-        2,857
                                                     ----------
            ILLINOIS -- 9.6%
   2,370    Chicago, Illinois,
              Board of Education
              GO, Series 1997,
              (AMBAC Insured),
              5.250% 12/01/05......  Aaa       AAA        2,497
   2,500    Chicago, Illinois, Gas
              Supply Revenue,
              (Peoples Gas Light
              and Coke Project)
              Series 1985A,
              6.875% 03/01/15......  Aa3       AA-        2,559
   5,650    Chicago, Illinois, GO
              Refunding, Series
              1999, (FGIC Insured),
              5.000% 01/01/15......  Aaa       AAA        5,613
   7,105    Chicago, Illinois, GO
              Refunding, Series
              1999, (FGIC Insured),
              5.250% 01/01/18......  Aaa       AAA        7,242
  10,000    Chicago, Illinois, GO
              Refunding, Series
              1999A, (FGIC
              Insured),
              5.000% 01/01/08......  Aaa       AAA       10,348

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 5,000    Chicago, Illinois,
              Housing Authority,
              Capital Program
              Revenue, Series 2001,
              5.375% 07/01/13......  Aa3       AA    $    5,137
   3,750    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago
              Capital Improvement
              GO, Series 1993,
              5.000% 12/01/02......  Aa1       AA+        3,826
  10,200    Chicago, Illinois, Park
              District, GO, Series
              1995,
              6.600% 11/15/14......  Aa3       AA        11,299
   2,000    Chicago, Illinois,
              School Finance
              Authority, GO, Series
              1994A, (MBIA
              Insured),
              4.800% 06/01/04......  Aaa       AAA        2,067
   1,160    Chicago, Illinois,
              School Finance
              Authority, GO, Series
              1994A, (MBIA
              Insured),
              4.900% 06/01/05......  Aaa       AAA        1,203
   2,000    Chicago, Illinois,
              Water Revenue
              Refunding, Series
              1992, (AMBAC
              Insured),
              5.600% 11/01/04......  Aaa       AAA        2,078
   4,000    Chicago, Illinois,
              Water Revenue, Series
              1992, (AMBAC
              Insured),
              5.400% 11/01/02......  Aaa       AAA        4,079
   2,000    Cook County, Illinois,
              Community College
              District Number 508,
              Certificates of
              Participation, Series
              1990, (FGIC Insured),
              8.750% 01/01/07......  Aaa       AAA        2,383
   1,145    Du Page County,
              Illinois, School
              District, GO, Series
              1997, (FGIC Insured),
              6.750% 02/01/11......  Aaa       NR         1,319
   4,000    Illinois State, GO,
              Series 1994,
              5.500% 08/01/03......  Aa2       AA         4,152
   3,000    Illinois State, GO,
              Series 1994, (MBIA
              Insured),
              5.500% 08/01/04......  Aaa       AAA        3,159
   6,850    Illinois State, GO,
              Series 2000,
              5.750% 06/01/15......  Aaa       AAA        7,271

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $12,500    Illinois State, Sales
              Tax Revenue
              Refunding, Series
              1993S,
              6.000% 06/15/03......  Aa2       AAA   $   13,020
   4,000    Illinois State, Sales
              Tax Revenue, Series
              1994,
              5.625% 06/15/02......  Aa2       AAA        4,032
   4,160    Illinois, Development
              Financial Authority,
              Solid Waste Disposal
              Revenue, (Waste
              Management Inc.
              Project) Series 1997,
              AMT,
              5.050% 01/01/10......  NR        BBB        4,002
   1,000    Illinois, Health
              Facilities Authority,
              Revenue Refunding,
              (Lutheran General
              Health Systems
              Project) Series
              1993C,
              5.250% 04/01/02......  A1        A+         1,000
   6,320    Illinois, Health
              Facilities Authority,
              Revenue, (Highland
              Park Hospital
              Project) Series
              1991B, (FGIC
              Insured), Prerefunded
              10/01/07 @ 102,
              5.900% 10/01/12......  Aaa       AAA        6,962
   2,400    Illinois, Metropolitan
              Pier and Exposition
              Authority, Revenue,
              Series 1992,
              (MBIA-IBC Insured),
              6.500% 06/01/05......  Aaa       AAA        2,602
   1,580    Illinois, Metropolitan
              Pier and Exposition
              Authority, Revenue,
              Series 1996A, (AMBAC
              Insured),
              6.000% 12/15/06......  Aaa       AAA        1,717
     530    Lansing, Illinois,
              Sales Tax Increment
              Revenue Refunding,
              (Landings
              Redevelopment
              Project) Series 1992,
              6.500% 12/01/02......  NR        BBB          542
   3,300    Regional Transportation
              Authority of
              Illinois, Revenue,
              Series 1994A, (AMBAC
              Insured),
              5.800% 06/01/05......  Aaa       AAA        3,510
                                                     ----------
                                                        113,619
                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            INDIANA -- 1.7%
 $ 6,000    Indiana State,
              Development Finance
              Authority, PCR
              Refunding, (Southern
              Indiana Gas and
              Electric Project)
              Series 1998C, AMT,
              Mandatory Put
              03/01/06 @ 100,
              5.000% 03/01/30......  A2        BBB+  $    6,065
   1,040    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue Refunding,
              (Methodist Hospital
              of Indiana, Inc.
              Project) Series 1992,
              6.500% 09/15/02......  A1        NR         1,062
   4,390    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series
              1996A,
              5.000% 02/15/04......  Aa3       AA         4,501
   2,880    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Methodist
              Hospital of Indiana,
              Inc. Project) Series
              1992A, (Escrowed to
              Maturity),
              5.750% 09/01/15......  NR        AA-        3,136
   3,000    Indiana, Municipal
              Power Agency, Power
              Supply Systems
              Revenue Refunding,
              Series 1993B, (MBIA
              Insured),
              5.375% 01/01/03......  Aaa       AAA        3,073
   2,500    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT,
              7.100% 01/15/17......  Baa2      BBB        2,631
                                                     ----------
                                                         20,468
                                                     ----------
            IOWA -- 0.8%
   9,650    Iowa, Student Loan
              Liquidity
              Corporation, Student
              Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09......  Aaa       AAA        9,708
                                                     ----------

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            KANSAS -- 1.8%
 $ 5,000    Kansas State,
              Department of
              Transportation,
              Highway Revenue,
              Series 1992,
              7.250% 03/01/05......  Aa2       AA+   $    5,511
   5,000    Kansas State,
              Development Finance
              Authority, Revenue,
              (Board of Regents -
              Rehabilitation
              Project) Series
              1997G-2, (AMBAC
              Insured),
              5.500% 10/01/06......  Aaa       AAA        5,343
   4,500    Kansas State,
              Development Finance
              Authority, Revenue,
              Series 1998A,
              4.800% 06/01/13......  NR        A-         4,507
   2,175    Labette County, Kansas,
              Single-Family
              Mortgage Revenue,
              Zero Coupon Capital
              Accumulator Bonds,
              Series 1982,
              (Escrowed to
              Maturity),
              5.153%& 12/01/14.....  Aaa       A-         1,142
   5,000    Wichita, Kansas,
              Hospital Revenue
              Refunding, Series
              2001-III,
              6.250% 11/15/18......  NR        A+         5,294
                                                     ----------
                                                         21,797
                                                     ----------
            LOUISIANA -- 0.5%
   4,000    Plaquemines, Louisiana,
              Port Harbor and
              Terminal District
              Marine, Terminal
              Facility Revenue
              Refunding, Series
              2001,
              5.000% 09/01/07......  A3        A-         3,989
   2,080    St. Charles Parish,
              Louisiana, PCR
              Refunding, (Union
              Carbide Corporation
              Project) Series 1999,
              5.100% 01/01/12......  A2        A          2,068
                                                     ----------
                                                          6,057
                                                     ----------
            MARYLAND -- 2.0%
   1,500    Baltimore, Maryland,
              Port Facilities
              Revenue, (E.I. duPont
              de Nemours and
              Company Project)
              Series 1985,
              6.500% 12/01/10......  Aa3       AA-        1,556
   4,890    Maryland State, GO
              Refunding, Series
              1991-3,
              6.250% 07/15/02......  Aaa       AAA        4,908
  10,925    Maryland State,
              Transportation
              Department, Series
              2002
              5.500% 02/01/10......  Aa2       AA        11,759

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $    35    Prince Georges County,
              Maryland, Solid Waste
              Management System
              Revenue, Series 1993,
              (FSA Insured),
              Prerefunded 06/15/03
              @ 102,
              5.200% 06/15/06......  Aaa       AAA   $       37
   3,465    Prince Georges County,
              Maryland, Solid Waste
              Management System
              Revenue, Unrefunded
              Balance, Series 1993,
              5.200% 06/15/06......  Aaa       AAA        3,590
   2,500    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, Water
              Supply GO Refunding,
              Series 1993,
              4.900% 12/01/05......  Aaa       AAA        2,607
                                                     ----------
                                                         24,457
                                                     ----------
            MASSACHUSETTS -- 3.6%
   5,000    Massachusetts State, GO
              Refunding, Series
              1993C,
              5.000% 08/01/07......  Aa2       AA-        5,117
  11,840    Massachusetts State, GO
              Refunding, Series
              1993C, (AMBAC
              Insured),
              4.950% 08/01/05......  Aaa       AAA       12,339
   4,000    Massachusetts State, GO
              Refunding, Series
              1996A,
              5.000% 11/01/09......  Aa2       AA-        4,158
   1,000    Massachusetts State,
              Industrial Financing
              Agency, Revenue,
              (Babson College Issue
              Project) Series
              1998A, (MBIA
              Insured),
              5.000% 10/01/18......  Aaa       AAA          980
   6,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue Refunding,
              Series 1993B,
              5.125% 03/01/04......  Aa3       AA         6,226
   3,655    Massachusetts,
              Educational Financing
              Authority,
              Educational Loan
              Revenue Refunding,
              Series 1999A, AMT,
              (AMBAC Insured),
              4.750% 07/01/11......  Aaa       AAA        3,604

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $ 3,490    Massachusetts,
              Educational Financing
              Authority,
              Educational Revenue,
              Series 1998C, AMT,
              (MBIA Insured),
              4.600% 12/01/08......  Aaa       AAA   $    3,498
   3,100    Massachusetts,
              Educational Financing
              Authority,
              Educational Revenue,
              Series 1998C, AMT,
              (MBIA Insured),
              4.700% 12/01/09......  Aaa       AAA        3,090
   2,000    Massachusetts,
              University of Lowell
              Building Authority,
              Revenue, Series
              1995A, (AMBAC
              Insured),
              5.700% 11/01/09......  Aaa       AAA        2,165
   2,000    New England Education
              Loan Marketing
              Company of
              Massachusetts,
              Student Loan Revenue
              Refunding, Series
              1993A, AMT,
              5.700% 07/01/05......  Aa2       AA         2,112
                                                     ----------
                                                         43,289
                                                     ----------
            MICHIGAN -- 2.5%
   7,500    Detroit, Michigan,
              Convention
              Facilities, Revenue
              Refunding, (Cobo Hall
              Expansion Project)
              Series 1993, (FSA
              Insured),
              5.100% 09/30/04......  Aaa       AAA        7,849
   2,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              7.000% 04/01/04......  Baa1      A-         2,142
   5,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999A,
              5.750% 11/15/18......  Aaa       AAA        5,074
   7,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999B,
              Mandatory Put
              11/15/04 @ 100,
              5.050% 11/15/33......  Aa2       AA         7,198

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 4,000    Michigan State,
              Hospital Finance
              Authority, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999B,
              Mandatory Put
              11/15/05 @ 100,
              5.200% 11/15/33......  Aa2       AA    $    4,116
   3,195    Royal Oak, Michigan,
              Hospital Financing
              Authority, Hospital
              Revenue, (William
              Beaumont Hospital
              Project) Series 1997,
              5.025%& 11/15/07.....  Aa3       A-         2,417
   2,000    Royal Oak, Michigan,
              Hospital Financing
              Authority, Hospital
              Revenue, (William
              Beaumont Hospital
              Project) Series
              1997K,
              4.696%& 11/15/06.....  Aa3       AA-        1,614
                                                     ----------
                                                         30,410
                                                     ----------
            MINNESOTA -- 1.5%
   6,285    Minneapolis and St.
              Paul, Minnesota,
              MetroAirport
              Community Airport
              Revenue, Series
              2001D, AMT, (FGIC
              Insured),
              5.750% 01/01/13......  Aaa       AAA        6,588
   5,000    Minnesota State, GO,
              Series 1994,
              Prerefunded 10/01/04
              @ 100,
              5.600% 10/01/05......  Aaa       AAA        5,306
   2,150    Southern Minnesota
              Municipal Power
              Agency, Power Supply
              Systems Revenue,
              Refunded Balance,
              Series 1992B,
              5.800% 01/01/07......  Aaa       AAA        2,219
   3,850    Southern Minnesota
              Municipal Power
              Agency, Power Supply
              Systems Revenue,
              Unrefunded Balance,
              Series 1992B,
              5.800% 01/01/07......  A2        A+         3,967
                                                     ----------
                                                         18,080
                                                     ----------
            MISSISSIPPI -- 1.1%
   3,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project)
              Series 1994A,
              5.500% 12/01/05......  Baa2      BBB        3,097

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            MISSISSIPPI -- (CONTINUED)
 $ 7,000    Mississippi State, GO
              Refunding, Series
              2000,
              5.000% 12/01/08......  Aa3       AA    $    7,323
   2,370    Mississippi, Higher
              Education Authority,
              Revenue, Series
              1992C, AMT, (GTD STD
              LNS),
              6.400% 01/01/03......  NR        A          2,431
                                                     ----------
                                                         12,851
                                                     ----------
            MISSOURI -- 0.6%
   1,590    Kansas City, Missouri,
              Water Revenue, Series
              1994,
              5.900% 12/01/05......  Aa3       AA         1,685
   2,980    Missouri State,
              Environmental
              Improvement and
              Energy Resource
              Authority, PCR
              Refunding,
              (Associated
              Electrical
              Cooperation - Thomas
              Hill Project ) Series
              1996,
              5.500% 12/01/05......  A1        AA         3,150
   2,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Health Facilities
              Revenue, (BJC Health
              Systems Project)
              Series 1994A,
              5.900% 05/15/04......  Aa3       NR         2,116
                                                     ----------
                                                          6,951
                                                     ----------
            MONTANA -- 0.6%
   6,000    Forsyth, Montana, PCR
              Refunding, (Portland
              General Electric
              Company Project)
              Series 1998A,
              Mandatory Put
              05/01/03 @ 100,
              4.600% 05/01/33......  Baa1      BBB        5,783
   4,475    Lewis and Clark County,
              Montana,
              Environmental
              Facilities Revenue,
              (Asarco, Inc.
              Project) Series 1998,
              AMT,
              5.850% 10/01/33......  Ca        CCC        1,308
                                                     ----------
                                                          7,091
                                                     ----------
            NEBRASKA -- 0.1%
   1,000    Lincoln, Nebraska,
              Electric Systems
              Revenue Refunding,
              Series 1993A,
              5.000% 09/01/06......  Aa2       AA         1,034
                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            NEVADA -- 1.5%
 $ 1,000    Clark County, Nevada,
              GO Refunding, Series
              1991, (MBIA Insured),
              Prerefunded 04/01/02
              @ 101,
              6.200% 10/01/03......  Aaa       AAA   $    1,010
   6,175    Clark County, Nevada,
              School District, GO
              Refunding, Series
              1993B, (FGIC
              Insured),
              5.375% 05/01/05......  Aaa       AAA        6,404
   1,000    Clark County, Nevada,
              School District, GO,
              Series 1991A, (MBIA
              Insured),
              6.500% 06/01/02......  Aaa       AAA        1,008
   1,255    Nevada State, GO,
              Series 1995A,
              5.200% 11/01/08......  Aa2       AA         1,304
   6,570    Nevada State, GO,
              Series 1998A,
              5.250% 05/15/16......  Aa2       AA         6,649
   1,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 28-31)
              Series 1989C,
              7.000% 01/01/03......  Aaa       AAA        1,033
                                                     ----------
                                                         17,408
                                                     ----------
            NEW JERSEY -- 2.2%
   4,000    Bergen County, New
              Jersey, Utilities
              Authority, Water PCR,
              Series 1992B, (FGIC
              Insured),
              5.500% 12/15/02......  Aaa       AAA        4,100
   3,340    New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project) Series 1999,
              AMT,
              5.300% 04/01/08......  Aaa       AAA        3,454
   3,440    New Jersey State
              Housing and Mortgage
              Finance Agency,
              Revenue, (Home Buyer
              Project) Series 1999,
              AMT,
              5.400% 04/01/09......  Aaa       AAA        3,561
   5,000    New Jersey State, GO
              Refunding, Series
              1992D,
              5.500% 02/15/04......  Aa2       AA+        5,237

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            NEW JERSEY -- (CONTINUED)
 $10,000    New Jersey State,
              Transportation Trust
              Fund Authority,
              Transportation
              Systems Revenue,
              Series 1997A,
              5.000% 06/15/14......  Aa3       AA    $   10,127
                                                     ----------
                                                         26,479
                                                     ----------
            NEW MEXICO -- 2.4%
   3,000    Bernalillo County, New
              Mexico, Gross
              Receipts Tax Revenue
              Refunding, Series
              1998,
              5.250% 04/01/27......  Aa3       AA         2,989
   9,500    Lordburg, New Mexico,
              PCR Refunding,
              (Phelps Dodge
              Corporation Project)
              Series 1993,
              6.500% 04/01/13......  Baa3      BBB-       9,253
   6,000    New Mexico State,
              Highway Community Tax
              Revenue, Series
              2000A,
              6.000% 06/15/10......  Aa2       AA+        6,651
   4,000    New Mexico, Mortgage
              Finance Authority,
              Single Family
              Mortgage Revenue,
              Series 2001B-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              6.200% 09/01/32......  NR        AAA        4,167
   2,850    New Mexico, Mortgage
              Finance Authority,
              Single Family
              Mortgage Revenue,
              Series 2002B-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              3.500% 03/01/33......  NR        AAA        3,054
   1,190    New Mexico, Mortgage
              Finance Authority,
              Single-Family
              Mortgage Revenue,
              Series 1997C-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.950% 07/01/17......  Aaa       NR         1,216
   1,845    New Mexico, Mortgage
              Finance Authority,
              Single-Family
              Mortgage Revenue,
              Series 1997E-2, AMT,
              (GNMA/FNMA/FHLMC
              COLL),
              5.600% 07/01/17......  NR        AAA        1,853
                                                     ----------
                                                         29,183
                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            NEW YORK -- 3.3%
 $ 8,500    Dutchess County, New
              York, Industrial
              Development Agency,
              Industrial
              Development Revenue,
              (IBM Project) Series
              1999, AMT, Mandatory
              Put 12/01/09 @ 100,
              5.450% 12/01/29......  A1        A+    $    8,817
   5,000    New York State,
              Dormitory Authority,
              Revenue, (City
              University Project)
              Series 1993B,
              5.250% 07/01/06......  A3        AA-        5,284
   7,000    New York State,
              Dormitory Authority,
              State University
              Educational
              Facilities Revenue,
              Series 1993A,
              5.400% 05/15/04......  A3        AA-        7,341
   2,260    New York, New York, GO,
              Series 1993E,
              (MBIA-IBC Insured),
              Prerefunded 05/15/03
              @ 101.5,
              5.800% 05/15/05......  Aaa       AAA        2,382
     855    New York, New York, GO,
              Series 1995D,
              Prerefunded 02/15/05
              @ 101,
              5.750% 02/15/07......  Aaa       A            925
   3,500    New York, New York, GO,
              Series 1997, (MBIA
              Insured),
              6.250% 04/15/07......  Aaa       AAA        3,845
   7,645    New York, New York, GO,
              Unrefunded Balance,
              Series 1995D,
              5.750% 02/15/07......  A2        A          8,015
   3,000    Niagara County, New
              York, Individual
              Development Agency,
              Solid Waste Disposal,
              Revenue, Series
              2001B, AMT, Mandatory
              Put 11/15/13 @ 100,
              5.550% 11/15/24......  Baa1      BBB        3,048
                                                     ----------
                                                         39,657
                                                     ----------
            NORTH CAROLINA -- 2.3%
   4,300    Cary, North Carolina,
              Water and Public
              Improvement, GO,
              Series 2001,
              5.000% 03/01/13......  Aaa       AAA        4,431

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 3,000    Charlotte, North
              Carolina, Airport
              Revenue, Series
              1999B, AMT, (MBIA
              Insured),
              6.000% 07/01/24......  Aaa       AAA   $    3,123
   2,000    Cumberland County,
              North Carolina, GO,
              Series 1998, (FGIC
              Insured),
              5.000% 03/01/17......  Aaa       AAA        1,992
   1,895    North Carolina, Housing
              Finance Agency,
              (Single-Family
              Program) Series
              1997RR, AMT, (FHA
              Insured),
              5.850% 09/01/28......  Aa2       AA         1,915
   4,000    North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Carolina Medicorp,
              Inc. Project) Series
              1996,
              5.125% 05/01/16......  A1        AA-        3,915
   3,135    North Carolina, Medical
              Care Commission,
              Health Care
              Facilities Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1998A,
              4.400% 12/01/08......  Aa3       AA-        3,117
   3,000    North Carolina, Medical
              Care Commission,
              Hospital Revenue,
              (Pitt County Memorial
              Hospital Project)
              Series 1998B,
              5.000% 12/01/18......  Aa3       AA-        2,863
   5,000    North Carolina, Medical
              Care Community
              Hospital Revenue,
              (Duke University
              Hospital Project)
              Series 1996C,
              (MBIA-IBC Insured),
              5.250% 06/01/26......  Aaa       AAA        4,892
   1,200    Winston-Salem, North
              Carolina, Water and
              Sewer Systems Revenue
              Refunding, Series
              1997,
              4.600% 06/01/11......  Aa2       AAA        1,208
                                                     ----------
                                                         27,456
                                                     ----------
            OHIO -- 2.2%
   2,000    Akron/Bath/Copley,
              Ohio, Joint Township
              Hospital District,
              Revenue, (Summa
              Health Systems
              Project) Series
              1993A,
              5.750% 11/15/08......  Baa1      NR         2,046

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 6,135    Lorain County, Ohio,
              Hospital Revenue
              Refunding, (Catholic
              Healthcare Project)
              Series 2001A,
              5.625% 10/01/14......  A1        AA-   $    6,294
   6,060    Montgomery County,
              Ohio, Hospital
              Revenue, (Kettering
              Medical Center
              Project) Series 1999,
              6.500% 04/01/13......  Baa1      BBB+       6,422
   5,000    Ohio State, Common
              Schools, GO, Series
              2001A,
              5.000% 06/15/12......  Aa1       AA+        5,152
   2,500    Ohio State, Public
              Facilities
              Commission, Revenue,
              (Higher Education
              Capital Facilities
              Project) Series
              1995A-II, (AMBAC
              Insured),
              5.200% 05/01/05......  Aaa       AAA        2,621
   1,620    Ohio, Housing Finance
              Agency, Mortgage
              Revenue, (Residential
              Project) Series
              1998B-2, AMT, (GNMA
              COLL),
              4.800% 09/01/07......  Aaa       NR         1,639
   2,500    Scioto County, Ohio,
              Marine Terminal
              Revenue Refunding,
              (Norfolk Southern
              Corporation Project)
              Series 1998,
              5.300% 08/15/13......  Baa1      BBB        2,457
                                                     ----------
                                                         26,631
                                                     ----------
            OKLAHOMA -- 0.7%
   4,670    Oklahoma City,
              Oklahoma, Airport
              Trust Revenue, Series
              2000B, AMT, (FSA
              Insured),
              5.375% 07/01/11......  Aaa       AAA        4,784
   5,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.625% 08/15/19......  B2        B-         3,767
                                                     ----------
                                                          8,551
                                                     ----------
            OREGON -- 1.8%
   6,000    Multnomah County,
              Oregon, School
              District Number 1J -
              Portland, GO, Series
              1996,
              5.500% 06/01/05......  Aa3       A+         6,355

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            OREGON -- (CONTINUED)
 $10,000    Oregon State,
              Department
              Administrative
              Services,
              Certificates of
              Participation, Series
              2002C, (MBIA
              Insured),
              5.250% 11/01/10......  Aaa       AAA   $   10,544
   4,300    Portland, Oregon, Sewer
              Systems Revenue,
              Series 1994A,
              5.450% 06/01/03......  A1        A+         4,451
                                                     ----------
                                                         21,350
                                                     ----------
            PENNSYLVANIA -- 2.5%
   5,000    Allegheny County,
              Pennsylvania, Airport
              Revenue Refunding,
              (Pittsburgh
              International Airport
              Project) Series
              1997A-1, AMT, (MBIA
              Insured),
              5.750% 01/01/08......  Aaa       AAA        5,285
   2,600    Delaware County,
              Pennsylvania
              Authority, Health
              Care Revenue, Series
              1993B, Prerefunded
              11/15/05 @ 100,
              6.000% 11/15/07......  Aaa       NR         2,790
  10,000    Pennsylvania State, GO,
              Series 2001,
              5.125% 01/15/16......  Aa2       AA        10,112
   9,180    Pennsylvania, Housing
              Finance Agency,
              Single-Family
              Mortgage Revenue,
              Series 1997A-61, AMT,
              5.450% 10/01/21......  Aa2       AA+        9,018
   2,500    Philadelphia,
              Pennsylvania,
              Industrial
              Development
              Authority, IDR
              Refunding, (Ashland
              Oil Inc. Project)
              Series 1993,
              5.700% 06/01/05......  Baa2      NR         2,610
                                                     ----------
                                                         29,815
                                                     ----------
            RHODE ISLAND -- 0.0%+
      55    Rhode Island State, GO,
              Series 1992A,
              5.400% 08/01/06......  Aa3       AA-           56
                                                     ----------
            SOUTH CAROLINA -- 2.5%
   2,195    Cherokee County, South
              Carolina, School
              District Number 001,
              GO, Series 1997,
              (SCSDE),
              5.500% 03/01/06......  Aa1       AA+        2,337

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 3,600    Cherokee County, South
              Carolina, School
              District Number 001,
              GO, Series 1997,
              (SCSDE),
              5.000% 03/01/16......  Aa1       AA+   $    3,596
   3,210    Greenville Hospital
              Systems of South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B,
              (GTY-AGMT),
              5.500% 05/01/08......  Aa3       AA         3,362
   5,160    Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue, Series
              1996B, (FGIC
              Insured),
              6.000% 01/01/07......  Aaa       AAA        5,552
   2,580    Piedmont Municipal
              Power Agency, South
              Carolina, Electric
              Revenue, Unrefunded
              Balance, Series
              1991A, (FGIC
              Insured),
              6.125% 01/01/03......  Aaa       AAA        2,640
   3,665    Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22......  Baa2      BBB        3,746
   8,890    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24......  Baa2      BBB        8,282
                                                     ----------
                                                         29,515
                                                     ----------
            SOUTH DAKOTA -- 0.9%
  11,000    Education Loans Inc.,
              South Dakota, Student
              Loan Revenue, Series
              1998, AMT, (GTD STD
              LNS),
              4.950% 06/01/10......  Aaa       NR        11,117
                                                     ----------
            TENNESSEE -- 3.8%
   5,000    Knox County, Tennessee,
              GO Refunding, Series
              2001,
              5.000% 04/01/09......  Aa2       AA         5,185

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 5,000    Knox County, Tennessee,
              Health Educational
              and Housing
              Facilities Board,
              Revenue, (University
              Health System Inc.
              Project) Series 1999,
              5.625% 04/01/29......  Baa1      NR    $    4,757
   6,270    McMinn County,
              Tennessee, Industrial
              Development Board,
              Recycling Facilities
              Revenue, (Bowater
              Inc. Project) Series
              1992, AMT,
              7.400% 12/01/22......  Baa3      BBB        6,483
   1,000    Memphis, Tennesse,
              Electric System
              Revenue Refunding,
              Series 1992,
              5.800% 01/01/03......  Aa3       AA         1,028
   5,000    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities Revenue
              Refunding, (Federal
              Express Corporation
              Project) Series 2001,
              5.000% 09/01/09......  Baa2      BBB        5,028
   1,925    Metropolitan
              Government, Nashville
              and Davidson County,
              Tennessee, Electric
              Revenue, Series
              1992B,
              5.625% 05/15/03......  Aa3       AA         1,972
   1,000    Metropolitan
              Government, Nashville
              and Davidson County,
              Tennessee, Health and
              Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08......  Aaa       AAA        1,096
   6,450    Shelby County,
              Tennessee, GO
              Refunding, Series
              1997B,
              5.500% 08/01/08......  Aa3       AA+        6,908
   8,000    Shelby County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project)
              Series 1999,
              5.375% 07/01/24......  NR        AA         7,752

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 1,190    Tennessee State,
              Housing Development
              Agency, Revenue,
              Series 1998, AMT,
              4.950% 07/01/10......  Aa2       AA    $    1,183
   4,000    Tennessee, Gas Revenue,
              (Tennergy Corporation
              Project) Series 1999,
              (MBIA Insured),
              5.000% 06/01/05......  Aaa       AAA        4,159
                                                     ----------
                                                         45,551
                                                     ----------
            TEXAS -- 13.5%
   2,175    Aldine, Texas,
              Independent School
              District, GO
              Refunding, Series
              1997, (PSF-GTD),
              4.408%& 02/15/07.....  Aaa       AAA        1,759
   2,555    Austin, Texas,
              Utilities Systems
              Revenue, Series
              1977-2, (Escrowed to
              Maturity),
              5.600% 10/01/03......  Aaa       AAA        2,666
   2,585    Belton, Texas,
              Independent School
              District, GO
              Refunding, Series
              1998, (PSF-GTD),
              5.250% 08/15/08......  Aaa       AAA        2,724
     975    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior
              Lien, Series 1994A-2,
              AMT, (GTD STD LNS),
              6.050% 06/01/03......  Aaa       NR           981
   2,575    Carrollton, Texas,
              Farmers Branch
              Independent School
              District, GO, Series
              1996, (PSF-GTD),
              Prerefunded 02/15/06
              @ 100,
              5.700% 02/15/17......  Aaa       AAA        2,753
   2,190    Fort Worth, Texas,
              Higher Education
              Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.000% 03/15/17......  Aa3       AA-        2,134
   1,050    Galena Park, Texas,
              Independent School
              District, GO, Series
              1997, (PSF-GTD),
              5.000% 08/15/21......  Aaa       NR         1,005

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,120    Garland, Texas,
              Certificates of
              Obligation, GO,
              Series 2000,
              5.500% 02/15/12......  Aa2       AA    $    3,265
  10,650    Guadalupe Blanco River
              Authority, Texas,
              Sewer and Solid Waste
              Disposal Facility,
              Revenue, (E.I. duPont
              de Nemours and
              Company Project)
              Series 1999, AMT,
              5.500% 05/01/29......  Aa3       AA-       10,188
   2,730    Harris County, Texas,
              GO, Series 1996,
              5.150% 10/01/07......  Aa1       AA+        2,841
   1,000    Harris County, Texas,
              GO, Series 1996,
              5.375% 10/01/09......  Aa1       AA+        1,040
  10,990    Harris County, Texas,
              GO, Series 2001,
              5.000% 10/01/12......  Aa1       AA+       11,257
   2,350    Harris County, Texas,
              Health Facilities
              Development
              Authority, Hospital
              Revenue Refunding,
              (Texas Childrens
              Hospital Project)
              Series 1995, (MBIA
              Insured, Escrowed to
              Maturity),
              6.000% 10/01/05......  Aaa       AAA        2,541
   5,000    Harris County, Texas,
              Health Facilities
              Development
              Authority, Revenue,
              Series 1999A, (MBIA
              Insured),
              5.375% 07/01/19......  Aaa       AAA        4,817
   5,790    Harris County, Texas,
              Health Facility
              Development
              Corporation, Revenue,
              Series 1999A, (MBIA
              Insured),
              5.625% 07/01/11......  Aaa       AAA        5,996
   7,000    Houston, Texas, Airport
              System Revenue, Sub-
              Lien, Series 1998B,
              AMT, (FGIC Insured),
              5.250% 07/01/12......  Aaa       AAA        7,054
   6,755    Houston, Texas, Airport
              System Revenue, Sub-
              Lien, Series 2000A,
              AMT, (FSA Insured),
              6.000% 07/01/09......  Aaa       AAA        7,229
   7,320    Houston, Texas, GO,
              Series 2001A, (FSA
              Insured),
              5.500% 03/01/10......  Aaa       AAA        7,793

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 7,000    Houston, Texas, Water
              and Sewer Systems
              Revenue Refunding,
              Junior Lien, Series
              1997D, (FGIC
              Insured),
              5.000% 12/01/25......  Aaa       AAA   $    6,539
   6,215    Houston, Texas, Water
              Systems Revenue,
              Series 1979,
              6.400% 12/01/14......  Aaa       AAA        6,859
   4,000    Jefferson County,
              Texas, Health
              Facilities
              Development
              Corporation Revenue,
              (Baptist Hospitals
              Project) Series 2001,
              (AMBAC Insured),
              5.200% 08/15/21......  Aaa       AAA        3,876
   1,000    Lewisville, Texas,
              Independent School
              District, GO, Series
              1997, (PSF-GTD),
              6.750% 08/15/08......  Aaa       NR         1,134
   5,210    North Central Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Healthcare Systems
              Project) Series 1995,
              (AMBAC - TCRS
              Insured),
              5.500% 05/15/13......  Aaa       AAA        5,343
   5,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare
              Residential Project)
              Series 1996B, (MBIA
              Insured),
              5.500% 06/01/16......  Aaa       AAA        5,319
   6,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11......  Aaa       NR         6,196
   2,110    Richardson, Texas, GO
              Refunding, Series
              1998,
              5.250% 02/15/07......  Aa1       AA+        2,217

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,805    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Texas Health
              Resources Systems
              Project) Series
              1997A, (MBIA
              Insured),
              5.750% 02/15/10......  Aaa       AAA   $    5,008
   5,000    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Texas Health
              Resources Systems
              Project) Series
              1997A, (MBIA
              Insured),
              5.250% 02/15/17......  Aaa       AAA        4,924
   3,200    Texas A&M University,
              Financing Systems
              Revenue, Series 1995,
              5.950% 05/15/05......  Aa1       AA+        3,421
   3,000    Texas State, GO
              Refunding, Series
              1992A,
              5.700% 10/01/03......  Aa1       AA         3,136
   5,000    Texas State, Turnpike
              Authority, Dallas
              North Tollway
              Revenue, (President
              George Bush Turnpike
              Project) Series 1995,
              (FGIC Insured),
              5.000% 01/01/25......  Aaa       AAA        4,677
   1,000    Texas State, Veterans
              Housing Assistance,
              GO, Series 1994B-4,
              AMT,
              6.100% 12/01/06......  Aa1       AA         1,030
  10,910    Texas State, Water
              Development GO,
              Series 1997D,
              5.000% 08/01/19......  Aa1       AA        10,541
   4,790    Texas, Municipal Power
              Agency, Revenue,
              Refunded Balance,
              Series 1992, (MBIA
              Insured), Prerefunded
              09/01/02 @ 100,
              5.750% 09/01/12......  Aaa       AAA        4,870

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    Texas, Southwest Higher
              Education Authority
              Inc., Higher
              Education Revenue
              Refunding, (Southern
              Methodist University
              Project) Series 1995,
              (FSA Insured),
              5.125% 10/01/16......  Aaa       AAA   $    1,991
   4,500    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project)
              Series 1999A, (AMBAC
              Insured),
              5.875% 11/15/24......  Aaa       AAA        4,602
                                                     ----------
                                                        159,726
                                                     ----------
            UTAH -- 1.5%
   2,145    Cache County, Utah,
              School District,
              (Utah School Board
              Guaranty Program) GO
              Refunding, Series
              1997, (SCH BD GTY),
              5.500% 06/15/07......  NR        AAA        2,287
   1,000    Jordan, Utah, School
              District, GO
              Refunding, Series
              1993,
              5.600% 06/15/02......  Aa1       NR         1,008
   8,000    Tooele County, Utah,
              Hazardous Waste
              Treatment Revenue,
              (Union Pacific
              Project) Series 1992,
              AMT,
              5.700% 11/01/26......  Baa3      BBB-       7,403
   2,500    Utah State, Student
              Loan Revenue, Series
              1995N, AMT, (AMBAC
              Insured, GTD STD
              LNS),
              5.900% 11/01/07......  Aaa       AAA        2,661
   5,000    Utah, Intermountain
              Power Agency, Power
              Supply Revenue
              Refunding, Series
              1993C,
              5.000% 07/01/05......  A1        A+         5,166
                                                     ----------
                                                         18,525
                                                     ----------

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            VIRGINIA -- 3.4%
 $ 4,680    Charles City County,
              Virginia, Industrial
              Development
              Authority, Solid
              Waste Disposal
              Facility Revenue
              Refunding, (Waste
              Management Virginia
              Incorporated Project)
              Series 1999, AMT,
              4.875% 02/01/09......  NR        BBB   $    4,512
   6,170    Chesapeake, Virginia,
              GO Refunding, Series
              1993,
              5.000% 12/01/03......  Aa2       AA         6,424
     975    Chesterfield County,
              Virginia, Improvement
              GO Refunding, Series
              1991,
              6.250% 07/15/05......  Aaa       AAA        1,004
   6,000    Covington-Allegheny
              County, Virginia,
              Industrial
              Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.900% 03/01/05......  Baa2      BBB        6,315
   2,500    Newport News, Virginia,
              GO Refunding, Series
              1993B, (State Aid
              Withholding),
              5.400% 11/01/06......  Aa2       AA         2,611
   3,000    Virginia Beach,
              Virginia, GO
              Refunding, Series
              1993,
              5.100% 07/15/05......  Aa1       AA+        3,157
   1,100    Virginia State, Higher
              Educational
              Institutions, GO,
              Series 1992C,
              Prerefunded 06/01/02
              @ 100,
              5.900% 06/01/05......  Aaa       AAA        1,108
   1,500    Virginia State, Public
              Facilities GO, Series
              1993A,
              5.400% 06/01/05......  Aaa       AAA        1,563
   7,000    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.250% 01/01/07......  Aa1       AA         7,279
   2,600    Virginia, College
              Building Authority,
              Educational
              Facilities Revenue
              Refunding,
              (University of
              Richmond Project)
              Series 1992,
              5.625% 11/01/02......  Aa1       AA         2,621

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 7,300    Virginia, Pocahontas
              Parkway Association
              Toll Road, Revenue,
              Series 1998B,
              9.266%& 08/15/15.....  Baa3      BBB-  $    2,174
   9,100    Virginia, Pocahontas
              Parkway Association
              Toll Road, Revenue,
              Series 1998B,
              9.265%& 08/15/19.....  Baa3      BBB-       1,887
                                                     ----------
                                                         40,655
                                                     ----------
            WASHINGTON -- 5.6%
   1,610    Clark County,
              Washington, Sewer
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 12/01/04......  Aaa       AAA        1,703
   2,500    King County,
              Washington, GO
              Refunding, Series
              1993C,
              5.625% 06/01/02......  Aaa       AA+        2,516
   1,000    King County,
              Washington, GO
              Refunding, Series
              1998B,
              4.750% 01/01/17......  Aa1       AA+          945
   1,310    King County,
              Washington, School
              District Number 415,
              GO, (FSA Insured),
              5.200% 06/01/05......  Aaa       AAA        1,372
   2,500    Northwest, Washington,
              Revenue, (Energy Wind
              Project), Series
              2001B,
              6.000% 07/01/23......  Baa1      NR         2,398
   5,365    Seattle, Washington,
              Municipal Light and
              Power Revenue
              Refunding, Series
              2001
              5.250% 03/01/11......  Aaa       AAA        5,594
   1,400    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series
              1993,
              5.500% 06/01/18......  Aa2       AA         1,412
   7,800    Spokane County,
              Washington, School
              District Number 354
              GO, Series 1998,
              (FGIC Insured),
              5.500% 12/01/10......  Aaa       AAA        8,314
   2,195    Tacoma, Washington,
              Electric Systems
              Revenue, Series 1992,
              (AMBAC Insured),
              5.900% 01/01/05......  Aaa       AAA        2,246
   1,000    Tacoma, Washington, GO,
              Series 1992A,
              5.750% 07/01/02......  A1        AA-        1,009

PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 2,100    Tacoma, Washington,
              Sewer Revenue
              Refunding, Series
              1994B, (FGIC
              Insured),
              5.500% 12/01/03......  Aaa       AAA   $    2,197
  10,000    Washington State, GO
              Refunding, Series
              1993R-93B,
              5.125% 10/01/04......  Aa1       AA+       10,467
   6,645    Washington State, GO
              Refunding, Series
              1997R-98A,
              5.000% 07/01/15......  Aa1       AA+        6,625
   3,260    Washington State, GO,
              Series 1997E,
              5.000% 07/01/22......  Aa1       AA+        3,124
   2,500    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, (Nuclear
              Project Number 1)
              Series 1996A, (AMBAC
              Insured),
              6.000% 07/01/05......  Aaa       AAA        2,677
   1,150    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1993A,
              5.800% 07/01/07......  Aa1       AA-        1,229
   3,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1993B, (FSA Insured),
              5.400% 07/01/05......  Aaa       AAA        3,160
   8,000    Washington State,
              Public Power Supply
              Systems Revenue
              Refunding, Series
              1996A, (AMBAC
              Insured),
              5.500% 07/01/04......  Aaa       AAA        8,399
   2,000    Yakima County,
              Washington, School
              District Number 7,
              GO, Series 1994,
              (MBIA Insured),
              5.500% 12/01/03......  Aaa       AAA        2,091
                                                     ----------
                                                         67,478
                                                     ----------
            WEST VIRGINIA -- 0.6%
   6,500    West Virginia State,
              Hospital Financing
              Authority Revenue,
              (Charleston Area
              Medical Center
              Project) Series
              2000A,
              6.750% 09/01/22......  A2        NR         6,914
                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S   S&P
 AMOUNT                                 RATINGS        VALUE
  (000)                               (UNAUDITED)      (000)
---------------------------------------------------------------
            WISCONSIN -- 3.0%
 $ 2,500    Milwaukee County,
              Wisconsin, GO, Series
              2001A,
              5.000% 10/01/12......  Aa3       AA    $    2,561
   2,500    Milwaukee County,
              Wisconsin, GO, Series
              2001A,
              5.000% 10/01/13......  Aa3       AA         2,544
   5,790    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO
              Refunding, Series
              1997A,
              5.125% 10/01/16......  Aa1       AA+        5,814
   3,070    Sun Prairie, Wisconsin,
              Area School District,
              GO, Promissory Notes,
              Series 1996, (FGIC
              Insured, Escrowed to
              Maturity),
              5.500% 04/01/03......  Aaa       AAA        3,170
   1,000    Wisconsin State, GO
              Refunding, Series
              1995-2,
              5.200% 11/01/07......  Aa3       AA         1,034
   4,745    Wisconsin State, GO,
              Series 1996A,
              5.000% 05/01/16......  Aa3       AA         4,721
   4,525    Wisconsin State, GO,
              Series 2002A,
              5.000% 05/01/07......  Aa3       AA         4,710
   8,000    Wisconsin State,
              Petroleum Revenue,
              Series 2000A,
              5.750% 07/01/08......  Aa3       AA-        8,463
   2,735    Wisconsin, Housing and
              Economic Development
              Authority, Revenue,
              Series 1997G,
              5.350% 03/01/12......  Aa2       AA         2,795
                                                     ----------
                                                         35,812
                                                     ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,153,492)....................   1,172,081
                                                     ----------

 SHARES                                                 VALUE
  (000)                                                 (000)
----------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.0%
              (Cost $11,850)
  11,850    Nations Tax Exempt Fund, Primary A
              Class#...............................   $   11,850
                                                      ----------
            TOTAL INVESTMENTS
              (Cost $1,165,342*)...........    99.0%   1,183,931
                                                      ----------
            OTHER ASSETS AND LIABILITIES
              (NET)........................     1.0%
            Cash...................................   $        1
            Receivable for investment securities
              sold.................................          943
            Receivable for Fund shares sold........        1,444
            Dividends receivable...................           16
            Interest receivable....................       18,486
            Payable for Fund shares redeemed.......         (897)
            Investment advisory fee payable........         (252)
            Administration fee payable.............         (204)
            Shareholder servicing and distribution
              fees payable.........................          (11)
            Distributions payable..................       (4,550)
            Payable for investment securities
              purchased............................       (3,070)
            Accrued Trustees' fees and expenses....          (49)
            Accrued expenses and other
              liabilities..........................         (245)
                                                      ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................       11,612
                                                      ----------
            NET ASSETS.....................   100.0%  $1,195,543
                                                      ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    2,397
            Accumulated net realized gain on
              investments sold.....................          228
            Net unrealized appreciation of
              investments..........................       18,589
            Paid-in capital........................    1,174,329
                                                      ----------
            Net assets.............................   $1,195,543
                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                        VALUE
----------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,160,559,346 / 116,051,561 shares
              outstanding).........................       $10.00
                                                      ==========
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($28,867,865 / 2,886,823
              shares outstanding)..................       $10.00
                                                      ==========

                                                           3.25%
            Maximum sales charge...................
                                                          $10.34
            Maximum offering price per share.......

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($4,109,872 / 411,082 shares
              outstanding).........................       $10.00
                                                      ==========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,006,358 / 200,637 shares
              outstanding).........................       $10.00
                                                      ==========

---------------

 *Federal Income Tax Information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 +Amount represents less than 0.1%

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   MBIA                                                                   10.46%

Nations Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Hospital Revenue                                                       12.59%
   Industrial Development Revenue/Pollution
     Control Revenue                                                      11.25%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.3%
            ALABAMA -- 4.3%
 $ 2,000    Alabama, 21ST Century
              Authority Tobacco
              Settlement Revenue,
              Series 2001,
              5.500% 12/01/21........  Aa1       A     $  1,883
   2,000    Birmingham, Alabama, GO
              Refunding, Series
              1992B, Prerefunded
              04/01/02 @ 102,
              6.250% 04/01/12........  Aa3       AA       2,041
   3,000    Butler County, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (James River
              Corporation of Virginia
              Project) Series 1994,
              AMT,
              8.000% 09/01/28........  NR        BBB-     3,149
   2,750    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1997, AMT,
              5.750% 11/01/27........  Baa2      NR       2,585
   1,100    Huntsville, Alabama, GO,
              Series 1995A,
              5.750% 02/01/14........  Aa2       AA       1,144
  10,000    Huntsville, Alabama,
              Health Care Authority,
              Revenue, Series 2001A,
              5.750% 06/01/31........  A2        NR       9,846
   3,600    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/18........  Aaa       AAA      3,706
   2,000    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/22........  Aaa       AAA      2,039
   1,000    Mcintosh, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              Series 1998C,
              5.375% 06/01/28........  A2        A          946
   1,000    Morgan County-Decatur,
              Alabama, Health Care
              Authority, Hospital
              Revenue Refunding,
              (Decatur General
              Hospital Project)
              Series 1994, (CONNIE
              LEE Insured),
              6.250% 03/01/13........  NR        AAA      1,067

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 9,750    Phoenix County, Alabama,
              Industrial Development
              Board, Environmental
              Import Revenue
              Refunding, (Mead Coated
              Board Project) Series
              1998B, (GTY-AGMT),
              5.250% 04/01/28........  Baa2      BBB   $  8,958
                                                       --------
                                                         37,364
                                                       --------
            ALASKA -- 2.4%
   2,500    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1999A, AMT, (AMBAC
              Insured),
              4.900% 07/01/08........  Aaa       AAA      2,539
   1,000    Anchorage, Alaska,
              Electric Utilities
              Revenue Refunding,
              Senior Lien, Series
              1993, (MBIA Insured),
              8.000% 12/01/09........  Aaa       AAA      1,223
   7,000    Anchorage, Alaska,
              Electric Utilities
              Revenue, Senior Lien,
              Series 1996B, (MBIA
              Insured),
              5.500% 02/01/26........  Aaa       AAA      7,017
   1,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              1995A, (MBIA Insured),
              4.075%& 06/30/06.......  Aaa       AAA        842
  15,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              2000B, (MBIA Insured),
              4.993%& 06/30/11.......  Aaa       AAA      9,506
                                                       --------
                                                         21,127
                                                       --------
            ARIZONA -- 1.1%
   1,000    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1991B,
              6.300% 07/01/04........  Aa2       AA       1,072
   1,300    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1993B,
              4.600% 07/01/11........  Aa2       AA       1,308
   3,000    Maricopa County, Arizona,
              Unified School District
              Number 48, GO, Series
              1995,
              5.000% 07/01/14........  Aa2       AA       3,031

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,600    Pima County, Arizona,
              United School District
              Number 1, GO, Series
              1992D, (FGIC Insured),
              Prerefunded
              07/01/02 @ 102,
              6.100% 07/01/11........  Aaa       AAA   $  1,650
   5,000    Tucson and Pima County,
              Arizona, Industrial
              Development Authority,
              Single-Family Mortgage
              Revenue, Series 1983A,
              5.193%& 12/01/14.......  Aaa       AAA      2,612
                                                       --------
                                                          9,673
                                                       --------
            ARKANSAS -- 1.2%
   1,300    Arkansas State,
              Development Finance
              Authority, Revolving
              Loan Fund, Wastewater
              Systems Revenue, Series
              1996A, Prerefunded
              06/01/06 @ 101,
              5.700% 12/01/12........  NR        AA       1,407
   3,425    Blytheville, Arkansas,
              Solid Waste Recycling
              and Sewer Treatment
              Revenue, (Nucor
              Corporation Project)
              Series 1993, AMT,
              6.375% 01/01/23........  A1        AA-      3,498
   6,000    Crossett, Arkansas, PCR,
              (Georgia Pacific
              Corporation Project)
              Series 1984,
              4.875% 10/01/07........  Baa3      NR       5,799
                                                       --------
                                                         10,704
                                                       --------
            CALIFORNIA -- 3.0%
   5,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, AMT, (GTY-AGMT),
              Mandatory Put 8/15/08 @
              100,
              6.400% 08/15/30........  Baa3      BBB-     5,389
   2,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000B, (GTY-AGMT),
              Mandatory Put 8/15/08 @
              100,
              6.250% 08/15/30........  Baa3      BBB-     2,162
   1,000    California State, GO,
              Series 1983,
              9.000% 06/01/02........  A1        A+       1,012

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 1,000    California State, GO,
              Series 1983,
              9.000% 10/01/03........  A1        AA-   $  1,094
   1,000    California State, GO,
              Series 1983,
              9.000% 04/01/05........  NR        AA-      1,153
   1,000    California State, GO,
              Series 1984,
              9.100% 10/01/02........  A1        AA-      1,036
   1,000    California State, GO,
              Series 1989,
              7.200% 04/01/05........  A1        A+       1,104
   1,600    California State, GO,
              Series 1989,
              7.100% 03/01/07........  A1        A+       1,809
   4,000    California State, GO,
              Series 1990,
              7.000% 08/01/04........  A1        A+       4,356
   3,300    California State, GO,
              Series 1990,
              7.000% 08/01/05........  A1        A+       3,656
   2,500    San Francisco,
              California, Bay Area
              Rapid Transit District,
              Sales Tax Revenue
              Refunding, (AMBAC
              Insured),
              6.750% 07/01/11........  Aaa       AAA      2,959
                                                       --------
                                                         25,730
                                                       --------
            COLORADO -- 0.5%
   1,500    Arapahoe County,
              Colorado, Capital
              Improvement
              Transportation Federal
              Highway Revenue, Series
              1986E-470, Prerefunded
              08/31/05 @ 103,
              6.900% 08/31/15........  Aaa       AAA      1,703
   2,500    Douglas County, Colorado,
              Sales and Use Tax
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 10/15/11........  Aaa       AAA      2,593
                                                       --------
                                                          4,296
                                                       --------
            CONNECTICUT -- 0.7%
   5,000    Connecticut State, Health
              and Educational
              Facilities Authority,
              Revenue, (Eastern
              Connecticut Health
              Network Project) Series
              2000A,
              6.000% 07/01/25........  NR        AA       5,161

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            CONNECTICUT -- (CONTINUED)
 $   470    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program) Series
              1994A,
              6.100% 05/15/13........  Aaa       AAA   $    488
                                                       --------
                                                          5,649
                                                       --------
            DISTRICT OF COLUMBIA -- 3.7%
   9,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series 1997A,
              (MBIA Insured),
              Prerefunded 08/15/07 @
              102,
              5.375% 08/15/15........  Aaa       AAA      9,326
   3,905    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/12........  Aaa       AAA      4,110
   3,985    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/17........  Aaa       AAA      4,129
   4,200    District of Columbia,
              Revenue, (Association
              of American Medical
              Colleges Project)
              Series 1997A, (AMBAC
              Insured),
              5.375% 02/15/17........  Aaa       AAA      4,237
  10,400    District of Columbia,
              Revenue, (Carnegie
              Endowment Project)
              Series 1996,
              5.750% 11/15/26........  Aa3       NR      10,517
                                                       --------
                                                         32,319
                                                       --------
            FLORIDA -- 0.8%
   1,735    Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance, Series 1985,
              9.125% 06/01/14........  Aa2       AA+      2,333
   5,000    Orange County, Florida,
              Tourist Development Tax
              Revenue Refunding,
              Series 1998A,
              (AMBAC Insured),
              4.750% 10/01/24........  Aaa       AAA      4,573
                                                       --------
                                                          6,906
                                                       --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            GEORGIA -- 7.2%
 $ 5,000    Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30(a).....  Aaa       AAA   $  5,086
   3,000    Chatham County, Georgia,
              Hospital Medical
              Authority, Revenue,
              (Memorial Health
              Medical Center Project)
              Series 2001A,
              6.125% 01/01/24........  A3        A-       3,048
   1,000    DeKalb County, Georgia,
              School District GO,
              Series 1993A,
              6.250% 07/01/09........  Aa2       AA       1,120
   1,500    Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa3      BBB-     1,335
   4,750    Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Josephs Hospital
              Project) Series 1994,
              5.500% 10/01/18........  Aaa       NR       4,843
   1,435    Gainesville & Hall
              County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates,
              (Northeast Georgia
              Health System Income
              Project) Series 2001,
              5.000% 05/15/11........  NR        A-       1,418
   1,610    Gainesville & Hall
              County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates,
              (Northeast Georgia
              Health System Income
              Project) Series 2001,
              5.000% 05/15/12........  NR        A-       1,577
   1,560    Gainesville & Hall
              County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates,
              (Northeast Georgia
              Health System Income
              Project) Series 2001,
              5.000% 05/15/13........  NR        A-       1,515
   1,600    Georgia State, GO, Series
              1991C,
              6.500% 04/01/04........  Aaa       AAA      1,708
   3,000    Georgia State, GO, Series
              1992B,
              6.250% 03/01/11........  Aaa       AAA      3,385

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 1,700    Georgia State, GO, Series
              1993F,
              6.500% 12/01/05........  Aaa       AAA   $  1,871
   3,000    Georgia State, GO, Series
              1996B,
              6.250% 04/01/07........  Aaa       AAA      3,298
   6,445    Georgia State, GO, Series
              1998B,
              5.500% 07/01/10........  Aaa       AAA      6,959
   9,790    Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1999B-2, AMT,
              6.100% 06/01/31........  Aa2       AAA     10,046
   1,945    Henry County, Georgia,
              School District GO,
              Series 1994, (MBIA
              Insured), Prerefunded
              08/01/04 @ 102,
              6.000% 08/01/14........  Aaa       AAA      2,111
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.000% 07/01/04........  Aaa       AAA      1,063
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.100% 07/01/05........  Aaa       AAA      1,077
   2,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.250% 07/01/20........  Aaa       AAA      2,279
   2,000    Monroe County, Georgia
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/11........  A3        A        2,259
   3,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/23........  Ba1       BB       3,168

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 2,690    Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/FNMA COLL),
              7.125% 12/01/25........  Aaa       NR    $  2,805
                                                       --------
                                                         61,971
                                                       --------
            HAWAII -- 0.2%
   1,180    Honolulu City and County,
              Hawaii, GO Refunding,
              Series 1993B,
              8.000% 10/01/10........  Aa3       AA-      1,463
                                                       --------
            ILLINOIS -- 11.2%
   1,600    Chicago, Illinois, GO,
              Series 1993, (FGIC
              Insured),
              5.375% 01/01/13........  Aaa       AAA      1,630
   3,030    Chicago, Illinois,
              Metropolitan Water
              Reclamation District
              GO, Series 1993,
              5.500% 12/01/12........  Aa1       AA+      3,245
   3,385    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Capital Improvement GO,
              Series 1991,
              6.900% 01/01/07........  Aa1       AA+      3,783
   3,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Second Lien, Series
              1993C, (MBIA Insured),
              5.000% 01/01/18........  Aaa       AAA      2,892
   2,640    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Senior Lien, Series
              1993A,
              5.000% 01/01/16........  A1        A+       2,482
  13,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue, Refunding
              Second Lien, Series
              1999, AMT, (AMBAC
              Insured),
              5.500% 01/01/10........  Aaa       AAA     13,471
   1,500    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (American Airlines Inc.
              Project) Series 1994,
              (GTY-AGMT),
              8.200% 12/01/24........  B1        BB       1,509

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 5,735    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (United Air Lines
              Project) Series 1999B,
              AMT,
              5.200% 04/01/11........  NR        B+    $  3,441
   5,000    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue, (United Air
              Lines Project) Series
              1999A,
              5.350% 09/01/16........  NR        B+       3,000
   2,000    Chicago, Illinois, Park
              District, GO, Series
              1996, (MBIA Insured),
              5.500% 01/01/16........  Aaa       AAA      2,050
   4,800    Chicago, Illinois, Water
              Revenue, Senior Lien,
              Series 2000, (AMBAC
              Insured),
              5.750% 11/01/10........  Aaa       AAA      5,206
   2,800    Cook County, Illinois,
              Forest Preserve
              District, Zoo GO,
              Series 1996, (MBIA
              Insured), Prerefunded
              11/01/06 @ 101,
              5.800% 11/01/16........  Aaa       AAA      3,059
   4,500    Cook County, Illinois,
              GO, Series 1996, (FGIC
              Insured), Prerefunded
              11/15/06 @ 101,
              5.900% 11/15/16........  Aaa       AAA      4,937
   5,000    Cook County, Illinois,
              GO, Series 1997A, (MBIA
              Insured),
              5.625% 11/15/22........  Aaa       AAA      5,110
   2,565    Du Page County, Illinois,
              GO, Series 1993,
              5.600% 01/01/21........  Aaa       AAA      2,693
   1,700    Glendale Heights,
              Illinois, Hospital
              Revenue Refunding,
              (Glendale Heights
              Project) Series 1985B,
              7.100% 12/01/15........  Aaa       AAA      1,968
   3,700    Illinois State, GO,
              Series 1993,
              5.500% 08/01/18........  Aa2       AA       3,734
   2,400    Illinois State, GO,
              Series 1994,
              5.800% 04/01/19........  Aa2       AA       2,464
   4,785    Illinois State, GO,
              Series 1995, (MBIA
              Insured), Prerefunded
              02/01/05 @ 100,
              6.000% 02/01/16........  Aaa       AAA      5,201

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,645    Illinois State, Health
              Facilities Authority,
              Revenue, (Sherman
              Health Systems Project)
              Series 1997, (AMBAC
              Insured),
              5.500% 08/01/08........  Aaa       AAA   $  1,738
   1,500    Illinois State, Sales Tax
              Revenue, Series 1994V,
              Prerefunded 06/15/05 @
              102,
              6.375% 06/15/17........  Aa2       AAA      1,657
   2,200    Illinois State, Sales Tax
              Revenue, Series 1994V,
              Prerefunded
              06/15/05 @ 102,
              6.375% 06/15/20........  Aa2       AAA      2,430
   1,000    Illinois, Development
              Finance Authority,
              PCR Refunding,
              (Commonwealth Edison
              Company Project) Series
              1994D,
              (AMBAC Insured),
              6.750% 03/01/15........  Aaa       AAA      1,094
   1,800    Illinois, Educational
              Facilities Authority,
              Revenue, (Northwestern
              University Project)
              Series 1993,
              5.375% 12/01/21........  Aa1       AA+      1,806
  20,390    Illinois, Metropolitan
              Pier & Exposition
              Authority, Capital
              Appreciation, Dedicated
              State Tax Revenue,
              (McCormick Place
              Exposition Project)
              Series 1993A, (FGIC
              Insured),
              5.174%& 06/15/13.......  Aaa       AAA     11,502
   1,535    McHenry County, Illinois,
              Community Unit School
              District Number 200 GO,
              Series 1996A, (FSA
              Insured),
              5.750% 01/01/13........  Aaa       AAA      1,604
   2,680    Southern Illinois,
              Capital Appreciation
              University Revenue,
              (Housing and Auxiliary
              Facilities Systems
              Program) Series 1997,
              (MBIA Insured),
              4.048%& 04/01/06.......  Aaa       AAA      2,283
                                                       --------
                                                         95,989
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            INDIANA -- 2.7%
 $ 2,500    Franklin, Indiana,
              Economic Development
              Revenue Refunding,
              (Hoover Universal, Inc.
              Project) Series 1994,
              (GTY-AGMT),
              6.100% 12/01/04........  A2        A-    $  2,660
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding),
              5.000% 07/15/07........  Aaa       AAA      1,037
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding),
              5.100% 07/15/09........  Aaa       AAA      1,038
   6,340    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series 1997D,
              Prerefunded 11/01/07 @
              100,
              5.000% 11/01/26........  Aaa       NR       6,472
   2,000    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series 1996A,
              5.500% 02/15/16........  Aa3       AA       1,996
   2,000    Indiana, Ivy Tech State
              College, Revenue,
              Series 1997E, (AMBAC
              Insured),
              5.125% 07/01/12........  Aaa       AAA      2,048
   4,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1998, AMT,
              5.500% 05/01/29........  Baa2      BBB      3,625
   2,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT,
              7.100% 01/15/17........  Baa2      BBB      2,105

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 2,000    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame -- Du Lac Project)
              Series 1996,
              5.500% 03/01/26........  Aaa       NR    $  2,007
                                                       --------
                                                         22,988
                                                       --------
            IOWA -- 0.3%
   2,750    Iowa, Student Loan
              Liquidity Corporation,
              Student Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09........  Aaa       AAA      2,766
                                                       --------
            KANSAS -- 0.2%
   2,000    Kansas City, Kansas,
              Utility System
              Improvement Revenue
              Refunding, Series 1994,
              (FGIC Insured),
              6.250% 09/01/14........  Aaa       AAA      2,158
                                                       --------
            KENTUCKY -- 0.1%
   1,000    Kentucky State, Turnpike
              Authority, Economic
              Development Revenue
              Refunding,
              (Revitalization
              Project) Series 1993,
              (AMBAC Insured),
              5.500% 07/01/08........  Aaa       AAA      1,071
                                                       --------
            LOUISIANA -- 0.7%
   3,500    East Baton Rouge Parish,
              Louisiana, Revenue
              Refunding, (Pacific
              Corporation Project)
              Series 1998, AMT,
              5.350% 09/01/11........  Baa3      NR       3,266
   3,000    Plaquemines, Louisiana,
              Port Harbour and
              District Marine
              Terminal Facilities
              Revenue Refunding,
              (Electro-Coal Project)
              Series 2001B,
              5.000% 09/01/07........  A3        A-       2,992
                                                       --------
                                                          6,258
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MAINE -- 0.1%
 $ 1,000    Maine, Health and Higher
              Educational Facilities
              Authority, Revenue,
              Series 1996B, (State
              Aid Withholding, AMBAC
              Insured),
              5.500% 07/01/16........  Aaa       AAA   $  1,020
                                                       --------
            MARYLAND -- 0.3%
   3,000    Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30........  Baa3      NR       3,024
                                                       --------
            MASSACHUSETTS -- 0.7%
   3,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue, Series 1993C,
              (AMBAC Insured),
              5.250% 12/01/15........  Aaa       AAA      3,122
   2,500    Massachusetts State,
              Water Resources
              Authority, General
              Revenue, Series 1994A,
              (MBIA Insured),
              Prerefunded 08/01/04 @
              101.5,
              5.900% 08/01/16........  Aaa       AAA      2,696
                                                       --------
                                                          5,818
                                                       --------
            MICHIGAN -- 1.7%
   1,670    Byron Center, Michigan,
              Public Schools GO,
              Series 1995, (MBIA
              Insured), Prerefunded
              05/01/05 @ 101,
              5.970% 05/01/15........  Aaa       AAA      1,807
   1,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.375% 04/01/07........  Baa1      A-       1,060
   1,700    Hudsonville, Michigan,
              Public Schools, Series
              1994B, (FGIC Insured),
              Prerefunded 05/01/04 @
              102,
              6.000% 05/01/14........  Aaa       AAA      1,835
   1,000    Leslie, Michigan, Public
              Schools Ingham and
              Jackson Counties, GO
              Refunding, Series 1995,
              (AMBAC Insured),
              Prerefunded 05/01/05
              @101,
              6.000% 05/01/15........  Aaa       AAA      1,083

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 3,000    Michigan State,
              Comprehensive
              Transportation Revenue
              Refunding, Series
              1996A, (MBIA Insured),
              5.250% 08/01/13........  Aaa       AAA   $  3,081
   3,435    Michigan State,
              Environmental
              Protection Program GO,
              Series 1992,
              6.250% 11/01/12........  Aaa       AAA      3,872
   2,000    Michigan State, Trunk
              Line Revenue, Series
              1994A, (FGIC-TCRS
              Insured), Prerefunded
              11/15/04 @ 102,
              5.625% 11/15/14........  Aaa       AAA      2,164
                                                       --------
                                                         14,902
                                                       --------
            MISSISSIPPI -- 1.2%
   5,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project) Series
              1994A,
              5.500% 12/01/05........  Baa2      BBB      5,162
   3,000    Lowndes County,
              Mississippi, Solid
              Waste Disposal PCR
              Refunding,
              (Weyerhaeuser Company
              Project) Series 1992A,
              6.800% 04/01/22........  Baa2      BBB      3,270
   2,200    Mississippi, Hospital
              Equipment and
              Facilities Improvement
              Authority, Revenue
              Refunding, (North
              Mississippi Health
              Services Project)
              Series 1993-1, (AMBAC
              Insured),
              5.400% 05/15/04........  Aaa       AAA      2,294
                                                       --------
                                                         10,726
                                                       --------
            MISSOURI -- 3.6%
   1,000    Independence, Missouri,
              School District, GO,
              Series 1991,
              6.250% 03/01/11........  A3        NR       1,124
   1,450    Jefferson City, Missouri,
              School District, Series
              1991A,
              6.700% 03/01/11........  Aa2       NR       1,657
   1,500    Kansas City, Missouri,
              Water Revenue, Series
              1994D, Prerefunded
              12/01/04 @ 100,
              6.600% 12/01/14........  Aa3       AA       1,634

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,600    Mehlville, Missouri,
              School District Number
              R9, GO Refunding,
              Series 1993, (MBIA
              Insured), Prerefunded
              02/15/03 @ 102,
              6.000% 02/15/13........  Aaa       AAA   $  1,685
   3,425    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical Cooperation
              Thomas Hill Project)
              Series 1996,
              5.500% 12/01/10........  A1        AA       3,594
   2,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical Cooperation
              Thomas Hill Project)
              Series 1996,
              5.500% 12/01/11........  A1        AA       2,091
   3,290    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority,
              Water PCR, Series
              1995C, Prerefunded
              01/01/05 @ 105,
              6.000% 01/01/16........  Aaa       NR       3,540
   4,065    Missouri State, GO,
              Series 1995,
              5.600% 04/01/15........  Aaa       AAA      4,213
   1,200    Missouri State, Health
              and Educational
              Facilities Authority,
              Health Facilities
              Revenue, (Barnes-Jewish
              Inc., Christian
              Project) Series 1993A,
              5.200% 05/15/11........  Aa3       AA       1,231
   1,060    Missouri State, Housing
              Development Commission,
              Single-Family Mortgage
              Revenue, (Homeowner
              Loan Project) Series
              1995A, AMT,
              (GNMA/FHA/VA COLL),
              6.100% 09/01/14........  NR        AAA      1,098
   1,625    Missouri State, Water
              Pollution Control GO,
              Series 1995A,
              5.600% 04/01/15........  Aaa       AAA      1,684

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 3,500    Sikeston, Missouri,
              Electrical Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.100% 06/01/07........  Aaa       AAA   $  3,829
   1,400    St. Louis, Missouri,
              Industrial Development
              Authority, PCR
              Refunding, (Anheuser
              Busch Company Project)
              Series 1991,
              6.650% 05/01/16........  A1        A+       1,633
   2,240    University City,
              Missouri, GO, Series
              1994, (MBIA Insured),
              Prerefunded 02/15/04 @
              100,
              6.200% 02/15/14........  Aaa       AAA      2,371
                                                       --------
                                                         31,384
                                                       --------
            MONTANA -- 0.3%
   8,000    Lewis and Clark County,
              Montana, Environmental
              Facilities Revenue,
              (Asarco, Inc. Project)
              Series 1998, AMT,
              5.850% 10/01/33........  Ca        CCC      2,338
                                                       --------
            NEBRASKA -- 0.2%
   1,600    Omaha, Nebraska, Public
              Power District,
              Electric Revenue,
              Series 1992B,
              6.200% 02/01/17........  Aa2       NR       1,795
                                                       --------
            NEVADA -- 1.8%
   3,000    Las Vegas and Clark
              County, Nevada, Library
              District GO, Series
              1993, (FGIC Insured),
              Prerefunded 02/01/03 @
              101,
              6.000% 02/01/12........  Aaa       AAA      3,125
   3,585    Nevada State, GO, Series
              1994, Prerefunded
              09/01/04 @ 101,
              5.875% 09/01/12........  Aa2       AAA      3,851
   4,000    Nevada State, GO, Series
              1995A,
              5.500% 11/01/16........  Aa2       AA       4,088
   2,625    Nevada State, GO, Series
              1995A,
              5.500% 11/01/17........  Aa2       AA       2,672
   2,000    Nevada State, Municipal
              Board GO, (Bank Project
              Number 40-41) Series
              1993A,
              6.375% 12/01/17........  NR        AAA      2,097
                                                       --------
                                                         15,833
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NEW HAMPSHIRE -- 0.5%
 $ 4,000    New Hampshire, Higher
              Education and Health
              Facility Authority,
              Revenue, (Nashua
              Memorial Hospital
              Project) Series 1993,
              6.000% 10/01/23........  NR        A-    $  3,915
                                                       --------
            NEW JERSEY -- 0.4%
   2,500    New Jersey State, GO,
              Series 1986B,
              6.250% 01/15/05........  Aa2       AA+      2,687
     890    New Jersey State, Highway
              Authority, Garden State
              Parkway Generated
              Revenue, Series 1971,
              6.500% 01/01/11........  Aaa       AAA        979
                                                       --------
                                                          3,666
                                                       --------
            NEW MEXICO -- 0.2%
   1,780    New Mexico, Mortgage
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1997C-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.050% 07/01/28........  Aaa       NR       1,810
                                                       --------
            NEW YORK -- 0.8%
   1,555    New York City, New York,
              Industrial Development
              Agency Civic Facilities
              Revenue, (Polytechnic
              University Project)
              Series 2000,
              5.300% 11/01/09........  Baa3      BBB-     1,585
   1,250    New York City, New York,
              Municipal Water Finance
              Authority, Water and
              Sewer Systems Revenue,
              Series 1997B,
              5.750% 06/15/29........  Aa2       AA       1,299
   2,390    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1995A,
              6.000% 04/01/16........  A3        AA-      2,517
   1,750    New York, New York, City
              Municipal Water
              Financing Authority,
              Water and Sewer Systems
              Revenue, Series 1998D,
              4.750% 06/15/12........  Aa2       AA       1,757
                                                       --------
                                                          7,158
                                                       --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- 1.4%
 $ 4,600    Halifax County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue, (International
              Paper Company Project)
              Series 2001A, AMT,
              5.900% 09/01/25........  Baa2      BBB   $  4,459
   2,425    Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24........  Baa2      NR       2,489
   5,450    New Hanover County, North
              Carolina, GO, Series
              2001,
              5.000% 06/01/20........  Aa2       AA-      5,367
                                                       --------
                                                         12,315
                                                       --------
            OHIO -- 4.3%
   8,260    Akron/Bath/Copley, Ohio,
              Joint Township Hospital
              District, Revenue,
              (Summa Hospital
              Project) Series 1998A,
              5.375% 11/15/18........  Baa1      NR       7,479
   7,240    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F,
              6.050% 10/01/09........  NR        BB+      6,254
  10,500    Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BB+      9,156
   3,025    Lakota, Ohio, School
              District GO, Series
              1994, (AMBAC Insured),
              Prerefunded
              12/01/05 @ 100,
              6.250% 12/01/14........  Aaa       AAA      3,307
   1,000    Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.125% 12/01/13........  NR        NR       1,076

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            OHIO -- (CONTINUED)
 $10,000    Montgomery County, Ohio,
              Hospital Revenue,
              Series 1999,
              6.750% 04/01/22........  Baa1      BBB+  $ 10,375
                                                       --------
                                                         37,647
                                                       --------
            OKLAHOMA -- 0.3%
   3,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.000% 08/15/08........  B2        B-       2,460
                                                       --------
            PENNSYLVANIA -- 1.2%
   1,725    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/14........  A3        NR       1,831
   3,125    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/23........  A3        NR       3,203
   4,800    Philadelphia,
              Pennsylvania,
              Industrial Development
              Authority, IDR
              Refunding, (Ashland Oil
              Inc. Project) Series
              1993,
              5.700% 06/01/05........  Baa2      NR       5,012
                                                       --------
                                                         10,046
                                                       --------
            SOUTH CAROLINA -- 3.5%
   5,000    Georgetown County, South
              Carolina, Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A,
              (GTY-AGMT),
              5.950% 03/15/14........  Baa2      BBB      5,160
   5,000    Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 2001,
              5.500% 05/01/26........  Aaa       AAA      5,000
   8,085    South Carolina State,
              State School
              Facilities, GO, Series
              2001A,
              3.500% 01/01/16........  Aaa       AAA      6,802

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,545    South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue, (Homeownership
              Mortgage Purchase
              Project) Series 1994A,
              6.375% 07/01/16........  Aa2       AA    $  1,608
   3,500    South Carolina, State
              Public Services
              Authority, Revenue
              Refunding, Series
              1995B, (FGIC Insured),
              5.875% 01/01/19........  Aaa       AAA      3,660
   2,000    Spartanburg County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (BMW U.S.
              Capital Corporation
              Project) Series 1994,
              AMT, (GTY-AGMT),
              7.550% 11/01/24........  A1        NR       2,151
   6,450    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB      6,009
                                                       --------
                                                         30,390
                                                       --------
            TENNESSEE -- 3.0%
   5,500    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19........  Baa1      NR       5,418
   3,000    Maury County, Tennessee,
              Industrial Development
              Board, Multi-Model PCR
              Refunding, (General
              Motors Corporation -
              Saturn Corporation
              Project) Series 1994,
              6.500% 09/01/24........  A3        BBB+     3,140
   4,000    Maury County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              Occidental Petroleum
              Corporation, AMT, (GTD-
              AGMT),
              6.250% 08/01/18........  Baa2      BBB-     4,039

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 2,750    McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22........  Baa3      BBB   $  2,843
   1,000    Memphis, Tennessee, GO
              Refunding, Series 1996,
              5.200% 11/01/10........  Aa2       AA       1,031
   5,000    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities Revenue
              Refunding, (Federal
              Express Corporation
              Project) Series 2001,
              5.000% 09/01/09........  Baa2      BBB      5,028
   2,500    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1993, (FGIC
              Insured),
              5.200% 01/01/13........  Aaa       AAA      2,609
   2,000    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1996, (MBIA
              Insured),
              5.500% 01/01/14........  Aaa       AAA      2,075
                                                       --------
                                                         26,183
                                                       --------
            TEXAS -- 9.9%
   6,000    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation - American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  B1        BB       5,685
   2,000    Arlington, Texas,
              Independent School
              District, GO, Series
              1991, (PSF-GTD),
              6.500% 08/15/03........  Aaa       NR       2,104
   1,600    Austin, Texas, Utilities
              System Revenue, Series
              1987, Prerefunded
              05/15/02 @ 100,
              8.625% 11/15/12........  Aaa       AAA      1,614

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,470    Beaumont, Texas,
              Independent School
              District GO, Series
              1996, (PSF-GTD),
              5.000% 02/15/17........  Aaa       AAA   $  2,419
   1,540    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Series 1995,
              (MBIA Insured),
              Prerefunded 05/01/05 @
              102,
              6.000% 05/01/15........  Aaa       AAA      1,681
   2,070    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Unrefunded
              Balance, Series 1995,
              (MBIA Insured),
              6.000% 05/01/15........  Aaa       AAA      2,201
   5,000    Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Utilities
              Electric Company
              Project) Series 1995B,
              AMT, Mandatory Put
              06/19/06 @ 100,
              5.050% 06/01/30........  Baa1      BBB+     4,988
   1,000    Brazos River Authority,
              Texas, Revenue
              Refunding, (Houston
              Light and Power Company
              Project) Series 1992B,
              (MBIA Insured),
              6.375% 04/01/12........  Aaa       AAA      1,041
   1,540    Comal, Texas, Independent
              School District GO,
              Series 1996A, (PSF-
              GTD), Prerefunded
              02/01/06 @ 102,
              5.600% 02/01/10........  Aaa       AAA      1,640
   4,805    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Unrefunded
              Balance, Series 1993A,
              (PSF-GTD),
              5.500% 02/15/11........  Aaa       AAA      4,918
   1,750    Dallas County, Texas, GO,
              Series 1996,
              5.250% 08/15/16........  Aaa       AAA      1,766
   6,000    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put 11/01/07
              @ 100,
              6.150% 05/01/29........  B1        BB       5,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Harris County, Texas, GO,
              Series 1984,
              7.800% 01/01/03........  Aaa       AAA   $  1,043
   3,335    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Herman
              Hospital Systems
              Project) Series 1998,
              (FSA Insured),
              5.500% 06/01/11........  Aaa       AAA      3,522
   5,000    Houston, Texas, Airport
              Systems Revenue, Series
              1998B, AMT, (FGIC
              Insured),
              5.000% 07/01/16........  Aaa       AAA      4,798
   5,000    Houston, Texas, Hotel
              Occupancy Tax and
              Special Revenue, Series
              2001B, (AMBAC Insured),
              5.250% 09/01/33........  Aaa       AAA      4,728
   5,000    Lubbock, Texas, Health
              Facilities Development
              Authority, Corporate
              Revenue, (St. Joseph
              Health Systems Project)
              Series 1998, (FSA
              Insured),
              5.000% 07/01/07........  Aaa       AAA      5,149
   4,155    McKinney, Texas,
              Independent School
              District, GO, Series
              2001, (PSF-GTD),
              5.125% 02/15/17........  Aaa       AAA      4,123
   2,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Hospital
              Revenue, (Presbyterian
              Healthcare Project)
              Series 1991A,
              6.625% 06/01/11........  Aaa       NR       2,250
   4,500    Port of Bay City
              Authority, Texas,
              Matagorda County
              Revenue, (Hoechst
              Celanese Corporation
              Project), Series 1996,
              AMT,
              6.500% 05/01/26........  Baa2      BBB      4,583
   2,500    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       NR       2,582
   3,000    San Antonio, Texas,
              Electric and Gas
              Revenue, Series 1995,
              (MBIA Insured),
              5.375% 02/01/18........  Aaa       AAA      3,012

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    San Antonio, Texas, GO,
              Series 1996,
              5.250% 08/01/15........  Aa2       AA+   $  2,016
   1,720    San Antonio, Texas, Water
              Revenue, Series 1992,
              Prerefunded 05/15/02 @
              102,
              6.500% 05/15/10........  Aaa       AAA      1,765
   2,855    Spring Branch, Texas,
              Independent School
              District GO, Series
              1995, (PSF-GTD),
              Prerefunded 02/01/05 @
              100,
              6.000% 02/01/17........  Aaa       AAA      3,048
   2,000    Texas City, Texas, IDR
              Refunding, (Atlantic
              Richfield Company
              Project) Series 1990,
              7.375% 10/01/20........  Aa2       AA+      2,447
   3,000    Texas State, GO
              Refunding, Series
              1996B, Prerefunded
              10/01/06 @ 100,
              5.750% 10/01/15........  Aa1       AAA      3,240
   1,000    Texas State, GO, Series
              1996,
              5.500% 08/01/15........  Aa1       AA       1,022
                                                       --------
                                                         85,010
                                                       --------
            UTAH -- 2.8%
   2,000    Emery County, Utah, PCR
              Refunding, (Pacificorp
              Project) Series 1993A,
              (AMBAC Insured),
              5.650% 11/01/23........  Aaa       AAA      2,016
  15,300    Murray City, Utah,
              Hospital Revenue
              Refunding, (IHC Health
              Services, Inc. Project)
              Series 1996, (MBIA
              Insured),
              5.000% 05/15/22........  Aaa       AAA     14,409
   1,875    Provo, Utah, Electric
              Revenue, Series 1980,
              10.125% 04/01/15.......  Aaa       AAA      2,513
   3,000    Salt Lake City, Utah,
              Water and Sewer
              Revenue, Series 1994,
              (AMBAC Insured),
              Prerefunded 02/01/04 @
              100,
              6.100% 02/01/14........  Aaa       AAA      3,166
   2,500    Utah, County Hospital
              Revenue, Series 1997,
              (MBIA Insured),
              5.250% 08/15/26........  Aaa       AAA      2,410
                                                       --------
                                                         24,514
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VERMONT -- 0.2%
 $ 1,985    Vermont, Municipal Bond
              Bank, Revenue, Series
              1996-1, (AMBAC
              Insured),
              5.750% 12/01/15........  Aaa       AAA   $  2,089
                                                       --------
            VIRGINIA -- 0.9%
   2,000    Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18........  Baa2      BBB      2,079
   2,830    Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa1       AAA      3,015
   1,000    Norfolk, Virginia,
              Capital Improvement GO,
              Series 1997, (FGIC
              Insured),
              5.375% 06/01/15........  Aaa       AAA      1,032
   1,600    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series 1995,
              (MBIA Insured),
              5.700% 01/01/14........  Aaa       AAA      1,652
                                                       --------
                                                          7,778
                                                       --------
            WASHINGTON -- 12.4%
  10,000    Chelan County,
              Washington, Development
              Corporation, PCR
              Refunding, (Alcoa, Inc.
              Project) Series 1995,
              5.850% 12/01/31........  A1        A+      10,122
   2,310    Chelan County,
              Washington, Public
              Utilities District
              Division III, Revenue,
              Series 1997A, AMT,
              Mandatory Put
              07/01/09 @ 100,
              5.600% 07/01/32........  Aa2       AA       2,219
   2,480    Clark County, Washington,
              Sewer Revenue, Series
              1996, (MBIA Insured),
              Prerefunded 12/01/06 @
              100,
              5.800% 12/01/11........  Aaa       AAA      2,691
   1,035    King County, Washington,
              Library Systems GO,
              Series 1992,
              6.150% 12/01/10........  Aa3       NR       1,104

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 2,000    King County, Washington,
              School District Number
              415, GO, Series 1996,
              (FSA Insured),
              Prerefunded
              06/01/06 @ 100,
              5.800% 06/01/13........  Aaa       AAA   $  2,157
   3,000    King County, Washington,
              Sewer GO Refunding,
              Series 1996C,
              5.250% 01/01/17........  Aa1       AA+      3,012
  11,140    Pilchuck, Washington,
              Public Development
              Corporation, Special
              Airport Facilities
              Revenue, (Tramco Inc.
              Project) Series 1993,
              AMT,
              6.000% 08/01/23........  Baa1      BBB+    10,666
   2,405    Port Seattle, Washington,
              GO, Series 2000, AMT,
              6.000% 12/01/11........  Aa1       AA+      2,560
   1,600    Seattle, Washington, GO
              Refunding, Series 1993,
              5.650% 01/01/20........  Aa3       AA       1,617
   4,365    Seattle, Washington, GO,
              Series 1996A,
              5.625% 01/15/10........  Aa1       AAA      4,541
   1,795    Seattle, Washington, GO,
              Series 1997,
              5.300% 08/01/17........  Aa1       AAA      1,808
   2,530    Seattle, Washington,
              Municipal Light and
              Power Revenue, Series
              1994, Prerefunded
              07/01/04 @ 102,
              6.625% 07/01/16........  Aa3       A+       2,773
   6,100    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series 1993,
              5.500% 06/01/18........  Aa2       AA       6,151
   1,525    Skagit County,
              Washington, School
              District Number 320, GO
              Refunding, Series 1996,
              (FGIC Insured),
              5.500% 12/01/12........  Aaa       AAA      1,572
   2,000    Tacoma, Washington,
              Conservation Systems
              Project Revenue, Series
              1994,
              6.600% 01/01/15........  Aa1       AA-      2,142
   2,000    Tacoma, Washington,
              Electric System
              Revenue, Series 1997,
              (AMBAC Insured),
              5.250% 01/01/15........  Aaa       AAA      2,026
  12,700    Washington State, GO,
              Series 1990A,
              6.750% 02/01/15........  Aa1       AA+     14,918

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,155    Washington State, GO,
              Series 1992A,
              6.250% 02/01/11........  Aa1       AA+   $  1,287
  17,845    Washington State, GO,
              Series 2000A,
              5.625% 07/01/21........  Aa1       AA+     18,286
   2,955    Washington State, GO,
              Unrefunded Balance,
              Series 1992-93A,
              5.750% 10/01/12........  Aa1       AA+      3,218
   3,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993B, (FSA
              Insured),
              5.400% 07/01/05........  Aaa       AAA      3,160
   5,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1996A, (MBIA
              Insured),
              5.750% 07/01/11........  Aaa       AAA      5,309
   1,400    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 1)
              Series 1990,
              7.250% 07/01/09........  Aa1       AA-      1,590
   1,600    Washington State, Public
              Power Supply Systems
              Revenue, (Nuclear
              Project Number 2)
              Series 1990,
              7.250% 07/01/06........  Aa1       AA-      1,788
                                                       --------
                                                        106,717
                                                       --------
            WEST VIRGINIA -- 0.5%
   1,450    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/07........  Aaa       AAA      1,640
   1,560    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/08........  Aaa       AAA      1,789
   1,000    West Virginia University,
              State University
              Systems Revenue,
              (Marshall University
              Library Project) Series
              1996, (AMBAC Insured),
              5.750% 04/01/16........  Aaa       AAA      1,036
                                                       --------
                                                          4,465
                                                       --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            WISCONSIN -- 3.3%
 $ 3,000    Menomonee Falls,
              Wisconsin, Sewer
              Systems Revenue, Series
              1996A, (AMBAC Insured),
              5.650% 05/01/16........  Aaa       AAA   $  3,083
   2,170    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999A,
              5.350% 07/01/15........  Baa3      NR       1,924
   4,500    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999B,
              5.500% 07/01/15........  Baa3      NR       4,048
   1,000    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.800% 11/01/08........  Aa3       AA       1,089
  11,000    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Inc. Project)
              Series 1999A,
              5.600% 02/15/29........  NR        BBB+     9,929
   3,500    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Project) Series
              1999B,
              5.500% 02/15/15........  NR        BBB+     3,347
   5,500    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Project) Series
              1999B,
              5.625% 02/15/20........  NR        BBB+     5,076
                                                       --------
                                                         28,496
                                                       --------
            WYOMING -- 1.5%
   2,300    Campbell County, Wyoming,
              School District Number
              001-Gillette, GO,
              Series 1996, (SCH BD
              GTY),
              5.550% 06/01/06........  Aaa       AAA      2,440
  10,000    Wyoming, Student Loan
              Corporation, Revenue
              Refunding, Series
              1999A,
              6.250% 06/01/29........  NR        AA      10,366
                                                       --------
                                                         12,806
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $816,913).......................   842,737
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 136

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




 SHARES                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.5%
              (Cost: $13,373)
  13,373    Nations Tax Exempt Fund, Primary A Class#................   $ 13,373
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $830,286).................................   98.8%   856,110
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................    1.2%
            Receivable for Fund shares sold..........................   $    849
            Dividends receivable.....................................         20
            Interest receivable......................................     13,973
            Payable for Fund shares redeemed.........................       (493)
            Investment advisory fee payable..........................       (260)
            Administration fee payable...............................       (148)
            Shareholder servicing and distribution fees payable......        (19)
            Distributions payable....................................     (3,462)
            Accrued Trustees' fees and expenses......................        (49)
            Accrued expenses and other liabilities...................       (197)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................     10,214
                                                                        --------
            NET ASSETS........................................  100.0%  $866,324
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $  1,982
            Accumulated net realized loss on investments sold........     (1,242)
            Net unrealized appreciation of investments...............     25,824
            Paid-in capital..........................................    839,760
                                                                        --------
            NET ASSETS...............................................   $866,324
                                                                        ========

                                                                         VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($805,148,722 / 74,310,813 shares outstanding).........     $10.83
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($50,764,581 / 4,686,859 shares outstanding)...........     $10.83
                                                                        ========

            Maximum sales charge.....................................      4.75%
            Maximum offering price per share.........................     $11.37

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($9,115,744 / 841,492 shares outstanding)..............     $10.83
                                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($1,294,487 / 119,472 shares outstanding)..............     $10.84
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   MBIA                                                                   12.39%

Nations Municipal Income Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Pre-Refunded                                                           17.68%
   Industrial Development Revenue/
     Pollution Control Revenue                                            10.18%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.2%
            CALIFORNIA -- 90.8%
 $2,000     ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, AMT,
              (GTY-AGMT), Mandatory
              Put 8/15/08 @ 100,
              6.400% 08/15/30......  Baa3      BBB-    $  2,156
  3,000     Alameda County,
              California,
              Certificates of
              Participation,
              Refunding, (Santa
              Rita Jail Project)
              Series 1993, (MBIA
              Insured), Prerefunded
              12/01/03 @ 102,
              5.700% 12/01/14......  Aaa       AAA        3,210
  5,000     Beverly Hills,
              California, Public
              Financing Authority,
              Lease Revenue,
              (Capital Imports
              Project) Series
              1998A,
              5.000% 06/01/23......  Aa3       AA         4,816
  1,185     Bodega Bay, California,
              Fire Protection
              District,
              Certificates of
              Participation, (Fire
              Station Project)
              Series 1996,
              6.450% 10/01/31......  NR        BBB        1,240
  3,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Cedars-Sinai Medical
              Center) Series 1999A,
              6.125% 12/01/19......  A3        NR         3,166
  3,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Kaiser Permanente
              Project) Series
              1998A, (FSA Insured),
              5.000% 06/01/24......  Aaa       AAA        2,857
  2,000     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1994F-3, AMT,
              (MBIA/FHA/VA
              Insured),
              6.100% 08/01/15......  Aaa       AAA        2,033

PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,750     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I, AMT,
              (MBIA Insured),
              5.650% 08/01/17......  Aaa       AAA     $  2,804
  2,740     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I, AMT,
              (MBIA Insured),
              5.750% 02/01/29......  Aaa       AAA        2,766
  9,690     California Housing
              Finance Agency,
              Revenue, Series
              2001M, AMT, (FSA
              Insured),
              6.262%& 08/01/32.....  Aaa       AAA        1,493
  2,050     California Housing
              Finance Agency,
              Single-Family
              Mortgage Revenue,
              Series 1997B-3, Class
              I, AMT, (FHA
              Insured),
              5.400% 08/01/28......  Aaa       AAA        2,005
  1,500     California
              Infrastructure &
              Economic Development
              Bank Revenue, (Kaiser
              Hospital Assistant
              I-LLC Project) Series
              2001A,
              5.550% 08/01/31......  NR        A          1,469
  1,000     California Pollution
              Control Financing
              Authority, PCR,
              (Southern California
              Edison Company
              Project) Series
              1992B, AMT,
              6.400% 12/01/24......  Ba2       BB           946
  3,000     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley
              Project) Series
              1993L,
              5.700% 12/01/16......  Aa2       AA         3,138
  3,500     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley
              Project) Series
              1997S,
              5.000% 12/01/17......  Aa2       AA         3,485
  2,000     California State, GO,
              (For Previous
              Veterans Project)
              Series 2000BJ, AMT,
              5.650% 12/01/24......  A1        AA-        1,963
  2,000     California State, GO,
              Series 2000,
              5.250% 09/01/24......  A1        A+         1,949

                       SEE NOTES TO FINANCIAL STATEMENTS.
 138

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     California State, GO,
              Series 2000,
              5.625% 05/01/26......  A1        A+      $  3,076
  4,000     California State,
              Public Works Board,
              Lease Revenue,
              (Department of
              Corrections State
              Prison Project)
              Series 1993E,
              5.500% 06/01/19......  A2        A          4,034
  1,500     California Statewide
              Communities
              Development
              Authority, Revenue
              Certificates of
              Participation, Series
              1993,
              5.400% 11/01/15......  A3        NR         1,510
  4,000     California, Statewide
              Communities
              Development
              Authority, Apartment
              Development Revenue
              Refunding, (Irvine
              Apartment Communities
              Project) Series
              1998A-4, Mandatory
              Put 05/15/13 @ 100,
              5.250% 05/15/25......  Baa2      BBB        4,000
  3,000     California, Statewide
              Communities
              Development
              Authority, Revenue,
              Certificates of
              Participation, (John
              Muir/Mount Diablo
              Health Systems
              Project) Series 1997,
              (MBIA Insured),
              5.125% 08/15/17......  Aaa       AAA        3,014
  1,500     Caochella Valley,
              California, Park and
              Recreation District
              Improvement Board
              Revenue Refunding,
              (Reassessment
              District 94-1-INDIO
              Project) Series 1994,
              (MBIA Insured),
              Prerefunded 09/02/04
              @ 102,
              6.200% 09/02/16......  Aaa       AAA        1,652
  1,000     Castaic Lake Water
              Agency, California,
              Revenue, Certificates
              of Participation,
              Series 2001A, (MBIA
              Insured),
              5.000% 08/01/29......  Aaa       AAA          951

PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,615     Central Valley
              Financing Authority,
              California,
              Cogeneration Project
              Revenue Refunding,
              (Carson Ice-General
              Project) Series 1998,
              (MBIA Insured),
              5.250% 07/01/12......  Aaa       AAA     $  1,695
  3,000     Central Valley,
              California, Financing
              Authority, Revenue,
              (Carson Ice Project)
              Series 1993,
              6.000% 07/01/09......  NR        BBB        3,100
    465     Chino, California,
              Unified School
              District,
              Certificates of
              Participation, (Land
              Acquisition Project)
              Series 1994A, (FSA
              Insured), Prerefunded
              09/01/04 @ 102,
              6.600% 09/01/14......  Aaa       AAA          516
  1,250     Del Mar, California,
              Race Track Authority,
              Revenue Refunding,
              Series 1996,
              6.000% 08/15/06......  NR        NR         1,292
  1,400     Del Mar, California,
              Race Track Authority,
              Revenue Refunding,
              Series 1996,
              6.000% 08/15/08......  NR        NR         1,475
  1,000     Del Mar, California,
              Race Track Authority,
              Revenue Refunding,
              Series 1996,
              6.200% 08/15/11......  NR        NR         1,053
  2,000     East Bay Municipal
              Utilities District,
              California, Water
              Systems Revenue
              Refunding, Series
              1996, (FGIC Insured),
              5.000% 06/01/16......  Aaa       AAA        2,008
  2,750     East Bay Municipal
              Utilities District,
              California, Water
              Systems Revenue,
              Series 2001, (MBIA
              Insured),
              5.000% 06/01/26......  Aaa       AAA        2,642
  1,000     Eastern Municipal Water
              District, California,
              Water and Sewer
              Certificates of
              Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12......  Aaa       AAA        1,193

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,500     Elsinore Valley
              Municipal Water
              District, California,
              Certificates of
              Participation
              Refunding, Series
              1992A, (FGIC
              Insured),
              6.000% 07/01/12......  Aaa       AAA     $  1,699
    925     Emeryville, California,
              Public Financing
              Authority, Revenue,
              Unrefunded Balance,
              (Redevelopment
              Project) Series
              1993A,
              6.500% 05/01/21......  NR        BBB+         942
  1,500     Escondido JT Powers
              Financing Authority,
              California, Lease
              Revenue, (California
              Center for the Arts
              Project) Series 1995,
              (AMBAC Insured),
              6.000% 09/01/18......  Aaa       AAA        1,623
  2,000     Foothill/Eastern
              Corridor Agency,
              California, Toll Road
              Revenue Refunding,
              Series 1999,
              5.750% 01/15/40......  Baa3      BBB-       1,966
  2,000     Foothill/Eastern
              Corridor Agency,
              California, Toll Road
              Revenue Refunding,
              Series 1999, (MBIA
              Insured),
              5.125% 01/15/15......  Aaa       AAA        2,049
  1,965     Fremont, California,
              Public Financing
              Authority, Revenue,
              (Local Improvement
              District 39R Project)
              Series 1996,
              6.000% 09/01/11......  NR        NR         2,012
  5,000     Fresno, California,
              Sewer Revenue, Series
              1993A-1, (AMBAC
              Insured),
              6.250% 09/01/14......  Aaa       AAA        5,763
  1,000     Industry California
              Urban Development
              Agency, Tax
              Allocation Refunding,
              (Transportation
              Distribution Project)
              Series 1992-3,
              6.900% 11/01/16......  NR        A-         1,041

PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     Inland Empire,
              California, Solid
              Waste Authority,
              Revenue, (Landfill
              Improvement Financing
              Project) Series
              1996B, AMT, (FSA
              Insured),
              6.250% 08/01/11......  Aaa       AAA     $  2,221
  1,995     Lafayette, California,
              GO, Series 2002,
              5.125% 07/15/25......  NR        AA         1,935
  3,050     Larkspur, California,
              School District GO,
              Series 2000A,
              5.250% 08/01/25......  Aa3       AA         3,025
  3,000     Long Beach, California,
              Harbor Revenue,
              Series 2000A, AMT,
              5.375% 05/15/24......  Aa3       AA-        2,945
  3,500     Los Angeles County,
              California,
              Metropolitan
              Transportation
              Authority, Sales Tax
              Revenue, Series
              2000A, (FGIC
              Insured),
              5.250% 07/01/30......  Aaa       AAA        3,449
  3,000     Los Angeles,
              California,
              Convention and
              Exhibition Center
              Authority, Lease
              Revenue Refunding,
              Series 1993A,
              (MBIA-IBC Insured),
              6.000% 08/15/10......  Aaa       AAA        3,362
  3,000     Los Angeles,
              California,
              Department of Water
              and Power, Waterworks
              Revenue, Series
              2001A,
              5.125% 07/01/41......  Aa3       AA         2,837
  2,000     Los Angeles,
              California, GO,
              Series 1999B,
              5.250% 09/01/14......  Aa2       AA         2,081
  3,750     Los Angeles,
              California, Parking
              Revenue, Series
              1999A, (AMBAC
              Insured),
              5.250% 05/01/29......  Aaa       AAA        3,702
  1,680     Metropolitan Water
              District of Southern
              California,
              Waterworks Revenue
              Refunding, Series
              1993A,
              5.750% 07/01/21......  Aa2       AA         1,811
  1,320     Metropolitan Water
              District of Southern
              California,
              Waterworks Revenue,
              Series 1993A,
              5.750% 07/01/21......  Aa2       AA         1,424

                       SEE NOTES TO FINANCIAL STATEMENTS.
 140

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     Metropolitan Water
              District, Southern
              California,
              Waterworks Revenue,
              Series 1997A,
              5.000% 07/01/26......  Aa2       AA      $  1,905
  2,000     Monterey County,
              California,
              Certificates of
              Participation, Series
              2001,
              5.000% 08/01/32......  Aaa       NR         1,891
  1,000     Natomas, California,
              Unified School
              District, GO, Series
              1993A, (MBIA
              Insured),
              5.750% 09/01/17......  Aaa       AAA        1,024
  2,500     Northridge Water
              District, California,
              Revenue, Certificates
              of Participation,
              Series 1996, (AMBAC
              Insured),
              5.250% 02/01/18......  Aaa       AAA        2,524
  2,095     Oak Park, California,
              Unified School
              District, GO, Series
              2000, (FSA Insured),
              5.184%& 05/01/14.....  Aaa       AAA        1,129
  1,000     Oakland, California,
              State Building
              Authority, Lease
              Revenue, (Elihu M.
              Harris Project)
              Series 1998A, (AMBAC
              Insured),
              5.000% 04/01/17......  Aaa       AAA          997
  1,500     Orange County,
              California, Airport
              Revenue Refunding,
              Series 1997, AMT,
              (MBIA Insured),
              5.500% 07/01/10......  Aaa       AAA        1,588
  2,500     Pasadena, California,
              Community Development
              Commission, Multi-
              Family Housing
              Revenue, (Civic
              Center Project)
              Series 1991A, AMT,
              (FSA Insured),
              6.400% 12/01/12......  Aaa       AAA        2,570
  5,000     Port Oakland,
              California, Port
              Revenue Refunding,
              Series 1997H, AMT,
              (MBIA Insured),
              5.500% 11/01/15......  Aaa       AAA        5,175

PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,500     Poway, California,
              Certificates of
              Participation
              Refunding,
              (Poinsettia
              Mobilehome Park
              Project) Series 1992,
              (FSA Insured),
              6.375% 06/01/18......  Aaa       AAA     $  2,567
  2,000     Rancho, California,
              Water District,
              Financing Authority,
              Revenue Refunding,
              Series 1995, (FGIC
              Insured),
              5.900% 11/01/15......  Aaa       AAA        2,158
  1,300     Riverside, California,
              Unified School
              District Election,
              GO, Series 2002A,
              (FGIC Insured),
              5.000% 02/01/27......  Aaa       AAA        1,248
  2,000     Sacramento County,
              California, Financing
              Authority, Revenue,
              Series 2001,
              5.000% 12/01/26......  Aaa       AAA        1,920
  2,000     Sacramento County,
              California,
              Sanitation District
              Financing Authority,
              Revenue, Series 1993,
              Prerefunded 12/01/18
              @ 100,
              4.750% 12/01/23......  Aaa       AA         1,926
  1,000     Sacramento, California,
              Municipal Utility
              District Electric
              Revenue Refunding,
              Series 2001P, (FSA
              Insured),
              5.250% 08/15/20......  Aaa       AAA        1,006
  2,900     Sacramento, California,
              Power Authority
              Revenue,
              (Cogeneration
              Project) Series 1995,
              5.875% 07/01/15......  NR        BBB-       3,005
  2,000     San Diego, California,
              Special Tax,
              Community Facilities
              District No. 1,
              Series 1995B,
              Prerefunded 09/01/05
              @ 102,
              7.000% 09/01/15......  NR        NR         2,288
  2,000     San Francisco Bay Area,
              California, Rapid
              Transportation
              District, Sales Tax
              Revenue, Series 2001,
              (AMBAC Insured),
              5.000% 07/01/26......  Aaa       AAA        1,921

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,250     San Francisco,
              California, City and
              County Airport
              Commission,
              International Airport
              Revenue Refunding,
              Series 2001-27B,
              (FGIC Insured),
              5.000% 05/01/21......  Aaa       AAA     $  2,185
  3,000     San Francisco,
              California, City and
              County Airport
              Commission,
              International Airport
              Revenue, Series
              1996-2-10A, AMT,
              (MBIA Insured),
              5.700% 05/01/26......  Aaa       AAA        3,033
  1,750     San Joaquin County,
              California,
              Certificates of
              Participation,
              (Capital Facilities
              Project) Series 1993,
              (MBIA Insured),
              5.500% 11/15/13......  Aaa       AAA        1,904
  3,670     San Jose Redevelopment
              Agency, California,
              Tax Allocation,
              (Merged Area
              Redevelopment
              Project) Series 1993,
              (MBIA Insured),
              6.000% 08/01/15......  Aaa       AAA        4,131
  1,000     San Juan, California,
              M-S-R Public Power
              Agency, Revenue
              Refunding, (San Juan
              Project) Series
              2001I, (MBIA
              Insured),
              5.000% 07/01/12......  Aaa       AAA        1,039
  2,000     San Mateo County,
              California, JT Powers
              Authority, Lease
              Revenue, (Capital
              Project) Series
              1997A, (FSA Insured),
              5.125% 07/15/32......  Aaa       AAA        1,931
  2,000     Saratoga, California,
              GO, (Saratoga
              Community Library
              Project), Series
              2001, (MBIA Insured),
              5.250% 08/01/31......  Aaa       AAA        1,970
  1,000     Southern California
              Rapid Transit
              District,
              Certificates of
              Participation,
              (Workers Compensation
              Fund Project) Series
              1990, (MBIA Insured),
              6.000% 07/01/10......  Aaa       AAA        1,023

PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $4,000     Southern California,
              Public Power
              Authority, Power
              Revenue, Series 1989,
              6.750% 07/01/13......  A2        A       $  4,714
  2,400     Tahoe Truckee,
              California, Unified
              School District, GO,
              District No. 2,
              Series 1999A, (FGIC
              Insured),
              5.822%& 08/01/24.....  Aaa       AAA          666
  1,780     Tahoe Truckee,
              California, Unified
              School District, GO,
              Series 1999A, (FGIC
              Insured),
              5.802%& 08/01/23.....  Aaa       AAA          525
  1,000     Torrance, California,
              Hospital Revenue,
              (Torrance Memorial
              Medical Center
              Project) Series
              2001A,
              5.500% 06/01/31......  A1        A+           951
  1,220     Union City, California,
              Community
              Redevelopment Agency,
              Tax Allocation,
              (Community
              Redevelopment
              Project) Series 1993,
              (AMBAC Insured),
              5.850% 10/01/23......  Aaa       AAA        1,254
  4,000     University of
              California, Hospital
              Revenue, (University
              of California Medical
              Center Project)
              Series 1996, (AMBAC
              Insured),
              5.750% 07/01/24......  Aaa       AAA        4,138
  3,000     University of
              California, Hospital
              Revenue, (University
              of California Medical
              Center Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 07/01/26......  Aaa       AAA        3,146
  3,000     West Covina,
              California,
              Redevelopment Agency,
              Community Facilities
              District Special Tax,
              Refunding, (Fashion
              Plaza Project) Series
              1996,
              6.000% 09/01/17......  NR        AA         3,269
  1,025     Westwood, California,
              Unified School
              District, GO, Series
              1996,
              6.500% 08/01/21......  NR        BBB        1,062
                                                       --------
                                                        194,377
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 142

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                            MOODY'S    S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            PUERTO RICO -- 6.4%
 $3,000     Puerto Rico
              Commonwealth, GO,
              Public Improvement,
              Series 2001A,
              5.375% 07/01/28......  Baa1      A       $  2,972
  1,500     Puerto Rico,
              Commonwealth
              Infrastructure
              Financing Authority,
              Special Obligation,
              Series 2000A,
              5.500% 10/01/32......  Aaa       AAA        1,538
  4,000     Puerto Rico, Electric
              Power Authority,
              Power Revenue, Series
              2000HH, (FSA
              Insured),
              5.250% 07/01/29......  Aaa       AAA        3,994
  5,000     Puerto Rico, Electric
              Power Authority,
              Revenue,
              6.000% 07/01/14......  Baa1      A-         5,286
                                                       --------
                                                         13,790
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $201,202).......................   208,167
                                                       --------

 SHARES                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 3.8%
              (Cost: $8,157)
   8,157    Nations Tax Exempt Fund, Primary A Class#................   $  8,157
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $209,359*)................................  101.0%   216,324
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................   (1.0)%
            Cash.....................................................   $      1
            Receivable for Fund shares sold..........................        187
            Dividends receivable.....................................          9
            Interest receivable......................................      2,821
            Payable for Fund shares redeemed.........................     (4,526)
            Investment advisory fee payable..........................        (48)
            Administration fee payable...............................        (37)
            Shareholder servicing and distribution fees payable......        (41)
            Distributions payable....................................       (478)
            Accrued Trustees' fees and expenses......................        (38)
            Accrued expenses and other liabilities...................        (81)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................     (2,231)
                                                                        --------
            NET ASSETS........................................  100.0%  $214,093
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    567
            Accumulated net realized loss on investments sold........        (74)
            Net unrealized appreciation of investments...............      6,965
            Paid-in capital..........................................    206,635
                                                                        --------
            NET ASSETS...............................................   $214,093
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                       VALUE
---------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($57,803,451 / 7,942,173 shares
              outstanding).........................       $7.28
                                                     ==========
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($145,567,310 / 19,969,549
              shares outstanding)..................       $7.29
                                                     ==========

            Maximum sales charge...................       4.75%
            Maximum offering price per share.......       $7.65

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($7,457,820 / 1,022,621
              shares outstanding)..................       $7.29
                                                     ==========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($3,264,623 / 449,259 shares
              outstanding).........................       $7.27
                                                     ==========

---------------
 *Federal income tax information (see Note 7).
**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
 &Zero coupon security. The rate shown reflects the yield to maturity at
  March 31, 2002.
&&Floating rate note. The interest rate shown reflects the rate in effect at
  March 31, 2002.
 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   AMBAC                                                                  12.67%
   MBIA                                                                   16.79%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Water Revenue                                                          15.00%
   Lease Revenue                                                          13.70%
   Electric Revenue                                                       11.14%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 144

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.9%
            FLORIDA -- 91.2%
 $2,000     Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Hospital at
              the University of
              Florida Project)
              Series 1992, (MBIA
              Insured),
              6.100% 12/01/05.......  Aaa       AAA    $  2,052
  1,000     Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project)
              Series 1998A,
              5.100% 09/01/12.......  Baa2      BBB         998
  1,000     Bay Medical Center,
              Florida, Hospital
              Revenue Refunding,
              (Bay Medical Center
              Project) Series 1996,
              (AMBAC Insured),
              5.000% 10/01/05.......  Aaa       AAA       1,049
  2,000     Bay Medical Center,
              Florida, Hospital
              Revenue Refunding,
              (Bay Medical Center
              Project) Series 1996,
              (AMBAC Insured),
              5.450% 10/01/12.......  Aaa       AAA       2,088
  1,470     Boca Raton, Florida, GO,
              Series 2000,
              5.000% 07/01/13.......  Aaa       AAA       1,512
  2,000     Boca Raton, Florida,
              Water and Sewer
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/04.......  Aa1       AA+       2,047
  1,000     Brevard County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Wuesthoff
              Memorial Hospital
              Project) Series 1996,
              (MBIA Insured),
              6.250% 04/01/06.......  Aaa       AAA       1,089
  2,000     Broward County, Florida,
              Solid Waste Systems
              Revenue, Series 1993A,
              (MBIA Insured),
              5.500% 07/01/04.......  Aaa       AAA       2,100
  2,275     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series
              1998, (FGIC Insured),
              4.964%& 12/01/11......  Aaa       AAA       1,416

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series
              1998, (FGIC Insured),
              5.174%& 12/01/13......  Aaa       AAA    $    551
  3,000     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue,
              Series 1993, (AMBAC
              Insured),
              5.000% 12/01/02.......  Aaa       AAA       3,062
  2,250     Collier County, Florida,
              Housing Finance
              Authority,
              Multi-Family Housing
              Revenue, (Goodlette
              Arms Project) Series
              2002A-1, (FNMA COLL),
              Mandatory Put 02/15/12
              @ 100,
              4.900% 02/15/32.......  Aaa       NR        2,252
  1,000     Collier County, Florida,
              Water and Sewer
              District, Revenue,
              Series 1992, (FGIC
              Insured), Prerefunded
              07/01/02 @ 102,
              6.375% 07/01/10.......  Aaa       AAA       1,032
  1,000     Dade County, Florida,
              Aviation Revenue
              Refunding, Series
              1994B, AMT, (AMBAC
              Insured),
              6.300% 10/01/05.......  Aaa       AAA       1,083
  3,650     Dade County, Florida,
              Aviation Revenue,
              (Miami International
              Airport Project)
              Series 1997B, AMT,
              (FSA Insured),
              5.000% 10/01/06.......  Aaa       AAA       3,770
  2,000     Delray Beach, Florida,
              Water and Sewer
              Revenue Refunding,
              Series 1993A, (AMBAC
              Insured),
              5.000% 10/01/02.......  Aaa       AAA       2,031
  1,000     Delray Beach, Florida,
              Water and Sewer
              Revenue Refunding,
              Series 1993A, (AMBAC
              Insured),
              5.000% 10/01/03.......  Aaa       AAA       1,037
  1,565     Dunes, Florida,
              Community Development
              District, Revenue
              Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.300% 10/01/03.......  NR        BBB       1,611

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,900     Dunes, Florida,
              Community Development
              District, Revenue
              Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.400% 10/01/04.......  NR        BBB    $  1,973
  1,770     Duval County, Florida,
              Housing Finance
              Authority,
              Multi-Family Mortgage
              Revenue Refunding,
              (The Cove Project)
              Series 1992,
              6.100% 10/01/02.......  NR        AAA       1,804
  1,935     Escambia County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program) Series 2000A,
              AMT, (MBIA/FHA/VA
              Insured),
              6.300% 10/01/20.......  Aaa       NR        2,038
  1,700     Escambia County,
              Florida, Utilities
              Authority, Systems
              Revenue, Series 1996,
              (FGIC Insured),
              5.625% 01/01/21.......  Aaa       AAA       1,732
  4,000     Florida State, Board of
              Education, Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20.......  Aaa       AAA       3,886
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08.......  Aa2       AA+       1,044
  3,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1995A,
              5.500% 06/01/14.......  Aa2       AA+       3,082
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1992C, Prerefunded
              06/01/02 @ 101,
              6.500% 06/01/11.......  Aaa       AAA       1,018
  4,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1993D,
              5.200% 06/01/11.......  Aa2       AA+       4,141

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18.......  Aa2       AA+    $  1,948
  1,500     Florida State,
              Department of
              Transportation GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26.......  Aa2       AA+       1,503
  1,000     Florida State, Division
              of Bond Financing,
              Department of General
              Services Revenue,
              (Department of Natural
            Resources - Preservation
              2000 Project) Series
              1992A, (AMBAC
              Insured), Prerefunded
              07/01/02 @ 101,
              6.250% 07/01/06.......  Aaa       AAA       1,021
  5,495     Florida State, Division
              of Bond Financing,
              Department of General
              Services Revenue,
              (Department of Natural
            Resources - Preservation
              2000 Project) Series
              1993A, (FSA Insured),
              Prerefunded 07/01/03 @
              101,
              5.300% 07/01/06.......  Aaa       AAA       5,744
  3,300     Florida, Capital Trust
              Agency, Multi-Family
              Housing Revenue,
              (Shadow Run Project)
              Series 2000A, (FNMA
              COLL), Mandatory Put
              11/01/10 @ 100,
              5.150% 11/01/30.......  Aaa       NR        3,316
  2,000     Florida, Greater Orlando
              Aviation Authority,
              Revenue Refunding,
              Series 1992B, (FGIC
              Insured),
              6.200% 10/01/03.......  Aaa       AAA       2,082
  4,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03
              @ 100,
              7.000% 12/01/24.......  NR        BBB+      4,153

                       SEE NOTES TO FINANCIAL STATEMENTS.
 146

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty
              Trust - Andover
              Project) Series 1996E,
              AMT, Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26.......  NR        BBB+   $  1,042
    720     Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              5.875% 11/01/05.......  NR        BBB-        727
  1,000     Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              6.400% 11/01/15.......  NR        BBB-      1,013
  2,150     Florida, Housing Finance
              Corporation, Revenue,
              (Homeowner Mortgage
              Project) Series
              1998-1, (MBIA
              Insured),
              4.950% 07/01/11.......  Aaa       AAA       2,183
  3,000     Florida, Orlando and
              Orange County
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC Insured),
              5.000% 07/01/03.......  Aaa       AAA       3,094
  1,000     Florida, Ports Financing
              Commission, Revenue,
              (State Transportation
              Trust Fund Project)
              Series 1996, AMT,
              (MBIA Insured),
              5.375% 06/01/16.......  Aaa       AAA       1,004
  1,000     Gainesville, Florida,
              Utility Systems
              Revenue, Series 1996A,
              5.750% 10/01/07.......  Aa3       AA        1,082
  2,000     Greater Orlando,
              Aviation Authority,
              Revenue Refunding,
              Series 1992D, (AMBAC
              Insured),
              5.600% 10/01/02.......  Aaa       AAA       2,036
  1,375     Hialeah, Florida,
              Capital Improvement
              Revenue, Series 1993,
              5.500% 10/01/18.......  Baa1      NR        1,349

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,170     Hillsborough County,
              Florida, Aviation
              Authority, Revenue
              Refunding, (Tampa
              International Airport
              Project) Series 1997A,
              AMT, (AMBAC Insured),
              5.750% 10/01/07.......  Aaa       AAA    $  3,371
  1,000     Hillsborough County,
              Florida, Capital
              Improvement Revenue
              Refunding, (County
              Center Project) Series
              1996B, (MBIA Insured),
              5.000% 07/01/11.......  Aaa       AAA       1,025
  2,640     Hillsborough County,
              Florida,
              Environmentally
              Sensitive Lands,
              Special Tax, Series
              1992, (AMBAC Insured),
              Prerefunded 07/01/02 @
              102,
              6.250% 07/01/06.......  Aaa       AAA       2,723
  1,500     Indian River County,
              Florida, School
              District, GO
              Refunding, Series
              1993, (FSA Insured),
              5.000% 04/01/03.......  Aaa       AAA       1,542
  1,800     Indian River County,
              Florida, School
              District, GO
              Refunding, Series
              1993, (FSA Insured),
              5.000% 04/01/04.......  Aaa       AAA       1,871
  1,750     Indian River County,
              Florida, School
              District, GO
              Refunding, Series
              1993, (FSA Insured),
              5.100% 04/01/05.......  Aaa       AAA       1,812
  1,000     Indian River County,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1993A, (FGIC Insured),
              5.200% 09/01/05.......  Aaa       AAA       1,055
  1,800     Jacksonville, Florida,
              Economic Development
              Communities Health
              Care Facilities
              Revenue, (Mayo Clinic
              Jacksonville Project)
              Series 2001A,
              5.500% 11/15/36.......  VMIG1     AA        1,737
  2,000     Jacksonville, Florida,
              Electric Systems
              Authority, Revenue
              Refunding, Series
              1995-11,
              5.375% 10/01/15.......  Aa2       AA        2,030

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Jacksonville, Florida,
              Electric Systems
              Authority, Revenue,
              Series 1993A,
              5.200% 10/01/02.......  Aa2       AA     $  1,017
  1,000     Jacksonville, Florida,
              Excise Tax Revenue
              Refunding, Series
              1995A, (FGIC Insured),
              5.000% 10/01/09.......  Aaa       AAA       1,045
  4,200     Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, Series 1997B,
              5.400% 08/15/18.......  Aaa       NR        4,300
  1,000     Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1990, (AMBAC
              Insured),
              4.545%& 10/01/09......  Aaa       AAA         714
  2,000     Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1992,
              5.625% 10/01/04.......  A1        AA-       2,126
  2,025     Marion County, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1999,
              5.250% 10/01/11.......  A2        NR        2,040
  1,500     Miami Beach, Florida, GO
              Refunding, Series
              1993, (FGIC Insured),
              5.300% 09/01/03.......  Aaa       AAA       1,559
  1,810     Miami Beach, Florida,
              Water and Sewer
              Revenue, Series 1995,
              (FSA Insured),
              5.375% 09/01/15.......  Aaa       AAA       1,850
  2,000     Miami, Florida, GO
              Refunding, Series
              1992, (FGIC Insured),
              5.600% 12/01/03.......  Aaa       AAA       2,100
  1,500     Miami-Dade County,
              Florida, Aviation
              Revenue Refunding,
              Series 1998A, AMT,
              5.250% 10/01/07.......  Aaa       AAA       1,563
  5,365     Miami-Dade County,
              Florida, Special
              Obligation Revenue
              Refunding, Series
              1997A, (MBIA Insured),
              5.693%& 10/01/19......  Aaa       AAA       2,009

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Naples, Florida, Water
              and Sewer Revenue
              Refunding, Series
              1992, (FGIC Insured),
              6.400% 09/01/07.......  Aaa       AAA    $  1,037
  1,000     Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier Inc. Project)
              Series 1992,
              6.250% 06/01/10.......  Baa2      BBB-      1,003
  1,375     Orange County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Lakeside
              Alternatives, Inc.
              Project) Series 1995,
              6.250% 07/01/05.......  NR        BBB       1,431
  4,640     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project)
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/08.......  Aaa       AAA       5,190
  1,405     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993A, (MBIA
              Insured),
              5.400% 11/01/02.......  Aaa       AAA       1,434
  2,800     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993B, (MBIA
              Insured),
              4.400% 10/01/02.......  Aaa       AAA       2,834
  1,445     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16.......  Aaa       AAA       1,654
    555     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16.......  Aaa       AAA         629
  1,520     Orange County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, Series 1997A,
              AMT, (GNMA/FNMA COLL),
              5.900% 09/01/19.......  NR        AAA       1,554

                       SEE NOTES TO FINANCIAL STATEMENTS.
 148

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $8,000     Orange County, Florida,
              Tourist Development
              Tax Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24.......  Aaa       AAA    $  7,317
  2,000     Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue, Junior Lien,
              Series 1990, (FGIC
              Insured),
              6.500% 07/01/10.......  Aaa       AAA       2,287
  1,000     Orlando, Florida,
              Greater Orlando
              Aviation Authority,
              Airport Facilities
              Revenue Refunding,
              Series 1997, AMT,
              (FGIC Insured),
              5.125% 10/01/12.......  Aaa       AAA       1,007
  3,000     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03.......  Aa1       AA        3,137
  2,000     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1993B,
              Prerefunded 10/01/03 @
              102,
              5.400% 10/01/08.......  Aa2       AA-       2,120
  5,865     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 2001
              5.000% 10/01/09.......  Aa1       AA        6,117
  2,000     Palm Beach County,
              Florida, GO Refunding,
              Series 1998,
              5.500% 12/01/11.......  Aa1       AAA       2,157
  1,750     Palm Beach County,
              Florida, GO, Series
              1994,
              6.875% 12/01/03.......  Aa1       AAA       1,871
  1,300     Palm Beach County,
              Florida, GO, Series
              1994,
              7.000% 12/01/04.......  Aa1       AAA       1,430
  1,000     Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue,
              (Good Samaritans
              Health System Project)
              Series 1993,
              6.100% 10/01/05.......  Aaa       NR        1,057

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $4,280     Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32.......  Aaa       NR     $  4,355
  2,000     Palm Beach County,
              Florida, School
              District, GO
              Refunding, Series
              1992, (AMBAC Insured),
              6.000% 08/01/06.......  Aaa       AAA       2,047
  2,000     Palm Beach County,
              Florida, Stadium
              Facilities Revenue,
              Series 1996, (MBIA
              Insured),
              5.250% 12/01/16.......  Aaa       AAA       2,028
  1,250     Pembroke Pines, Florida,
              Consolidated Utilities
              Systems Revenue,
              Series 1992, (FGIC
              Insured),
              6.250% 09/01/07.......  Aaa       AAA       1,364
  1,400     Pinellas County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue,
              (Morton Plant Hospital
              Association Project)
              Series 1993, (MBIA
              Insured),
              4.900% 11/15/02.......  Aaa       AAA       1,426
  1,000     Pinellas County,
              Florida, PCR
              Refunding, (Anclote
              and Barton Power
              Plants - Florida Power
              Corporation Project)
              Series 1991,
              7.200% 12/01/14.......  A2        BBB+      1,024
  2,000     Reedy Creek, Florida,
              GO, Series 1995A,
              (MBIA Insured),
              Prerefunded 06/01/05 @
              100,
              5.750% 06/01/15.......  Aaa       AAA       2,137
  1,200     Sarasota County,
              Florida, GO Refunding,
              Series 1992, (FGIC
              Insured),
              6.100% 10/01/02.......  Aaa       AAA       1,226
  1,650     Sarasota County,
              Florida, Public
              Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1997B, (MBIA
              Insured),
              5.000% 10/01/07.......  Aaa       NR        1,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,750     Sarasota County,
              Florida, Public
              Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1998B, (MBIA
              Insured),
              5.250% 07/01/11.......  Aaa       AAA    $  1,836
  1,000     Sarasota, Florida, Water
              and Sewer Utility
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 10/01/02.......  Aaa       AAA       1,021
  1,000     South Broward, Florida,
              Hospital District,
              Revenue, Series 2002,
              5.500% 05/01/22.......  A1        A+          972
  3,000     South Broward, Florida,
              Hospital District,
              Revenue, Series 2002,
              5.600% 05/01/27.......  A1        A+        2,929
  2,000     St. Lucie County,
              Florida, School
              District, GO
              Refunding, Series
              1992, (AMBAC Insured),
              6.000% 07/01/03.......  Aaa       AAA       2,060
  1,000     St. Lucie County,
              Florida, School
              District, GO, Series
              1997, (FGIC Insured),
              5.875% 02/01/07.......  Aaa       AAA       1,080
  1,000     Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical
              Center Project) Series
              1992A, (MBIA Insured),
              5.750% 12/01/04.......  Aaa       AAA       1,044
  1,000     Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical
              Center Project) Series
              1992B, (MBIA Insured),
              5.750% 12/01/04.......  Aaa       AAA       1,044
  1,000     Tampa, Florida, Capital
              Improvement Authority,
              Hospital Revenue, (H.
              Lee Moffitt Cancer
              Project) Series 1999A,
              4.875% 07/01/13.......  A3        A           954
  2,000     Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health
              Project)
              Series 1998A-1, (MBIA
              Insured),
              4.875% 11/15/15.......  Aaa       AAA       1,941

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,170     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              6.000% 01/01/07.......  Aaa       AAA    $  3,438
  3,000     Tampa, Florida, Tax
              Allocation,
              (Cigarette - H. Lee
              Moffitt Cancer
              Project) Series 1999,
              (AMBAC Insured),
              5.000% 03/01/07.......  Aaa       AAA       3,130
  1,000     Tampa, Florida, Water
              and Sewer Revenue,
              Series 1993A, (FGIC
              Insured),
              5.000% 10/01/02.......  Aaa       AAA       1,016
  1,025     Venice, Florida, Health
              Facilities Revenue,
              (Venice Hospital Inc.
              Project) Series 1994,
              5.300% 12/01/02.......  Aaa       NR        1,048
                                                       --------
                                                        208,390
                                                       --------
            GEORGIA -- 0.8%
  2,000     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue,
              (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.......  Baa3      BBB-      1,780
                                                       --------
            ILLINOIS -- 0.5%
  1,620     Champaign County,
              Illinois, Community
              Unit School District
              No. 116 Urbana, GO,
              Series 1999C, (FGIC
              Insured),
              4.845%& 01/01/10......  Aaa       AAA       1,118
                                                       --------
            SOUTH CAROLINA -- 1.5%
  1,000     Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17.......  A2        A-        1,162
  2,700     South Carolina State,
              Capital Improvement,
              GO, Series 2001A,
              3.500% 01/01/16.......  Aaa       AAA       2,272
                                                       --------
                                                          3,434
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 150

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            TEXAS -- 2.0%
 $2,000     Dallas-Fort Worth,
              Texas, International
              Airport Facilities
              Improvement, Corporate
              Revenue Refunding,
              (American Airlines
              Project) Series 2000C,
              AMT, Mandatory Put
              11/01/07 @ 100,
              6.150% 05/01/29.......  B1        BB     $  1,875
  4,000     Texas State, Turnpike
              Authority, Dallas
              North Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              4.965%& 01/01/11......  Aaa       AAA       2,604
                                                       --------
                                                          4,479
                                                       --------
            VIRGINIA -- 1.9%
  4,180     Arlington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue, (Virginia
              Hospital Arlington
              Health Systems
              Project), Series 2001,
              5.500% 07/01/14.......  A2        NR        4,253
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $217,551)......................    223,454
                                                       --------
SHARES                                                 VALUE
 (000)                                                 (000)
---------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.9%
              (Cost: 2,140)
  2,140     Nations Tax Exempt Fund, Primary A
              Class#................................   $  2,140
                                                       --------

            TOTAL INVESTMENTS
              (Cost $219,691*)................................   98.8%   225,594
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................    1.2%
            Receivable for Fund shares sold..........................   $     81
            Dividends receivable.....................................          3
            Interest receivable......................................      4,088
            Payable for Fund shares redeemed.........................       (423)
            Investment advisory fee payable..........................        (37)
            Administration fee payable...............................        (39)
            Shareholder servicing and distribution fees payable......         (8)
            Distributions payable....................................       (865)
            Accrued Trustees' fees and expenses......................        (47)
            Accrued expenses and other liabilities...................        (73)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................      2,680
                                                                        --------
            NET ASSETS........................................  100.0%  $228,274
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    211
            Accumulated net realized loss on investments sold........     (1,048)
            Net unrealized appreciation of investments...............      5,903
            Paid-in capital..........................................    223,208
                                                                        --------
            NET ASSETS...............................................   $228,274
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002

                                                                         VALUE

--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($211,928,277 / 20,083,768 shares outstanding).........     $10.55
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($8,529,385 / 808,950 shares outstanding)..............     $10.54
                                                                        ========

            Maximum sales charge.....................................      3.25%
            Maximum offering price per share.........................     $10.90

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($5,700,104 / 540,135 shares outstanding)..............     $10.55
                                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($2,116,310 / 200,346 shares outstanding)..............     $10.56
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   AMBAC                                                                  18.08%
   MBIA                                                                   18.34%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):

   Pre-Refunded                                                           15.22%
   Hospital Revenue                                                       14.31%
   Transportation Revenue                                                 11.95%
   Housing Revenue                                                        10.70%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 152

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.2%
            FLORIDA -- 90.2%
 $  735     Alachua County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Santa Fe
              Healthcare Facilities,
              Inc. Project) Series
              1993,
              6.000% 11/15/09.......  Baa1      AAA     $    785
  1,000     Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Teaching
              Hospital/Clinic
              Project) Series 1996A,
              (MBIA Insured),
              5.000% 12/01/04.......  Aaa       AAA        1,049
  3,375     Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project)
              Series 1998A,
              5.100% 09/01/12.......  Baa2      BBB        3,367
  2,550     Brevard County, Florida,
              Health Facilities
              Authority, Revenue,
              (Holmes Regional
              Medical Center, Inc.
              Project) Series 1996,
              (MBIA Insured),
              5.625% 10/01/14.......  Aaa       AAA        2,650
  1,000     Canaveral, Florida, Port
              Authority, Port
              Improvement Revenue
              Refunding, Series
              1996B, (FGIC Insured),
              5.700% 06/01/13.......  Aaa       AAA        1,052
  2,250     Charlotte County,
              Florida, Utility
              Revenue Refunding,
              Series 1996A, (FGIC
              Insured),
              5.625% 10/01/16.......  Aaa       AAA        2,346
  5,175     Collier County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Moorings,
              Inc. Project) Series
              1994,
              7.000% 12/01/19.......  NR        A-         5,392
  1,000     Collier County, Florida,
              Housing Finance
              Authority,
              Multi-Family Housing
              Revenue, (Goodlette
              Arms Project) Series
              2002A-1, (FNMA COLL),
              Mandatory Put 02/15/12
              @ 100,
              4.900% 02/15/32.......  Aaa       NR         1,001

PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,500     Dade County, Florida,
              Aviation Revenue,
              Series 1996A, AMT,
              (MBIA Insured),
              5.750% 10/01/12.......  Aaa       AAA     $  2,606
  1,975     Escambia County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program) Series 2000A,
              AMT, (MBIA/FHA/VA
              Insured),
              6.300% 10/01/20.......  Aaa       NR         2,080
  3,000     Florida State, Board of
              Education, Capital
              Outlay GO, Series
              1997A,
              5.000% 01/01/17.......  Aa2       AA+        2,957
  1,000     Florida State, Board of
              Education, Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20.......  Aaa       AAA          972
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08.......  Aa2       AA+        1,044
  2,500     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.250% 06/01/16.......  Aa2       AA+        2,526
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18.......  Aa2       AA+          974
  1,000     Florida, Capital Trust
              Agency, Multi-Family
              Housing Revenue,
              (Shadow Run Project)
              Series 2000A, (FNMA
              COLL), Mandatory Put
              11/01/10 @ 100,
              5.150% 11/01/30.......  Aaa       NR         1,005
  2,935     Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series
              1997-2, AMT, (MBIA
              Insured),
              5.750% 07/01/14.......  Aaa       AAA        3,026

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,560     Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series
              1998-1, (MBIA
              Insured),
              4.950% 01/01/11.......  Aaa       AAA     $  1,584
  3,000     Gainesville, Florida,
              Utility Systems
              Revenue, Series 1992B,
              6.500% 10/01/11.......  Aa3       AA         3,465
  5,000     Jacksonville, Florida,
              Sales Tax Revenue,
              (River City
              Renaissance Project)
              Series 1995, (FGIC
              Insured),
              Prerefunded 10/01/05 @
              101,
              5.650% 10/01/14.......  Aaa       AAA        5,398
  3,000     Jacksonville, Florida,
              Sales Tax Revenue,
              (River City
              Renaissance Project)
              Series 1995, (FGIC
              Insured),
              Prerefunded 10/01/05 @
              101,
              5.375% 10/01/18.......  Aaa       AAA        3,212
  2,430     Leon County, Florida,
              Capital Improvement
              Revenue, Series 1997,
              (AMBAC Insured),
              5.250% 10/01/17.......  Aaa       AAA        2,443
  2,300     Martin County, Florida,
              Industrial Development
              Authority, Revenue,
              (Indiantown
              Cogeneration Project)
              Series 1995B, AMT,
              8.050% 12/15/25.......  Baa3      BBB-       2,398
  2,370     Miami Beach, Florida,
              Water and Sewer
              Revenue, Series 1995,
              (FSA Insured),
              5.375% 09/01/15.......  Aaa       AAA        2,423
  3,500     Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.250% 10/01/15.......  Aaa       AAA        3,510
  2,000     North Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1997, (MBIA
              Insured),
              5.250% 01/15/17.......  Aaa       AAA        2,012

PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $5,000     Okaloosa County,
              Florida, Gas
              Distribution Revenue
              Refunding, Series
              1994, (MBIA Insured),
              Prerefunded 10/01/04 @
              102,
              6.875% 10/01/19.......  Aaa       AAA     $  5,553
  1,260     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Unrefunded Balance
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16.......  Aaa       AAA        1,428
  3,260     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16.......  Aaa       AAA        3,731
  3,000     Orange County, Florida,
              Tourist Development
              Tax Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24.......  Aaa       AAA        2,744
  1,000     Orange County, Florida,
              Tourist Development
              Tax Revenue, Series
              1994B, (MBIA Insured),
              Prerefunded 10/01/04 @
              102,
              6.000% 10/01/14.......  Aaa       AAA        1,090
  2,950     Orlando, Florida,
              Greater Orlando
              Aviation Authority,
              Airport Facilities
              Revenue, Series 1999A,
              AMT, (FGIC Insured),
              5.250% 10/01/10.......  Aaa       AAA        3,040
  1,800     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1989D,
              6.750% 10/01/17.......  Aa2       AA-        2,134
  1,500     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1994A,
              5.000% 10/01/20.......  Aa2       AA-        1,451
  1,000     Osceola County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding,
              (Evangelical Lutheran
              Good Samaritan Society
              Project) Series 1994,
              (AMBAC Insured),
              6.000% 05/01/10.......  Aaa       AAA        1,067

                       SEE NOTES TO FINANCIAL STATEMENTS.
 154

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,500     Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue,
              (Good Samaritans
              Health System Project)
              Series 1993,
              Prerefunded 10/01/05 @
              100,
              6.200% 10/01/11.......  Aaa       NR      $  1,587
    980     Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32.......  Aaa       NR           997
  5,065     Palm Beach County,
              Florida, Solid Waste
              Authority, Revenue,
              Unrefunded Balance,
              Series 1997A, (AMBAC
              Insured),
              6.000% 10/01/10.......  Aaa       AAA        5,602
  2,000     Pensacola, Florida,
              Airport Revenue,
              Series 1997B, AMT,
              (MBIA Insured),
              5.625% 10/01/14.......  Aaa       AAA        2,066
  4,000     Pinellas County,
              Florida, Capital
              Improvement Revenue,
              Series 2000,
              4.500% 01/01/06.......  Aa3       AA-        4,110
  1,000     Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa
              Electric Company
              Project) Series 1996,
              AMT,
              5.850% 12/01/30.......  Aa3       A1         1,010
  1,000     South Broward, Florida,
              Hospital District,
              Revenue, Series 2002,
              5.600% 05/01/27.......  A1        A+           976
  4,000     South Miami, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Baptist Health
              Systems Obligation
              Group Project) Series
              1995, (MBIA Insured),
              5.375% 10/01/16.......  Aaa       AAA        4,070

PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,500     Sunrise Lakes, Florida,
              Phase 4 Recreational
              District, GO, Series
              1995A,
              Prerefunded 08/01/05 @
              102,
              6.750% 08/01/24.......  NR        BBB-    $  2,793
  1,000     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.125% 01/01/12.......  Aaa       AAA        1,031
  2,000     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.250% 01/01/17.......  Aaa       AAA        2,021
  2,500     Tampa, Florida, Sports
              Authority, Sales Tax
              Revenue, (Tampa Bay
              Arena Project) Series
              1995, (MBIA Insured),
              5.750% 10/01/15.......  Aaa       AAA        2,724
  1,000     Tampa, Florida, Tax
              Allocation, (H-Lee
              Moffitt Cancer
              Project) Series 1999,
              (AMBAC Insured),
              4.875% 03/01/06.......  Aaa       AAA        1,041
  1,000     Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical
              University Project)
              Series 1996A,
              6.125% 10/15/26.......  Baa2      NR         1,025
  2,380     Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical
              University Project)
              Series 1999A,
              5.750% 10/15/29.......  Baa2      NR         2,338
                                                        --------
                                                         116,906
                                                        --------
            GUAM -- 2.6%
  3,000     Guam, Power Authority,
              Revenue, Series 1994A,
              Prerefunded 10/01/04 @
              102,
              6.750% 10/01/24.......  NR        AAA        3,336
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            LOUISIANA -- 0.8%
 $1,000     Calcasieu Parish,
              Lousiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06.......  Baa2      BBB     $  1,024
                                                        --------
            PUERTO RICO -- 4.6%
  4,190     Puerto Rico
              Commonwealth, GO,
              Series 1997, (MBIA
              Insured),
              6.500% 07/01/15.......  Aaa       AAA        4,946
  1,000     Puerto Rico, Industrial
              Tourist Educational
              Medical and
              Environmental
              Authority, Control
              Facilities Hospital
              Revenue, (Hospital
              Auxilio Mutuo
              Obligation Group
              Project) Series 1995A,
              (MBIA Insured),
              6.250% 07/01/16.......  Aaa       AAA        1,077
                                                        --------
                                                           6,023
                                                        --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $119,583)...............            127,289
                                                        --------
SHARES                                                  VALUE
 (000)                                                  (000)
----------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.3%
              (Cost: $403)
    403     Nations Tax Exempt Fund, Primary A
              Class#.................................   $    403
                                                        --------
            TOTAL INVESTMENTS
              (Cost $119,986*)...............    98.5%   127,692
                                                        --------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................     1.5%
            Cash.....................................   $      1
            Receivable for Fund shares sold..........        126
            Dividends receivable.....................          1
            Interest receivable......................      2,737
            Payable for Fund shares redeemed.........       (352)
            Investment advisory fee payable..........        (26)
            Administration fee payable...............        (22)
            Shareholder servicing and distribution
              fees payable...........................        (19)
            Distributions payable....................       (416)
            Accrued Trustees' fees and expenses......        (46)
            Accrued expenses and other liabilities...        (60)
                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..................................      1,924
                                                        --------
            NET ASSETS.......................   100.0%  $129,616
                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......   $    322
            Accumulated net realized gain on
              investments sold.......................        435
            Net unrealized appreciation of
              investments............................      7,706
            Paid-in capital..........................    121,153
                                                        --------
            NET ASSETS...............................   $129,616
                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 156

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002





                                                         VALUE
----------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($75,300,079 /
              7,673,891 shares outstanding)..........      $9.81
                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($43,618,733 / 4,445,108 shares
              outstanding)...........................      $9.81
                                                        ========

            Maximum sales charge.....................      4.75%
            Maximum offering price per share.........     $10.30

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($10,419,286 / 1,062,085 shares
              outstanding)...........................      $9.81
                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($278,270 / 28,385 shares
              outstanding)...........................      $9.80
                                                        ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   FGIC                                                                   11.61%
   MBIA                                                                   37.23%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Pre-Refunded                                                           21.21%
   Hospital Revenue                                                       13.66%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.8%
            GEORGIA -- 94.0%
 $1,000     Alpharetta, Georgia, GO,
              Series 1992,
              6.000% 05/01/03.......  Aa2       AA     $  1,040
  1,000     Atlanta, Georgia,
              Airport Facilities
              Revenue Refunding,
              Series 1996, (AMBAC
              Insured),
              5.000% 01/01/03.......  Aaa       AAA       1,021
  1,000     Atlanta, Georgia,
              Airport Facilities
              Revenue Refunding,
              Series 1996, (AMBAC
              Insured),
              6.000% 01/01/03.......  Aaa       AAA       1,029
  3,500     Atlanta, Georgia,
              Airport Facilities
              Revenue Refunding,
              Series 2000A, (FGIC
              Insured),
              5.600% 01/01/30(a)....  Aaa       AAA       3,560
  2,000     Atlanta, Georgia, Urban
              Residential Finance
              Authority,
              Multi-Family Revenue
              Refunding, (Housing
              City Plaza Project)
              Series 1998, AMT,
              (FNMA COLL), Mandatory
              Put 12/01/08 @ 100,
              4.550% 12/01/28.......  NR        AAA       1,939
    940     Atlanta, Georgia, Water
              and Wastewater,
              Revenue, Series 1999A,
              (FGIC Insured),
              5.000% 11/01/38.......  Aaa       AAA         872
  1,060     Atlanta, Georgia, Water
              and Wastewater,
              Revenue, Unrefunded
              Balance, Series 1999A,
              (FGIC Insured),
              Prerefunded 05/01/09 @
              101,
              5.000% 11/01/38.......  Aaa       AAA       1,113
  2,750     Bibb County, Georgia,
              GO, Series 1993,
              5.500% 01/01/08.......  Aa3       AA        2,862
  1,000     Brunswick and Glynn
              County, Georgia,
              Development Authority,
              Revenue Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.550% 03/01/26.......  Baa3      NR          849
  1,500     Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1994B,
              4.700% 01/01/04.......  A3        A         1,532

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,500     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09.......  A1        A+     $  2,607
  2,000     Chatham County, Georgia,
              Hospital Medical
              Authority, Revenue,
              (Memorial Health
              Medical Center
              Project) Series 2001A,
              6.125% 01/01/24.......  A3        A-        2,032
  1,000     Cherokee County,
              Georgia, School System
              GO Refunding, Series
              1992,
              5.900% 06/01/02.......  A2        NR        1,007
  1,000     Cherokee County,
              Georgia, School System
              GO, Series 1993,
              (AMBAC Insured),
              5.875% 02/01/09.......  Aaa       AAA       1,085
    640     Cherokee County,
              Georgia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.300% 08/01/09.......  Aaa       AAA         676
  1,000     Clarke County, Georgia,
              Hospital Authority,
              Revenue, (Athens
              Regional Medical
              Center Project) Series
              1993, (MBIA Insured),
              Prerefunded 01/01/03 @
              102,
              5.750% 01/01/08.......  Aaa       AAA       1,047
  1,000     Clarke County, Georgia,
              School District, GO
              Refunding, Series
              1993, (FGIC Insured),
              5.100% 07/01/04.......  Aaa       AAA       1,044
  2,000     Clayton County, Georgia
              Housing Authority,
              Multifamily Housing
              Revenue Refunding,
              (Tara Court II
              Apartments Project)
              Series 2001, (FNMA
              Liquidity Facility),
              Mandatory Put 12/01/11
              @ 100,
              4.350% 12/01/31.......  NR        AAA       1,946

                       SEE NOTES TO FINANCIAL STATEMENTS.
 158

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,190     Clayton County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates,
              (Southern Regional
              Medical Center
              Project) Series 1998A,
              (MBIA Insured),
              5.250% 08/01/09.......  Aaa       AAA    $  3,344
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series
              1993, (MBIA Insured),
              5.400% 05/01/07.......  Aaa       AAA       1,047
  2,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000,
              6.250% 05/01/17.......  Aa3       AA        2,212
  2,000     Cobb County and
              Marietta, Georgia,
              Water Authority,
              Revenue Refunding,
              Series 1993,
              5.000% 11/01/03.......  Aa1       AA        2,075
  1,000     Cobb County, Georgia,
              Detention Buildings
              and Facilities GO,
              Series 1993,
              5.300% 01/01/08.......  Aaa       AAA       1,028
  1,200     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.600% 04/01/05.......  Aa2       AA-       1,226
  1,000     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.700% 04/01/06.......  Aa2       AA-       1,021
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1991B,
              6.150% 02/01/03.......  Aa1       AA        2,068
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1995,
              4.800% 02/01/04.......  Aa1       AA        2,065
  1,000     Cobb County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding,
              Series 1993A,
              5.400% 07/01/08.......  Aaa       AAA       1,033
  2,250     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 05/01/03.......  Aaa       AAA       2,335

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1993,
              5.100% 05/01/03.......  A1        A+     $  1,028
    525     Dalton, Georgia,
              Building Authority,
              Revenue, Series 1993,
              5.000% 07/01/02.......  Aa3       NR          529
  1,500     Dalton, Georgia,
              Multiple Utilities
              Revenue Refunding,
              Series 1997, (MBIA
              Insured),
              4.450% 01/01/03.......  Aaa       AAA       1,527
  4,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14.......  Aa1       AA        4,276
  1,000     DeKalb County, Georgia,
              School District, GO
              Refunding, Series
              1993,
              5.000% 07/01/03.......  Aa2       AA        1,031
  1,000     Downtown Savannah
              Authority, Georgia,
              Revenue Refunding,
              (Chatham County
              Project) Series 1993A,
              5.000% 01/01/11.......  A1        AA        1,017
  2,490     East Point, Georgia,
              Building Authority,
              Revenue, Series 2000,
              (FSA Insured),
              5.606%& 02/01/18......  Aaa       AAA       1,017
  4,440     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue,
              (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.......  Baa3      BBB-      3,951
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15.......  Aa2       AA-       1,098
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              Prerefunded 09/01/02 @
              102,
              6.000% 09/01/03.......  Baa1      NR        1,036

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              4.900% 10/01/03.......  Aaa       NR     $  2,067
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              5.500% 10/01/14.......  Aaa       NR        1,056
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series 1998A,
              (MBIA Insured),
              4.600% 11/15/09.......  Aaa       AAA       2,010
  1,000     Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority, GO
              Refunding
              Certificates, (Grady
              Memorial Hospital
              Project) Series 1993,
              (MBIA Insured),
              5.250% 01/01/04.......  Aaa       AAA       1,036
  1,025     Fulton County, Georgia,
              Building Authority,
              Revenue, (County
              Government and Health
              Facilities Project)
              Series 1992A,
              5.700% 01/01/04.......  Aa3       AA        1,070
    500     Fulton County, Georgia,
              Development Authority,
              Revenue, (Clark
              Atlanta University
              Project) Series 1995,
              (CONNIE LEE Insured),
              5.125% 01/01/10.......  NR        AAA         517
  1,735     Fulton County, Georgia,
              Development Authority,
              Revenue, (Georgia Tech
              Foundation Facilities
              Project) Series 1997A,
              5.000% 09/01/17.......  Aa1       AA+       1,713
  2,900     Fulton County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Concorde
              Place Apartments
              Project) Series 1996A,
              AMT, Prerefunded
              07/01/08 @100,
              6.375% 01/01/27.......  NR        AAA       3,207

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,500     Fulton County, Georgia,
              School District, GO
              Refunding, Series
              1991,
              6.250% 05/01/04.......  Aa2       AA     $  1,598
  1,000     Gainesville & Hall
              County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates,
              (Northeast Georgia
              Health System
              Incorporated Project)
              Series 2001,
              5.000% 05/15/15.......  NR        A-          946
  2,000     Gainesville & Hall
              County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates,
              (Northeast Georgia
              Health System
              Incorporated Project)
              Series 2001,
              5.250% 05/15/18.......  NR        A-        1,896
  1,500     Georgia State, GO
              Refunding, Series
              1992A,
              6.250% 03/01/06.......  Aaa       AAA       1,636
  1,200     Georgia State, GO,
              Series 1992B,
              6.000% 03/01/04.......  Aaa       AAA       1,268
  2,750     Georgia State, GO,
              Series 1993C,
              6.500% 07/01/05.......  Aaa       AAA       3,001
  2,000     Georgia State, GO,
              Series 1999D,
              5.800% 11/01/13.......  Aaa       AAA       2,184
    765     Georgia State, Housing
              and Finance Authority,
              Revenue, (Home
              Ownership Program)
              Series 1992B, AMT,
              6.600% 06/01/25.......  NR        AA+         782
  1,000     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia
              400 Project) Series
              1998,
              5.000% 07/01/07.......  Aaa       AAA       1,045
  3,880     Georgia, George L. Smith
              II World Congress
              Center Authority,
              Revenue Refunding,
              (Domed Stadium
              Project) Series 2000,
              AMT, (MBIA Insured),
              6.000% 07/01/05.......  Aaa       AAA       4,130
  1,500     Georgia, Municipal Gas
              Authority, Gas Tax
              Revenue, (Southern
              Storage Gas Project)
              Series 1994,
              6.000% 07/01/04.......  NR        A-        1,586

                       SEE NOTES TO FINANCIAL STATEMENTS.
 160

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Griffin-Spalding County,
              Georgia, School
              System, GO, Series
              1996, (State Aid
              Withholding, FSA
              Insured),
              5.250% 02/01/10.......  Aaa       AAA    $  1,020
  1,000     Hall County, Georgia,
              School District, GO
              Refunding, Series
              1992B,
              6.300% 12/01/05.......  A1        NR        1,092
  2,000     Hall County, Georgia,
              School District, GO,
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102,
              6.700% 12/01/14.......  Aaa       AAA       2,222
  1,000     Henry City and County,
              Georgia, Water and
              Sewer Authority,
              Improvement Revenue
              Refunding, Series
              1993A,
              5.000% 02/01/07.......  A2        NR        1,027
  1,550     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry
              Medical Center
              Project) Series 1997,
              (AMBAC Insured),
              Prerefunded 07/01/07 @
              102,
              5.250% 07/01/09.......  Aaa       AAA       1,657
  2,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry
              Medical Center
              Project) Series 1997,
              (AMBAC Insured),
              6.000% 07/01/29.......  Aaa       AAA       2,134
  1,000     Henry County, Georgia,
              School District, GO,
              Series 1992A,
              5.700% 08/01/02.......  Aa3       AA-       1,013
  2,000     Houston County, Georgia,
              School District, GO,
              Series 1996, (State
              Aid Withholding, MBIA
              Insured),
              5.500% 03/01/16.......  Aaa       AAA       2,029
  2,000     Houston County, Georgia,
              School District, GO,
              Series 2002, (State
              Aid Withholding),
              4.000% 09/01/06.......  Aa2       AA        2,017
  1,000     Macon, Georgia, Water
              Authority, Water and
              Sewer Revenue
              Refunding, Series
              1994A,
              4.700% 10/01/04.......  Aa3       AA-       1,038

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Macon-Bibb County,
              Georgia, Industrial
              Authority, Industrial
              Revenue, (Weyerhaeuser
              Company Project)
              Series 1982,
              9.000% 10/01/07.......  Baa2      BBB    $  1,234
  1,000     Meriwether County,
              Georgia, School
              District, GO, Series
              1996, (State Aid
              Withholding, FSA
              Insured),
              5.500% 02/01/16.......  Aaa       AAA       1,032
  3,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured),
              5.900% 07/01/03.......  Aaa       AAA       3,125
    540     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1983D,
              7.000% 07/01/11.......  Aaa       AAA         643
  2,500     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/13.......  Aaa       AAA       2,569
  2,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/15.......  Aaa       AAA       2,028
  4,000     Monroe County, Georgia,
              Development Authority,
              PCR, (Georgia Power
              Company Plant Scherer
              Project) Series 2001,
              (AMBAC Insured),
              Mandatory Put 12/01/08
              @ 100,
              4.200% 01/01/12.......  Aaa       AAA       3,942
  1,000     Monroe County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/12.......  A3        A         1,141
  1,100     Paulding County,
              Georgia, School
              District, GO, Series
              1992A,
              6.400% 02/01/04.......  A2        A         1,166

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Private Colleges and
              Universities
              Facilities Authority,
              Georgia, Revenue,
              (Agnes Scott College
              Project) Series 1999,
              (MBIA Insured),
              4.800% 06/01/16.......  Aaa       AAA    $    982
  1,400     Private Colleges and
              Universities
              Facilities Authority,
              Georgia, Revenue,
              (Emory University
              Project) Series 1992C,
              5.750% 10/01/02.......  Aa1       AA        1,427
  1,000     Richmond County,
              Georgia, Board of
              Education, GO
              Refunding, Series
              1993, (FGIC Insured),
              4.700% 11/01/06.......  Aaa       AAA       1,029
  2,000     Richmond County,
              Georgia, Development
              Authority,
              Environmental
              Improvement Revenue,
              (International Paper
              Company Project)
              Series 2001A,
              5.150% 03/01/15.......  Baa2      BBB       1,948
  2,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10.......  Aaa       AAA       2,132
  2,000     Roswell, Georgia, GO,
              Series 2000,
              5.500% 02/01/12.......  Aaa       AAA       2,124
  1,000     Savannah, Georgia,
              Economic Development
              Authority, Revenue
              Refunding, (Union Camp
              Corporation Project)
              Series 1993,
              5.150% 05/01/02.......  Baa2      NR        1,002
  1,250     Savannah, Georgia,
              Hospital Authority,
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/11.......  Ba1       BB        1,320
  1,225     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs -- Candler
              Health Systems
              Project) Series 1998A,
              (FSA Insured),
              5.250% 07/01/11.......  Aaa       NR        1,271

PRINCIPAL                             MOODY'S   S&P
 AMOUNT                                  RATINGS        VALUE
  (000)                                (UNAUDITED)      (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,310     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs -- Candler
              Health Systems
              Project) Series 1998A,
              (FSA Insured),
              5.250% 07/01/12.......  Aaa       NR     $  1,350
  1,000     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993,
              5.100% 12/01/09.......  Aa3       AA+       1,020
  2,570     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10.......  NR        NR        2,589
                                                       --------
                                                        146,296
                                                       --------
            ARKANSAS -- 1.2%
  2,000     Crossett, Arkansas, PCR,
              (Georgia Pacific
              Corporation Project)
              Series 1984,
              4.875% 10/01/07.......  Baa3      NR        1,933
                                                       --------
            LOUISIANA -- 2.0%
  2,000     Calcasieu Parish,
              Lousiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06.......  Baa2      BBB       2,048
  1,000     Plaquemines, Louisiana,
              Port Harbour and
              District Marine
              Terminal Facilities
              Revenue Refunding,
              (Electro-Coal Project)
              Series 2001B,
              5.000% 09/01/07.......  A3        A-          997
                                                       --------
                                                          3,045
                                                       --------
            TEXAS -- 0.6%
  1,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric
              Company Project)
              Series 2001A, AMT,
              Mandatory Put 04/01/04
              @ 100,
              4.950% 10/01/30.......  NR        BBB+      1,008
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $147,888)......................    152,282
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 162

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



SHARES                                                 VALUE
 (000)                                                 (000)
---------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.2%
              (Cost: $1,827)
  1,827     Nations Tax Exempt Fund,
              Primary A Class#......................   $  1,827
                                                       --------
            TOTAL INVESTMENTS
              (Cost $149,715*)...............    99.0%  154,109
                                                       --------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................     1.0%
            Cash....................................   $      1
            Receivable for Fund shares sold.........         17
            Dividends receivable....................          4
            Interest receivable.....................      2,321
            Payable for Fund shares redeemed........        (46)
            Investment advisory fee payable.........        (22)
            Administration fee payable..............        (26)
            Shareholder servicing and distribution
              fees payable..........................        (10)
            Distributions payable...................       (550)
            Accrued Trustees' fees and expenses.....        (47)
            Accrued expenses and other
              liabilities...........................        (57)
                                                       --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................      1,585
                                                       --------
            NET ASSETS.......................          $155,694
                                                100.0% ========
            NET ASSETS CONSIST OF:
                                                       $    251
            Undistributed net investment income.....
            Accumulated net realized loss on             (1,182)
              investments sold......................
            Net unrealized appreciation of                4,394
              investments...........................
                                                        152,231
            Paid-in capital.........................
                                                       --------
            NET ASSETS..............................   $155,694
                                                       ========

                                                       VALUE
---------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($134,638,456 /
              12,596,180 shares outstanding)........     $10.69
                                                       ========
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($12,790,628 / 1,196,505 shares
              outstanding)..........................     $10.69
                                                       ========

            Maximum sales charge....................      3.25%
            Maximum offering price per share........     $11.05

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($6,864,811 / 642,233 shares
              outstanding)..........................     $10.69
                                                       ========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($1,399,605 / 130,939 shares
              outstanding)..........................     $10.69
                                                       ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   AMBAC                                                                  10.41%
   MBIA                                                                   14.40%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Industrial Development Revenue/Pollution
     Control Revenue                                                      11.56%
   Hospital Revenue                                                       11.71%
     Pre-Refunded                                                         10.46%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.6%
            GEORGIA -- 99.6%
 $1,500     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 2000A,
              (FGIC Insured),
              5.600% 01/01/30(a)......  Aaa       AAA   $ 1,525
  1,000     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              6.125% 05/01/27.........  A1        A+      1,022
  1,000     Chatham County, Georgia,
              Hospital Medical
              Authority, Revenue,
              (Memorial Health Medical
              Center Project) Series
              2001A,
              6.125% 01/01/24.........  A3        A-      1,016
  2,000     Clayton County, Georgia
              Housing Authority,
              Multifamily Housing
              Revenue Refunding, (Tara
              Court II Apartments
              Project) Series 2001,
              (FNMA Liquidity
              Facility), Mandatory Put
              12/01/11 @ 100,
              4.350% 12/01/31.........  NR        AAA     1,945
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000,
              5.600% 05/01/18.........  Aa3       AA      1,046
    500     Columbia County, Georgia,
              School District, GO,
              Series 1994A, (MBIA
              Insured), Prerefunded
              04/01/04 @ 102,
              6.250% 04/01/13.........  Aaa       AAA       541
  1,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14.........  Aa1       AA      1,069
  1,000     Effingham County, Georgia,
              Development Authority,
              Solid Waste Disposal
              Revenue, (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.........  Baa3      BBB-      890
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15.........  Aa2       AA-     1,098

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital Project)
              Series 1994,
              5.500% 10/01/14.........  Aaa       NR    $ 1,056
  1,000     Gainesville and Hall
              County, Georgia,
              Hospital Authority,
              Revenue, Certificates of
              Anticipation, (Northeast
              Georgia Health System
              Incorporated Project)
              Series 2001,
              5.500% 05/15/31.........  NR        A-        943
  1,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13.........  Aaa       AAA     1,092
    845     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1998B-3,
              4.400% 06/01/17.........  Aa2       AAA       836
  1,055     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1999B-2,
              AMT,
              6.100% 06/01/31.........  Aa2       AAA     1,083
  1,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              6.000% 07/01/29.........  Aaa       AAA     1,067
    500     Lawrenceville, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Knollwood
              Park, LP Project) Series
              1997, AMT, (FNMA COLL),
              Mandatory Put
              06/01/15 @ 100,
              6.250% 12/01/29.........  NR        AAA       518
  1,000     Metropolitan Atlanta Rapid
              Transit Authority,
              Georgia, Revenue, Series
              1998B, (MBIA Insured),
              5.100% 07/01/15.........  Aaa       AAA     1,014
  1,000     Monroe County, Georgia,
              Development Authority,
              PCR, (Georgia Power
              Company Plant Scherer
              Project) Series 2001,
              (AMBAC Insured),
              Mandatory Put
              12/01/08 @ 100,
              4.200% 01/01/12.........  Aaa       AAA       986

                       SEE NOTES TO FINANCIAL STATEMENTS.
 164

NATIONS FUNDS

Nations Georgia Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  500     Peach County, Georgia,
              School District, GO,
              Series 1994, (State Aid
              Withholding, MBIA
              Insured),
              6.500% 02/01/08.........  Aaa       AAA   $   560
  1,000     Richmond County, Georgia,
              Development Authority,
              Environmental
              Improvement Revenue,
              (International Paper
              Company Project) Series
              2001A,
              5.150% 03/01/15.........  Baa2      BBB       974
  1,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10.........  Aaa       AAA     1,066
    500     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded
              01/01/03 @ 102,
              7.000% 01/01/23.........  Ba1       BB        528
  1,000     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St. Josephs -
              Candler Health Systems
              Project) Series 1998B,
              (FSA Insured),
              5.250% 07/01/10.........  Aaa       NR      1,043
    500     Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/FNMA COLL),
              7.125% 12/01/25.........  Aaa       NR        521
  1,000     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10.........  NR        NR      1,007
                                                        -------
                                                         24,446
                                                        -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $23,609).........................   24,446
                                                        -------

SHARES                                                                 VALUE
 (000)                                                                 (000)
-----------------------------------------------------------------------------
          INVESTMENT COMPANIES -- 3.5%
            (Cost: $854)
    854   Nations Tax Exempt Fund, Primary A Class#................   $   854
                                                                      -------
          TOTAL INVESTMENTS
            (Cost $24,463*).................................  103.1%   25,300
                                                                      -------
          OTHER ASSETS AND LIABILITIES (NET)................   (3.1)%
          Receivable for Fund shares sold..........................   $     1
          Dividends receivable.....................................         1
          Interest receivable......................................       425
          Receivable from investment advisor.......................         4
          Payable for Fund shares redeemed.........................    (1,018)
          Administration fee payable...............................        (4)
          Shareholder servicing and distribution fees payable......        (7)
          Distributions payable....................................       (72)
          Accrued Trustees' fees and expenses......................       (45)
          Accrued expenses and other liabilities...................       (39)
                                                                      -------
          TOTAL OTHER ASSETS AND LIABILITIES (NET).................      (754)
                                                                      -------
          NET ASSETS........................................  100.0%  $24,546
                                                                      =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income......................   $    98
          Accumulated net realized loss on investments sold........      (555)
          Net unrealized appreciation of investments...............       837
          Paid-in capital..........................................    24,166
                                                                      -------
          NET ASSETS...............................................   $24,546
                                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                                       VALUE
-----------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($15,729,932 / 1,598,753 shares outstanding)...........     $9.84
                                                                      =======
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($1,165,170 / 118,498 shares outstanding)..............     $9.83
                                                                      =======

          Maximum sales charge.....................................     4.75%
          Maximum offering price per share.........................    $10.32

          INVESTOR B SHARES:
          Net asset value and offering price per share**
            ($7,394,342 / 751,386 shares outstanding)..............     $9.84
                                                                      =======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share**($256,847 / 26,114 shares outstanding)..........     $9.84
                                                                      =======

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Georgia Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Housing Revenue                                                        19.98%
   Hospital Revenue                                                       16.58%
   Industrial Development Revenue/Pollution
    Control Revenue                                                       12.24%
   Transportation Revenue                                                 10.35%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 166

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.7%
            KANSAS -- 82.3%
 $ 1,000    Butler County, Kansas,
              Unified School District
              Number 402, GO
              Refunding, Series 1994,
              (FSA Insured),
              5.000% 10/01/07........  Aaa       AAA   $  1,016
   1,045    Douglas County, Kansas,
              GO, Series 1999,
              4.550% 08/01/05........  Aa3       NR       1,078
   1,000    Douglas County, Kansas,
              Unified School District
              Number 497, GO, Series
              1995A, Crossover
              Refunded 09/01/03 @
              100,
              5.700% 09/01/05........  Aa3       NR       1,038
     875    Fairway, Kansas,
              Industrial Revenue
              Refunding, (JC Nichols
              Company Project) Series
              1998, (GTY-AGMT),
              4.400% 03/01/03........  NR        AA         891
   1,185    Johnson County, Kansas,
              Unified School District
              Number 223, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              5.500% 09/01/04........  Aaa       AAA      1,251
   1,705    Johnson County, Kansas,
              Unified School District
              Number 229, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.400% 10/01/04........  Aaa       AAA      1,762
   1,500    Johnson County, Kansas,
              Unified School District
              Number 229, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.800% 10/01/08........  Aaa       AAA      1,561
   1,180    Johnson County, Kansas,
              Unified School District
              Number 229, GO, Series
              1994A,
              6.250% 10/01/03........  Aa1       AA       1,244
   1,130    Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.600% 10/01/09........  Aaa       AAA      1,150
   1,260    Johnson County, Kansas,
              Unified School District
              Number 231, GO
              Refunding, Series
              1998A, (FGIC Insured),
              4.700% 10/01/10........  Aaa       AAA      1,282

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   750    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              Prerefunded 09/01/04 @
              100,
              5.500% 09/01/05........  Aaa       AAA   $    793
     750    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series 1994,
              (AMBAC Insured),
              Prerefunded 09/01/04 @
              100,
              5.625% 09/01/07........  Aaa       AAA        795
   1,380    Johnson County, Kansas,
              Unified School District
              Number 233, GO
              Refunding, Series
              2001C, (FGIC Insured),
              5.000% 09/01/05........  Aaa       AAA      1,442
   2,760    Johnson County, Kansas,
              Unified School District
              Number 233, GO, Series
              1999A, (FGIC Insured),
              5.375% 09/01/14........  Aaa       NR       2,854
   1,250    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO Refunding,
              Series 1996B,
              4.850% 10/01/08........  Aa1       AA       1,284
   1,510    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO, Series
              1995,
              5.200% 10/01/07........  Aa1       AA       1,564
   1,380    Johnson County, Kansas,
              Unified School District
              Number 512, Shawnee
              Mission, GO, Series
              1995,
              5.200% 10/01/08........  Aa1       AA       1,424
     750    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.750% 06/01/04........  Aa1       AAA        770
     720    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.750% 12/01/04........  Aa1       AAA        739

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   750    Johnson County, Kansas,
              Water District Number
              001, Water Revenue
              Refunding, Series 1993,
              4.800% 06/01/05........  Aa1       AAA   $    765
     595    Junction City, Kansas,
              Water and Sewer
              Revenue, Series 1996A,
              (MBIA Insured),
              Prerefunded 09/01/05 @
              101,
              4.900% 09/01/07........  Aaa       AAA        627
     500    Kansas City, Kansas,
              Hospital Revenue
              Refunding, (Sisters
              Charity Health Services
              Project) Series 1992,
              5.800% 08/01/04........  Aa2       NR         514
   2,230    Kansas City, Kansas,
              Utilities System
              Revenue, Series 1994,
              (FGIC Insured),
              Prerefunded 09/01/04 @
              102,
              6.375% 09/01/23........  Aaa       AAA      2,444
     895    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1992A, Prerefunded
              09/01/02 @ 102,
              5.800% 09/01/05........  Aa2       AA+        928
   1,055    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1994,
              4.800% 09/01/08........  Aa2       AA+      1,091
     735    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              4.800% 11/15/04........  Aaa       NR         764
     670    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              4.900% 11/15/05........  Aaa       NR         698
     510    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Hays Medical
              Center Inc. Project)
              Series 1997B, (MBIA
              Insured),
              5.000% 11/15/06........  Aaa       NR         533

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 4,190    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Sisters of
              Charity Project) Series
              2000J,
              6.250% 12/01/28........  Aa2       AA    $  4,403
     620    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996N,
              (MBIA Insured),
              4.700% 11/15/05........  Aaa       AAA        641
     675    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996N,
              (MBIA Insured),
              4.750% 11/15/06........  Aaa       AAA        696
     605    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996P,
              (MBIA Insured),
              4.700% 11/15/05........  Aaa       AAA        626
     630    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (St.
              Lukes/Shawnee Mission
              Project) Series 1996P,
              (MBIA Insured),
              4.750% 11/15/06........  Aaa       AAA        650
     740    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996F,
              (MBIA Insured),
              5.600% 11/15/07........  Aaa       AAA        782
     500    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996F,
              (MBIA Insured),
              5.750% 11/15/09........  Aaa       AAA        527

                       SEE NOTES TO FINANCIAL STATEMENTS.
 168

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   730    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project) Series 1996G,
              (MBIA Insured),
              Prerefunded 11/15/06 @
              100,
              5.750% 11/15/09........  Aaa       AAA   $    788
     890    Kansas State, Development
              Financing Authority,
              Health Facilities
              Revenue, (Stormont-Vail
              Healthcare Inc.
              Project), Series 1996G,
              (MBIA Insured),
              Prerefunded 11/15/06 @
              100,
              5.700% 11/15/08........  Aaa       AAA        959
  10,000    Kansas State, Development
              Financing Authority,
              Revenue, (Board of
              Regents Rehabilitation
              Project) Series
              1997G-2,
              5.000% 10/01/10........  Aaa       AAA     10,282
   2,500    Kansas State, Development
              Financing Authority,
              Revenue, (Public Water
              Supply Revolving
              Project) Series 1997,
              (AMBAC Insured),
              5.000% 04/01/17........  Aaa       NR       2,462
   2,000    Kansas State, Development
              Financing Authority,
              Revenue,
              (Regents-Wichita
              University Project)
              Series 2000B, (AMBAC
              Insured),
              5.900% 04/01/15........  Aaa       AAA      2,137
     955    Kansas State, Development
              Financing Authority,
              Revenue, (Sisters of
              Charity Leavenworth
              Project) Series 1998,
              5.000% 12/01/14........  Aaa       AAA        957
   1,000    Kansas State, Development
              Financing Authority,
              Revenue, (Water
              Pollution Control
              Project) Series
              1993-II,
              5.400% 11/01/03........  Aa1       AA+      1,043
   1,150    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.250% 09/01/11........  Aaa       AAA      1,194

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,265    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.350% 09/01/12........  Aaa       AAA   $  1,314
   1,525    Kansas, University
              Hospital Authority,
              Revenue, (Kansas
              University Health
              System Project) Series
              1999A, (AMBAC Insured),
              5.400% 09/01/13........  Aaa       AAA      1,582
   2,000    Leavenworth County,
              Kansas, GO, Series
              1997A, (AMBAC Insured),
              4.900% 12/01/06........  Aaa       AAA      2,090
     950    Reno County, Kansas,
              Unified School District
              Number 308 Hutchinson,
              GO, Series 1995, (FSA
              Insured),
              5.500% 09/01/07........  Aaa       AAA        994
     860    Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/08........  Aaa       AAA        942
     925    Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/09........  Aaa       AAA      1,017
     995    Reno County, Kansas,
              Unified School District
              Number 313, GO, Series
              1996B, (FSA Insured),
              5.900% 09/01/10........  Aaa       AAA      1,098
     500    Salina, Kansas, Hospital
              Revenue Refunding,
              (Asbury-Salina Regional
              Medical Center Project)
              Series 1993, (AMBAC
              Insured),
              5.100% 10/01/06........  Aaa       AAA        512
   1,010    Saline County, Kansas,
              Unified School District
              Number 305 Salina, GO
              Refunding, Series 1999,
              (FSA Insured),
              Prerefunded 09/01/08 @
              100,
              5.250% 09/01/13........  Aaa       NR       1,071

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,000    Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured),
              5.350% 10/01/04........  Aaa       AAA   $  1,054
   1,000    Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured), Prerefunded
              10/01/04 @ 100,
              5.400% 10/01/05........  Aaa       AAA      1,056
   1,250    Sedgwick County, Kansas,
              Unified School District
              Number 265 Goddard, GO,
              Series 1994, (FSA
              Insured), Prerefunded
              10/01/04 @ 100,
              5.500% 10/01/06........  Aaa       AAA      1,323
     785    Sedgwick County, Kansas,
              Unified School District
              Number 266 Maize, GO,
              Series 1994B, (FSA
              Insured), Prerefunded
              09/01/03 @ 100,
              5.700% 09/01/07........  Aaa       AAA        819
     845    Sedgwick County, Kansas,
              Unified School District
              Number 266 Maize, GO,
              Series 1994B, (FSA
              Insured), Prerefunded
              09/01/03 @ 100,
              5.800% 09/01/08........  Aaa       AAA        883
     500    Sedgwick County, Kansas,
              Unified School District
              Number 267, GO
              Refunding, Series 1995,
              (AMBAC Insured),
              Prerefunded 11/01/05 @
              100,
              6.100% 11/01/08........  Aaa       AAA        544
     500    Shawnee County, Kansas,
              GO Refunding, Series
              1992C,
              5.500% 09/01/03........  A1        NR         507
     500    Shawnee County, Kansas,
              Health Care Facilities
              Revenue Refunding,
              (Menninger Foundation
              Project) Series 1995,
              (FSA Insured),
              5.000% 08/15/07........  Aaa       AAA        512

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   500    Shawnee County, Kansas,
              Health Care Facilities
              Revenue Refunding,
              (Menninger Foundation
              Project) Series 1995,
              (FSA Insured),
              5.100% 08/15/09........  Aaa       AAA   $    510
     530    Shawnee County, Kansas,
              Revenue, (Sisters
              Charity Leavenworth
              Project) Series 1994,
              4.800% 12/01/05........  Aa2       AA         547
     555    Shawnee County, Kansas,
              Revenue, (Sisters
              Charity Leavenworth
              Project) Series 1994,
              4.900% 12/01/06........  Aa2       AA         568
     895    Shawnee County, Kansas,
              Unified School District
              Number 345 Seaman, GO,
              Series 1994, (MBIA
              Insured), Prerefunded
              09/01/04 @ 100,
              5.400% 09/01/06........  Aaa       AAA        944
     950    Shawnee County, Kansas,
              Unified School District
              Number 345 Seaman, GO,
              Series 1994, (MBIA
              Insured), Prerefunded
              09/01/04 @ 100,
              5.500% 09/01/07........  Aaa       AAA      1,004
   1,050    Shawnee County, Kansas,
              Unified School District
              Number 501, GO, Series
              1995, (FGIC Insured),
              Prerefunded 02/01/03 @
              100,
              5.300% 02/01/04........  Aaa       AAA      1,078
   1,170    Wichita, Kansas, Water
              and Sewer Utility
              Revenue Refunding,
              Series 1998, (FGIC
              Insured),
              4.150% 10/01/05........  Aaa       NR       1,190
                                                       --------
                                                         83,608
                                                       --------
            ALASKA -- 1.4%
   2,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              2000B, (MBIA Insured),
              4.789%& 06/30/09.......  Aaa       AAA      1,421
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 170

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            OHIO -- 2.6%
 $ 1,000    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F,
              6.050% 10/01/09........  NR        BB+   $    864
   2,000    Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BB+      1,744
                                                       --------
                                                          2,608
                                                       --------
            OKLAHOMA -- 2.0%
   2,000    Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL),
              5.100% 11/01/05........  Aa3       NR       2,079
                                                       --------
            SOUTH CAROLINA -- 2.3%
   2,000    Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A-       2,324
                                                       --------
            TEXAS -- 4.1%
   2,000    Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put 11/01/07
              @ 100,
              6.150% 05/01/29........  B1        BB       1,875
   2,250    Sabine River, Texas,
              Pollution Control
              Authority, Revenue
              Refunding, (Texas
              University Electric
              Company Project) Series
              2001A, Mandatory Put
              11/01/11 @ 100,
              5.500% 05/01/22........  Baa1      BBB+     2,250
                                                       --------
                                                          4,125
                                                       --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            WASHINGTON -- 1.0%
 $ 1,000    Energy Northwest
              Washington, Electric
              Revenue Refunding,
              Series 2002A, (MBIA
              Insured),
              5.750% 07/01/18........  Aaa       AAA   $  1,048
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $94,777)........................    97,213
                                                       --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 3.2%
              (Cost: $3,266)
   3,266    Nations Tax Exempt Fund, Primary A Class#................      3,266
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $98,043*).................................   98.9%   100,479
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................    1.1%
            Cash.....................................................   $      1
            Receivable for Fund shares sold..........................        167
            Dividends receivable.....................................          5
            Interest receivable......................................      1,619
            Payable for Fund shares redeemed.........................       (167)
            Investment advisory fee payable..........................        (26)
            Administration fee payable...............................        (17)
            Shareholder servicing and distribution fees payable......         (1)
            Distributions payable....................................       (356)
            Accrued Trustees' fees and expenses......................        (24)
            Accrued expenses and other liabilities...................        (34)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................      1,167
                                                                        --------
            NET ASSETS........................................  100.0%  $101,646
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    112
            Accumulated net realized gain on investments sold........        211
            Net unrealized appreciation of investments...............      2,436
            Paid-in capital..........................................     98,887
                                                                        --------
            NET ASSETS...............................................   $101,646
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


                                                                         VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($98,506,072 / 9,698,718 shares outstanding)...........     $10.16
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($3,114,813 / 306,886 shares outstanding)..............     $10.15
                                                                        ========

            Maximum sales charge.....................................      3.25%
            Maximum offering price per share.........................     $10.49

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($24,776 / 2,443 shares outstanding)...................     $10.14
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Kansas Municipal Income Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   AMBAC                                                                  14.44%
   FGIC                                                                   14.52%
   FSA                                                                    12.10%
   MBIA                                                                   11.89%

Nations Kansas Municipal Income Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Pre-Refunded                                                           19.11%
   Hospital Revenue                                                       18.23%
   Lease Revenue                                                          10.11%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 172

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.7%
            MARYLAND -- 80.2%
 $1,000     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993,
              5.125% 07/15/08........  Aa1       AA+   $  1,031
  2,855     Anne Arundel County,
              Maryland, GO, Series
              1995,
              5.200% 04/01/08........  Aa1       AA+      2,968
  1,000     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO
              Refunding, Series 1992,
              5.800% 05/01/03........  Aaa       AAA      1,024
  1,075     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.375% 10/15/07........  Aaa       AAA      1,199
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A, (AMBAC Insured),
              5.300% 10/15/06........  Aaa       AAA      1,032
  1,740     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.300% 10/15/16........  Aaa       AAA      1,788
  1,000     Baltimore, Maryland,
              Convention Center
              Revenue Refunding,
              Series 1998, (MBIA
              Insured),
              5.000% 09/01/06........  Aaa       AAA      1,049
  1,725     Baltimore, Maryland,
              Exchanged Revenue,
              Series 1996A, (FGIC
              Insured),
              5.900% 07/01/10........  Aaa       AAA      1,902
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.000% 10/15/04........  Aaa       AAA      1,096
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured),
              7.050% 10/15/07........  Aaa       AAA      1,147
  1,750     Baltimore, Maryland, Port
              Facilities Revenue,
              (E.I. duPont de Nemours
              and Company Project)
              Series 1985,
              6.500% 12/01/10........  Aa3       AA-      1,815

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1993A, (MBIA
              Insured),
              5.100% 07/01/04........  Aaa       AAA   $  1,045
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured),
              5.000% 07/01/22........  Aaa       AAA        990
  2,135     Frederick County,
              Maryland, GO Refunding,
              Series 1993,
              5.350% 07/01/05........  Aa2       AA       2,187
  1,455     Harford County, Maryland,
              Public Improvement GO,
              Series 1992,
              5.300% 09/01/03........  Aa1       AA       1,502
  1,545     Howard County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series
              1993A,
              5.000% 08/15/03........  Aaa       AAA      1,599
     20     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A, Prerefunded
              08/15/05 @ 100,
              5.250% 08/15/06........  Aaa       AAA         21
  1,500     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/16........  Aaa       AAA      1,533
  2,000     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/18........  Aaa       AAA      2,029
  1,000     Howard County, Maryland,
              Metropolitan District
              GO Refunding, Series
              1991B,
              6.000% 08/15/03........  Aaa       AAA      1,049
  1,980     Howard County, Maryland,
              Public Improvement GO,
              Unrefunded Balance,
              Series 1993A,
              5.250% 08/15/06........  Aaa       AAA      2,059
  1,530     Laurel, Maryland, Public
              Improvement GO
              Refunding, 1996A, (FGIC
              Insured),
              5.000% 10/01/11........  Aaa       AAA      1,574

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,200     Maryland State,
              Certificates of
              Participation
              Refunding, (State
              Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.800% 06/01/02........  Aa3       AA+   $  1,208
  1,410     Maryland State,
              Certificates of
              Participation Revenue,
              (Aviation
              Administration
              Facilities Project)
              Series 1999, AMT,
              4.750% 05/01/07........  Aa3       AA+      1,443
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1997-1, (FHA
              COLL),
              4.950% 04/01/07........  Aa2       NR       1,034
  4,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.500% 04/01/08........  Aa2       NR       3,987
  1,685     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.700% 04/01/10........  Aa2       NR       1,674
  2,410     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999D, AMT,
              5.375% 09/01/24........  Aa2       NR       2,335
  2,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17........  Aa2       NR       2,070

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $5,000     Maryland State,
              Department of
              Transportation, Series
              2002,
              5.500% 02/01/14........  Aa2       AA    $  5,361
  2,000     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              5.750% 06/01/29........  Baa3      NR       1,989
    500     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30........  Baa3      NR         504
    945     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue, Series
              1999A,
              5.600% 06/01/10........  Baa3      NR         952
  1,000     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue, Series
              1999A,
              5.700% 06/01/12........  Baa3      NR       1,006
    815     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue, Series
              1999A,
              6.000% 06/01/19........  Baa3      NR         825
  1,000     Maryland State, GO,
              Series 1998,
              5.000% 07/15/11........  Aaa       AAA      1,037
  2,700     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.250% 07/01/04........  A1        AA-      2,824
  1,500     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.400% 07/01/06........  A1        AA-      1,557
  3,050     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.500% 07/01/07........  A1        AA-      3,160

                       SEE NOTES TO FINANCIAL STATEMENTS.
 174

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (University of Maryland
              Medical Systems
              Project) Series 1993,
              (FGIC Insured),
              5.200% 07/01/04........  Aaa       AAA   $  1,046
    510     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (College of
              Notre Dame Project)
              Series 1998, (MBIA
              Insured),
              4.600% 10/01/14........  Aaa       AAA        505
    430     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.125% 07/01/03........  Aaa       NR         439
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/13........  Aaa       NR       1,058
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/21........  Aaa       NR       1,021
  2,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (John Hopkins
              Hospital Redevelopment
              Project) Series 1979,
              5.750% 07/01/09........  Aaa       AAA      2,182
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              Medical Project) Series
              1998,
              5.000% 07/01/29........  Aaa       AAA        953
  2,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999,
              Prerefunded
              07/01/09 @ 101,
              6.000% 07/01/39........  Aa2       AA       2,223

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,100     Maryland State,
              Industrial Development
              Financing Authority,
              Revenue Refunding,
              (American Center for
              Physics Facilities
              Project) Series 2001,
              (GTY AGMT),
              3.650% 12/15/05........  Aa3       NR    $  1,103
  1,500     Maryland State, State and
              Local Facilities Loan
              GO, Series 1995-2,
              5.000% 10/15/04........  Aaa       AAA      1,575
  1,550     Maryland State, State and
              Local Facilities Loan
              GO, Series 1996-2,
              5.250% 06/15/11........  Aaa       AAA      1,626
  1,970     Maryland State, State and
              Local Facilities Loan
              GO, Series 2000,
              5.750% 08/01/11........  Aaa       AAA      2,168
  3,000     Maryland State,
              Transportation
              Authority,
              (Baltimore/Washington
              International Airport
              Project) Series 2002A,
              (AMBAC Insured),
              4.500% 03/01/15........  Aaa       AAA      2,878
    645     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978,
              6.625% 07/01/03........  Aaa       AAA        665
  4,000     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992,
              5.700% 07/01/05........  A1        A+       4,267
  2,800     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992,
              5.800% 07/01/06........  A1        A+       3,020
  2,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A,
              5.600% 07/01/04........  Aaa       AAA      2,116
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A,
              5.750% 07/01/06........  Aaa       AAA      1,081
  3,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1993A,
              4.900% 10/01/07........  Aaa       AAA      3,602

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A,
              5.375% 05/01/08........  Aaa       AAA   $  1,070
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A,
              Prerefunded 05/01/07 @
              102,
              5.375% 05/01/13........  Aaa       AAA      1,078
  1,000     Montgomery County,
              Maryland, GO Refunding,
              Series 2001,
              5.250% 10/01/14........  Aaa       AAA      1,049
  1,500     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission,
              Multi-Family Mortgage
              Revenue, Series 2000A,
              6.100% 07/01/30........  Aaa       NR       1,565
  1,500     Northeast Maryland, Solid
              Waste Disposal
              Authority, Revenue,
              (Montgomery County
              Resource Recreation
              Project) Series 1993A,
              AMT,
              6.000% 07/01/07........  A2        NR       1,601
  1,800     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992,
              5.900% 01/15/06........  Aa3       AA       1,842
  2,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999,
              5.000% 10/01/12........  Aaa       AAA      2,070
  2,300     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999,
              (FSA Insured),
              5.125% 10/01/16........  Aaa       AAA      2,335
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.125% 10/01/08........  Aa3       AA       1,057
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.125% 10/01/10........  Aa3       AA       1,055
  2,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/18........  Aa3       AA       2,032

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,500     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/19........  Aa3       AA    $  2,530
  4,825     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2001,
              (FGIC Insured),
              5.250% 12/01/11........  Aaa       AAA      5,134
  3,970     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2001,
              (FGIC Insured),
              5.250% 12/01/19........  Aaa       AAA      4,029
  4,650     Prince Georges County,
              Maryland, GO,
              Construction Public
              Improvements, Series
              2001,
              (FGIC Insured),
              5.250% 12/01/12........  Aaa       AAA      4,936
    370     Prince Georges County,
              Maryland, Housing
              Authority,
              Single-Family Mortgage
              Revenue, Series 2000A,
              AMT,
              6.150% 08/01/19........  NR        AAA        382
  1,000     Prince Georges County,
              Maryland, PCR
              Refunding, (Potomac
              Electric Power Project)
              Series 1995,
              5.750% 03/15/10........  A1        A        1,085
  2,000     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured),
              5.100% 06/15/05........  Aaa       AAA      2,076
  1,200     Queen Annes County,
              Maryland, School and
              Public Facilities GO,
              Series 2000,
              5.250% 01/15/14........  Aaa       AAA      1,247
  1,000     Rockville, Maryland, GO
              Refunding, Series 1993,
              4.750% 04/15/05........  Aa1       AA+      1,014
  1,000     St. Mary's County,
              Maryland, GO, Series
              1995,
              (MBIA Insured),
              5.700% 03/01/08........  Aaa       AAA      1,073

                       SEE NOTES TO FINANCIAL STATEMENTS.
 176

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue Refunding,
              Series 1993C,
              4.900% 10/01/08........  Aa3       AA+   $  2,042
  1,020     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13........  Aa3       AA+      1,066
  3,115     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/14........  Aa3       AA+      3,249
  1,975     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.000% 10/01/08........  Aa3       AA+      2,077
  1,575     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.250% 10/01/11........  Aa3       AA+      1,661
  1,000     Washington County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.250% 01/01/06........  Aaa       AAA      1,040
  1,000     Washington County,
              Maryland, Sanitation
              District, GO Refunding,
              Series 1993F, (FGIC
              Insured),
              5.250% 01/01/06........  Aaa       AAA      1,040
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction
              GO, Series 2000,
              5.250% 06/01/22........  Aaa       AAA      1,007
  3,440     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO
              Refunding, Series 1993,
              5.100% 12/01/07........  Aaa       AAA      3,564
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1993,
              5.000% 06/01/03........  Aaa       AAA      1,031

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,050     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              2001,
              4.125% 06/01/05........  Aaa       AAA   $  2,098
  1,355     Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997, (MBIA Insured),
              4.900% 12/01/11........  Aaa       AAA      1,392
  1,425     Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997,
              (MBIA Insured),
              5.000% 12/01/12........  Aaa       AAA      1,464
                                                       --------
                                                        161,124
                                                       --------
            ALABAMA -- 1.5%
  3,000     Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22........  Baa2      BBB      3,070
                                                       --------
            ARKANSAS -- 1.9%
  4,000     Crossett, Arkansas, PCR,
              (Georgia Pacific
              Corporation Project)
              Series 1984,
              4.875% 10/01/07........  Baa3      NR       3,866
                                                       --------
            COLORADO -- 0.8%
  3,800     Colorado, E-470 Public
              Highway Authority,
              Revenue, Capital
              Appreciation, Series
              1997B,
              (MBIA Insured),
              5.514%& 09/01/18.......  Aaa       AAA      1,519
                                                       --------
            DISTRICT OF COLUMBIA -- 1.2%
  2,000     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 07/01/06........  Aaa       AAA      2,080

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            DISTRICT OF
              COLUMBIA -- (CONTINUED)
 $  350     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              6.000% 07/01/10........  Aaa       AAA   $    389
                                                       --------
                                                          2,469
                                                       --------
            FLORIDA -- 0.5%
  1,000     Florida State, Board of
              Education, Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20........  Aaa       AAA        972
                                                       --------
            MICHIGAN -- 1.0%
  2,000     Southfield, Michigan,
              Library Building
              Authority, GO, Series
              2000, (MBIA Insured),
              5.500% 05/01/24........  Aaa       AAA      2,022
                                                       --------
            MISSISSIPPI -- 2.0%
  1,000     Mississippi State,
              Hospital Facilities and
              Equipment Authority,
              Revenue, (Forrest
              County General Hospital
              Project) Series 2000,
              (FSA Insured),
              5.625% 01/01/20........  Aaa       NR       1,015
  3,100     Mississippi State,
              Hospital Facilities and
              Equipment Authority,
              Revenue, (Forrest
              County General Hospital
              Project) Series 2000,
              (FSA Insured),
              5.500% 01/01/24........  Aaa       NR       3,092
                                                       --------
                                                          4,107
                                                       --------
            OKLAHOMA -- 0.9%
  2,000     Tulsa, Oklahoma,
              Municipal Airport
              Transportation Revenue
              Refunding, Series
              2000B, AMT, Mandatory
              Put
              12/01/08 @ 100,
              6.000% 06/01/35........  B1        BB       1,859
                                                       --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- 1.0%
 $2,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities Revenue
              Refunding, (Federal
              Express Corporation
              Project) Series 2001,
              5.000% 09/01/09........  Baa2      BBB   $  2,011
                                                       --------
            TEXAS -- 4.4%
  2,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100, 4.950%
              10/01/30...............  NR        BBB+     2,017
  2,250     Sabine River, Texas,
              Pollution Control
              Authority, Revenue
              Refunding, (Texas
              University Electric
              Company Project) Series
              2001A, Mandatory Put
              11/01/11 @ 100,
              5.500% 05/01/22........  Baa1      BBB+     2,250
  2,000     Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12........  Aaa       AAA      2,034
  2,395     Travis County, Texas,
              Housing Financial
              Authority, Multifamily
              Housing Revenue,
              (Lakeview Apartments
              Project) Series 2001A,
              5.500% 07/01/11........  A3        NR       2,391
                                                       --------
                                                          8,692
                                                       --------
            VIRGINIA -- 0.9%
  1,775     Virginia State
              Transportation Board,
              Transportation Contract
              Revenue, (US Route 58
              Corridor Development
              Project) Series
              1993PG-B,
              5.350% 05/15/09........  Aa1       AA+      1,858
                                                       --------
            WASHINGTON -- 1.4%
  2,700     Washington Suburban
              Sanitation District
              Authority, Maryland, GO
              Refunding, Series 2001,
              5.000% 06/01/08........  Aaa       AAA      2,833
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $191,481).......................   196,402
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 178

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




SHARES                                                                VALUE
(000)                                                                 (000)
-----------------------------------------------------------------------------
         INVESTMENT COMPANIES -- 1.1%
           (Cost $2,218)
2,218    Nations Tax Exempt Fund, Primary A Class#................   $  2,218
                                                                     --------
         TOTAL INVESTMENTS
           (Cost $193,699*)................................   98.8%   198,620
                                                                     --------
         OTHER ASSETS AND
           LIABILITIES (NET)...............................    1.2%
         Cash.....................................................   $      1
         Receivable for Fund shares sold..........................        450
         Dividends receivable.....................................          4
         Interest receivable......................................      3,221
         Payable for Fund shares redeemed.........................       (304)
         Investment advisory fee payable..........................        (33)
         Administration fee payable...............................        (34)
         Shareholder servicing and distribution fees payable......        (11)
         Distributions payable....................................       (666)
         Accrued Trustees' fees and expenses......................        (49)
         Accrued expenses and other liabilities...................        (67)
                                                                     --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)......................................      2,512
                                                                     --------
         NET ASSETS........................................  100.0%  $201,132
                                                                     ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income......................   $    166
         Accumulated net realized loss on investments sold........       (645)
         Net unrealized appreciation of investments...............      4,921
         Paid-in capital..........................................    196,690
                                                                     --------
         NET ASSETS...............................................   $201,132
                                                                     ========


                                                                      VALUE
-----------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($172,600,515 / 15,916,761 shares outstanding).........     $10.84
                                                                     ========

         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($20,760,030 / 1,914,519 shares outstanding)...........     $10.84
                                                                     ========

         Maximum sales charge.....................................      3.25%
         Maximum offering price per share.........................     $11.21

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($6,317,716 / 582,613 shares outstanding)..............     $10.84
                                                                     ========

         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($1,454,209 / 134,102 shares outstanding)..............     $10.84
                                                                     ========


---------------

 *Federal Income Tax Information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   FGIC                                                                   13.50%

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Transportation Revenue                                                 11.39%
   Housing Revenue                                                        10.16%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.4%
            MARYLAND -- 86.2%
 $  500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO
              Refunding, Series 1995,
              5.300% 04/01/10.........  Aa1       AA+   $   524
    500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993,
              5.250% 07/15/11.........  Aa1       AA+       524
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1998B, (FGIC Insured),
              6.500% 10/15/08.........  Aaa       AAA     1,032
    800     Calvert County, Maryland,
              PCR Refunding,
              (Baltimore Gas and
              Electric Company
              Project) Series 1993,
              5.550% 07/15/14.........  A2        BBB+      816
    250     Cumberland, Maryland, GO
              Refunding, Series 1994A,
              (FGIC Insured),
              5.250% 05/01/21.........  Aaa       AAA       251
  1,000     Harford County, Maryland,
              GO, Series 1997,
              5.500% 12/01/07.........  Aa1       AA      1,076
  1,900     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A,
              5.250% 02/15/17.........  Aaa       AAA     1,934
    500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 1998B, AMT,
              4.950% 09/01/11.........  Aa2       NR        501
    810     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 2000A,
              5.500% 09/01/12.........  Aa2       NR        846
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17.........  Aa2       NR      1,035

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,265     Maryland State, Department
              of Transportation,
              Series 2002,
              5.500% 02/01/11.........  Aa2       AA    $ 1,361
    495     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.300% 06/01/08.........  Baa3      NR        495
    575     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.600% 06/01/11.........  Baa3      NR        576
  2,000     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              5.750% 06/01/29.........  Baa3      NR      1,990
  1,150     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30.........  Baa3      NR      1,159
    300     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.600% 07/01/09.........  A1        AA-       310
  2,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999, Prerefunded
              07/01/09 @ 101,
              6.000% 07/01/39.........  Aa2       AA      2,224
    330     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Loyola College
              Project) Series 1999,
              5.000% 10/01/39.........  A2        A         303
    500     Maryland State, Stadium
              Authority, Lease
              Revenue, (Ocean City
              Convention Center
              Project) Series 1995,
              5.375% 12/15/13.........  Aa2       AA+       515
  1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 1999-2,
              5.000% 07/15/07.........  Aaa       AAA     1,048

                       SEE NOTES TO FINANCIAL STATEMENTS.
 180

NATIONS FUNDS

Nations Maryland Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 2000,
              5.750% 08/01/11.........  Aaa       AAA   $ 1,100
    760     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978,
              6.800% 07/01/16.........  Aaa       AAA       869
    300     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1992,
              5.750% 07/01/15.........  A1        A+        302
  1,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992A,
              5.800% 07/01/07.........  Aaa       AAA     1,628
  1,000     Montgomery County,
              Maryland, Economic
              Development Revenue,
              (Trinity Health Care
              Group Project) Series
              2001,
              5.500% 12/01/16.........  Aa3       AA-     1,028
    935     Northeast Maryland, Solid
              Waste Disposal
              Authority, Revenue,
              (Ogden Martin Systems -
              Montgomery County
              Residential Receivables
              Project) Series 1993A,
              AMT,
              6.300% 07/01/16.........  A2        NR        964
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured),
              5.125% 10/01/16.........  Aaa       AAA     1,015
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 2000,
              5.250% 10/01/18.........  Aa3       AA      1,016
    500     Prince Georges County,
              Maryland, PCR Refunding,
              (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10.........  A1        A         542
    500     Prince Georges County,
              Maryland, Stormwater
              Management, GO, Series
              1993,
              5.500% 03/15/13.........  Aa2       AA        510
  2,500     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13.........  Aa3       AA+     2,613

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1997A,
              5.125% 04/01/13.........  Aa3       AA+   $ 1,031
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 2000A,
              5.250% 10/01/11.........  Aa3       AA+     1,055
  1,290     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              4.800% 12/01/10.........  Aaa       AAA     1,326
                                                        -------
                                                         33,519
                                                        -------
            GUAM -- 1.5%
    600     Guam, Government GO,
              Series 1993A,
              5.200% 11/15/08.........  NR        BB        583
                                                        -------
            MISSISSIPPI -- 1.3%
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 08/01/18.........  Baa2      BBB       521
                                                        -------
            PUERTO RICO -- 0.8%
    310     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing Mortgage-
              Portfolio I) Series
              1995, AMT, (GNMA/FNMA/
              FHLMC COLL),
              6.100% 10/01/15.........  Aaa       AAA       321
                                                        -------
            TENNESSEE -- 3.6%
  1,355     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Model PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24.........  A3        BBB+    1,418
                                                        -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- 2.4%
 $1,000     Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1999A, (PSF-GTD),
              5.000% 02/15/24.........  Aaa       AAA   $   944
                                                        -------
            WASHINGTON -- 2.6%
  1,000     Washington State, Motor
              Vehicle Fuel Tax, GO,
              Series 1997D, (FGIC
              Insured),
              5.375% 01/01/22.........  Aaa       AAA     1,002
                                                        -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $36,632).........................   38,308
                                                        -------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 1.1%
           (Cost: $431)
   431   Nations Tax Exempt Fund, Primary A Class#................       431
                                                                     -------
         TOTAL INVESTMENTS
           (Cost $37,063*).................................   99.5%   38,739
                                                                     -------
         OTHER ASSETS AND LIABILITIES (NET)................    0.5%
         Cash.....................................................   $     1
         Interest receivable......................................       596
         Payable for Fund shares redeemed.........................      (215)
         Administration fee payable...............................        (7)
         Shareholder servicing and distribution fees payable......       (16)
         Distributions payable....................................       (93)
         Accrued Trustees' fees and expenses......................       (45)
         Accrued expenses and other liabilities...................       (38)
                                                                     -------
         TOTAL OTHER ASSETS AND LIABILITIES (NET).................       183
                                                                     -------
         NET ASSETS........................................  100.0%  $38,922
                                                                     =======
         NET ASSETS CONSIST OF:
         Undistributed net investment income......................   $    85
         Accumulated net realized loss on investments sold........      (646)
         Net unrealized appreciation of investments...............     1,676
         Paid-in capital..........................................    37,807
                                                                     -------
         NET ASSETS...............................................   $38,922
                                                                     =======

                                                                      VALUE
----------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($17,860,370 / 1,790,843 shares outstanding)...........     $9.97
                                                                     =======
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($3,114,035 / 312,295 shares outstanding)..............     $9.97
                                                                     =======

         Maximum sales charge.....................................     4.75%
         Maximum offering price per share.........................    $10.47

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($17,554,849 / 1,760,246 shares outstanding)...........     $9.97
                                                                     =======
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($392,299 / 39,353 shares outstanding).................     $9.97
                                                                     =======

---------------

 *Federal Income Tax Information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Maryland Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Education Revenue                                                      17.85%
   Housing Revenue                                                        14.90%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 182

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 94.5%
            NORTH CAROLINA -- 92.4%
 $1,000     Brunswick County, North
              Carolina, Certificates
              of Participation,
              Series 2000,
              5.500% 06/01/20........  Aaa       AAA   $  1,019
  1,000     Buncombe County, North
              Carolina, GO Refunding,
              Series 1993,
              Prerefunded 07/01/02 @
              102,
              5.000% 03/01/03........  Aa2       AA       1,027
      5     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue,
              Unrefunded Balance,
              Series 1992B,
              Prerefunded 07/01/02 @
              102,
              6.750% 07/01/16........  A1        NR           5
  2,000     Cabarrus County, North
              Carolina, Certificates
              of Participation,
              Installment Financing
              Contract, Series 2001,
              5.500% 04/01/13........  Aa3       AA-      2,112
  1,500     Cabarrus County, North
              Carolina, GO, (MBIA
              Insured),
              5.300% 02/01/13........  Aaa       AAA      1,564
  1,200     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.750% 07/01/05........  Aaa       AAA      1,230
  1,275     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.850% 07/01/06........  Aaa       AAA      1,305
  1,260     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              5.000% 07/01/07........  Aaa       AAA      1,294
  1,000     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              6.000% 07/01/24........  Aaa       AAA      1,041
  1,000     Charlotte, North
              Carolina, GO Refunding,
              Series 1993,
              4.500% 02/01/03........  Aaa       AAA      1,021
  1,295     Charlotte, North
              Carolina, GO Refunding,
              Series 1995,
              5.000% 06/01/07........  Aaa       AAA      1,344

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1994,
              Prerefunded 02/01/04 @
              102,
              5.800% 02/01/16........  Aaa       AAA   $  1,069
  1,670     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1996,
              5.500% 05/01/06........  Aaa       AAA      1,782
  1,855     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1998,
              4.750% 02/01/12........  Aaa       AAA      1,887
  2,545     Charlotte, North
              Carolina, Water and
              Sewer Systems Revenue,
              Series 1999,
              5.375% 06/01/19........  Aa1       AAA      2,579
  2,000     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.000% 01/15/17........  Aa3       NR       1,927
  4,500     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22........  Aa3       NR       4,356
  2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/02........  Aaa       AAA      2,514
  1,000     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/05........  Aaa       AAA      1,028
  2,000     Coastal Regional Solid
              Waste Management
              Authority, North
              Carolina, Solid Waste
              Disposal System
              Revenue, Series 1992,
              Prerefunded 06/01/02 @
              102,
              6.300% 06/01/04........  A3        BBB+     2,055
  1,490     Concord, North Carolina,
              Certificate of
              Participation, Series
              2001, (MBIA Insured),
              5.000% 06/01/17........  Aaa       AAA      1,460
    500     Concord, North Carolina,
              GO Refunding, Series
              1992,
              6.200% 06/01/05........  Aa2       AA-        511

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Concord, North Carolina,
              Utilities System
              Revenue, Series 1993,
              (MBIA Insured),
              5.200% 12/01/02........  Aaa       AAA   $  1,022
  2,120     Cumberland County, North
              Carolina, GO Refunding,
              Series 1998, (FGIC
              Insured),
              4.750% 02/01/10........  Aaa       AAA      2,171
  1,720     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1992,
              5.750% 04/01/03........  Aaa       AAA      1,734
  2,300     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1993,
              5.000% 04/01/03........  Aaa       AAA      2,360
  1,000     Durham, North Carolina,
              Water and Sewer Utility
              System, Revenue, Series
              2001,
              5.250% 06/01/16........  Aa3       AA       1,020
  1,150     Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1997,
              (FSA Insured),
              5.250% 03/01/07........  Aaa       AAA      1,211
  2,000     Forsyth County, North
              Carolina, GO Refunding,
              Series 1993A,
              4.750% 03/01/06........  Aaa       AAA      2,058
  1,000     Greensboro, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1998A,
              5.000% 06/01/18........  Aa3       AA-        979
  2,000     Greenville, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1994,
              6.000% 09/01/10........  A2        A+       2,160
  2,000     Halifax County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue, (International
              Paper Company Project)
              Series 2001A, AMT,
              5.900% 09/01/25........  Baa2      BBB      1,939

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $3,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24........  Baa2      NR    $  3,080
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18........  Baa2      BBB        950
  1,095     Iredell County, North
              Carolina, GO, Series
              1997,
              4.750% 02/01/16........  Aa3       A+       1,065
  1,955     Iredell County, North
              Carolina, Public
              Facilities Corporate
              Installment Payment
              Revenue, (School
              Projects) Series 2000,
              (AMBAC Insured),
              5.500% 06/01/09........  Aaa       NR       2,093
  2,180     Iredell County, North
              Carolina, Public
              Facilities Corporate
              Installment Payment
              Revenue, (School
              Projects) Series 2000,
              (AMBAC Insured),
              5.125% 06/01/18........  Aaa       NR       2,167
  1,305     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/12........  Aaa       AAA      1,393
  2,700     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/16........  Aaa       AAA      2,848
    390     Lower Cape Fear, North
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1993,
              AMT,
              5.200% 03/01/04........  A2        BBB        402
  1,170     Mecklenburg County, North
              Carolina, GO, Series
              2001A,
              5.000% 04/01/16........  Aaa       AAA      1,178

                       SEE NOTES TO FINANCIAL STATEMENTS.
 184

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Mecklenburg County, North
              Carolina, GO Refunding,
              Series 1993,
              4.250% 04/01/05........  Aaa       AAA   $  1,024
  1,800     Mecklenburg County, North
              Carolina, GO, Series
              2000D,
              5.000% 04/01/11........  Aaa       AAA      1,874
  1,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Fluor Corporation
              Project) Series 1993,
              5.250% 12/01/09........  NR        A        1,010
  1,195     Morganton, North
              Carolina, Water and
              Sewer GO, Series 1995,
              (FGIC Insured),
              5.700% 06/01/11........  Aaa       AAA      1,258
  2,220     New Hanover County, North
              Carolina, GO, Series
              1995,
              5.500% 03/01/10........  Aa2       AA-      2,326
  1,350     New Hanover County, North
              Carolina, GO, Series
              2001,
              4.600% 06/01/14........  Aa2       AA-      1,331
  2,000     New Hanover County, North
              Carolina, GO, Series
              2001,
              5.000% 06/01/17........  Aa2       AA-      2,000
  4,725     North Carolina State, GO,
              Series 1994A,
              4.700% 02/01/10........  Aaa       AAA      4,837
  4,000     North Carolina State, GO,
              Series 1997A,
              5.100% 03/01/06........  Aaa       AAA      4,206
  5,000     North Carolina State, GO,
              Series 2001A,
              4.750% 03/01/14........  Aaa       AAA      5,004
  1,000     North Carolina,
              Appalachian State
              University, Revenue
              Refunding, (Utility
              Systems Project) Series
              1998, (MBIA Insured),
              5.000% 05/15/12........  Aaa       AAA      1,033
  2,165     North Carolina, Eastern
              Municipal Power
              Authority, Revenue,
              Series 1986A,
              5.000% 01/01/17........  Aaa       BBB      2,178
  1,750     North Carolina, Housing
              Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              5.950% 07/01/10........  Aa2       AA       1,841

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,210     North Carolina, Housing
              Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              6.050% 07/01/12........  Aa2       AA    $  1,274
  1,950     North Carolina, Housing
              Finance Agency, Multi-
              Family Housing Revenue
              Refunding, Series
              1992B, (FHA COLL),
              6.900% 07/01/24........  Aa2       NR       2,002
    985     North Carolina, Housing
              Finance Agency,
              Revenue, (Home
              Ownership Project)
              Series 1999A-6, AMT,
              6.000% 01/01/16........  Aa2       AA       1,013
  1,500     North Carolina, Housing
              Finance Agency,
              Revenue, Series
              1999A-3, AMT,
              5.150% 01/01/19........  Aa2       AA       1,440
  3,960     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              (Home Ownership
              Project) Series
              1998A-1, AMT,
              5.350% 01/01/17........  Aa2       AA       3,926
    740     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994Y,
              6.300% 09/01/15........  Aa2       AA         757
  2,500     North Carolina, Housing
              Finance Agency, Student
              Housing Revenue,
              (Appalachian Student
              Housing Project) Series
              2000A, (First Union
              National Bank LOC),
              Mandatory Put 09/01/03
              @ 100,
              4.750% 07/01/31........  Aa3       NR       2,552
  2,985     North Carolina, Housing
              Financing Agency,
              Series 1999A-5, AMT,
              5.550% 01/01/19........  Aa2       AA       2,989
  2,605     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/08........  Aaa       AAA      2,712

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.250% 10/01/04........  A1        AA-   $  2,087
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.300% 10/01/05........  A1        AA-      1,040
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.500% 10/01/14........  A1        AA-      3,035
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Inc. Project)
              Series 1996,
              5.100% 05/01/07........  A1        AA-      2,064
  1,715     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Inc. Project)
              Series 1996,
              5.125% 05/01/08........  A1        AA-      1,759
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Duke
              University Hospital
              Project) Series 1996C,
              5.250% 06/01/17........  Aa3       AA       1,973
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Gaston
              Memorial Hospital
              Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.000% 02/15/05........  Aaa       AAA      2,080
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Moore Regal
              Hospital Project)
              Series 1993,
              5.200% 10/01/13........  Aa3       AA       1,510
  1,930     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993,
              5.400% 06/01/02........  A1        A+       1,941

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,620     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              5.600% 06/01/04........  Aaa       A+    $  1,712
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              6.250% 06/01/17........  Aaa       A+       3,193
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue
              Refunding, (Stanley
              Memorial Hospital
              Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/06........  Aaa       AAA      1,056
  2,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue, Series 1992,
              (MBIA-IBC Insured),
              7.250% 01/01/07........  Aaa       AAA      2,260
  1,000     North Carolina, State
              Education Assistance
              Authority, Revenue,
              Series 1995A, AMT, (GTD
              STD LNS),
              5.300% 07/01/03........  A2        NR       1,029
  1,625     Orange County, North
              Carolina, GO, Series
              1994, Prerefunded
              02/01/04 @ 102,
              5.500% 02/01/12........  Aa1       AA+      1,728
  4,645     Orange County, North
              Carolina, GO, Series
              2000,
              5.300% 04/01/18........  Aa1       AA+      4,767
  1,390     Pitt County, North
              Carolina, Certificates
              of Participation,
              (School Facilities
              Project) Series 2000B,
              5.750% 04/01/16........  Aaa       AAA      1,476
  1,240     Pitt County, North
              Carolina, Revenue
              Refunding, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.375% 12/01/10........  Aaa       NR       1,302
  1,000     Raleigh, North Carolina,
              Combined Enterprise
              System Revenue, Series
              1996,
              5.250% 03/01/07........  Aa1       AAA      1,056

                       SEE NOTES TO FINANCIAL STATEMENTS.
 186

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,910     Raleigh, North Carolina,
              GO, Series 1996,
              5.300% 06/01/16........  Aaa       AAA   $  1,970
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.200% 06/01/12........  Aaa       AAA      1,038
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.300% 06/01/13........  Aaa       AAA      1,040
  1,595     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.500% 06/01/14........  Aaa       AAA      1,671
  2,000     Randolph County, North
              Carolina, GO, Series
              1992, Prerefunded
              05/01/02 @ 102,
              6.250% 05/01/08........  Aa3       AA-      2,048
  1,000     Robeson County, North
              Carolina, Industrial
              Facilities, PCR
              Refunding, (Campbell
              Soup Company Project)
              Series 1991,
              6.400% 12/01/06........  NR        A        1,098
  1,000     Rockingham, North
              Carolina, Certificates
              of Participation,
              Series 2002, (AMBAC
              Insured),
              5.000% 04/01/10........  Aaa       AAA      1,036
  1,690     University of North
              Carolina, Chapel Hill,
              Hospital Revenue
              Refunding, Series 1999,
              (AMBAC Insured),
              5.250% 02/15/12........  Aaa       AAA      1,756
  1,000     University of North
              Carolina, Charlotte,
              Revenue Refunding,
              (Housing and Dining
              Systems Project) Series
              1993M, (MBIA Insured),
              4.800% 01/01/04........  Aaa       AAA      1,031
  3,500     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.200% 08/01/06........  Aa1       AA       3,585
  1,000     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/09........  Aa1       AA       1,028

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,600     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/11........  Aa1       AA    $  1,645
  1,000     Wake County, North
              Carolina, GO Refunding,
              Series 1993,
              4.700% 04/01/05........  Aaa       AAA      1,023
  1,500     Wake County, North
              Carolina, GO, Series
              2001B,
              4.500% 02/01/14........  Aaa       AAA      1,465
  3,065     Wake County, North
              Carolina, Hospital
              Revenue, Series 1993,
              (MBIA Insured),
              5.125% 10/01/26........  Aaa       AAA      3,041
  1,000     Wake County, North
              Carolina, Public
              Improvement GO, Series
              1994,
              4.600% 02/01/06........  Aaa       AAA      1,026
  1,200     Wayne County, North
              Carolina, GO Refunding,
              Series 1993, (MBIA
              Insured),
              4.900% 04/01/05........  Aaa       AAA      1,250
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/11........  Aaa       AAA      1,038
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/13........  Aaa       AAA      1,029
                                                       --------
                                                        180,433
                                                       --------
            PUERTO RICO -- 0.6%
  1,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured),
              7.000% 07/01/07........  Aaa       AAA      1,142
                                                       --------
            SOUTH CAROLINA -- 0.9%
  1,500     Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A-       1,743
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            WASHINGTON -- 0.6%
 $1,150     Washington State, Public
              Power Supply Systems,
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              5.800% 07/01/07........  Aaa       AAA   $  1,235
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $178,903).......................   184,553
                                                       --------
SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 4.5%
              (Cost: $8,867)
  8,867     Nations Tax Exempt Fund, Primary A
              Class#.................................     8,867
                                                       --------
            TOTAL INVESTMENTS
              (Cost $187,770*)................   99.0%  193,420
                                                       --------
            OTHER ASSETS AND LIABILITIES
              (NET)...........................    1.0%

            Receivable for investment securities sold................   $    491
            Receivable for Fund shares sold..........................        848
            Dividends receivable.....................................          9
            Interest receivable......................................      2,788
            Payable for Fund shares redeemed.........................       (340)
            Investment advisory fee payable..........................        (30)
            Administration fee payable...............................        (33)
            Shareholder servicing and distribution fees payable......         (8)
            Distributions payable....................................       (692)
            Payable for investment securities purchased..............     (1,043)
            Accrued Trustees' fees and expenses......................        (46)
            Accrued expenses and other liabilities...................        (67)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................      1,877
                                                                        --------
            NET ASSETS........................................  100.0%  $195,297
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    726
            Accumulated net realized loss on investments sold........     (1,463)
            Net unrealized appreciation of investments...............      5,650
            Paid-in capital..........................................    190,384
                                                                        --------
            NET ASSETS...............................................   $195,297
                                                                        ========
                                                                         VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($176,671,178 / 16,931,037 shares outstanding).........     $10.43
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($11,975,464 / 1,147,520 shares outstanding)...........     $10.44
                                                                        ========

            Maximum sales charge.....................................      3.25%
            Maximum offering price per share.........................     $10.79

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($5,917,236 / 567,087 shares outstanding)..............     $10.43
                                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($733,543 / 70,281 shares outstanding).................     $10.44
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Hospital Revenue                                                       15.00%
   Pre-Refunded                                                           11.19%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 188

NATIONS FUNDS

Nations North Carolina Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S    S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 88.9%
            NORTH CAROLINA -- 88.9%
 $1,000     Charlotte, North
              Carolina, GO, Series
              2000,
              5.500% 06/01/12........  Aaa       AAA    $ 1,073
  1,000     Craven County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              PCR Refunding,
              (Weyerhaeuser Company
              Project) Series 1992,
              6.350% 01/01/10........  NR        BBB      1,033
  1,000     Cumberland County, North
              Carolina, GO, Series
              1998, (FGIC Insured),
              5.000% 03/01/17........  Aaa       AAA        996
  1,305     Greensboro, North
              Carolina, Enterprise
              Systems Revenue, Series
              1998A,
              5.500% 06/01/08........  Aa3       AA-      1,396
  1,000     Greensboro, North
              Carolina, Public
              Improvement GO, Series
              1998,
              4.700% 04/01/10........  Aa1       AAA      1,024
  1,000     Greenville, North
              Carolina, Utilities
              Commission Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 09/01/19........  Aaa       AAA      1,024
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24........  Baa2      NR       1,027
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18........  Baa2      BBB        950
  1,925     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/15........  Aaa       AAA      2,039

PRINCIPAL                              MOODY'S    S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,300     Martin County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Weyerhaeuser
              Company Project) Series
              1993, AMT,
              5.650% 12/01/23........  Baa2      BBB    $ 1,229
  1,000     Mecklenburg County, North
              Carolina, GO Refunding,
              Series 1993,
              6.000% 04/01/11........  Aaa       AAA      1,115
  2,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Fluor Corporation
              Project) Series 1993,
              5.250% 12/01/09........  NR        A        2,021
  1,000     Monroe, North Carolina,
              Combined Enterprise
              Systems, Revenue,
              Series 1994,
              Prerefunded 03/01/04 @
              102,
              6.000% 03/01/14........  A3        A        1,074
  1,000     Morganton, North
              Carolina, Water and
              Sewer GO, Series 1995,
              (FGIC Insured),
              5.600% 06/01/10........  Aaa       AAA      1,053
    400     New Hanover County, North
              Carolina, GO, Series
              2001,
              4.600% 06/01/14........  Aa2       AA-        394
  1,000     New Hanover County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Occidental
              Petroleum Corporation
              Project) Series 1994,
              AMT,
              6.500% 08/01/14........  Baa3      BBB      1,015
  1,000     North Carolina,
              Appalachian State
              University, Revenue
              Refunding, Series 1998,
              (MBIA Insured),
              5.000% 05/15/18........  Aaa       AAA        981
  1,210     North Carolina, Housing
              Finance Agency,
              Revenue, (Home
              Ownership Project)
              Series 1998A-2, AMT,
              5.200% 01/01/20........  Aa2       AA       1,162

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S    S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,130     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Gaston
              Memorial Hospital
              Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.250% 02/15/07........  Aaa       AAA    $ 1,186
    860     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.600% 08/15/06........  Baa1      NR         845
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Pitt County
              Memorial Hospital
              Project) Series 1998B,
              4.750% 12/01/28........  Aa3       AA-      1,308
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              6.250% 06/01/17........  Aaa       A+       1,064
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue, (Pitt
              County Memorial
              Hospital Project)
              Series 1998B,
              5.000% 12/01/18........  Aa3       AA-        954
  1,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              6.200% 01/01/18........  Aaa       AAA      1,042
  1,500     Onslow County, North
              Carolina, Combined
              Enterprise Systems,
              Revenue, Series 1994,
              (MBIA Insured),
              5.875% 06/01/09........  Aaa       AAA      1,609
  1,000     Orange County, North
              Carolina, GO, Series
              1994, Prerefunded
              02/01/04 @ 102,
              5.500% 02/01/14........  Aa1       AA+      1,063
  1,000     Orange County, North
              Carolina, GO, Series
              2000,
              5.300% 04/01/17........  Aa1       AA+      1,031
  1,000     Pitt County, North
              Carolina, Certificates
              of Participation,
              (School Facilities
              Project) Series 2000B,
              5.500% 04/01/25........  Aaa       AAA      1,011

PRINCIPAL                              MOODY'S    S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Pitt County, North
              Carolina, Hospital
              Revenue, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.250% 12/01/21........  Aaa       NR     $ 1,007
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.500% 06/01/15........  Aaa       AAA      1,042
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.750% 06/01/22(a).....  Aaa       AAA      1,043
  1,000     Wilmington, North
              Carolina, Water
              Authority, GO, Series
              1994,
              5.700% 06/01/15........  Aa3       AA-      1,075
  1,000     Wilson, North Carolina,
              GO, Series 2000, (AMBAC
              Insured),
              5.100% 06/01/14........  Aaa       AAA      1,034
                                                        -------
                                                         36,920
                                                        -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $35,226).........................   36,920
                                                        -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 10.2%
              (Cost: $4,218)
   4,218    Nations Tax Exempt Fund, Primary A Class#     4,218
                                                        -------
            TOTAL INVESTMENTS
              (Cost $39,444*).................   99.1%   41,138
                                                        -------
            OTHER ASSETS AND LIABILITIES
              (NET)...........................    0.9%
            Dividends receivable.....................   $     3
            Interest receivable......................       590
            Payable for Fund shares redeemed.........       (17)
            Administration fee payable...............        (7)
            Shareholder servicing and distribution
              fees payable...........................       (14)
            Distributions payable....................       (99)
            Accrued Trustees' fees and expenses......       (45)
            Accrued expenses and other liabilities...       (42)
                                                        -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..................................       369
                                                        -------
            NET ASSETS........................   100.0% $41,507
                                                        =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income......   $    97
            Accumulated net realized loss on
              investments sold.......................    (1,401)
            Net unrealized appreciation of
              investments............................     1,694
            Paid-in capital..........................    41,117
                                                        -------
            NET ASSETS...............................   $41,507
                                                        =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 190

NATIONS FUNDS

Nations North Carolina Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




                                                        VALUE
---------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($22,220,703 / 2,251,788 shares
              outstanding)...........................     $9.87
                                                        =======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($4,058,501 / 411,401 shares
              outstanding)...........................     $9.87
                                                        =======

            Maximum sales charge.....................     4.75%
            Maximum offering price per share.........    $10.36

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($15,093,121 / 1,529,505 shares
              outstanding)...........................     $9.87
                                                        =======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($134,809 / 13,664 shares
              outstanding)...........................     $9.87
                                                        =======

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations North Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   FGIC                                                                   12.36%

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Hospital Revenue                                                       10.34%
   Resource Recovery                                                      10.17%
   Pre-Refunded                                                           10.14%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.4%
            SOUTH CAROLINA -- 94.2%
 $1,100     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.400% 04/01/03........  Aa3       AA-   $  1,126
  1,300     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.500% 04/01/04........  Aa3       AA-      1,331
  1,240     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 07/01/03........  Aaa       AAA      1,281
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 07/01/06........  Aaa       AAA      1,039
  1,500     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/07........  Aaa       AAA      1,575
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/08........  Aaa       AAA      1,050
  1,725     Beaufort County, South
              Carolina, School
              District, GO, Series
              2000B, (SCSDE),
              5.500% 03/01/16........  Aa1       AA+      1,787
  1,200     Beaufort County, South
              Carolina, School
              District, GO, Series
              2000C, (SCSDE),
              5.125% 03/01/12........  Aa1       AA+..    1,238
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.300% 05/01/04........  Aaa       AAA      1,044
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.400% 05/01/05........  Aaa       AAA      1,040

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.500% 05/01/06........  Aaa       AAA   $  1,049
  2,500     Berkeley County, South
              Carolina, School
              District, GO, Series
              2000, (SCSDE),
              5.000% 04/01/21........  Aa1       AA+      2,431
  2,000     Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A-       2,324
  1,000     Camden, South Carolina,
              Combined Public
              Utilities Revenue
              Refunding and
              Improvement, Series
              1997, (MBIA Insured),
              5.500% 03/01/17........  Aaa       AAA      1,027
  3,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured),
              5.500% 08/15/10........  Aaa       AAA      3,186
  1,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Medical
              Society Health Project)
              Series 1992, (MBIA
              Insured),
              6.000% 10/01/09........  Aaa       AAA      1,040
  2,370     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue,
              (Care Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.125% 08/15/15........  Aaa       AAA      2,417
  1,000     Charleston County, South
              Carolina, Public
              Improvement Authority,
              GO, Series 1994, (State
              Aid Withholding),
              Prerefunded 06/01/06 @
              100,
              5.500% 06/01/14........  Aa1       AA+      1,066

                       SEE NOTES TO FINANCIAL STATEMENTS.
 192

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Charleston County, South
              Carolina, Revenue,
              (Care Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.000% 08/15/12........  Aaa       AAA   $  1,013
  1,040     Charleston County, South
              Carolina, Solid Waste
              User Fee Revenue,
              Series 1994, (MBIA
              Insured),
              5.800% 01/01/06........  Aaa       AAA      1,112
  5,105     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              5.250% 01/01/08........  Aa3       AA-      5,387
  9,500     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.500% 01/01/24........  Aaa       AAA      8,294
  1,000     Columbia, South Carolina,
              Parking Facilities
              Revenue Refunding,
              Series 1994, (AMBAC
              Insured),
              5.750% 12/01/09........  Aaa       AAA      1,052
  5,500     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09........  Aa2       AA       5,884
  1,750     Darlington County, South
              Carolina, IDR, (Nucor
              Corporation Project)
              Series 1993A, AMT,
              5.750% 08/01/23........  A1        AA-      1,752
  2,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light - Annual Tender
              Project) Series 1983,
              6.600% 11/01/10........  A2        BBB+     2,097
  1,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light - Annual Tender
              Project) Series 1983,
              (MBIA-IBC Insured),
              6.600% 11/01/10........  Aaa       AAA      1,055
  1,250     Florence, South Carolina,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.150% 03/01/06........  Aaa       AAA      1,289

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,225     Georgetown County, South
              Carolina, Environmental
              Revenue, (International
              Paper Company Project)
              Series 1997A, AMT,
              5.700% 10/01/21........  Baa2      BBB   $  1,161
  4,000     Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12........  Baa2      BBB      3,939
  2,480     Georgetown County, South
              Carolina, School
              District, GO, Series
              2000,(SCSDE),
              5.500% 03/01/09........  Aa1       AA+      2,666
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.000% 06/01/02........  Aaa       AAA      1,007
  1,950     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.300% 06/01/05........  Aaa       AAA      2,004
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.400% 06/01/07........  Aaa       AAA      1,028
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.300% 05/01/04........  Aa3       AA       1,036
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.400% 05/01/05........  Aa3       AA       4,141
  2,400     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.500% 05/01/11........  Aa3       AA       2,439
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996A, (GTY-AGMT),
              5.400% 05/01/07........  Aa3       AA       1,044
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996B, (GTY-AGMT),
              5.250% 05/01/17........  Aa3       AA       3,930

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,385     Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 2001,
              5.500% 05/01/26........  Aaa       AAA   $  1,385
  2,000     Greenville, South
              Carolina, Water Utility
              Improvement Waterworks
              Revenue, Series 1997,
              6.000% 02/01/06........  Aa1       AAA      2,163
  1,000     Greenville, South
              Carolina, Water Utility
              Improvement Waterworks
              Revenue, Series 1997,
              6.000% 02/01/08........  Aa1       AAA      1,095
  1,885     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/06........  Aaa       AAA      1,970
  2,000     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/07........  Aaa       AAA      2,110
  1,060     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/08........  Aaa       AAA      1,118
  1,000     Hilton Head Island, South
              Carolina, GO, Series
              2001,
              5.000% 03/01/13........  Aa3       AA       1,020
  1,200     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured), 4.875%
              07/01/11...............  Aaa       AAA      1,213
  1,275     Horry County, South
              Carolina, School
              District, GO, Series
              1995B, (MBIA Insured,
              SCSDE),
              5.700% 03/01/16........  Aaa       AAA      1,308
  1,725     Lancaster County, South
              Carolina, School
              District, GO, Series
              1991, (MBIA Insured),
              Prerefunded 07/01/02 @
              102,
              6.500% 07/01/07........  Aaa       AAA      1,780

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,180     Lexington County, South
              Carolina, Health
              Services District,
              Revenue Refunding,
              (Health Service
              District and Lexmed,
              Inc. Project) Series
              1997, (FSA Insured),
              5.500% 11/01/06........  Aaa       AAA   $  1,251
  3,000     Lexington County, South
              Carolina, Health
              Services District,
              Revenue Refunding,
              Series 1997, (FSA
              Insured),
              5.125% 11/01/21........  Aaa       AAA      2,901
  2,000     Lexington, South
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1997,
              Prerefunded 10/01/14 @
              100,
              5.450% 04/01/19........  NR        AA       2,147
  4,500     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.000% 07/01/02........  Baa2      BBB+     4,549
  3,725     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.200% 07/01/05........  Baa2      BBB+     3,758
  2,500     Myrtle Beach, South
              Carolina, Water and
              Sewer Improvement
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.000% 03/01/03........  Aaa       AAA      2,565
  1,750     North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.600% 08/01/07........  A2        AA-      1,816
  1,725     North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.750% 08/01/08........  A2        AA-      1,791
  1,000     North Charleston, South
              Carolina, Sewer
              District, Revenue
              Refunding, Series
              1992A, (MBIA Insured),
              6.000% 07/01/02........  Aaa       AAA      1,011
  1,850     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1991,
              (FGIC Insured),
              6.850% 01/01/07........  Aaa       AAA      1,896

                       SEE NOTES TO FINANCIAL STATEMENTS.
 194

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,600     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.000% 01/01/05........  Aaa       AAA   $  1,707
  4,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series
              1996B, (MBIA Insured),
              5.250% 01/01/09........  Aaa       AAA      4,168
  2,020     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.750% 03/01/03........  Aa1       AA       2,069
  2,120     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.850% 03/01/04........  Aa1       AA       2,193
  2,250     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.950% 03/01/05........  Aa1       AA       2,326
  3,000     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02........  Baa2      BBB      3,052
  6,000     Richland County, South
              Carolina, School
              District Number 1, GO,
              Series 1996, (SCSDE),
              4.625% 03/01/22........  Aa1       AA+      5,443
  1,590     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.900% 03/01/04........  Aaa       AAA      1,646
  1,655     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              5.000% 03/01/05........  Aaa       AAA      1,723
  1,000     Rock Hill, South
              Carolina, Combined
              Public Utility Systems
              Revenue, Series 1991,
              (FGIC Insured),
              6.200% 01/01/03........  Aaa       AAA      1,013
  6,135     South Carolina State,
              Capital Improvement GO,
              Series 1996A,
              3.500% 07/01/06........  Aaa       AAA      6,084

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $3,350     South Carolina State,
              Capital Improvement GO,
              Series 2001A,
              3.500% 01/01/15........  Aaa       AAA   $  2,874
  1,245     South Carolina State, GO,
              Series 2000A,
              4.800% 03/01/09........  Aaa       AAA      1,286
  5,000     South Carolina State,
              Housing Finance and
              Development Authority,
              Multi-Family Housing
              Revenue, (United
              Dominion Realty Trust
              Project) Series 1994,
              AMT, Mandatory Put
              05/01/04 @ 100,
              6.500% 05/01/24........  NR        BBB-     5,055
  2,135     South Carolina State,
              Housing Finance and
              Development Authority,
              Rental Housing Revenue,
              (Windsor Shores
              Project) Series 1993B,
              (FHA Insured),
              5.600% 07/01/16........  NR        AA       2,108
  4,300     South Carolina State,
              Housing Finance and
              Development Authority,
              Revenue Refunding,
              Series 1992A, (FNMA/
              FHA COLL),
              6.800% 11/15/11........  Aaa       NR       4,391
  1,250     South Carolina State,
              Jobs Economic
              Development Authority,
              Hospital Facility
              Revenue, (Georgetown
              Memorial Hospital
              Project) Series 2001,
              5.250% 02/01/21........  NR        AA       1,205
  4,565     South Carolina State,
              Port Authority,
              Revenue, Series 1998,
              AMT, (FSA Insured),
              5.250% 07/01/13........  Aaa       AAA      4,610
  3,495     South Carolina State,
              Ports Authority, Ports
              Revenue, Series 1991,
              AMT, (AMBAC Insured),
              6.750% 07/01/21........  Aaa       AAA      3,578
  3,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.200% 07/01/05........  Aa2       AA-      3,078
  1,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              5.200% 07/01/03........  Aa2       AA-      1,030

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,500     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.300% 07/01/05........  Aaa       AAA   $  1,549
  2,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1993C, (AMBAC Insured),
              5.100% 01/01/11........  Aaa       AAA      2,027
  4,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26........  Aaa       AAA      4,020
  1,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Oconee Memorial
              Hospital, Inc. Project)
              Series 1995, (CONNIE
              LEE Insured),
              6.150% 03/01/15........  NR        AAA      1,586
  4,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              7.125% 12/15/15........  Baa2      BBB      4,785
  6,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (South Carolina Baptist
              Hospital Project)
              Series 1993, (AMBAC
              Insured),
              5.450% 08/01/15........  Aaa       AAA      6,551
  2,375     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured),
              5.300% 02/01/14........  Aaa       AAA      2,424
  1,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.375% 07/01/11........  Aa2       AA-      1,030

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              4.500% 10/01/17........  Aaa       AAA   $    923
  1,025     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.800% 02/01/05........  Aa2       AA       1,074
  1,005     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/06........  Aa2       AA       1,052
  1,000     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/09........  Aa2       AA       1,045
  1,275     Spartanburg County, South
              Carolina, School
              District Number 007,
              GO, Series 2001,
              (SCSDE),
              4.000% 03/01/12........  Aa1       AA+      1,206
  3,240     Spartanburg County, South
              Carolina, School
              District Number 007,
              GO, Series 2001,
              (SCSDE),
              4.125% 03/01/13........  Aa1       AA+      3,060
  2,850     Spartanburg, South
              Carolina, Sewer
              District, Sewer Systems
              Revenue, Series 1997,
              AMT, (MBIA Insured),
              Prerefunded 06/01/07 @
              101,
              5.500% 06/01/27........  Aaa       AAA      3,065
  3,445     Spartanburg, South
              Carolina, Waterworks
              and Sewer Systems
              Authority, Revenue,
              Unrefunded Balance,
              Series 1992,
              Prerefunded 06/01/02 @
              101,
              6.200% 06/01/09........  A1        A+       3,505
  1,000     West Columbia, South
              Carolina, Water and
              Sewer Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 10/01/07........  Aaa       AAA      1,041
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 03/01/10........  Aaa       AAA      1,045

                       SEE NOTES TO FINANCIAL STATEMENTS.
 196

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $2,500     York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB   $  2,329
                                                       --------
                                                        223,184
                                                       --------
            TEXAS -- 1.2%
  1,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100,
              4.950% 10/01/30........  NR        BBB+..    1,008
  2,000     Dallas-Fort Worth, Texas,
              International Airport
              Facilities Improvement,
              Corporate Revenue
              Refunding, (American
              Airlines Project)
              Series 2000C, AMT,
              Mandatory Put 11/01/07
              @ 100,
              6.150% 05/01/29........  B1        BB       1,875
                                                       --------
                                                          2,883
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $217,791).......................   226,067
                                                       --------

 SHARES                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 3.4%
              (Cost: $8,134)
  8,134     Nations Tax Exempt Fund, Primary A Class#................   $  8,134
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $225,925*)................................   98.8%   234,201
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................    1.2%
            Cash.....................................................   $      1
            Receivable for Fund shares sold..........................        629
            Dividends receivable.....................................          8
            Interest receivable......................................      3,242
            Payable for Fund shares redeemed.........................        (17)
            Investment advisory fee payable..........................        (37)
            Administration fee payable...............................        (40)
            Shareholder servicing and distribution fees payable......        (14)
            Distributions payable....................................       (902)
            Accrued Trustees' fees and expenses......................        (47)
            Accrued expenses and other liabilities...................        (78)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................      2,745
                                                                        --------
            NET ASSETS........................................  100.0%  $236,946
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    883
            Accumulated net realized loss on investments sold........       (239)
            Net unrealized appreciation of investments...............      8,276
            Paid-in capital..........................................    228,026
                                                                        --------
            NET ASSETS...............................................   $236,946
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


                                                                        VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($207,645,196 / 19,767,288 shares outstanding).........     $10.50
                                                                        ========

            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($17,791,228 / 1,693,903 shares outstanding)...........     $10.50
                                                                        ========


            Maximum sales charge.....................................      3.25%
            Maximum offering price per share.........................     $10.86

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($7,796,806 / 742,218 shares outstanding)..............     $10.50
                                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($3,712,522 / 353,331 shares outstanding)..............     $10.51
                                                                        ========


---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   MBIA                                                                   13.49%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Hospital Revenue                                                       20.10%
   Water Revenue                                                          16.36%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 198

NATIONS FUNDS

Nations South Carolina Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.1%
            SOUTH CAROLINA -- 100.1%
 $  500     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured),
              5.625% 08/15/25........  Aaa       AAA   $    529
  1,000     Chester County, South
              Carolina, IDR
              Refunding, (Springs
              Industries Inc.
              Project) Series 1992,
              7.350% 02/01/14........  NR        NR       1,003
  1,500     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09........  Aa2       AA       1,605
  2,700     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue, Series
              1991,
              2.334%& 02/01/03.......  Aa2       AA       2,649
  1,500     Darlington County, South
              Carolina, IDR, (Sonoco
              Products Company
              Project) Series 1995,
              AMT,
              6.125% 06/01/25........  A2        A-       1,511
  2,000     Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12........  Baa2      BBB      1,969
  1,500     Greenville, South
              Carolina, Water Utility
              Improvement, Waterworks
              Revenue, Series 1997,
              5.500% 02/01/22........  Aa1       AAA      1,524
  1,100     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.750% 07/01/10........  Aaa       AAA      1,110
  1,575     Medical University, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1999,
              5.500% 07/01/09........  Baa2      BBB+     1,619
  1,000     Oconee County, South
              Carolina, School
              District, GO, Series
              1994, (MBIA Insured),
              5.100% 01/01/13........  Aaa       AAA      1,011

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series
              1996B, (MBIA Insured),
              5.250% 01/01/09........  Aaa       AAA   $  1,042
  1,000     South Carolina State,
              Capital Improvement,
              GO, Series 2001A,
              3.500% 01/01/16........  Aaa       AAA        841
  2,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1999A, (MBIA
              Insured),
              5.625% 01/01/13........  Aaa       AAA      2,132
  1,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26........  Aaa       AAA      1,005
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              7.125% 12/15/15........  Baa2      BBB      1,063
  2,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured),
              5.300% 02/01/14........  Aaa       AAA      2,041
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/12........  Aaa       AAA      1,023
  1,000     Spartanburg County, South
              Carolina, Health
              Services District,
              Hospital Revenue
              Refunding, Series
              1997B, (MBIA Insured),
              5.125% 04/15/17........  Aaa       AAA        982
  1,250     Spartanburg, South
              Carolina, Sanitary
              Sewer District, Sewer
              System Revenue
              Refunding, Series
              1999B, (MBIA Insured),
              5.000% 03/01/26........  Aaa       AAA      1,198
                                                       --------
                                                         25,857
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $24,510)........................    25,857
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


 SHARES                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.2%
              (Cost: $51)
      51    Nations Tax Exempt Fund, Primary A Class#................   $     51
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $24,561*).................................  100.3%    25,908
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................   (0.3)%
            Cash.....................................................   $      1
            Interest receivable......................................        306
            Receivable from investment advisor.......................          3
            Payable for Fund shares redeemed.........................       (190)
            Administration fee payable...............................         (4)
            Shareholder servicing and distribution fees payable......         (7)
            Distributions payable....................................        (97)
            Accrued Trustees' fees and expenses......................        (45)
            Accrued expenses and other liabilities...................        (39)
                                                                        --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)......................................        (72)
                                                                        --------
            NET ASSETS........................................  100.0%  $ 25,836
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $     95
            Accumulated net realized loss on investments sold........       (102)
            Net unrealized appreciation of investments...............      1,347
            Paid-in capital..........................................     24,496
                                                                        --------
            NET ASSETS...............................................   $ 25,836
                                                                        ========

                                                                         VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($16,873,388 / 1,655,638 shares outstanding)...........
                                                                          $10.19
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($1,023,098 / 100,444 shares outstanding)..............
                                                                          $10.19
                                                                        ========

            Maximum sales charge.....................................      4.75%
            Maximum offering price per share.........................     $10.69

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($7,277,224 / 714,233 shares outstanding)..............
                                                                          $10.19
                                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($662,240 / 64,987 shares outstanding).................
                                                                          $10.19
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   MBIA                                                                   28.57%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Water Revenue                                                          27.00%
   Hospital Revenue                                                       26.38%
   Industrial Development Revenue/Pollution
    Control Revenue                                                       17.35%
   Electric Revenue                                                       12.28%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 200

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 94.0%
            TENNESSEE -- 91.7%
 $1,535     Anderson County,
              Tennessee, GO Refunding,
              Series 2001, (FSA
              Insured),
              5.000% 04/01/13.........  Aaa       AAA   $ 1,563
  1,000     Anderson County,
              Tennessee, Health and
              Educational Facilities
              Board, Revenue
              Refunding, (Methodist
              Medical Center - Oak
              Ridge Project) Series
              1993,
              5.400% 07/01/04.........  A1        NR      1,018
  1,300     Chattanooga, Tennessee, GO
              Refunding, Series 2002,
              4.500% 09/01/04.........  Aa2       AA      1,343
  1,700     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.375% 10/01/04.........  Aaa       AAA     1,786
  1,000     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured),
              5.500% 10/01/07.........  Aaa       AAA     1,061
  1,600     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.500% 04/15/11.........  Aaa       AAA     1,669
    500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Revenue,
              (Sanders Alliance
              Project) Series 1993A,
              (MBIA Insured),
              4.900% 01/01/05.........  Aaa       AAA       516
  1,500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19.........  Baa1      NR      1,478
  1,250     Knox County, Tennessee,
              Public Improvement GO,
              Series 1998,
              4.750% 04/01/19.........  Aa2       AA      1,178

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,330     Lawrenceburg, Tennessee,
              Public Building
              Authority, Water and
              Sewer GO, Series 2001B,
              (FSA Insured),
              5.500% 07/01/16.........  Aaa       AAA   $ 1,376
  2,500     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Model PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24.........  A3        BBB+    2,616
  1,000     Maury County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              Occidental Petroleum
              Corporation, AMT,
              (GTD-AGMT),
              6.250% 08/01/18.........  Baa2      BBB-    1,010
  1,000     McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22.........  Baa3      BBB     1,034
  1,000     Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1992,
              6.000% 01/01/05.........  Aa3       AA      1,065
  2,100     Memphis, Tennessee, GO,
              Series 2000,
              5.000% 04/01/17.........  Aa2       AA      2,071
  1,500     Memphis, Tennessee, Water
              Division, Revenue
              Refunding, Series 1992,
              5.900% 01/01/04.........  Aaa       AAA     1,574
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992,
              6.750% 09/01/12.........  Baa2      BBB     1,032
  1,600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B,
              5.500% 05/15/13.........  Aa3       AA      1,710
  1,000     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.250% 05/15/07.........  Aa2       AA      1,054

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  505     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/08.........  Aaa       AAA   $   554
    295     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.000% 12/01/09.........  Aaa       AAA       325
  1,000     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Multi-Family Housing
              Revenue, (Enchantment,
              Inc. - Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100,
              5.500% 01/01/27.........  NR        AAA     1,043
  1,645     Rutherford County,
              Tennessee, Public
              Improvement GO, Series
              1996,
              6.000% 04/01/06.........  Aa2       AA      1,778
  1,280     Shelby County, Tennessee,
              GO Refunding, Series
              1996B,
              5.200% 12/01/09.........  Aa3       AA+     1,335
  1,000     Shelby County, Tennessee,
              GO Refunding, Series
              1999B,
              5.250% 04/01/11.........  Aa3       AA+     1,052
    520     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Lebonheur Childrens
              Medical Center Project)
              Series 1993D, (MBIA
              Insured),
              5.300% 08/15/04.........  Aaa       AAA       547
    500     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Methodist Health
              Systems, Inc. Project)
              Series 1995, (MBIA
              Insured),
              6.250% 08/01/09.........  Aaa       AAA       550

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,000     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project) Series
              1999,
              5.375% 07/01/24.........  NR        AA    $ 1,937
    400     Shelby County, Tennessee,
              Public Improvement GO
              Refunding, Series 1999A,
              4.750% 05/01/21.........  Aa3       AA+       372
    500     Shelby County, Tennessee,
              Public Improvement GO,
              Series 1996A,
              5.625% 06/01/06.........  Aa3       AA+       535
  1,000     Sumner County, Tennessee,
              Resource Authority,
              Revenue, Series 1993,
              (AMBAC Insured),
              5.125% 08/01/03.........  Aaa       AAA     1,033
  1,500     Tennergy Corporation,
              Tennessee, Gas Revenue,
              Series 1999, (MBIA
              Insured),
              5.000% 06/01/07.........  Aaa       AAA     1,552
  1,000     Tennessee State, GO,
              Series 1994A,
              Prerefunded 03/01/04 @
              101.5,
              5.200% 03/01/05.........  Aa2       AA      1,055
  1,000     Tennessee State, GO,
              Series 1995A,
              7.000% 03/01/03.........  Aa2       AA      1,044
    500     Tennessee State, School
              Board Authority, Higher
              Education Facilities
              Revenue, Series 1992A,
              Prerefunded
              05/01/02 @ 101.5,
              6.000% 05/01/05.........  Aa3       AA-       509
  1,120     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              3.624%& 07/01/03........  Aa2       AA      1,071
  1,215     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              4.115%& 07/01/04........  Aa2       AA      1,109
  2,500     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997-3A,
              AMT,
              5.298%& 01/01/08........  Aa2       AA      1,850

                       SEE NOTES TO FINANCIAL STATEMENTS.
 202

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS       VALUE
  (000)                                  (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  785     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.750% 07/01/08.........  Aa2       AA    $   784
  1,135     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.850% 07/01/09.........  Aa2       AA      1,129
    700     Williamson County,
              Tennessee, GO, Series
              2000,
              5.350% 03/01/17.........  Aa1       NR        715
                                                        -------
                                                         48,033
                                                        -------
            MISSOURI -- 2.3%
  1,275     West Plains, Missouri,
              Industrial Development
              Authority, Hospital
              Revenue, (Ozarks Medical
              Center Project) Series
              1997,
              5.250% 11/15/07.........  NR        BB+     1,231
                                                        -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $48,041).........................   49,264
                                                        -------

 SHARES                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            INVESTMENT COMPANIES -- 7.7%
              (Cost: $4,047)
  4,047     Nations Tax Exempt Fund, Primary A
              Class#................................   $ 4,047
                                                       -------
            TOTAL INVESTMENTS
              (Cost $52,088*)................  101.7%   53,311
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................   (1.7)%
            Dividends receivable....................   $     3
            Interest receivable.....................       747
            Payable for Fund shares redeemed........       (22)
            Investment advisory fee payable.........        (3)
            Administration fee payable..............        (9)
            Shareholder servicing and distribution
              fees payable..........................        (3)
            Distributions payable...................      (161)
            Payable for investment securities
              purchased.............................    (1,349)
            Accrued Trustees' fees and expenses.....       (45)
            Accrued expenses and other
              liabilities...........................       (34)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................      (876)
                                                       -------
            NET ASSETS.......................  100.0%  $52,435
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    21
            Accumulated net realized loss on
              investments sold......................      (359)
            Net unrealized appreciation of
              investments...........................     1,223
            Paid-in capital.........................    51,550
                                                       -------
            NET ASSETS..............................   $52,435
                                                       =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


                                                       VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share($40,807,066 / 3,979,357
              shares outstanding)...................    $10.25
                                                       =======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($9,954,623 / 970,803 shares
              outstanding)..........................    $10.25
                                                       =======


            Maximum sales charge....................     3.25%
            Maximum offering price per share........    $10.60

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($1,351,097 / 131,737 shares
              outstanding)..........................    $10.26
                                                       =======

            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($321,839 / 31,534 shares
              outstanding)..........................    $10.21
                                                       =======


---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Tennessee Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   FSA                                                                    11.03%

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Hospital Revenue                                                       21.45%
   Housing Revenue                                                        13.32%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 204

NATIONS FUNDS

Nations Tennessee Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.0%
            TENNESSEE -- 97.0%
 $  500     Blount County, Tennessee,
              Public Building
              Authority, Public
              Facility Revenue,
              Series 1998, (FGIC
              Insured),
              5.000% 04/01/19........  Aaa       AAA   $    483
    250     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.500% 10/01/07........  Aaa       AAA        265
    740     Hamilton County,
              Tennessee, GO
              Refunding, Series
              1998B,
              5.100% 08/01/24........  Aa1       NR         734
    575     Humphreys County,
              Tennessee, Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (E.I. duPont
              de Nemours and Company
              Project) Series 1994,
              AMT,
              6.700% 05/01/24........  Aa3       AA-        612
    400     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.500% 04/15/11........  Aaa       AAA        417
    300     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Fort
              Sanders Alliance
              Project) Series 1993,
              (MBIA Insured),
              7.250% 01/01/09........  Aaa       AAA        346
    200     Loudon County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Kimberly-Clark
              Corporation Project)
              Series 1993, AMT,
              6.200% 02/01/23........  Aa2       AA         204

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  500     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Model PCR
              Refunding, (General
              Motors Corporation -
              Saturn Corporation
              Project) Series 1994,
              6.500% 09/01/24........  A3        BBB+  $    523
    250     McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22........  Baa3      BBB        258
    300     Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1993,
              4.900% 01/01/11........  Aa3       AA         306
    400     Memphis, Tennessee, GO,
              Series 2000,
              5.000% 04/01/17........  Aa2       AA         395
    500     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1997,
              5.350% 09/01/12........  Baa2      BBB        487
    350     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue,
              Series 1996A,
              Prerefunded 05/15/06 @
              102,
              5.625% 05/15/14........  Aa3       AA         381
    400     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue,
              Series 1998B,
              5.500% 05/15/13........  Aa3       AA         427
    500     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/16........  Aaa       AAA        554

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  300     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/09........  Aaa       AAA   $    330
    250     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Revenue, (Meharry
              Medical College
              Project) Series 1994,
              (AMBAC Insured),
              Prerefunded 12/01/04 @
              102,
              7.000% 12/01/11........  Aaa       AAA        279
    300     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1993, (FGIC
              Insured),
              5.200% 01/01/13........  Aaa       AAA        313
    250     Sumner County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Sumner
              Regional Health
              Systems, Inc. Project)
              Series 1994,
              7.000% 11/01/03........  NR        A-         264
    250     Tennessee State, Local
              Development Authority,
              Revenue Refunding,
              (State Loan Program)
              Series 1993A,
              5.750% 03/01/11........  A2        A          257
    300     Tennessee, Housing
              Development Agency,
              Revenue, (Home
              Ownership Program)
              Series 1998, AMT,
              4.750% 07/01/08........  Aa2       AA         299

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  500     Williamson County,
              Tennessee, GO, Series
              2000,
              5.350% 03/01/17........  Aa1       NR    $    511
                                                       --------
                                                          8,645
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $8,283).........................     8,645
                                                       --------
SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 2.5%
              (Cost: $223)
    223     Nations Tax Exempt Fund, Primary A
              Class#.................................       223
                                                       --------
            TOTAL INVESTMENTS
              (Cost $8,506*)..................   99.5%    8,868
                                                       --------
            OTHER ASSETS AND LIABILITIES
              (NET)...........................    0.5%

            Cash.....................................................   $      1
            Receivable for Fund shares sold..........................          1
            Interest receivable......................................        140
            Receivable from investment advisor.......................          9
            Administration fee payable...............................         (2)
            Shareholder servicing and distribution fees payable......         (3)
            Distributions payable....................................        (25)
            Accrued Trustees' fees and expenses......................        (44)
            Accrued expenses and other liabilities...................        (36)
                                                                        --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)......................................         41
                                                                        --------
            NET ASSETS........................................  100.0%  $  8,909
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $     36
            Accumulated net realized loss on investments sold........        (58)
            Net unrealized appreciation of investments...............        362
            Paid-in capital..........................................      8,569
                                                                        --------
            NET ASSETS...............................................   $  8,909
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 206

NATIONS FUNDS

Nations Tennessee Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                                         VALUE

--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($4,141,596 / 410,358 shares outstanding)..............     $10.09
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($1,593,200 / 157,830 shares outstanding)..............     $10.09
                                                                        ========


            Maximum sales charge.....................................      4.75%
            Maximum offering price per share.........................     $10.60

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($2,898,452 / 287,187 shares outstanding)..............     $10.09
                                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($275,598 / 27,306 shares outstanding).................     $10.09
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   AMBAC                                                                  13.05%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Hospital Revenue                                                       14.85%
   Industrial Development Revenue/Pollution
     Control Revenue                                                      14.36%
   Education Revenue                                                      10.11%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.3%
            TEXAS -- 87.2%
 $ 1,000    Alamo, Texas, Community
              College District,
              Revenue, (FSA Insured),
              5.375% 11/01/16........  Aaa       AAA   $  1,019
   1,550    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation - American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  B1        BB       1,469
   1,775    Arlington, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              6.100% 02/15/05........  Aaa       NR       1,781
   1,000    Arlington, Texas,
              Waterworks and Sewer
              Improvement Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.100% 06/01/02........  Aaa       AAA      1,007
   5,750    Austin, Texas, GO
              Refunding, Series 1993,
              5.500% 09/01/04........  Aa2       AA+      6,066
   2,000    Austin, Texas, Public
              Improvement GO, Series
              1992, (AMBAC Insured),
              Prerefunded 09/01/02 @
              100,
              5.900% 09/01/05........  Aaa       AAA      2,035
   4,275    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.250% 11/15/03........  Aaa       AAA      4,467
   3,000    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.250% 11/15/05........  Aaa       AAA      3,135
     965    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              6.050% 06/01/03........  Aaa       NR         971

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,365    Cass County, Texas,
              Industrial Development
              Corporation,
              Environmental Revenue,
              (International Paper
              Corporation Project)
              Series 1997A, AMT,
              (GTY-AGMT),
              6.250% 04/01/21........  Baa2      BBB   $  4,382
   4,115    Cedar Hill, Texas,
              Independent School
              District, GO,
              Prerefunded, Series
              2000, (PSF-GTD),
              5.502%& 08/15/16.......  NR        AAA      1,756
   2,840    Cedar Hill, Texas,
              Independent School
              District, GO,
              Prerefunded, Series
              2000, (PSF-GTD),
              5.587%& 08/15/17.......  NR        AAA      1,125
   3,525    Clear Creek, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.375% 02/01/06........  Aaa       AAA      3,603
   1,575    Dallas, Texas,
              Independent School
              District, GO,
              Prerefunded Balance,
              Series 1993,
              (PSF-GTD), Prerefunded
              08/15/03 @ 100,
              5.600% 08/15/05........  Aaa       AAA      1,640
   1,550    Dallas, Texas,
              Independent School
              District, GO,
              Prerefunded Balance,
              Series 1993,
              (PSF-GTD), Prerefunded
              08/15/03 @ 100,
              5.700% 08/15/06........  Aaa       AAA      1,616
   2,860    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.600% 08/15/05........  Aaa       AAA      2,964
   2,940    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD),
              5.700% 08/15/06........  Aaa       AAA      3,053
   1,510    Dallas, Texas,
              Independent School
              District, GO, Series
              1993,
              (PSF-GTD), Prerefunded
              08/15/03 @ 100,
              5.700% 08/15/06........  NR        AAA      1,575
   5,000    Dallas-Fort Worth, Texas,
              Regional Airport
              Revenue Refunding,
              (Dallas Fort-Worth
              Airport Project) Series
              1994A,
              (MBIA Insured),
              5.400% 11/01/03........  Aaa       AAA      5,206

                       SEE NOTES TO FINANCIAL STATEMENTS.
 208

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,395    El Paso, Texas, GO
              Refunding, Series
              1992C, (FGIC Insured),
              5.700% 08/15/03........  Aaa       AAA   $  1,413
   1,000    Grapevine, Texas, GO,
              Series 2000,
              (FGIC Insured),
              5.800% 08/15/19........  Aaa       AAA      1,049
   3,155    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project) Series 1997A,
              (MBIA Insured),
              6.000% 06/01/10........  Aaa       AAA      3,422
   2,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, Series 1999A,
              5.500% 07/01/09........  Aaa       AAA      2,072
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Christus Health
              Project) Series 1999A,
              (MBIA Insured),
              5.500% 07/01/10........  Aaa       AAA      2,068
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (St. Lukes Episcopal
              Hospital Project)
              Series 2001A,
              5.625% 02/15/16........  NR        AA       2,024
   4,000    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.000% 08/15/16........  Aaa       AAA      3,927
   3,580    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.375% 08/15/20........  Aaa       AAA      3,580
   1,195    Houston, Texas, Hotel
              Occupancy Tax and
              Special Revenue,
              Series 2001B,
              (AMBAC Insured),
              5.250% 09/01/19........  Aaa       AAA      1,178
   1,265    Houston, Texas, Hotel
              Occupancy Tax and
              Special Revenue,
              Series 2001B,
              (AMBAC Insured),
              5.250% 09/01/20........  Aaa       AAA      1,244

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1993, (PSF-GTD),
              5.400% 08/15/07........  Aaa       AAA   $  5,150
   8,000    Houston, Texas, Water and
              Sewer Systems Revenue
              Refunding, Junior Lien,
              Series 1997A, (FGIC
              Insured),
              5.375% 12/01/27........  Aaa       AAA      7,892
  10,000    Houston, Texas, Water and
              Sewer Systems Revenue,
              Junior Lien, Series
              1996A, (FGIC Insured),
              5.250% 12/01/25........  Aaa       AAA      9,672
   6,145    Houston, Texas, Water and
              Sewer Systems Revenue,
              Unrefunded Balance,
              Prior Lien, Series
              1992B, 5.900%
              12/01/03...............  A2        A+       6,383
   1,500    Klein, Texas, Independent
              School District, GO,
              Series 1999A,
              (PSF-GTD),
              5.125% 08/01/15........  Aaa       AAA      1,516
   3,815    Lewisville, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              6.250% 08/15/05........  Aaa       NR       3,874
   5,000    Mesquite, Texas,
              Independent School
              District 1, GO
              Refunding, Series 1993,
              (PSF-GTD),
              5.300% 08/15/06........  Aaa       AAA      5,158
   1,380    Mesquite, Texas,
              Independent School
              District 1, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD),
              5.750% 08/15/03........  Aaa       AAA      1,385
   5,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare Residential
              Project)
              Series 1996B,
              (MBIA Insured),
              5.500% 06/01/16........  Aaa       AAA      5,319
   3,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Health Care Systems
              Project) Series 1995,
              5.500% 05/15/13........  Aa3       AA-      3,050

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,500    Pearland, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.500% 02/15/20........  Aaa       AAA   $  1,520
   1,835    Plano, Texas, Independent
              School District, GO,
              Series 1995, (PSF-GTD),
              7.000% 02/15/05........  Aaa       AAA      2,012
   1,000    Port of Houston Authority
              of Harris County,
              Texas, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 05/01/04........  Aaa       AAA      1,004
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       NR       4,131
   6,500    Red River Authority,
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.875% 04/01/17........  Baa2      BBB      6,645
   5,000    Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.000% 08/01/18........  Aaa       AAA      4,853
   1,000    San Antonio, Texas,
              Independent School
              District, GO,
              (PSF-GTD),
              5.500% 08/15/24........  Aaa       AAA      1,005
   4,185    San Antonio, Texas,
              Unrefunded Balance GO,
              Series 1992,
              5.500% 08/01/05........  Aa2       AA+      4,229
   3,300    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.750% 02/15/08........  Aaa       AAA      3,447
     500    Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11........  Aa1       AA         508
   1,000    Texas State, College
              Student Loan Authority,
              GO, Series 1996, AMT,
              5.000% 08/01/12........  Aa1       AA         992
   1,425    Texas State, College
              Student Loan Authority,
              GO, Series 1997, AMT,
              (GTD STD LNS),
              5.000% 08/01/05........  Aa1       AA       1,472

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,835    Texas State, College
              Student Loan Authority,
              GO, Series 1997, AMT,
              (GTD STD LNS),
              5.250% 08/01/07........  Aa1       AA    $  7,094
   3,565    Texas State, College
              Student Loan Authority,
              GO, Series 1999, AMT,
              5.000% 08/01/07........  Aa1       AA       3,651
   5,000    Texas State, GO
              Refunding, Series
              1992A,
              5.800% 10/01/04........  Aa1       AA       5,319
   2,955    Texas State, Port of
              Corpus Christi Revenue
              Authority, Refunding,
              (Hoechst Celanese
              Corporation Project)
              Series 1992, AMT,
              6.875% 04/01/17........  Baa2      BBB      3,021
   5,000    Texas State, Public
              Finance Authority,
              Building Revenue
              Refunding, Series
              1992B, (AMBAC Insured),
              6.100% 02/01/04........  Aaa       AAA      5,272
   1,200    Texas State, Public
              Finance Authority, GO
              Refunding, Series
              1996C,
              6.000% 10/01/06........  NR        AA       1,303
   3,500    Texas State, Texas A&M
              University, Revenue,
              Series 1999,
              5.500% 05/15/20........  Aa1       AA+      3,547
   3,250    Texas State, Turnpike
              Authority of Dallas,
              North Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              4.756%& 01/01/09.......  Aaa       AAA      2,366
   3,000    Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12........  Aaa       AAA      3,052
   1,100    Texas State, Water
              Development Board,
              Revenue, Series 1999B,
              5.625% 07/15/21........  Aaa       AAA      1,125
   1,850    Texas State, Water
              Development GO, Series
              1997,
              5.500% 08/01/07........  Aa1       AA       1,970
   5,000    Texas State, Water
              Development GO, Series
              1997,
              5.250% 08/01/28........  Aa1       AA       4,872

                       SEE NOTES TO FINANCIAL STATEMENTS.
 210

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    Texas State, Water
              Financial Assistance,
              GO, Series 1999, (MBIA
              Insured),
              5.500% 08/01/29........  Aaa       AAA   $  2,013
   5,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              Prerefunded
              09/01/02 @ 102,
              5.900% 09/01/04........  Aaa       AAA      5,186
  15,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.250% 09/01/05........  Aaa       AAA     15,582
   4,085    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project) Series
              1999A, (MBIA Insured),
              5.750% 11/15/09........  Aaa       AAA      4,381
   3,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.600% 03/01/04........  Aaa       AAA      3,580
   1,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.750% 03/01/06........  Aaa       AAA      1,542
     500    Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.200% 03/01/20........  NR        A          513
   3,885    Trinity River Authority,
              Texas, Ten Mile
              Revenue, Series 1992,
              (AMBAC Insured),
              5.700% 08/01/03........  Aaa       AAA      3,930
   2,500    University of Texas,
              University Financing
              Systems Revenue, Series
              2001B,
              5.375% 08/15/15........  Aaa       AAA      2,577
   4,610    Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.556%& 08/15/17.......  Aaa       NR       1,849

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,755    Waxahachie, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD),
              5.405%& 08/15/15.......  Aaa       NR
                                                       $  2,215
                                                       --------
                                                        238,024
                                                       --------
            ALABAMA -- 1.8%
   3,000    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992, AMT,
              7.000% 06/01/22........  Baa2      BBB      3,070
   1,750    Mobile, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 03/01/24........  Baa1      BBB      1,823
                                                       --------
                                                          4,893
                                                       --------
            CONNECTICUT -- 1.2%
   3,000    Connecticut State, GO,
              Series 1995A,
              Prerefunded 03/15/03 @
              102,
              5.625% 03/15/09........  Aa2       AA       3,158
                                                       --------
            FLORIDA -- 0.4%
   1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put 05/01/08 @ 100,
              6.350% 05/01/26........  NR        BBB+     1,042
                                                       --------
            WASHINGTON -- 1.3%
   2,425    Washington State, GO,
              Series 1995C,
              5.450% 07/01/07........  Aa1       AA+      2,519
   1,000    Washington State, Motor
              Vehicle Fuel Tax, GO
              Refunding, Series
              2001R-B,
              5.000% 09/01/09........  Aa1       AA+      1,037
                                                       --------
                                                          3,556
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MAINE -- 0.4%
 $ 1,000    Bucksport, Maine, Solid
              Waste Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1985,
              6.250% 05/01/10........  NR        BBB+  $  1,029
                                                       --------
            MICHIGAN -- 1.7%
   4,600    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.500% 04/01/02........  Baa1      A-       4,602
                                                       --------
            MISSISSIPPI -- 1.0%
   2,600    Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.700% 08/01/18........  Baa2      BBB      2,710
                                                       --------
            OKLAHOMA -- 0.5%
   1,400    Oklahoma, Housing
              Development Authority,
              Revenue, Series 2000A,
              (FHLMC COLL),
              5.100% 11/01/05........  Aa3       NR       1,456
                                                       --------
            SOUTH CAROLINA -- 0.6%
   1,500    Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A-       1,743
                                                       --------
            TENNESSEE -- 1.2%
   3,135    Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.500% 10/01/07........  Aaa       AAA      3,326
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $256,168).......................   265,539
                                                       --------

SHARES                                                                VALUE
(000)                                                                 (000)
-----------------------------------------------------------------------------
         INVESTMENT COMPANIES -- 1.9%
           (Cost: $5,151)
5,151    Nations Tax Exempt Fund, Primary A Class#................   $  5,151
                                                                     --------
         TOTAL INVESTMENTS
           (Cost $261,319*)................................   99.2%   270,690
                                                                     --------
         OTHER ASSETS AND
           LIABILITIES (NET)...............................    0.8%
         Receivable for Fund shares sold..........................   $     30
         Dividends receivable.....................................          6
         Interest receivable......................................      3,440
         Payable for Fund shares redeemed.........................        (53)
         Investment advisory fee payable..........................        (44)
         Administration fee payable...............................        (47)
         Shareholder servicing and distribution fees payable......         (3)
         Distributions payable....................................     (1,115)
         Accrued Trustees' fees and expenses......................        (45)
         Accrued expenses and other liabilities...................        (85)
                                                                     --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)......................................      2,084
                                                                     --------
         NET ASSETS........................................  100.0%  $272,774
                                                                     ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income......................   $    447
         Accumulated net realized loss on investments sold........     (3,798)
         Net unrealized appreciation of investments...............      9,371
         Paid-in capital..........................................    266,754
                                                                     --------
         NET ASSETS...............................................   $272,774
                                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 212

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002





                                                                      VALUE
-----------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($265,882,126 / 26,086,938 shares outstanding).........     $10.19
                                                                     ========
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($4,813,273 / 472,273 shares outstanding)..............     $10.19
                                                                     ========

         Maximum sales charge.....................................      3.25%
         Maximum offering price per share.........................     $10.53

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($2,021,010 / 198,305 shares outstanding)..............     $10.19
                                                                     ========
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($57,645 / 5,663 shares outstanding)...................     $10.18
                                                                     ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   FGIC                                                                   10.46%
   MBIA                                                                   18.60%
   PSF-GTD                                                                18.20%

Nations Texas Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Water Revenue                                                          12.12%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S    S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.0%
            TEXAS -- 88.2%
 $  500     Austin, Texas, Public
              Improvement, GO, Series
              1999,
              5.375% 09/01/18........  Aa2       AA+     $   505
    500     Dallas-Fort Worth, Texas,
              Regional Airport
              Revenue Refunding,
              Series 1994A, (MBIA
              Insured),
              6.000% 11/01/09........  Aaa       AAA         530
    400     Fort Worth, Texas, Higher
              Education Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.000% 03/15/17........  Aa3       AA-         390
    500     Grand Prairie, Texas,
              Independent School
              District, GO Refunding,
              Series 1996, (PSF-GTD),
              5.200% 02/15/24........  Aaa       AAA         485
    500     Harris County, Texas,
              Health Facilities
              Development
              Corporation, Hospital
              Revenue, (Texas
              Childrens Hospital
              Project) Series 1995,
              5.500% 10/01/19........  Aa2       AA          514
    780     Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (St. Lukes Episcopal
              Hospital Project)
              Series 2001A,
              5.625% 02/15/16........  NR        AA          789
    750     Harris County, Texas,
              Port Houston Authority,
              Revenue Refunding,
              Series 2000B, AMT,
              5.500% 10/01/07........  Aa1       AA+         786
    500     Klein, Texas, Independent
              School District, GO,
              Series 1999A,
              (PSF-GTD),
              5.125% 08/01/15........  Aaa       AAA         505

PRINCIPAL                              MOODY'S    S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  500     Red River Authority,
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.875% 04/01/17........  Baa2      BBB     $   511
    600     Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.000% 08/01/18........  Aaa       AAA         582
    500     Socorro, Texas,
              Independent School
              District, GO, Series
              1998, (PSF-GTD),
              5.250% 08/15/28........  Aaa       AAA         484
  1,000     Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue,
              (Harris Methodist
              Health Systems Project)
              Series 1994, (MBIA-IBC
              Insured),
              6.000% 09/01/10........  Aaa       AAA       1,103
    500     Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.750% 08/01/11........  Aa1       AA          508
    455     Texas State, GO, Series
              1999,
              5.250% 08/01/21........  Aa1       AA          451
    375     Texas State, Veterans
              Housing Assistance, GO
              Refunding, Series
              1994C,
              6.400% 12/01/09........  Aa1       AA          384
    400     Texas State, Water
              Development Board,
              Revenue, Series 1999B,
              5.625% 07/15/21........  Aaa       AAA         409
    500     Texas State, Water
              Financial Assistance,
              GO, Series 1999, (MBIA
              Insured),
              5.500% 08/01/29........  Aaa       AAA         503

                       SEE NOTES TO FINANCIAL STATEMENTS.
 214

NATIONS FUNDS

Nations Texas Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S    S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  500     Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project) Series
              1999A, (AMBAC Insured),
              5.875% 11/15/24........  Aaa       AAA     $   511
    500     Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.200% 03/01/20........  NR        A           513
  1,000     Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD),
              5.556%& 08/15/17.......  Aaa       NR          401
                                                         -------
                                                          10,864
                                                         -------
            OHIO -- 8.8%
  1,000     Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.125% 12/01/13........  NR        NR        1,077
                                                         -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $11,212).........................    11,941
                                                         -------
SHARES                                                    VALUE
 (000)                                                    (000)
----------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.7%
              (Cost: $327)
    327     Nations Tax Exempt Fund, Primary A
              Class#..................................       327
                                                         -------
            TOTAL INVESTMENTS
              (Cost $11,539*).................    99.7%   12,268
                                                         -------
            OTHER ASSETS AND
              LIABILITIES (NET)...............     0.3%
            Interest receivable.......................   $   154
            Receivable from investment advisor........         9
            Payable for Fund shares redeemed..........        (1)
            Administration fee payable................        (2)
            Shareholder servicing and distribution
              fees payable............................        (4)
            Distributions payable.....................       (38)
            Accrued Trustees' fees and expenses.......       (45)
            Accrued expenses and other liabilities....       (35)
                                                         -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).......................        38
                                                         -------
            NET ASSETS........................   100.0%  $12,306
                                                         -------
            NET ASSETS CONSIST OF:
            Undistributed net investment income.......   $    52
            Accumulated net realized loss on
              investments sold........................      (294)
            Net unrealized appreciation of
              investments.............................       729
            Paid-in capital...........................    11,819
                                                         -------
            NET ASSETS................................   $12,306
                                                         =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                          VALUE
----------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($7,362,330 / 744,297
              shares outstanding).....................     $9.89
                                                         =======
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($314,960 / 31,837 shares
              outstanding)............................     $9.89
                                                         =======

            Maximum sales charge......................     4.75%
            Maximum offering price per share..........    $10.39

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($4,607,959 / 465,820 shares
              outstanding)............................     $9.89
                                                         =======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($20,466 / 2,049 shares
              outstanding)............................     $9.99
                                                         =======

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Texas Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   PSF-GTD                                                                19.97%

Nations Texas Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Pre-Refunded                                                           22.19%
   Transportation Revenue                                                 10.97%
   Hospital Revenue                                                       10.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 216

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.4%
            VIRGINIA -- 90.7%
 $2,000     Alexandria, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-Family Housing
              Mortgage Revenue,
              (Buckingham Village
              Apartments Project)
              Series 1996A, AMT,
              6.050% 07/01/16........  NR        A+    $  2,035
  1,000     Amherst, Virginia,
              Industrial Development
              Authority, Revenue
              Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.250% 02/01/11........  Baa3      NR       1,012
  3,285     Arlington County,
              Virginia, GO Refunding,
              Series 1993,
              6.000% 06/01/12........  Aaa       AAA      3,678
  3,000     Arlington County,
              Virginia, GO, Series
              1993,
              5.000% 07/15/03........  Aaa       AAA      3,100
  3,865     Arlington County,
              Virginia, GO, Series
              1999, (State Aid
              Withholding),
              5.250% 06/01/16........  Aaa       AAA      3,957
  2,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing Corporation -
              Housing Mortgage -
              Woodbury Park
              Apartments Project)
              Series 1998A,
              5.450% 01/01/29........  NR        A        1,892
  1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue,
              (The Nature Conservancy
              Project) Series 1997A,
              5.450% 07/01/27........  Aa1       NR       1,009
  1,250     Arlington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facilities
              Revenue, (Virginia
              Hospital Center
              Project) Series 2001,
              5.250% 07/01/21........  A2        NR       1,192
  2,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              IDR Refunding, (Ogden
              Martin Systems Project)
              Series 1998A, (FSA
              Insured),
              5.250% 01/01/05........  Aaa       AAA      2,095

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $3,280     Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT, (FSA
              Insured),
              5.250% 01/01/09........  Aaa       AAA   $  3,399
  1,855     Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT, (FSA
              Insured),
              5.250% 01/01/10........  Aaa       AAA      1,916
  2,000     Brunswick County,
              Virginia, Industrial
              Development Authority,
              Correctional Facility
              Lease Revenue, Series
              1996, (MBIA Insured),
              5.250% 07/01/04........  Aaa       AAA      2,096
  1,000     Charlottesville-Albemarle,
              Virginia, Airport
              Authority, Revenue
              Refunding, Series 1995,
              AMT,
              6.125% 12/01/09........  NR        BBB      1,022
  6,195     Chesapeake, Virginia, GO
              Refunding, Series 1993,
              5.125% 12/01/05........  Aa2       AA       6,551
  1,000     Chesapeake, Virginia, GO,
              Series 1998, (State Aid
              Withholding),
              4.650% 08/01/11........  Aa2       AA       1,017
  1,525     Chesapeake, Virginia,
              Public Improvement GO,
              Series 1996, (State Aid
              Withholding),
              5.000% 05/01/03........  Aa2       AA       1,571
  2,000     Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A, (State
              Aid Withholding),
              7.000% 12/01/09........  Aa2       AA       2,268
  1,000     Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992,
              6.200% 11/01/05........  Aa2       AA       1,044

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,320     Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.900% 03/01/05........  Baa2      BBB   $  1,389
 11,585     Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A, AMT, (AMBAC
              Insured),
              5.950% 02/01/07........  Aaa       AAA     12,450
  3,385     Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A, AMT, (AMBAC
              Insured),
              6.050% 02/01/09........  Aaa       AAA      3,674
  1,000     Fairfax County, Virginia,
              GO, Series 1998, (State
              Aid Withholding),
              4.800% 04/01/10........  Aa1       AA+      1,033
  2,000     Fairfax County, Virginia,
              Public Improvement GO,
              Series 1997A,
              6.000% 06/01/04........  Aaa       AAA      2,130
  3,000     Fairfax County, Virginia,
              Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.500% 11/15/09........  Aaa       AAA      3,173
  3,135     Fairfax County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.100% 11/15/04........  Aaa       AAA      3,296
  2,000     Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Series 2000,
              5.625% 04/01/25........  Aa1       AAA      2,075
  2,000     Fairfax County, Virginia,
              Water Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa1       AAA      2,131
  2,000     Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.625% 12/01/22........  Baa2      BBB      2,044

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $5,000     Goochland County,
              Virginia, Industrial
              Development Authority,
              (Old Dominion Electric
              Cooperative Project)
              Series 1998, AMT,
              4.250% 12/01/02........  NR        NR    $  5,025
  1,200     Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              4.900% 09/01/10........  NR        A        1,188
  1,000     Hanover County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Memorial Regional
              Medical Center Project)
              Series 1995, (MBIA
              Insured),
              5.500% 08/15/25........  Aaa       AAA      1,005
  2,105     Henrico County, Virginia,
              Industrial Development
              Authority, Revenue,
              Series 1994,
              7.500% 08/01/02........  Aa2       AA       2,146
  3,500     Henrico County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Revenue,
              (Browning-Ferris
              Project) Series 1995,
              AMT, (GTY-AGMT),
              Mandatory Put 12/01/05
              @ 100,
              5.300% 12/01/11........  B1        BB-      3,304
  1,500     Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.200% 05/01/04........  Aa2       AAA      1,506
  2,420     Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.300% 05/01/05........  Aa2       AAA      2,430
  1,915     James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.000% 12/15/08........  Aaa       AAA      2,004
  1,000     Leesburg, Virginia, GO
              Refunding, Series 1993,
              5.500% 08/01/06........  A1        A+       1,041

                       SEE NOTES TO FINANCIAL STATEMENTS.
 218

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,000     Loudoun County, Virginia,
              Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding),
              5.000% 10/01/02........  Aa1       AA+   $  2,032
  1,500     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured),
              5.500% 06/01/08........  Aaa       AAA      1,576
  1,000     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured),
              5.600% 06/01/09........  Aaa       AAA      1,050
  5,000     Loudoun County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Air Force Retired
              Officers - Falcons
              Landing Project) Series
              1994A, Prerefunded
              11/01/04 @ 103,
              8.750% 11/01/24........  Aaa       AAA      5,833
    510     Loudoun County, Virginia,
              Public Improvement GO,
              Series 2001C, (State
              Aid Withholding),
              5.000% 11/01/14........  Aa1       AA+        524
  2,960     Loudoun County, Virginia,
              Public Improvement GO,
              Series 2001C, (State
              Aid Withholding),
              5.000% 11/01/15........  Aa1       AA+      3,023
  2,710     Loudoun County, Virginia,
              Public Improvement GO,
              Series 2001C, (State
              Aid Withholding),
              5.000% 11/01/16........  Aa1       AA+      2,739
  1,140     Lynchburg, Virginia,
              Public Improvement GO,
              Series 1997,
              5.400% 05/01/17........  Aa3       AA       1,167
  1,000     Medical College of
              Virginia, Hospital
              Authority, General
              Revenue, Series 1998,
              (MBIA Insured),
              4.800% 07/01/11........  Aaa       AAA      1,018
  1,000     Newport News, Virginia,
              GO, Series 1998,
              5.000% 03/01/18........  Aa2       AA         988

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $5,000     Newport News, Virginia,
              Public Improvement GO
              Refunding, Series
              1993B, (State Aid
              Withholding),
              5.200% 11/01/04........  Aa2       AA    $  5,265
  1,000     Newport News, Virginia,
              Water and Sewer
              Authority, GO
              Refunding, Series
              1993B, (State Aid
              Withholding),
              5.100% 11/01/03........  Aa2       AA       1,041
  3,500     Norfolk, Virginia,
              Capital Improvement GO
              Refunding, Series 1998,
              (FGIC Insured, State
              Aid Withholding),
              5.000% 07/01/11........  Aaa       AAA      3,627
  2,250     Norfolk, Virginia,
              Redevelopment and
              Housing Authority,
              Educational Facilities
              Revenue, (Tidewater
              Community College
              Campus Project) Series
              1995,
              5.875% 11/01/15........  Aa1       AA+      2,401
  2,000     Norfolk, Virginia, Water
              Revenue, Series 1995,
              (MBIA Insured),
              5.700% 11/01/10........  Aaa       AAA      2,168
  1,000     Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.250% 08/01/04........  A1        AA-      1,047
  3,710     Portsmouth, Virginia,
              Public Improvement GO
              Refunding, Series
              2001A, (FGIC Insured),
              5.500% 06/01/17           Aaa      AAA      3,807
  1,525     Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Potomac
              Hospital Corporation
              Project) Series 1995,
              6.550% 10/01/05........  Aaa       NR       1,625
  1,300     Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Prince
              William Hospital
              Project) Series 1993,
              5.625% 04/01/12........  A2        NR       1,310

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Prince William County,
              Virginia, Park
              Authority, Water and
              Sewer Systems, Revenue
              Refunding, Series 1994,
              Prerefunded 10/15/04 @
              102,
              6.300% 10/15/07........  NR        NR    $  1,095
  3,000     Prince William County,
              Virginia, Service
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 07/01/21........  Aaa       AAA      2,920
  1,000     Richmond, Virginia, GO
              Refunding, Series
              1995B, (FGIC Insured,
              State Aid Withholding),
              5.000% 01/15/21........  Aaa       AAA        977
  1,430     Richmond, Virginia,
              Public Improvement GO,
              Series 1993B, (State
              Aid Withholding),
              5.500% 07/15/09........  A1        AA       1,541
  2,855     Richmond, Virginia,
              Public Improvement, GO
              Refunding, Series
              1999A, (FSA Insured),
              5.000% 01/15/19........  Aaa       AAA      2,816
  1,115     Roanoke County, Virginia,
              IDR, (Hollins College
              Project) Series 1998,
              5.200% 03/15/17........  NR        A        1,105
  4,000     Roanoke, Virginia,
              Industrial Development
              Authority Hospital
              Revenue, (Carilion
              Health System Project)
              Series 2002A,
              5.250% 07/01/12........  Aaa       AAA      4,171
  1,100     Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.375% 07/15/05........  Aaa       AAA      1,133
  1,900     Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.400% 07/15/06........  Aaa       AAA      1,952
  2,000     Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998, (FSA
              Insured),
              4.400% 07/15/07........  Aaa       AAA      2,038
  2,320     Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992, Prerefunded
              07/15/02 @ 102,
              5.875% 07/15/09........  A1        AA-      2,394

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,535     Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.600% 11/01/14........  NR        NR    $  2,655
  1,035     Suffolk Virginia, GO,
              Unrefunded Balance,
              Series 1993,
              5.750% 08/01/08........  Aa2       AA-      1,095
  4,300     Suffolk, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Windsor Ltd.
              Partnership Project)
              Series 2001, (FNMA
              Insured), Mandatory Put
              07/01/11 @ 100,
              4.850% 07/01/31........  Aaa       NR       4,312
  1,110     Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.400% 08/01/04........  Aa2       AA-      1,167
  2,300     Virginia Beach, Virginia,
              GO Refunding, Series
              1993,
              5.400% 07/15/08........  Aa1       AA+      2,467
  3,060     Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/17........  Aa1       AA+      3,202
  2,805     Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.500% 03/01/18........  Aa1       AA+      2,924
  1,790     Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/17........  Aa3       AA       1,819
  1,935     Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/18........  Aa3       AA       1,957
  2,035     Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/19........  Aa3       AA       2,051
  2,145     Virginia Beach, Virginia,
              Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/20........  Aa3       AA       2,158
  5,000     Virginia College Building
              Authority, Virginia
              Educational Facilities
              Revenue, (University
              Richmond Project)
              Series 2002A, Mandatory
              Put 03/01/09 @ 100,
              5.000% 03/01/32........  Aa1       AA       5,168

                       SEE NOTES TO FINANCIAL STATEMENTS.
 220

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Virginia Commonwealth,
              Transportation Board,
              Transportation Program
              Revenue, (Oak Grove
              Connector Project)
              Series 1997A,
              5.250% 05/15/22........  Aa1       AA+   $  1,002
  3,375     Virginia Commonwealth,
              Transportation Board,
              Transportation Revenue
              Refunding, (Route 58
              Corridor Project)
              Series 1997C, (MBIA
              Insured),
              5.000% 05/15/13........  Aaa       AAA      3,452
  1,245     Virginia Commonwealth,
              Transportation Board,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Project)
              Series 1997C,
              5.125% 05/15/19........  Aa1       AA+      1,242
  2,465     Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1996, AMT,
              5.550% 07/01/12........  Aa1       AA+      2,545
  1,000     Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1997, AMT, (MBIA
              Insured),
              5.650% 07/01/17........  Aaa       AAA      1,029
  1,210     Virginia Port Authority,
              Virginia, Port
              Facilities Revenue,
              Series 1997, AMT, (MBIA
              Insured),
              6.000% 07/01/07........  Aaa       AAA      1,305
  2,655     Virginia State Housing,
              Housing Development
              Authority, Revenue,
              (Rental Housing
              Project) Series 2000B,
              AMT,
              5.875% 08/01/15(a).....  Aa1       AA+      2,764
  2,000     Virginia State
              Transportation Board,
              Transportation Contract
              Revenue, (US Route 58
              Corridor Development
              Project) Series
              1993PG-B,
              5.350% 05/15/09........  Aa1       AA+      2,093
  1,440     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series 1994H,
              Subseries H-2,
              6.200% 01/01/08........  Aa1       AA+      1,479

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,430     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.000% 01/01/12........  Aa1       AA+   $  1,501
  1,470     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.000% 07/01/12........  Aa1       AA+      1,543
  1,695     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.100% 01/01/15........  Aa1       AA+      1,770
  3,595     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              2000B-3,
              5.950% 07/01/14........  Aa1       AA+      3,825
  2,455     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              2000B-4,
              5.500% 01/01/15........  Aa1       AA+      2,527
  1,480     Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.100% 01/01/05........  Aa1       AA       1,545
  2,195     Virginia State, Public
              School Authority,
              Revenue, Series 1993A,
              (State Aid
              Withholding),
              5.400% 01/01/08........  Aa1       AA       2,284
  1,120     Virginia State, Resource
              Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured),
              5.500% 05/01/22........  Aaa       AAA      1,148
  2,970     Virginia State, Resource
              Authority, Sewer
              Systems Revenue
              Refunding,
             (Harrisonburg-Rockingham
              Project) Series 1998,
              5.000% 05/01/18........  NR        AA       2,922
  1,000     Virginia State, Resource
              Authority, Sewer
              Systems Revenue,
              (Hopewell Regional
              Wastewater Facilities
              Project) Series 1995A,
              AMT,
              6.000% 10/01/15........  NR        AA       1,051
  2,000     Virginia State, Resource
              Authority, Systems
              Revenue Refunding,
              Series 1998,
              5.000% 05/01/22........  NR        AA       1,943

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,470     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue
              Refunding, (Washington
              County Service Project)
              Series 1993,
              5.150% 10/01/07........  NR        AA    $  2,553
  1,020     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Suffolk Project)
              Series 1996A,
              5.500% 04/01/17........  NR        AA       1,047
  1,000     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998,
              4.625% 10/01/18........  NR        AA         934
  5,345     Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project)
              Series 1996A,
              5.125% 05/15/21........  Aa1       AA+      5,258
  3,000     Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Development
              Program) Series 1993A,
              4.900% 05/15/03........  Aa1       AA+      3,087
  5,390     Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Development
              Program) Series 1993A,
              5.500% 05/15/09........  Aa1       AA+      5,560
  2,105     Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue,
              (U.S. Route 58 Corridor
              Development Program)
              Series 1993B,
              5.100% 05/15/05........  Aa1       AA+      2,183
  1,000     Virginia, Biotechnology
              Research Park
              Authority, Lease
              Revenue, (Biotech Two
              Project) Series 1996,
              5.300% 09/01/13........  Aa1       AA+      1,035
  2,350     Virginia, Biotechnology
              Research Park
              Authority, Lease
              Revenue, (Biotechnology
              Two Project) Series
              1996,
              5.750% 09/01/05........  Aa1       AA+      2,517

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,475     Virginia, Chesapeake Bay
              Bridge and Tunnel
              Commission District,
              Revenue, Series 1995,
              (FGIC Insured),
              Prerefunded 07/01/05 @
              102,
              5.875% 07/01/10........  Aaa       AAA   $  2,701
  2,300     Virginia, College
              Building Authority,
              Virginia Educational
              Facilities Revenue,
              (Public Higher
              Education Financing
              Program) Series 1999A,
              5.375% 09/01/12........  Aa1       AA       2,418
  5,000     Virginia, Southeastern
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.100% 07/01/08........  Aaa       AAA      5,256
  1,000     Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnston Memorial
              Hospital Project)
              Series 1995,
              Prerefunded 07/01/05 @
              102,
              6.000% 07/01/14........  A2        NR       1,090
  2,250     West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT,
              6.375% 03/01/19........  B1        BB       1,944
                                                       --------
                                                        265,809
                                                       --------
            ALABAMA -- 0.7%
  2,000     Mobile, Alabama,
              Industrial Development
              Board, PCR Refunding,
              (International Paper
              Company Project) Series
              1998B,
              4.750% 04/01/10           Baa2..   BBB      1,938
                                                       --------
            DISTRICT OF COLUMBIA -- 0.7%
  1,000     Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue
              Refunding, Series
              1998B, AMT, (MBIA
              Insured),
              5.250% 10/01/10........  Aaa       AAA      1,025

                       SEE NOTES TO FINANCIAL STATEMENTS.
 222

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            DISTRICT OF
              COLUMBIA -- (CONTINUED)
 $1,000     Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1992A, AMT, (MBIA
              Insured),
              6.500% 10/01/05........  Aaa       AAA   $  1,038
                                                       --------
                                                          2,063
                                                       --------
            GEORGIA -- 0.5%
  1,450     Richmond County, Georgia,
              Development Authority,
              Environmental
              Improvement Revenue,
              (International Paper
              Company Project) Series
              2001A,
              5.150% 03/01/15........  Baa2      BBB      1,412
                                                       --------
            MAINE -- 0.8%
  2,500     Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.750% 06/01/05........  Baa3      NR       2,471
                                                       --------
            MICHIGAN -- 0.7%
  2,000     Southfield, Michigan,
              Library Building
              Authority, GO, Series
              2000, (MBIA Insured),
              5.500% 05/01/24........  Aaa       AAA      2,022
                                                       --------
            NEW YORK -- 0.7%
  2,005     New York City, New York,
              Industrial Development
              Agency, Civic Facility
              Revenue, (Polytechnic
              University Project)
              Series 2000,
              5.750% 11/01/10........  Baa3      BBB-     2,100
                                                       --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS       VALUE
  (000)                                 (UNAUDITED)     (000)
---------------------------------------------------------------
            SOUTH CAROLINA -- 0.8%
 $2,000     Calhoun County, South
              Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina
              Eastman Company
              Project) Series 1992,
              AMT,
              6.750% 05/01/17........  A2        A-    $  2,324
                                                       --------
            TENNESSEE -- 0.7%
  2,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities Revenue
              Refunding, (Federal
              Express Corporation
              Project) Series 2001,
              5.000% 09/01/09........  Baa2      BBB      2,011
                                                       --------
            WASHINGTON -- 2.1%
  1,000     Energy Northwest
              Washington, Electric
              Revenue Refunding,
              Series 2002A, (MBIA
              Insured),
              5.750% 07/01/18........  Aaa       AAA      1,048
  5,035     Washington State, Motor
              Vehicle Fuel Tax, GO,
              Series 1997F,
              5.375% 07/01/22........  Aa1       AA+      5,043
                                                       --------
                                                          6,091
                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $279,530)................          288,241
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


 SHARES                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.0%
              (Cost: $5,941)
   5,941    Nations Tax Exempt Fund, Primary A Class#.........             5,941
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $285,471*)................................  100.4%  $294,182
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................   (0.4)%
            Cash.....................................................   $      1
            Receivable for Fund shares sold..........................        835
            Dividends receivable.....................................          6
            Interest receivable......................................      4,430
            Payable for Fund shares redeemed.........................        (73)
            Investment advisory fee payable..........................        (49)
            Administration fee payable...............................        (50)
            Shareholder servicing and distribution fees payable......        (18)
            Distributions payable....................................       (946)
            Payable for investment securities purchased..............     (5,176)
            Accrued Trustees' fees and expenses......................        (55)
            Accrued expenses and other liabilities...................        (94)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................     (1,189)
                                                                        --------
            NET ASSETS........................................  100.0%  $292,993
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    639
            Accumulated net realized loss on investments sold........     (1,032)
            Net unrealized appreciation of investments...............      8,711
            Paid-in capital..........................................    284,675
                                                                        --------
            NET ASSETS...............................................   $292,993
                                                                        ========

                                                                         VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($237,459,461 / 22,006,302 shares outstanding).........     $10.79
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($45,677,849 / 4,233,135 shares outstanding)...........     $10.79
                                                                        ========

            Maximum sales charge.....................................      3.25%
            Maximum offering price per share.........................     $11.15

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($8,986,784 / 832,811 shares outstanding)..............     $10.79
                                                                        ========

            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($869,088 / 80,544 shares outstanding).................     $10.79
                                                                        ========

---------------

 *Federal Income Tax Information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):

Water Revenue                             13.76%
Resource Recovery                         11.06%
Transportation Revenue                    10.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 224

NATIONS FUNDS

Nations Virginia Municipal Bond Fund

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
---------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.0%
            VIRGINIA -- 83.0%
 $1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee
              Gardens Housing
              Corporation-Housing
              Mortgage - Woodbury
              Park Apartments
              Project) Series 1998A,
              5.450% 01/01/29.......  NR        A       $   946
  1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facilities
              Revenue, (Virginia
              Hospital Center
              Project) Series 2001,
              5.250% 07/01/21.......  A2        NR          953
  1,000     Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A,
              5.375% 12/01/20.......  Aa2       AA        1,010
    500     Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18.......  Baa2      BBB         520
    500     Fairfax County,
              Virginia, Industrial
              Development Authority,
              Health Care Revenue
              Refunding, (Inova
              Health Systems
              Project) Series 1996,
              5.500% 08/15/10.......  Aa2       AA          523
  1,000     Fairfax County,
              Virginia, Public
              Improvement GO, Series
              1999B,
              5.500% 12/01/16.......  Aaa       AAA       1,046
  1,000     Fairfax County,
              Virginia, Water and
              Sewer Revenue
              Refunding, Series
              1993, (AMBAC Insured),
              5.500% 11/15/13.......  Aaa       AAA       1,025
  1,000     Fairfax County,
              Virginia, Water
              Authority, Water
              Revenue, Series 2000,
              5.625% 04/01/25.......  Aa1       AAA       1,038
  1,000     Fairfax County,
              Virginia, Water
              Authority, Water
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22.......  Aa1       AAA       1,065

PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  800     Giles County, Virginia,
              Industrial Development
              Authority, Exempt
              Facilities Revenue,
              (Hoechst Celanese
              Corporation Project)
              Series 1995, AMT,
              5.950% 12/01/25.......  Baa2      BBB     $   758
  1,000     Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project)
              Series 1992, AMT,
              6.625% 12/01/22.......  Baa2      BBB       1,022
    400     Halifax County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Halifax
              Regional Hospital,
              Inc. Project) Series
              1998,
              5.250% 09/01/17.......  NR        A           382
    500     Hanover County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Bon Secours
              Health Systems
              Project) Series 1995,
              (MBIA Insured),
              5.500% 08/15/25.......  Aaa       AAA         501
    500     Henrico County,
              Virginia, Industrial
              Development Authority,
              Public Facilities
              Lease Revenue, Series
              1994, Prerefunded
              08/01/05 @ 102,
              7.000% 08/01/13.......  Aa2       AA          563
    500     Henry County, Virginia,
              GO, Series 1994,
              5.750% 07/15/07.......  A2        A           527
    700     James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid
              Withholding),
              5.250% 12/15/14.......  Aaa       AAA         719
    765     Loudoun County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue,
              (Loudoun Hospital
              Center Project) Series
              1995,
              (FSA Insured),
              5.600% 06/01/09.......  Aaa       AAA         803

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  500     Loudoun County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue,
              (Loudoun Hospital
              Center Project) Series
              1995, (FSA Insured),
              5.800% 06/01/20.......  Aaa       AAA     $   510
  2,000     Montgomery County,
              Virginia, Industrial
              Development Lease
              Authority, Revenue,
              Series 2000B,
              (AMBAC Insured),
              5.500% 01/15/22.......  Aaa       AAA       2,052
  1,000     Prince William County,
              Virginia, Industrial
              Development Authority,
              Lease Revenue, (ATCC
              Project) Series 1996,
              6.000% 02/01/14.......  Aa3       NR        1,015
    500     Prince William County,
              Virginia, Park
              Authority, Revenue,
              Series 1994,
              Prerefunded
              10/15/04 @ 102,
              6.875% 10/15/16.......  NR        NR          555
  1,000     Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.600% 11/01/14.......  NR        NR        1,047
  1,500     Suffolk, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Windsor Ltd.
              Partnership Project)
              Series 2001, (FNMA
              Insured), Mandatory
              Put
              07/01/11 @ 100,
              4.850% 07/01/31.......  Aaa       NR        1,504
    500     Virginia Beach,
              Virginia, Public
              Improvement GO
              Refunding, Series
              1994, (State Aid
              Withholding),
              5.750% 11/01/08.......  Aa1       AA+         542
  1,000     Virginia Beach,
              Virginia, Public
              Improvement GO, Series
              2000,
              5.500% 03/01/18.......  Aa1       AA+       1,042
  1,035     Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue,
              Series 2001D-D-1,
              4.750% 07/01/12.......  Aa1       AA+       1,037

PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
---------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  640     Virginia State, Public
              School Authority,
              Revenue, Series 1994A,
              (State Aid
              Withholding),
              6.125% 08/01/11.......  Aa1       AA      $   694
  1,070     Virginia State,
              Residential Authority,
              Infrastructure
              Revenue, Series 2000A,
              (MBIA Insured),
              5.500% 05/01/21.......  Aaa       AAA       1,097
    750     Virginia State, Resource
              Authority, Sewer
              Systems Revenue,
              (Hopewell Regional
              Wastewater Facilities
              Project) Series 1995A,
              AMT,
              6.000% 10/01/15.......  NR        AA          788
    500     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Fauquier County Water
              and Sanitation
              Project) Series 1994C,
              6.125% 05/01/14.......  NR        AA          523
  1,800     West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake
              Corporation Project)
              Series 1994A, AMT,
              6.375% 03/01/19.......  B1        BB        1,555
                                                        -------
                                                         27,362
                                                        -------
            WISCONSIN -- 3.0%
  1,000     Wisconsin State, Health
              and Educational
              Facilities Revenue,
              (Agnesian Healthcare
              Project) Series 2001,
              6.000% 07/01/21.......  A3        A-        1,003
                                                        -------
            FLORIDA -- 6.5%
  1,000     Florida State, Board of
              Education, Lottery
              Revenue, Series 2001B,
              5.000% 07/01/20.......  Aaa       AAA         972
  1,195     Miami-Dade County,
              Florida, Health
              Authority, Hospital
              Revenue Refunding,
              (Miami Childrens
              Hospital Project)
              Series 2001,
              (AMBAC Insured),
              4.375% 08/15/10.......  Aaa       AAA       1,186
                                                        -------
                                                          2,158
                                                        -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 226

NATIONS FUNDS

Nations Virginia Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL                             MOODY'S    S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
---------------------------------------------------------------
            MISSISSIPPI -- 5.5%
 $1,285     Mississippi State,
              Hospital Facilities
              and Equipment
              Authority, Revenue,
              (Forrest County
              General Hospital
              Project) Series 2000,
              (FSA Insured),
              5.625% 01/01/20.......  Aaa       NR      $ 1,304
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project)
              Series 2000A, AMT,
              6.700% 08/01/18.......  Baa2      BBB         521
                                                        -------
                                                          1,825
                                                        -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost: $31,410).........................   32,348
                                                        -------
SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 1.1%
              (Cost: $375)
    375     Nations Tax Exempt Fund, Primary A
              Class#..................................      375
                                                        -------

            TOTAL INVESTMENTS
              (Cost $31,785*).................................   99.1%   32,723
                                                                        -------

            OTHER ASSETS AND LIABILITIES (NET)................    0.9%
            Receivable for Fund shares sold..........................   $     1
            Interest receivable......................................       494
            Payable for Fund shares redeemed.........................        (6)
            Administration fee payable...............................        (6)
            Shareholder servicing and distribution fees payable......        (8)
            Distributions payable....................................      (107)
            Accrued Trustees' fees and expenses......................       (45)
            Accrued expenses and other liabilities...................       (40)
                                                                        -------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................       283
                                                                        -------
            NET ASSETS........................................  100.0%  $33,006
                                                                        =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    88
            Accumulated net realized loss on investments sold........      (586)
            Net unrealized appreciation of investments...............       938
            Paid-in capital..........................................    32,566
                                                                        -------
            NET ASSETS...............................................   $33,006
                                                                        =======

                                                                         VALUE
-------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($22,473,547 / 2,317,857 shares outstanding)...........     $9.70
                                                                        =======
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($1,485,707 / 153,387 shares outstanding)..............     $9.69
                                                                        =======

            Maximum sales charge.....................................     4.75%
            Maximum offering price per share.........................    $10.17

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($8,991,355 / 927,359 shares outstanding)..............     $9.70
                                                                        =======
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($55,154 / 5,690 shares outstanding)...................     $9.69
                                                                        =======

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Virginia Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2002 (as a percentage of net assets):
   Hospital Revenue                                                       21.71%
   Water Revenue                                                          16.77%
   Housing Revenue                                                        10.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


ABBREVIATIONS:

AMBAC          American Municipal Bond Assurance Corporation
AMBAC-TCRS     American Municipal Bond Assurance Corporation --
               Transferable Custodial Receipts
AMT            Alternative Minimum Tax
CONNIE LEE     College Construction Loan Insurance Association
FGIC           Financial Guaranty Insurance Company
FHLMC COLL     Federal Home Loan Mortgage Corporation collateral
FHA            Federal Housing Authority
FHA COLL       Federal Housing Authority collateral
FNMA COLL      Federal National Mortgage Association collateral
FSA            Financial Security Assurance
GO             General Obligation
GNMA COLL      Government National Mortgage Association
               collateral
GTY-AGMT       Guarantee Agreement
GTD STD LNS    Guaranteed Student Loans
IDR            Industrial Development Revenue
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
MBIA-IBC       Municipal Bond Insurance Association -- Insured
               Bond Certificate
NR             Not Rated
PCR            Pollution Control Revenue
PSF-GTD        Permanent School Fund Guarantee
SCSDE          South Carolina School District Enhancement
SCH BD GTY     School Bond Guarantee
VA COLL        Veterans Administration collateral
VA             Veterans Administration

                       SEE NOTES TO FINANCIAL STATEMENTS.
 228

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF OPERATIONS

For the year ended March 31, 2002


                                                                  SHORT-TERM        INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                    INCOME              BOND              INCOME
                                                                ----------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $       10,055     $       61,437     $       50,809
Dividend income from affiliated funds.......................               402                181                248
                                                                --------------     --------------     --------------
                                                                        10,457             61,618             51,057
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................               842              4,819              4,550
Administration fee..........................................               618              2,650              2,002
Transfer agent fees.........................................                76                364                275
Custodian fees..............................................                18                 76                 58
Legal and audit fees........................................                87                103                101
Trustees' fees and expenses.................................                29                 28                 29
Interest expense............................................                --*                 6                  5
Registration and filing fees................................                34                 46                 48
Printing expense............................................                34                 60                 58
Other.......................................................                26                 84                 62
                                                                --------------     --------------     --------------
    Subtotal................................................             1,764              8,236              7,188
Shareholder servicing and distribution fees:
  Investor A Shares.........................................               175                 71                120
  Investor B Shares.........................................                26                 31                 87
  Investor C Shares.........................................               129                 13                 13
                                                                --------------     --------------     --------------
    Total expenses..........................................             2,094              8,351              7,408
Fees waived and/or expenses reimbursed by investment
  advisor, administrator and/or distributor.................              (641)            (2,198)            (1,723)
                                                                --------------     --------------     --------------
    Net expenses............................................             1,453              6,153              5,685
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................             9,004             55,465             45,372
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................               (14)             3,825                998
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (2,703)           (22,442)           (25,049)
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......            (2,717)           (18,617)           (24,051)
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        6,287     $       36,848     $       21,321
                                                                ==============     ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 230

NATIONS FUNDS

                     FLORIDA                       GEORGIA                                      MARYLAND
     CALIFORNIA    INTERMEDIATE     FLORIDA      INTERMEDIATE     GEORGIA         KANSAS      INTERMEDIATE     MARYLAND
     MUNICIPAL      MUNICIPAL      MUNICIPAL      MUNICIPAL      MUNICIPAL      MUNICIPAL      MUNICIPAL      MUNICIPAL
        BOND           BOND           BOND           BOND           BOND          INCOME          BOND           BOND
-------------------------------------------------------------------------------------------------------------------------

    $     10,852   $     12,210   $      7,530   $      7,805   $      1,441   $      5,290   $     10,052   $      2,079
              65             49             30             43             17             40             61             27
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          10,917         12,259          7,560          7,848          1,458          5,330         10,113          2,106
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

           1,028            952            705            610            136            533            804            204
             452            523            310            335             60            235            442             90
              63             74             44             47              8             32             61             13
              14             16             10             11              3              7             14              4
              89             93             87             91             81             72             94             82
              29             29             28             28             29             29             28             29
              --              1              1             --*            --*             1             --*            --*
              19              6              3              2              3             16              5              5
              32             23             27             19             22             24             21             23
              20             24             10             18              5             16             24              8
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,746          1,741          1,225          1,161            347            965          1,493            458

             369             18            115             32              4              6             46              7
              64             51            105             68             83              2             54            176
              23              6              2             10              2             --              8              3
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,202          1,816          1,447          1,271            436            973          1,601            644

            (513)          (552)          (377)          (399)          (184)          (325)          (489)          (212)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,689          1,264          1,070            872            252            648          1,112            432
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           9,228         10,995          6,490          6,976          1,206          4,682          9,001          1,674
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

              56            341            948            (45)           434            215            747            117

          (4,341)        (3,484)        (2,554)        (1,887)          (902)        (1,921)        (3,847)          (539)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,285)        (3,143)        (1,606)        (1,932)          (468)        (1,706)        (3,100)          (422)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    $      4,943   $      7,852   $      4,884   $      5,044   $        738   $      2,976   $      5,901   $      1,252
    ============   ============   ============   ============   ============   ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For the year ended March 31, 2002

                                                                NORTH CAROLINA                        SOUTH CAROLINA
                                                                 INTERMEDIATE      NORTH CAROLINA      INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                     BOND               BOND               BOND
                                                                ----------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $       10,052     $        2,167     $       13,189
Dividend income from affiliated funds.......................                78                 17                 46
                                                                --------------     --------------     --------------
                                                                        10,130              2,184             13,235
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................               797                207                977
Administration fee..........................................               438                 91                537
Transfer agent fees.........................................                61                 13                 75
Custodian fees..............................................                14                  3                 17
Legal and audit fees........................................                95                 83                 97
Trustees' fees and expenses.................................                29                 29                 28
Interest expense............................................                --*                --*                 1
Registration and filing fees................................                 3                  3                  4
Printing expense............................................                20                 23                 22
Other.......................................................                23                  7                 24
                                                                --------------     --------------     --------------
    Subtotal................................................             1,480                459              1,782
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                28                  8                 43
  Investor B Shares.........................................                56                159                 74
  Investor C Shares.........................................                 2                  2                 31
                                                                --------------     --------------     --------------
    Total expenses..........................................             1,566                628              1,930
Fees waived and/or expenses reimbursed by investment
  advisor, administrator and/or distributor.................              (483)              (210)              (559)
                                                                --------------     --------------     --------------
    Net expenses............................................             1,083                418              1,371
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................             9,047              1,766             11,864
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................               412                109                306
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (3,257)              (616)            (3,275)
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......            (2,845)              (507)            (2,969)
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        6,202     $        1,259     $        8,895
                                                                ==============     ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 232

NATIONS FUNDS

                       TENNESSEE                           TEXAS                            VIRGINIA
    SOUTH CAROLINA    INTERMEDIATE      TENNESSEE       INTERMEDIATE        TEXAS         INTERMEDIATE       VIRGINIA
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND             BOND             BOND
------------------------------------------------------------------------------------------------------------------------

    $        1,582   $        2,458   $          514   $       15,265   $          718   $       15,273   $        1,864
                15               43                4               31               15               81               24
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,597            2,501              518           15,296              733           15,354            1,888
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

               150              202               49            1,139               68            1,208              172
                66              111               21              627               30              664               76
                 9               15                3               86                4               92               11
                 3                4                1               18                1               20                3
                82               82               79              102               80              102               81
                29               29               29               29               29               29               28
                --*              --               --*               2               --*               1               --*
                 3                5                5                7                3                3                3
                20               14               21               19               20               26               22
                 5               10                4               21                5               27                7
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               367              472              212            2,050              240            2,172              403

                 4               21                5               14                1              110                3
                78               14               32               20               50               89              101
                 4                1                2               --*              --*               8                1
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               453              508              251            2,084              291            2,379              508

              (187)            (219)            (154)            (624)            (158)            (661)            (196)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               266              289               97            1,460              133            1,718              312
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,331            2,212              421           13,836              600           13,636            1,576
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

               618               --               41              698               88            1,164              150

              (888)            (514)            (169)          (4,954)            (290)          (4,717)            (581)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
              (270)            (514)            (128)          (4,256)            (202)          (3,553)            (431)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------

    $        1,061   $        1,698   $          293   $        9,580   $          398   $       10,083   $        1,145
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SHORT-TERM                         INTERMEDIATE
                                                                 MUNICIPAL INCOME                     MUNICIPAL BOND
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/02           3/31/01           3/31/02           3/31/01
                                                         --------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        9,004    $        5,396    $       55,465    $       52,108
Net realized gain/(loss) on investments..............               (14)             (149)            3,825              (857)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (2,703)            2,564           (22,442)           45,131
                                                         --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             6,287             7,811            36,848            96,382
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (6,582)           (4,292)          (54,029)          (51,156)
  Investor A Shares..................................            (2,088)             (871)           (1,236)             (835)
  Investor B Shares..................................               (71)             (186)             (111)              (96)
  Investor C Shares..................................              (248)              (47)              (47)              (20)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                --                --                --
  Investor A Shares..................................                --                --                --                --
  Investor B Shares..................................                --                --                --                --
  Investor C Shares..................................                --                --                --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................           402,545             5,629            (5,822)          302,645
                                                         --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets................           399,843             8,044           (24,397)          346,920
NET ASSETS:
Beginning of period..................................           133,497           125,453         1,219,940           873,020
                                                         --------------    --------------    --------------    --------------
End of period........................................    $      533,340    $      133,497    $    1,195,543    $    1,219,940
                                                         ==============    ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          142    $           50    $        2,397    $        1,190
                                                         ==============    ==============    ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 234

NATIONS FUNDS

                                                CALIFORNIA                   FLORIDA INTERMEDIATE
         MUNICIPAL INCOME                     MUNICIPAL BOND                    MUNICIPAL BOND
-----------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/02          3/31/01          3/31/02          3/31/01          3/31/02          3/31/01
-------------------------------------------------------------------------------------------------------

    $       45,372   $       42,275   $        9,228   $        8,950   $       10,995   $       10,852
               998            4,250               56            1,117              341              172

           (25,049)          43,979           (4,341)           7,388           (3,484)           7,500
    --------------   --------------   --------------   --------------   --------------   --------------

            21,321           90,504            4,943           17,455            7,852           18,524

           (42,656)         (40,064)          (2,323)          (1,448)         (10,465)         (10,331)
            (2,281)          (1,795)          (6,589)          (7,146)            (317)            (354)
              (351)            (363)            (236)            (191)            (186)            (162)
               (52)             (53)             (82)             (21)             (18)              (5)

                --               --             (162)             (78)              --               --
                --               --             (583)            (359)              --               --
                --               --              (23)             (11)              --               --
                --               --               (7)              (1)              --               --

           (40,107)         283,421           25,668            1,497          (18,953)          20,534
    --------------   --------------   --------------   --------------   --------------   --------------
           (64,126)         331,650           20,606            9,697          (22,087)          28,206

           930,450          598,800          193,487          183,790          250,361          222,155
    --------------   --------------   --------------   --------------   --------------   --------------
    $      866,324   $      930,450   $      214,093   $      193,487   $      228,274   $      250,361
    ==============   ==============   ==============   ==============   ==============   ==============

    $        1,982   $        1,128   $          567   $          457   $          211   $           22
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     FLORIDA                       GEORGIA INTERMEDIATE
                                                                  MUNICIPAL BOND                      MUNICIPAL BOND
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/02           3/31/01           3/31/02           3/31/01
                                                         --------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        6,490    $        6,746    $        6,976    $        6,696
Net realized gain/(loss) on investments..............               948               405               (45)              108
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (2,554)            6,378            (1,887)            5,250
                                                         --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             4,884            13,529             5,044            12,054
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (4,009)           (4,107)           (6,131)           (5,867)
  Investor A Shares..................................            (2,075)           (2,183)             (561)             (546)
  Investor B Shares..................................              (395)             (455)             (247)             (255)
  Investor C Shares..................................                (6)               (1)              (36)              (28)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................              (394)              (96)               --                --
  Investor A Shares..................................              (216)              (54)               --                --
  Investor B Shares..................................               (49)              (13)               --                --
  Investor C Shares..................................                (1)               --*               --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................           (16,359)               17            10,052              (553)
                                                         --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets................           (18,620)            6,637             8,121             4,805
NET ASSETS:
Beginning of period..................................           148,236           141,599           147,573           142,768
                                                         --------------    --------------    --------------    --------------
End of period........................................    $      129,616    $      148,236    $      155,694    $      147,573
                                                         ==============    ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          322    $          224    $          251    $          162
                                                         ==============    ==============    ==============    ==============

---------------

 * Amount represents less than $500.

(a)Kansas Municipal Income commenced operations on July 17, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 236

NATIONS FUNDS

            GEORGIA                         KANSAS                 MARYLAND INTERMEDIATE               MARYLAND
        MUNICIPAL BOND                 MUNICIPAL INCOME               MUNICIPAL BOND                MUNICIPAL BOND
-------------------------------   ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
      3/31/02        3/31/01        3/31/02       3/31/01(A)      3/31/02        3/31/01        3/31/02        3/31/01
-------------------------------------------------------------------------------------------------------------------------

    $      1,206   $      1,205   $      4,682   $      3,769   $      9,001   $      9,247   $      1,674   $      1,573
             434             (7)           215            182            747            356            117            (14)

            (902)         1,404         (1,921)         4,390         (3,847)         7,548           (539)         2,065
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

             738          2,602          2,976          8,341          5,901         17,151          1,252          3,624

            (807)          (736)        (4,569)        (3,725)        (7,993)        (8,276)          (910)          (866)
             (80)           (84)          (106)           (39)          (785)          (757)          (124)           (93)
            (312)          (383)            (7)            (5)          (191)          (202)          (627)          (606)
              (7)            (2)            --             --            (26)           (11)           (12)            (8)

              --             --            (80)           (16)            --             --             --             --
              --             --             (1)            --*            --             --             --             --
              --             --             --             --*            --             --             --             --
              --             --             --             --*            --             --             --             --

          (3,419)         1,774         (8,701)       107,578          3,023          1,629           (469)         2,145
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (3,887)         3,171        (10,488)       112,134            (71)         9,534           (890)         4,196

          28,433         25,262        112,134             --        201,203        191,669         39,812         35,616
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     24,546   $     28,433   $    101,646   $    112,134   $    201,132   $    201,203   $     38,922   $     39,812
    ============   ============   ============   ============   ============   ============   ============   ============

    $         98   $         74   $        112   $         79   $        166   $         48   $         85   $         52
    ============   ============   ============   ============   ============   ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                           NORTH CAROLINA INTERMEDIATE                NORTH CAROLINA
                                                                  MUNICIPAL BOND                      MUNICIPAL BOND
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/02           3/31/01           3/31/02           3/31/01
                                                         --------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        9,047    $        9,034    $        1,766    $        1,742
Net realized gain/(loss) on investments..............               412              (693)              109               (11)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (3,257)            7,641              (616)            1,916
                                                         --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             6,202            15,982             1,259             3,647
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (8,353)           (8,383)           (1,030)             (942)
  Investor A Shares..................................              (481)             (457)             (145)              (96)
  Investor B Shares..................................              (199)             (191)             (584)             (702)
  Investor C Shares..................................                (8)               (3)               (6)               (2)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                --                --                --
  Investor A Shares..................................                --                --                --                --
  Investor B Shares..................................                --                --                --                --
  Investor C Shares..................................                --                --                --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................             2,338            (1,784)              208               324
                                                         --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets................              (501)            5,164              (298)            2,229
NET ASSETS:
Beginning of period..................................           195,798           190,634            41,805            39,576
                                                         --------------    --------------    --------------    --------------
End of period........................................    $      195,297    $      195,798    $       41,507    $       41,805
                                                         ==============    ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          726    $          323    $           97    $           28
                                                         ==============    ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 238

NATIONS FUNDS

    SOUTH CAROLINA INTERMEDIATE               SOUTH CAROLINA                TENNESSEE INTERMEDIATE
          MUNICIPAL BOND                      MUNICIPAL BOND                    MUNICIPAL BOND
-----------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/02          3/31/01          3/31/02          3/31/01          3/31/02          3/31/01
-------------------------------------------------------------------------------------------------------

    $       11,864   $       11,547   $        1,331   $        1,682   $        2,212   $        2,246
               306             (465)             618             (107)              --               16

            (3,275)           8,838             (888)           2,101             (514)           2,065
    --------------   --------------   --------------   --------------   --------------   --------------

             8,895           19,920            1,061            3,676            1,698            4,327

           (10,631)         (10,425)            (965)          (1,300)          (1,801)          (1,828)
              (814)            (757)             (59)             (47)            (360)            (358)
              (288)            (281)            (291)            (333)             (49)             (59)
              (122)             (84)             (14)              (2)              (2)              --*

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --

            (5,285)           4,503           (9,244)          (5,351)           4,625           (1,090)
    --------------   --------------   --------------   --------------   --------------   --------------
            (8,245)          12,876           (9,512)          (3,357)           4,111              992

           245,191          232,315           35,348           38,705           48,324           47,332
    --------------   --------------   --------------   --------------   --------------   --------------
    $      236,946   $      245,191   $       25,836   $       35,348   $       52,435   $       48,324
    ==============   ==============   ==============   ==============   ==============   ==============

    $          883   $          218   $           95   $           20   $           21   $           11
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                    TENNESSEE                       TEXAS INTERMEDIATE
                                                                  MUNICIPAL BOND                      MUNICIPAL BOND
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/02           3/31/01           3/31/02           3/31/01
                                                         --------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $          421    $          462    $       13,836    $       15,095
Net realized gain/(loss) on investments..............                41                (3)              698              (912)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................              (169)              555            (4,954)           10,896
                                                         --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................               293             1,014             9,580            25,079
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................              (209)             (232)          (13,499)          (14,818)
  Investor A Shares..................................               (82)              (75)             (252)             (195)
  Investor B Shares..................................              (121)             (149)              (81)              (82)
  Investor C Shares..................................                (9)               (6)              --*               --*
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                --                --                --
  Investor A Shares..................................                --                --                --                --
  Investor B Shares..................................                --                --                --                --
  Investor C Shares..................................                --                --                --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (1,278)             (852)          (16,417)          (50,947)
                                                         --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets................            (1,406)             (300)          (20,669)          (40,963)
NET ASSETS:
Beginning of period..................................            10,315            10,615           293,443           334,406
                                                         --------------    --------------    --------------    --------------
End of period........................................    $        8,909    $       10,315    $      272,774    $      293,443
                                                         ==============    ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           36    $           29    $          447    $          299
                                                         ==============    ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 240

NATIONS FUNDS

               TEXAS                       VIRGINIA INTERMEDIATE                   VIRGINIA
          MUNICIPAL BOND                      MUNICIPAL BOND                    MUNICIPAL BOND
-----------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/02          3/31/01          3/31/02          3/31/01          3/31/02          3/31/01
-------------------------------------------------------------------------------------------------------

    $          600   $          627   $       13,636   $       13,895   $        1,576   $        1,370
                88               92            1,164              (33)             150             (201)

              (290)             600           (4,717)          11,747             (581)           1,357
    --------------   --------------   --------------   --------------   --------------   --------------

               398            1,319           10,083           25,609            1,145            2,526

              (392)            (393)         (11,366)         (11,539)          (1,120)            (907)
               (19)             (16)          (1,914)          (1,999)             (59)             (31)
              (188)            (215)            (318)            (330)            (394)            (432)
                (1)              (3)             (27)             (27)              (2)              --*

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --

            (1,302)            (736)          (9,537)           9,165            2,087            2,614
    --------------   --------------   --------------   --------------   --------------   --------------
            (1,504)             (44)         (13,079)          20,879            1,657            3,770

            13,810           13,854          306,072          285,193           31,349           27,579
    --------------   --------------   --------------   --------------   --------------   --------------
    $       12,306   $       13,810   $      292,993   $      306,072   $       33,006   $       31,349
    ==============   ==============   ==============   ==============   ==============   ==============

    $           52   $           39   $          639   $          138   $           88   $           71
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                     SHORT-TERM MUNICIPAL INCOME
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  32,832    $334,597       4,691    $ 47,007
  Issued as reinvestment of dividends.......................      23         237           4          39
  Redeemed..................................................  (7,243)    (73,714)     (3,834)    (38,338)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  25,612    $261,120         861    $  8,708
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................  11,719    $119,451         646    $  6,508
  Issued as reinvestment of dividends.......................     165       1,674          61         607
  Redeemed..................................................  (1,849)    (18,808)       (633)     (6,315)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  10,035    $102,317          74    $    800
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      --    $     --          --    $     --
  Issued as reinvestment of dividends.......................       6          62          17         171
  Redeemed..................................................    (162)     (1,645)       (383)     (3,826)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (156)   $ (1,583)       (366)   $ (3,655)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................   4,160    $ 42,433         128    $  1,275
  Issued as reinvestment of dividends.......................      17         175           4          42
  Redeemed..................................................    (189)     (1,917)       (155)     (1,541)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   3,988    $ 40,691         (23)   $   (224)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  39,479    $402,545         546       5,629
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 242

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                   YEAR ENDED                YEAR ENDED
                                                                 MARCH 31, 2002            MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   19,140    $ 194,388       20,448    $ 202,560
  Issued in exchange for:
    Assets of Boatmen's Trust Company Intermediate
      Tax-Exempt Bond Fund (Note 8).........................       --           --       20,653      204,013
    Assets of Bank IV Kansas U.S. Tax Exempt Bond Fund (Note
      8)....................................................       --           --        2,481       24,319
    Assets of BCA High Grade Tax Exempt Bond Fund (Note
      8)....................................................       --           --       12,824      124,078
  Issued as reinvestment of dividends.......................       85          862           86          853
  Redeemed..................................................  (20,960)    (212,768)     (25,614)    (253,151)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,735)   $ (17,518)      30,878    $ 302,672
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,076    $  21,030          872    $   8,704
  Issued as reinvestment of dividends.......................       40          423           32          318
  Redeemed..................................................   (1,270)     (12,907)        (885)      (8,755)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      846    $   8,546           19    $     267
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      215    $   2,189            3    $      30
  Issued as reinvestment of dividends.......................        5           53            4           44
  Redeemed..................................................      (61)        (622)         (34)        (336)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      159    $   1,620          (27)   $    (262)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      261    $   2,668            2    $      21
  Issued as reinvestment of dividends.......................        3           32            2           17
  Redeemed..................................................     (116)      (1,170)          (7)         (70)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      148    $   1,530           (3)   $     (32)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................     (582)   $  (5,822)      30,867    $ 302,645
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             MUNICIPAL INCOME
                                                                   YEAR ENDED                YEAR ENDED
                                                                 MARCH 31, 2002            MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   15,205    $ 167,595       14,464    $ 157,002
  Issued in exchange for assets of Boatmen's Trust Company
    Tax Exempt Bond Fund (Note 8)...........................       --           --       30,910      319,789
  Issued as reinvestment of dividends.......................       38          424           34          368
  Redeemed..................................................  (20,093)    (221,779)     (17,964)    (194,301)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (4,850)   $ (53,760)      27,444    $ 282,858
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    7,190    $  79,183        5,113    $  55,544
  Issued as reinvestment of dividends.......................      126        1,392          108        1,169
  Redeemed..................................................   (6,095)     (67,366)      (5,119)     (55,775)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,221    $  13,209          102    $     938
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      177    $   1,955           59    $     645
  Issued as reinvestment of dividends.......................       18          197           17          186
  Redeemed..................................................     (156)      (1,721)         (97)      (1,058)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       39    $     431          (21)   $    (227)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       20    $     220            9    $      95
  Issued as reinvestment of dividends.......................        4           42            4           43
  Redeemed..................................................      (22)        (249)         (27)        (286)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................        2    $      13          (14)   $    (148)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (3,588)   $ (40,107)      27,511    $ 283,421
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 244

NATIONS FUNDS

                                                                      CALIFORNIA MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,210    $ 31,174       3,382    $ 24,631
  Issued as reinvestment of dividends.......................      18         132          17         125
  Redeemed..................................................  (1,287)     (9,526)     (1,434)    (10,511)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,941    $ 21,780       1,965    $ 14,245
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   8,737    $ 65,024       3,156    $ 23,416
  Issued as reinvestment of dividends.......................     540       3,997         590       4,331
  Redeemed..................................................  (9,303)    (69,166)     (5,829)    (42,720)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (26)   $   (145)     (2,083)   $(14,973)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     360    $  2,668         244    $  1,793
  Issued as reinvestment of dividends.......................      24         179          19         141
  Redeemed..................................................    (129)       (956)        (84)       (620)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     255    $  1,891         179    $  1,314
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     380    $  2,810         123    $    901
  Issued as reinvestment of dividends.......................       9          67           2          14
  Redeemed..................................................    (100)       (735)         (1)         (4)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     289    $  2,142         124    $    911
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   3,459    $ 25,668         185    $  1,497
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 21, 2002          MARCH 21, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,172    $ 44,624       6,568    $ 69,039
  Issued as reinvestment of dividends.......................       1          10           5          45
  Redeemed..................................................  (6,566)    (70,243)     (4,187)    (43,648)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (2,393)   $(25,609)      2,386    $ 25,436
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     768    $  8,208         302    $  3,169
  Issued as reinvestment of dividends.......................      13         136          24         251
  Redeemed..................................................    (470)     (5,007)       (767)     (8,021)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     311    $  3,337        (441)   $ (4,601)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     171    $  1,829          45    $    481
  Issued as reinvestment of dividends.......................      12         132          11         108
  Redeemed..................................................     (57)       (610)        (90)       (941)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     126    $  1,351         (34)   $   (352)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     276    $  2,961           5    $     52
  Issued as reinvestment of dividends.......................       1          11          --*          5
  Redeemed..................................................     (93)     (1,004)         (1)         (6)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     184    $  1,968           4    $     51
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,772)   $(18,953)      1,915    $ 20,534
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 246

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,052    $ 10,469       2,650    $ 25,710
  Issued as reinvestment of dividends.......................      10          99          11         110
  Redeemed..................................................  (2,636)    (26,255)     (1,739)    (16,785)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,574)   $(15,687)        922    $  9,035
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     848    $  8,447         162    $  1,571
  Issued as reinvestment of dividends.......................     170       1,700         185       1,800
  Redeemed..................................................  (1,084)    (10,826)     (1,024)     (9,917)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (66)   $   (679)       (677)   $ (6,546)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     179    $  1,789          85    $    826
  Issued as reinvestment of dividends.......................      22         216          22         212
  Redeemed..................................................    (222)     (2,217)       (367)     (3,549)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (21)   $   (212)       (260)   $ (2,511)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      23    $    231           5    $     48
  Issued as reinvestment of dividends.......................      --*          1          --*          1
  Redeemed..................................................      (1)        (13)         (1)        (10)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      22    $    219           4    $     39
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,639)   $(16,359)        (11)   $     17
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,350    $ 25,409       2,378    $ 25,106
  Issued as reinvestment of dividends.......................       1          14           1          12
  Redeemed..................................................  (1,596)    (17,293)     (2,246)    (23,542)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     755    $  8,130         133    $  1,576
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     539    $  5,844         156    $  1,665
  Issued as reinvestment of dividends.......................      40         432          42         441
  Redeemed..................................................    (479)     (5,186)       (372)     (3,917)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     100    $  1,090        (174)   $ (1,811)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      87    $    937          14    $    153
  Issued as reinvestment of dividends.......................       8          86           9          87
  Redeemed..................................................     (78)       (843)        (51)       (536)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      17    $    180         (28)   $   (296)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      67    $    733          --*   $     --*
  Issued as reinvestment of dividends.......................       3          33           3          28
  Redeemed..................................................     (11)       (114)         (5)        (50)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      59    $    652          (2)   $    (22)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     931    $ 10,052         (71)   $   (553)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 248

NATIONS FUNDS

                                                                       GEORGIA MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2002         MARCH 31, 2001
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    156     $ 1,567        638     $ 6,134
  Issued as reinvestment of dividends.......................     --*         --*        --*         --*
  Redeemed..................................................   (295)     (2,948)      (270)     (2,608)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................   (139)    $(1,381)       368     $ 3,526
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................    224     $ 2,223         67     $   662
  Issued as reinvestment of dividends.......................      7          72          8          81
  Redeemed..................................................   (292)     (2,893)       (91)       (896)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (61)    $  (598)       (16)    $  (153)
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................     25     $   255         24     $   227
  Issued as reinvestment of dividends.......................     18         189         21         207
  Redeemed..................................................   (209)     (2,090)      (208)     (2,028)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................   (166)    $(1,646)      (163)    $(1,594)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................     24     $   246        --*     $   --*
  Issued as reinvestment of dividends.......................    --*           1        --*           1
  Redeemed..................................................     (4)        (41)        (1)         (6)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     20     $   206         (1)    $    (5)
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................   (346)    $(3,419)       188     $ 1,774
                                                               ====     =======       ====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       KANSAS MUNICIPAL INCOME
                                                                  YEAR ENDED             PERIOD ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................     681    $  7,028      12,800    $ 10,035
  Issued in exchange for assets of Bank of America Common
    Trust Kansas Tax Exempt Fund (Note 8)...................                             121     118,623
  Issued as reinvestment of dividends.......................      16         160          13         130
  Redeemed..................................................  (1,766)    (18,158)     (2,166)    (22,067)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,069)   $(10,970)     10,768    $106,721
                                                              ======    ========      ======    ========
INVESTOR A SHARES:+
  Sold......................................................     392    $  4,029         220    $  2,210
  Issued as reinvestment of dividends.......................       4          47           2          22
  Redeemed..................................................    (152)     (1,574)       (160)     (1,630)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     244    $  2,502          62    $    602
                                                              ======    ========      ======    ========
INVESTOR B SHARES:+
  Sold......................................................       2    $     25          25    $    250
  Issued as reinvestment of dividends.......................       1           6           1           5
  Redeemed..................................................     (26)       (264)         --          --*
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (23)   $   (233)         26    $    255
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (848)   $ (8,701)     10,856    $107,578
                                                              ======    ========      ======    ========

---------------

+ Kansas Municipal Income Primary A, Investor A and Investor B Shares commenced operations on July 17, 2000, August 14, 2000 and August 29, 2000, respectively.

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 250

NATIONS FUNDS

                                                                 MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,415    $ 37,615       2,696    $ 28,779
  Issued as reinvestment of dividends.......................      14         153           9          96
  Redeemed..................................................  (3,710)    (40,787)     (2,495)    (26,799)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (281)   $ (3,019)        210    $  2,076
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     519    $  5,699         252    $  2,681
  Issued as reinvestment of dividends.......................      50         552          52         559
  Redeemed..................................................    (242)     (2,675)       (271)     (2,892)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     327    $  3,576          33    $    348
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     143    $  1,570          14    $    152
  Issued as reinvestment of dividends.......................      13         150          15         162
  Redeemed..................................................     (39)       (432)        (99)     (1,063)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     117    $  1,288         (70)   $   (749)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     109    $  1,199          10    $    113
  Issued as reinvestment of dividends.......................       2          23           1           9
  Redeemed..................................................      (4)        (44)        (15)       (168)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     107    $  1,178          (4)   $    (46)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     270    $  3,023         169    $  1,629
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      MARYLAND MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2002         MARCH 31, 2001
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    488     $ 4,932        508     $ 4,964
  Issued as reinvestment of dividends.......................     --*          4         --*          2
  Redeemed..................................................   (685)     (6,910)      (365)     (3,531)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................   (197)    $(1,974)       143     $ 1,435
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................    155     $ 1,572         90     $   884
  Issued as reinvestment of dividends.......................      7          75          8          75
  Redeemed..................................................   (115)     (1,183)       (19)       (184)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     47     $   464         79     $   775
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................    209     $ 2,123        200     $ 1,957
  Issued as reinvestment of dividends.......................     44         441         45         443
  Redeemed..................................................   (163)     (1,646)      (257)     (2,513)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     90     $   918        (12)    $  (113)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................     11     $   113          4     $    40
  Issued as reinvestment of dividends.......................      1          10          1           8
  Redeemed..................................................     --*         --*        --          --*
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     12     $   123          5     $    48
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................    (48)    $  (469)       215     $ 2,145
                                                               ====     =======       ====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 252

NATIONS FUNDS

                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,618    $ 27,760       2,754    $ 28,334
  Issued as reinvestment of dividends.......................      13         137          17         173
  Redeemed..................................................  (2,720)    (28,762)     (2,951)    (30,411)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (89)   $   (865)       (180)   $ (1,904)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     273    $  2,873         239    $  2,454
  Issued as reinvestment of dividends.......................      28         295          30         308
  Redeemed..................................................    (129)     (1,370)       (241)     (2,499)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     172    $  1,798          28    $    263
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     148    $  1,567          14    $    151
  Issued as reinvestment of dividends.......................      15         158          14         144
  Redeemed..................................................     (93)       (985)        (41)       (427)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      70    $    740         (13)   $   (132)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      64    $    680           2    $     15
  Issued as reinvestment of dividends.......................      --*          5          --*          3
  Redeemed..................................................      (2)        (20)         (3)        (29)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      62    $    665          (1)   $    (11)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     215    $  2,338        (166)   $ (1,784)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                  NORTH CAROLINA MUNICIPAL BOND
                                                                 YEAR ENDED           YEAR ENDED
                                                               MARCH 31, 2002       MARCH 31, 2001
                                                              -----------------    -----------------
                                                              SHARES    DOLLARS    SHARES    DOLLARS
                                                              --------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    423     $ 4,217      685     $ 6,614
  Issued as reinvestment of dividends.......................     --*         --*      --*         --*
  Redeemed..................................................   (370)     (3,690)    (355)     (3,397)
                                                               ----     -------     ----     -------
  Net increase/(decrease)...................................     53     $   527      330     $ 3,217
                                                               ====     =======     ====     =======
INVESTOR A SHARES:
  Sold......................................................    162     $ 1,620      131     $ 1,274
  Issued as reinvestment of dividends.......................     12         124        8          75
  Redeemed..................................................    (41)       (415)     (21)       (203)
                                                               ----     -------     ----     -------
  Net increase/(decrease)...................................    133     $ 1,329      118     $ 1,146
                                                               ====     =======     ====     =======
INVESTOR B SHARES:
  Sold......................................................     89     $   884       89     $   874
  Issued as reinvestment of dividends.......................     40         399       51         494
  Redeemed..................................................   (298)     (2,980)    (564)     (5,438)
                                                               ----     -------     ----     -------
  Net increase/(decrease)...................................   (169)    $(1,697)    (424)    $(4,070)
                                                               ====     =======     ====     =======
INVESTOR C SHARES:
  Sold......................................................     10     $   101        3     $    29
  Issued as reinvestment of dividends.......................      1           5       --*          2
  Redeemed..................................................     (6)        (57)      --          --*
                                                               ----     -------     ----     -------
  Net increase/(decrease)...................................      5     $    49        3     $    31
                                                               ====     =======     ====     =======
  Total net increase/(decrease).............................     22     $   208       27     $   324
                                                               ====     =======     ====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 254

NATIONS FUNDS

                                                              SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,137    $ 33,350       3,272    $ 33,974
  Issued as reinvestment of dividends.......................       7          82           8          80
  Redeemed..................................................  (3,825)    (40,691)     (2,787)    (28,918)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (681)   $ (7,259)        493    $  5,136
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     363    $  3,856         423    $  4,461
  Issued as reinvestment of dividends.......................      29         310          26         270
  Redeemed..................................................    (430)     (4,581)       (412)     (4,234)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (38)   $   (415)         37    $    497
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     109    $  1,161          15    $    160
  Issued as reinvestment of dividends.......................      16         172          16         161
  Redeemed..................................................     (49)       (521)        (77)       (798)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      76    $    812         (46)   $   (477)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     201    $  2,126          71    $    753
  Issued as reinvestment of dividends.......................       6          69           6          61
  Redeemed..................................................     (58)       (618)       (141)     (1,467)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     149    $  1,577         (64)   $   (653)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (494)   $ (5,285)        420    $  4,503
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                    SOUTH CAROLINA MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES     DOLLARS      SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................       26    $   268       2,356    $ 23,820
  Issued as reinvestment of dividends.......................       --*        --*          1           8
  Redeemed..................................................     (886)    (9,121)     (2,794)    (28,185)
                                                              -------    -------      ------    --------
  Net increase/(decrease)...................................     (860)   $(8,853)       (437)   $ (4,357)
                                                              =======    =======      ======    ========
INVESTOR A SHARES:
  Sold......................................................       73    $   750          66    $    674
  Issued as reinvestment of dividends.......................        4         39           4          36
  Redeemed..................................................      (79)      (818)        (60)       (608)
                                                              -------    -------      ------    --------
  Net increase/(decrease)...................................       (2)   $   (29)         10    $    102
                                                              =======    =======      ======    ========
INVESTOR B SHARES:
  Sold......................................................       42    $   431          31    $    306
  Issued as reinvestment of dividends.......................       19        193          22         217
  Redeemed..................................................     (156)    (1,615)       (164)     (1,621)
                                                              -------    -------      ------    --------
  Net increase/(decrease)...................................      (95)   $  (991)       (111)   $ (1,098)
                                                              =======    =======      ======    ========
INVESTOR C SHARES:
  Sold......................................................       59    $   618          --    $     --
  Issued as reinvestment of dividends.......................        1         11          --*          2
  Redeemed..................................................       --         --*         --          --
                                                              -------    -------      ------    --------
  Net increase/(decrease)...................................       60    $   629          --    $      2
                                                              =======    =======      ======    ========
  Total net increase/(decrease).............................     (897)   $(9,244)       (538)   $ (5,351)
                                                              =======    =======      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 256

NATIONS FUNDS

                                                               TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2002         MARCH 31, 2001
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    759     $ 7,881        462     $ 4,633
  Issued as reinvestment of dividends.......................      9          94         10         105
  Redeemed..................................................   (548)     (5,707)      (519)     (5,222)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    220     $ 2,268        (47)    $  (484)
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................    288     $ 2,991         49     $   486
  Issued as reinvestment of dividends.......................     28         292         30         307
  Redeemed..................................................   (113)     (1,169)       (99)     (1,000)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    203     $ 2,114        (20)    $  (207)
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................     10     $   106          1     $     5
  Issued as reinvestment of dividends.......................      3          35          4          42
  Redeemed..................................................    (21)       (223)       (45)       (446)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     (8)    $   (82)       (40)    $  (399)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................     31     $   323         --     $    --
  Issued as reinvestment of dividends.......................     --*          2         --*         --*
  Redeemed..................................................     --          --*        --          --*
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     31     $   325         --     $    --
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................    446     $ 4,625       (107)    $(1,090)
                                                               ====     =======       ====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      TENNESSEE MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2002         MARCH 31, 2001
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     22     $   225         91     $   896
  Issued as reinvestment of dividends.......................     --*         --*        --*         --*
  Redeemed..................................................    (73)       (755)      (158)     (1,530)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (51)    $  (530)       (67)    $  (634)
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................     31     $   322         74     $   724
  Issued as reinvestment of dividends.......................      1          15          2          17
  Redeemed..................................................    (41)       (425)       (50)       (480)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     (9)    $   (88)        26     $   261
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................     11     $   114         --*    $     2
  Issued as reinvestment of dividends.......................      8          85         12         116
  Redeemed..................................................    (95)       (976)       (62)       (609)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (76)    $  (777)       (50)    $  (491)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................     10     $   111          1     $     6
  Issued as reinvestment of dividends.......................      1           6          1           6
  Redeemed..................................................     --*         --*        --          --*
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     11     $   117          2     $    12
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................   (125)    $(1,278)       (89)    $  (852)
                                                               ====     =======       ====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 258

NATIONS FUNDS

                                                                  TEXAS INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,407    $ 24,835       2,653    $ 26,811
  Issued as reinvestment of dividends.......................       2          23           2          16
  Redeemed..................................................  (4,044)    (41,784)     (7,563)    (75,991)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,635)   $(16,926)     (4,908)   $(49,164)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     472    $  4,870         389    $  3,924
  Issued as reinvestment of dividends.......................       9          98           7          75
  Redeemed..................................................    (429)     (4,422)       (584)     (5,851)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      52    $    546        (188)   $ (1,852)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       2    $     26          15    $    159
  Issued as reinvestment of dividends.......................       6          59           6          60
  Redeemed..................................................     (17)       (177)        (14)       (150)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (9)   $    (92)          7    $     69
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       5    $     55          --    $     --
  Issued as reinvestment of dividends.......................      --*         --*         --*         --*
  Redeemed..................................................      --          --*         --          --*
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       5    $     55          --    $     --
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,587)   $(16,417)     (5,089)   $(50,947)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        TEXAS MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2002         MARCH 31, 2001
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    111     $ 1,103        140     $ 1,364
  Issued as reinvestment of dividends.......................     --*         --*        --*         --*
  Redeemed..................................................   (185)     (1,859)      (144)     (1,397)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (74)    $  (756)        (4)    $   (33)
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................     21     $   207         --*    $    --*
  Issued as reinvestment of dividends.......................     --*          3         --*          2
  Redeemed..................................................    (23)       (232)        (1)        (12)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     (2)    $   (22)        (1)    $   (10)
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................      8     $    79         14     $   133
  Issued as reinvestment of dividends.......................     10          99         12         115
  Redeemed..................................................    (63)       (633)       (97)       (944)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (45)    $  (455)       (71)    $  (696)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................      2     $    17         --     $    --
  Issued as reinvestment of dividends.......................     --*          1         --*          4
  Redeemed..................................................     (9)        (87)        --*         (1)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     (7)    $   (69)        --     $     3
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................   (128)    $(1,302)       (76)    $  (736)
                                                               ====     =======       ====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 260

NATIONS FUNDS

                                                                 VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2002          MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,889    $ 42,475       6,077    $ 64,610
  Issued as reinvestment of dividends.......................       9          98           8          84
  Redeemed..................................................  (5,038)    (54,978)     (4,706)    (50,317)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,140)   $(12,405)      1,379    $ 14,377
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     577    $  6,308         141    $  1,487
  Issued as reinvestment of dividends.......................     118       1,293         121       1,289
  Redeemed..................................................    (460)     (5,031)       (705)     (7,465)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     235    $  2,570        (443)   $ (4,689)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      73    $    799          17    $    186
  Issued as reinvestment of dividends.......................      20         216          21         225
  Redeemed..................................................     (72)       (780)        (91)       (966)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      21    $    235         (53)   $   (555)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      21    $    229          15    $    159
  Issued as reinvestment of dividends.......................       2          22           2          24
  Redeemed..................................................     (17)       (188)        (14)       (151)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       6    $     63           3    $     32
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (878)   $ (9,537)        886    $  9,165
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      VIRGINIA MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2002         MARCH 31, 2001
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    710     $ 6,949        581     $ 5,576
  Issued as reinvestment of dividends.......................     --          --         --          --
  Redeemed..................................................   (397)     (3,907)      (310)     (2,956)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    313     $ 3,042        271     $ 2,620
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................     90     $   889         58     $   551
  Issued as reinvestment of dividends.......................      4          44          2          17
  Redeemed..................................................    (44)       (432)       (18)       (170)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     50     $   501         42     $   398
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................     34     $   330         53     $   511
  Issued as reinvestment of dividends.......................     26         259         29         278
  Redeemed..................................................   (207)     (2,047)      (130)     (1,243)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................   (147)    $(1,458)       (48)    $  (454)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................     --*    $     1          5     $    50
  Issued as reinvestment of dividends.......................     --*          2         --*         --*
  Redeemed..................................................     --*         (1)        --          --*
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     --     $     2          5     $    50
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................    216     $ 2,087        270     $ 2,614
                                                               ====     =======       ====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 262

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.14         $0.34           $ 0.01            $0.35          $(0.36)
Year ended 3/31/2001#.....................     9.94          0.44             0.20             0.64           (0.44)
Year ended 3/31/2000#.....................    10.10          0.41            (0.16)            0.25           (0.41)
Year ended 3/31/1999#.....................    10.05          0.41             0.05             0.46           (0.41)
Year ended 3/31/1998......................     9.95          0.42             0.10             0.52           (0.42)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.14         $0.30           $ 0.03            $0.33          $(0.34)
Year ended 3/31/2001#.....................     9.94          0.41             0.21             0.62           (0.42)
Year ended 3/31/2000#.....................    10.10          0.39            (0.16)            0.23           (0.39)
Year ended 3/31/1999#.....................    10.05          0.39             0.05             0.44           (0.39)
Year ended 3/31/1998......................     9.95          0.40             0.10             0.50           (0.40)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.14         $0.27           $(0.02)           $0.25          $(0.26)
Year ended 3/31/2001#.....................     9.94          0.34             0.20             0.54           (0.34)
Year ended 3/31/2000#.....................    10.10          0.36            (0.16)            0.20           (0.36)
Year ended 3/31/1999#.....................    10.05          0.38             0.05             0.43           (0.38)
Year ended 3/31/1998......................     9.95          0.39             0.10             0.49           (0.39)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.14         $0.19           $ 0.06            $0.25          $(0.26)
Year ended 3/31/2001#.....................     9.94          0.34             0.20             0.54           (0.34)
Year ended 3/31/2000#.....................    10.10          0.32            (0.16)            0.16           (0.32)
Year ended 3/31/1999#.....................    10.05          0.40             0.02             0.42           (0.37)
Year ended 3/31/1998......................     9.95          0.39             0.10             0.49           (0.39)

---------------

 * Effective April 1, 2001, the Short-Term Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.33% to 3.37%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.08% to 3.12%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 264

NATIONS FUNDS

                                                                                           WITHOUT WAIVERS
                                                                                           AND/OR EXPENSE
                                                                                           REIMBURSEMENTS-
                                                  RATIO OF     RATIO OF NET                   RATIO OF
                                  NET ASSETS      OPERATING     INVESTMENT                    OPERATING
  NET ASSET                         END OF       EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
    VALUE           TOTAL           PERIOD       AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD      RETURN++          (000)         ASSETS       NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------

   $10.13            3.54%         $364,372         0.40%(a)        3.37%          12%          0.63%
    10.14            6.61           105,004         0.40(a)         4.41           38           0.66
     9.94            2.58            94,393         0.40(a)         4.16           90           0.77
    10.10            4.71            79,002         0.40(a)         4.11           53           0.80
    10.05            5.33            70,740         0.40(a)         4.17           94           0.77

   $10.13            3.27%         $125,262         0.65%(a)        3.12%          12%          0.88%
    10.14            6.34            23,613         0.65(a)         4.16           38           0.91
     9.94            2.35            22,415         0.63(a)         3.93           90           1.02
    10.10            4.50            35,805         0.60(a)         3.91           53           1.05
    10.05            5.12            23,580         0.60(a)         3.97           94           0.97

   $10.13            2.51%         $  1,884         1.40%(a)        2.37%          12%          1.63%
    10.14            5.56             3,463         1.40(a)         3.41           38           1.66
     9.94            1.99             7,030         0.94(a)         3.62           90           1.77
    10.10            4.34            13,931         0.75(a)         3.76           53           1.80
    10.05            4.96            13,753         0.75(a)         3.82           94           1.12

   $10.13            2.47%         $ 41,822         1.40%(a)        2.37%          12%          1.63%
    10.14            5.55             1,417         1.40(a)         3.41           38           1.66
     9.94            1.57             1,616         1.40(a)         3.16           90           1.77
    10.10            4.29             2,583         0.83(a)         3.68           53           1.80
    10.05            4.99             1,388         0.75(a)         3.82           94           1.12

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.15         $0.47           $(0.15)          $ 0.32          $(0.47)
Year ended 3/31/2001......................     9.78          0.47             0.37             0.84           (0.47)
Year ended 3/31/2000#.....................    10.30          0.47            (0.50)           (0.03)          (0.47)
Year ended 3/31/1999......................    10.30          0.47             0.07             0.54           (0.47)
Year ended 3/31/1998......................    10.01          0.48             0.33             0.81           (0.48)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.15         $0.45           $(0.16)          $ 0.29          $(0.44)
Year ended 3/31/2001......................     9.78          0.46             0.36             0.82           (0.45)
Year ended 3/31/2000#.....................    10.30          0.45            (0.50)           (0.05)          (0.45)
Year ended 3/31/1999......................    10.30          0.45             0.07             0.52           (0.45)
Year ended 3/31/1998......................    10.01          0.46             0.33             0.79           (0.46)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.15         $0.36           $(0.14)          $ 0.22          $(0.37)
Year ended 3/31/2001......................     9.78          0.37             0.37             0.74           (0.37)
Year ended 3/31/2000#.....................    10.30          0.38            (0.50)           (0.12)          (0.38)
Year ended 3/31/1999......................    10.30          0.39             0.07             0.46           (0.39)
Year ended 3/31/1998......................    10.01          0.41             0.33             0.74           (0.41)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.16         $0.35           $(0.14)          $ 0.21          $(0.37)
Year ended 3/31/2001......................     9.78          0.37             0.38             0.75           (0.37)
Year ended 3/31/2000#.....................    10.30          0.38            (0.50)           (0.12)          (0.38)
Year ended 3/31/1999......................    10.30          0.40             0.09             0.49           (0.42)
Year ended 3/31/1998......................    10.01          0.42             0.33             0.75           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
Year ended 3/31/1998......................      (0.04)
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
Year ended 3/31/1998......................      (0.04)
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
Year ended 3/31/1998......................      (0.04)
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
Year ended 3/31/1998......................      (0.04)

---------------

 * Effective April 1, 2001, the Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.53% to 4.61%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.28% to 4.36%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.53% to 3.61%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.53% to 3.61%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 266

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                              RATIO OF     RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET                     NET ASSETS      OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                         END OF       EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF         TOTAL           PERIOD       AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD        RETURN++          (000)         ASSETS       NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------

   $(0.47)       $10.00          3.17%        $1,160,559        0.50%(a)        4.61%         14%           0.68%
    (0.47)        10.15          8.81          1,196,121        0.50(a)         4.73          17            0.68
    (0.49)         9.78         (0.27)           849,966        0.50(a)         4.75          30            0.70
    (0.54)        10.30          5.33            918,367        0.50(a)         4.55          40            0.68
    (0.52)        10.30          8.20            867,154        0.50(a)         4.65          47            0.74

   $(0.44)       $10.00          2.91%        $   28,868        0.75%(a)        4.36%         14%           0.93%
    (0.45)        10.15          8.54             20,728        0.75(a)         4.48          17            0.93
    (0.47)         9.78         (0.49)            19,782        0.73(a)         4.52          30            0.95
    (0.52)        10.30          5.12             16,149        0.70(a)         4.35          40            0.93
    (0.50)        10.30          7.99              6,487        0.70(a)         4.45          47            0.94

   $(0.37)       $10.00          2.14%        $    4,110        1.50%(a)        3.61%         14%           1.68%
    (0.37)        10.15          7.74              2,563        1.50(a)         3.73          17            1.68
    (0.40)         9.78         (1.18)             2,733        1.42(a)         3.83          30            1.70
    (0.46)        10.30          4.49              2,556        1.30(a)         3.75          40            1.68
    (0.45)        10.30          7.50              2,023        1.20(a)         3.95          47            1.44

   $(0.37)       $10.00          2.03%        $    2,006        1.50%(a)        3.61%         14%           1.68%
    (0.37)        10.16          7.84                528        1.50(a)         3.73          17            1.68
    (0.40)         9.78         (1.19)               539        1.50(a)         3.75          30            1.70
    (0.49)        10.30          4.80              1,511        1.21(a)         3.84          40            1.68
    (0.46)        10.30          7.62              1,590        1.20(a)         3.95          47            1.44

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.

                                            NET ASSET                       NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE           NET          AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING      INVESTMENT      GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD    INCOME/(LOSS)      INVESTMENTS     FROM OPERATIONS     INCOME
                                            ----------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $11.14          $0.55             $(0.31)           $0.24          $(0.55)
Year ended 3/31/2001#.....................    10.69           0.56               0.45             1.01           (0.56)
Year ended 3/31/2000#.....................    11.48           0.54              (0.78)           (0.24)          (0.54)
Year ended 3/31/1999......................    11.46           0.54               0.07             0.61           (0.54)
Year ended 3/31/1998......................    10.89           0.57               0.62             1.19           (0.57)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $11.14          $0.53             $(0.31)           $0.22          $(0.53)
Year ended 3/31/2001#.....................    10.68           0.53               0.46             0.99           (0.53)
Year ended 3/31/2000#.....................    11.48           0.52              (0.79)           (0.27)          (0.52)
Year ended 3/31/1999......................    11.46           0.52               0.07             0.59           (0.52)
Year ended 3/31/1998......................    10.89           0.54               0.62             1.16           (0.54)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $11.13          $0.44             $(0.30)           $0.14          $(0.44)
Year ended 3/31/2001#.....................    10.69           0.45               0.44             0.89           (0.45)
Year ended 3/31/2000#.....................    11.48           0.44              (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46           0.44               0.08             0.52           (0.45)
Year ended 3/31/1998......................    10.89           0.48               0.62             1.10           (0.48)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $11.14          $0.44             $(0.30)           $0.14          $(0.44)
Year ended 3/31/2001#.....................    10.69           0.45               0.45             0.90           (0.45)
Year ended 3/31/2000#.....................    11.48           0.44              (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46           0.46               0.07             0.53           (0.46)
Year ended 3/31/1998......................    10.89           0.49               0.62             1.11           (0.49)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)

---------------

 *Effective April 1, 2001, the Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

    Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.95% to 5.01%.

    Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.70% to 4.76%.

    Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

    Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

  Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 #Per share net investment income has been calculated using the monthly average shares method.

(a)
  The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 268

NATIONS FUNDS

                                                                                              WITHOUT WAIVERS
                                                                                              AND/OR EXPENSE
                                                                                              REIMBURSEMENTS
                                                                                              ---------------
                                                     RATIO OF     RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------

   $(0.55)       $10.83       2.21%     $805,149       0.60%(a)       5.01%          13%           0.79%
    (0.56)        11.14       9.80       881,611       0.60(a)        5.13           18            0.79
    (0.55)        10.69      (2.08)      552,650       0.60(a)        4.99           36            0.82
    (0.59)        11.48       5.42       635,629       0.60(a)        4.71           11            0.80
    (0.62)        11.46      11.12       456,485       0.60(a)        4.97           38            0.84

   $(0.53)       $10.83       1.95%     $ 50,765       0.85%(a)       4.76%          13%           1.04%
    (0.53)        11.14       9.55        38,591       0.83(a)        4.90           18            1.04
    (0.53)        10.68      (2.28)       35,937       0.83(a)        4.76           36            1.07
    (0.57)        11.48       5.21        28,625       0.80(a)        4.51           11            1.05
    (0.59)        11.46      10.89        19,226       0.80(a)        4.77           38            1.04

   $(0.44)       $10.83       1.28%     $  9,116       1.60%(a)       4.01%          13%           1.79%
    (0.45)        11.13       8.62         8,930       1.60(a)        4.13           18            1.79
    (0.45)        10.69      (2.99)        8,795       1.53(a)        4.06           36            1.82
    (0.50)        11.48       4.53        13,810       1.45(a)        3.86           11            1.80
    (0.53)        11.46      10.23        15,383       1.42(a)        4.15           38            1.66

   $(0.44)       $10.84       1.28%     $  1,294       1.60%(a)       4.01%          13%           1.79%
    (0.45)        11.14       8.71         1,318       1.60(a)        4.13           18            1.79
    (0.45)        10.69      (3.03)        1,418       1.60(a)        3.99           36            1.82
    (0.51)        11.48       4.64         2,150       1.36(a)        3.95           11            1.80
    (0.54)        11.46      10.37         2,444       1.33(a)        4.24           38            1.57

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                       NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE           NET          AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING      INVESTMENT      GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD    INCOME/(LOSS)      INVESTMENTS     FROM OPERATIONS     INCOME
                                            ----------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................    $7.45          $0.35             $(0.14)           $0.21          $(0.35)
Year ended 3/31/2001#.....................     7.13           0.37               0.33             0.70           (0.36)
Period ended 3/31/2000***.................     7.51           0.30              (0.36)           (0.06)          (0.30)
INVESTOR A SHARES**
Year ended 3/31/2002*#....................    $7.47          $0.33             $(0.15)           $0.18          $(0.33)
Year ended 3/31/2001#.....................     7.14           0.35               0.34             0.69           (0.34)
Period ended 3/31/2000....................     7.50           0.31              (0.34)           (0.03)          (0.31)
Period ended 5/14/1999....................     7.60           0.07              (0.10)           (0.03)          (0.07)
Year ended 2/28/1999......................     7.64           0.34               0.10             0.44           (0.34)
Year ended 2/28/1998......................     7.35           0.35               0.29             0.64           (0.35)
Year ended 2/28/1997***...................     7.45           0.36              (0.05)            0.31           (0.36)
INVESTOR B SHARES**
Year ended 3/31/2002*#....................    $7.47          $0.27             $(0.14)           $0.13          $(0.28)
Year ended 3/31/2001#.....................     7.14           0.30               0.34             0.64           (0.29)
Period ended 3/31/2000....................     7.51           0.27              (0.35)           (0.08)          (0.27)
Period ended 5/14/1999....................     7.61           0.06              (0.10)           (0.04)          (0.06)
Period ended 2/28/1999****................     7.61           0.16               0.14             0.30           (0.16)
INVESTOR C SHARES
Year ended 3/31/2002*#....................    $7.44          $0.27             $(0.13)           $0.14          $(0.28)
Year ended 3/31/2001#.....................     7.12           0.30               0.33             0.63           (0.29)
Period ended 3/31/2000****................     7.31           0.19              (0.17)            0.02           (0.19)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $(0.03)
Year ended 3/31/2001#.....................      (0.02)
Period ended 3/31/2000***.................      (0.02)
INVESTOR A SHARES**
Year ended 3/31/2002*#....................     $(0.03)
Year ended 3/31/2001#.....................      (0.02)
Period ended 3/31/2000....................      (0.02)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (0.14)
Year ended 2/28/1998......................         --
Year ended 2/28/1997***...................      (0.05)
INVESTOR B SHARES**
Year ended 3/31/2002*#....................     $(0.03)
Year ended 3/31/2001#.....................      (0.02)
Period ended 3/31/2000....................      (0.02)
Period ended 5/14/1999....................         --
Period ended 2/28/1999****................      (0.14)
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $(0.03)
Year ended 3/31/2001#.....................      (0.02)
Period ended 3/31/2000****................      (0.02)

---------------

 * Effective April 1, 2001, the California Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.69% to 4.71%.
     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.44% to 4.46%.
     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.69% to 3.71%.
     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.69% to 3.71%.
   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 **The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund A and B Shares, which were reorganized into the California Municipal Bond Investor A and Investor B Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.

***As of July 22, 1996, the Fund designated the existing series of shares as "A"
   Shares.

****
   California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 29, 1999, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

(b)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 270

NATIONS FUNDS

                                                                                               WITHOUT WAIVERS
                                                                                               AND/OR EXPENSE
                                                                                               REIMBURSEMENTS
                                                                                               ---------------
                                                     RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING      INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD       AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS      NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------

   $(0.38)        $7.28       2.85%     $ 57,803       0.60%           4.71%           8%           0.85%
    (0.38)         7.45      10.05        37,285       0.60(a)         5.04           20            0.82
    (0.32)         7.13      (0.66)       21,654       0.60+(a)        4.70+          34            0.79+

   $(0.36)        $7.29       2.45%     $145,567       0.85%           4.46%           8%           1.10%
    (0.36)         7.47       9.93       149,282       0.83(a)         4.81           20            1.07
    (0.33)         7.14      (0.46)      157,672       0.80+(a)        4.50+          34            1.04+
    (0.07)         7.50      (0.42)      206,000       0.93+           4.40+           1            0.96+
    (0.48)         7.60       5.94       219,000       0.93            4.42           42            0.93
    (0.35)         7.64       9.18       214,000       0.90(b)         4.74           28            1.06(b)
    (0.41)         7.35       4.29       221,000       0.90(b)         4.88           34            1.10(b)

   $(0.31)        $7.29       1.68%     $  7,458       1.60%           3.71%           8%           1.85%
    (0.31)         7.47       9.15         5,729       1.55(a)         4.09           20            1.82
    (0.29)         7.14      (1.16)        4,206       1.45+(a)        3.85+          34            1.79+
    (0.06)         7.51      (0.57)        3,000       1.66+           3.63+           1            1.69+
    (0.30)         7.61       4.09         2,000       1.70+(b)        3.67+          42            1.71+(b)

   $(0.31)        $7.27       1.82%     $  3,265       1.60%           3.71%           8%           1.85%
    (0.31)         7.44       8.97         1,191       1.60(a)         4.04           20            1.82
    (0.21)         7.12       0.30           258       1.60+(a)        3.70+          34            1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                            NET ASSET                    NET REALIZED     NET INCREASE/      DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE    INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS      INCOME
                                            ----------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.70         $0.50           $(0.15)          $ 0.35           $(0.50)
Year ended 3/31/2001......................    10.34          0.50             0.37             0.87            (0.51)
Year ended 3/31/2000#.....................    10.79          0.50            (0.45)            0.05            (0.50)
Year ended 3/31/1999......................    10.77          0.50             0.02             0.52            (0.50)
Year ended 3/31/1998......................    10.40          0.50             0.37             0.87            (0.50)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.69         $0.47           $(0.15)          $ 0.32           $(0.47)
Year ended 3/31/2001......................    10.33          0.48             0.36             0.84            (0.48)
Year ended 3/31/2000#.....................    10.79          0.48            (0.46)            0.02            (0.48)
Year ended 3/31/1999......................    10.77          0.48             0.02             0.50            (0.48)
Year ended 3/31/1998......................    10.40          0.48             0.37             0.85            (0.48)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.70         $0.39           $(0.15)          $ 0.24           $(0.39)
Year ended 3/31/2001......................    10.34          0.40             0.36             0.76            (0.40)
Year ended 3/31/2000#.....................    10.79          0.41            (0.45)           (0.04)           (0.41)
Year ended 3/31/1999......................    10.77          0.42             0.02             0.44            (0.42)
Year ended 3/31/1998......................    10.40          0.43             0.37             0.80            (0.43)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.72         $0.31           $(0.08)          $ 0.23           $(0.39)
Year ended 3/31/2001......................    10.36          0.40             0.36             0.76            (0.40)
Year ended 3/31/2000#.....................    10.79          0.40            (0.43)           (0.03)           (0.40)
Year ended 3/31/1999......................    10.77          0.41             0.03             0.44            (0.42)
Year ended 3/31/1998#.....................    10.40          0.43             0.37             0.80            (0.43)

---------------

 * Effective April 1, 2001, the Florida Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 272

NATIONS FUNDS

                                                                                      WITHOUT WAIVERS
                                                                                      AND/OR EXPENSE
                                                                                      REIMBURSEMENTS
                                                                                      ---------------
                                            RATIO OF        RATIO OF                     RATIO OF
                            NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                   END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE        TOTAL        PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++       (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------

   $10.55         3.28%      $211,928         0.50%(a)        4.65%          15%           0.73%
    10.70         8.59        240,441         0.50(a)         4.82            6            0.71
    10.34         0.54        207,704         0.50(a)         4.80           12            0.74
    10.79         4.95        234,530         0.50            4.65           14            0.72
    10.77         8.55        203,710         0.50(a)         4.74           13            0.76

   $10.54         3.03%      $  8,530         0.75%(a)        4.40%          15%           0.98%
    10.69         8.33          5,319         0.75(a)         4.57            6            0.96
    10.33         0.22          9,695         0.73(a)         4.57           12            0.99
    10.79         4.74         12,783         0.70            4.45           14            0.97
    10.77         8.34          7,205         0.70(a)         4.54           13            0.96

   $10.55         2.26%      $  5,700         1.50%(a)        3.65%          15%           1.73%
    10.70         7.52          4,429         1.50(a)         3.82            6            1.71
    10.34        (0.38)         4,639         1.41(a)         3.89           12            1.74
    10.79         4.11          5,090         1.30            3.85           14            1.72
    10.77         7.80          3,606         1.20(a)         4.04           13            1.46

   $10.56         2.12%      $  2,116         1.50%(a)        3.65%          15%           1.73%
    10.72         7.49            172         1.50(a)         3.82            6            1.71
    10.36        (0.26)           117         1.50(a)         3.80           12            1.74
    10.79         4.10          1,416         1.36            3.79           14            1.72
    10.77         7.80            188         1.20(a)         4.04           13            1.46

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                            NET ASSET                    NET REALIZED     NET INCREASE/      DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE    INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS      INCOME
                                            ----------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................    $9.98         $0.47           $(0.12)          $ 0.35           $(0.47)
Year ended 3/31/2001......................     9.53          0.48             0.46             0.94            (0.48)
Year ended 3/31/2000......................     9.99          0.48            (0.46)            0.02            (0.48)
Year ended 3/31/1999......................     9.99          0.48             0.00             0.48            (0.48)
Year ended 3/31/1998......................     9.48          0.48             0.51             0.99            (0.48)
INVESTOR A SHARES
Year ended 3/31/2002*#....................    $9.98         $0.45           $(0.12)          $ 0.33           $(0.45)
Year ended 3/31/2001......................     9.53          0.45             0.46             0.91            (0.45)
Year ended 3/31/2000......................     9.99          0.46            (0.46)              --            (0.46)
Year ended 3/31/1999......................     9.99          0.46             0.00             0.46            (0.46)
Year ended 3/31/1998......................     9.48          0.46             0.51             0.97            (0.46)
INVESTOR B SHARES
Year ended 3/31/2002*#....................    $9.98         $0.37           $(0.12)          $ 0.25           $(0.37)
Year ended 3/31/2001......................     9.53          0.38             0.46             0.84            (0.38)
Year ended 3/31/2000......................     9.99          0.39            (0.46)           (0.07)           (0.39)
Year ended 3/31/1999......................     9.99          0.40             0.00             0.40            (0.40)
Year ended 3/31/1998......................     9.48          0.40             0.51             0.91            (0.40)
INVESTOR C SHARES
Year ended 3/31/2002*#....................    $9.97         $0.36           $(0.11)          $ 0.25           $(0.37)
Year ended 3/31/2001......................     9.53          0.37             0.46             0.83            (0.38)
Year ended 3/31/2000......................     9.99          0.38            (0.46)           (0.08)           (0.38)
Year ended 3/31/1999#.....................     9.99          0.37             0.03             0.40            (0.40)
Year ended 3/31/1998#.....................     9.48          0.41             0.51             0.92            (0.41)

---------------

 * Effective April 1, 2001, the Florida Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.71% to 4.76%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.46% to 4.51%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.71% to 3.76%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.71% to 3.76%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 274

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                     RATIO OF                                 ---------------
                                                                     OPERATING    RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS   EXPENSES TO    INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF       AVERAGE     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD         NET        TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

   $(0.05)         $(0.52)        $9.81       3.55%     $75,300        0.60%(a)       4.76%           5%           0.87%
    (0.01)          (0.49)         9.98      10.13       92,327        0.60(a)        4.93            7            0.83
       --           (0.48)         9.53       0.26       79,335        0.60(a)        4.98           18            0.86
       --           (0.48)         9.99       4.90       77,197        0.60(a)        4.80           16            0.85
       --           (0.48)         9.99      10.60       27,378        0.60(a)        4.85           19            0.90

   $(0.05)         $(0.50)        $9.81       3.29%     $43,619        0.85%(a)       4.51%           5%           1.12%
    (0.01)          (0.46)         9.98       9.86       45,034        0.85(a)        4.68            7            1.08
       --           (0.46)         9.53       0.04       49,439        0.83(a)        4.75           18            1.11
       --           (0.46)         9.99       4.69       65,373        0.80(a)        4.60           16            1.10
       --           (0.46)         9.99      10.38        2,027        0.80(a)        4.65           19            1.10

   $(0.05)         $(0.42)        $9.81       2.52%     $10,419        1.60%(a)       3.76%           5%           1.87%
    (0.01)          (0.39)         9.98       9.05       10,811        1.60(a)        3.93            7            1.83
       --           (0.39)         9.53      (0.67)      12,802        1.53(a)        4.05           18            1.86
       --           (0.40)         9.99       4.01       15,435        1.45(a)        3.95           16            1.85
       --           (0.40)         9.99       9.71       17,048        1.42(a)        4.03           19            1.72

   $(0.05)         $(0.42)        $9.80       2.51%     $   278        1.60%(a)       3.76%           5%           1.87%
    (0.01)          (0.39)         9.97       8.92           64        1.60(a)        3.93            7            1.83
       --           (0.38)         9.53      (0.73)          23        1.60(a)        3.98           18            1.86
       --           (0.40)         9.99       4.01           23        1.53(a)        3.87           16            1.85
       --           (0.41)         9.99       9.83            3        1.33(a)        4.12           19            1.63

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.82         $0.50           $(0.13)          $ 0.37          $(0.50)
Year ended 3/31/2001......................    10.42          0.51             0.40             0.91           (0.51)
Year ended 3/31/2000......................    10.94          0.50            (0.51)           (0.01)          (0.50)
Year ended 3/31/1999......................    10.92          0.49             0.07             0.56           (0.50)
Year ended 3/31/1998......................    10.58          0.49             0.38             0.87           (0.49)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.82         $0.48           $(0.13)          $ 0.35          $(0.48)
Year ended 3/31/2001......................    10.42          0.48             0.40             0.88           (0.48)
Year ended 3/31/2000......................    10.94          0.48            (0.52)           (0.04)          (0.47)
Year ended 3/31/1999......................    10.92          0.47             0.06             0.53           (0.47)
Year ended 3/31/1998......................    10.58          0.47             0.38             0.85           (0.47)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.82         $0.39           $(0.12)          $ 0.27          $(0.40)
Year ended 3/31/2001......................    10.42          0.40             0.40             0.80           (0.40)
Year ended 3/31/2000......................    10.94          0.40            (0.51)           (0.11)          (0.40)
Year ended 3/31/1999......................    10.92          0.41             0.06             0.47           (0.41)
Year ended 3/31/1998......................    10.58          0.42             0.38             0.80           (0.42)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.82         $0.39           $(0.12)          $ 0.27          $(0.40)
Year ended 3/31/2001......................    10.42          0.40             0.40             0.80           (0.40)
Year ended 3/31/2000......................    10.94          0.39            (0.51)           (0.12)          (0.39)
Year ended 3/31/1999......................    10.92          0.41             0.05             0.46           (0.40)
Year ended 3/31/1998#.....................    10.58          0.42             0.38             0.80           (0.42)

---------------

 * Effective April 1, 2001, the Georgia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 276

NATIONS FUNDS


                                                                              RATIO OF     RATIO OF NET
DISTRIBUTIONS       TOTAL       NET ASSET                     NET ASSETS      OPERATING     INVESTMENT
  FROM NET        DIVIDENDS       VALUE                         END OF       EXPENSES TO   INCOME/(LOSS)   PORTFOLIO
  REALIZED           AND         END OF         TOTAL           PERIOD       AVERAGE NET    TO AVERAGE     TURNOVER
    GAINS       DISTRIBUTIONS    PERIOD        RETURN++          (000)         ASSETS       NET ASSETS       RATE
--------------------------------------------------------------------------------------------------------------------

   $   --          $(0.50)       $10.69          3.50%         $134,638         0.50%(a)       4.65%            6%
       --           (0.51)        10.82          8.93           128,158         0.50(a)        4.80            10
    (0.01)          (0.51)        10.42         (0.02)          121,948         0.50(a)        4.69            28
    (0.04)          (0.54)        10.94          5.20           132,016         0.50           4.51            14
    (0.04)          (0.53)        10.92          8.45           125,654         0.50           4.54            25

   $   --          $(0.48)       $10.69          3.24%         $ 12,791         0.75%(a)       4.40%            6%
       --           (0.48)        10.82          8.66            11,872         0.75(a)        4.55            10
    (0.01)          (0.48)        10.42         (0.27)           13,244         0.73(a)        4.46            28
    (0.04)          (0.51)        10.94          4.99            19,674         0.70           4.31            14
    (0.04)          (0.51)        10.92          8.24             9,446         0.70           4.34            25

   $   --          $(0.40)       $10.69          2.47%         $  6,865         1.50%(a)       3.65%            6%
       --           (0.40)        10.82          7.85             6,773         1.50(a)        3.80            10
    (0.01)          (0.41)        10.42         (0.96)            6,812         1.41(a)        3.78            28
    (0.04)          (0.45)        10.94          4.37             8,310         1.30           3.71            14
    (0.04)          (0.46)        10.92          7.70             7,378         1.20           3.84            25

   $   --          $(0.40)       $10.69          2.46%         $  1,400         1.50%(a)       3.65%            6%
       --           (0.40)        10.82          7.96               770         1.50(a)        3.80            10
    (0.01)          (0.40)        10.42         (1.13)              764         1.50(a)        3.69            28
    (0.04)          (0.44)        10.94          4.35               886         1.31           3.70            14
    (0.04)          (0.46)        10.92          7.70             1,034         1.20           3.84            25

               WITHOUT WAIVERS
               AND/OR EXPENSE
               REIMBURSEMENTS
               ---------------
                  RATIO OF
DISTRIBUTIONS     OPERATING
  FROM NET       EXPENSES TO
  REALIZED         AVERAGE
    GAINS        NET ASSETS
-------------  ---------------

   $   --           0.76%
       --           0.73
    (0.01)          0.78
    (0.04)          0.73
    (0.04)          0.75

   $   --           1.01%
       --           0.98
    (0.01)          1.03
    (0.04)          0.98
    (0.04)          0.95

   $   --           1.76%
       --           1.73
    (0.01)          1.78
    (0.04)          1.73
    (0.04)          1.45

   $   --           1.76%
       --           1.73
    (0.01)          1.78
    (0.04)          1.73
    (0.04)          1.45

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.02         $0.48           $(0.18)          $ 0.30          $(0.48)
Year ended 3/31/2001#.....................     9.53          0.47             0.49             0.96           (0.47)
Year ended 3/31/2000......................    10.12          0.46            (0.59)           (0.13)          (0.46)
Year ended 3/31/1999......................    10.00          0.46             0.12             0.58           (0.46)
Year ended 3/31/1998......................     9.50          0.47             0.50             0.97           (0.47)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.02         $0.46           $(0.20)          $ 0.26          $(0.45)
Year ended 3/31/2001#.....................     9.53          0.44             0.50             0.94           (0.45)
Year ended 3/31/2000......................    10.12          0.43            (0.59)           (0.16)          (0.43)
Year ended 3/31/1999......................    10.00          0.44             0.12             0.56           (0.44)
Year ended 3/31/1998......................     9.50          0.45             0.50             0.95           (0.45)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.02         $0.38           $(0.18)          $ 0.20          $(0.38)
Year ended 3/31/2001#.....................     9.53          0.38             0.49             0.87           (0.38)
Year ended 3/31/2000......................    10.12          0.37            (0.59)           (0.22)          (0.37)
Year ended 3/31/1999......................    10.00          0.37             0.12             0.49           (0.37)
Year ended 3/31/1998......................     9.50          0.39             0.50             0.89           (0.39)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.02         $0.36           $(0.16)          $ 0.20          $(0.38)
Year ended 3/31/2001#.....................     9.53          0.38             0.49             0.87           (0.38)
Year ended 3/31/2000......................    10.12          0.36            (0.59)           (0.23)          (0.36)
Year ended 3/31/1999......................    10.00          0.37             0.12             0.49           (0.37)
Year ended 3/31/1998#.....................     9.50          0.40             0.50             0.90           (0.40)

---------------

 * Effective April 1, 2001, the Georgia Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.72% to 4.77%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.47% to 4.52%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.72% to 3.77%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.72% to 3.77%.

    Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 278

NATIONS FUNDS

                                                                                           WITHOUT WAIVERS
                                                                                           AND/OR EXPENSE
                                                                                           REIMBURSEMENTS
                                                                                           ---------------
                                                  RATIO OF     RATIO OF NET                   RATIO OF
                                  NET ASSETS      OPERATING     INVESTMENT                    OPERATING
  NET ASSET                         END OF       EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
    VALUE           TOTAL           PERIOD       AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD      RETURN++          (000)         ASSETS       NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------

   $ 9.84            2.98%          $15,730         0.60%(a)       4.77%          28%           1.28%
    10.02           10.38            17,408         0.60(a)        4.87           11            1.08
     9.53           (1.27)           13,064         0.60           4.74           50            1.38
    10.12            5.89             9,719         0.60           4.53           17            1.18
    10.00           10.43             8,138         0.60(a)        4.82           30            1.02

   $ 9.83            2.62%          $ 1,165         0.85%(a)       4.52%          28%           1.53%
    10.02           10.11             1,789         0.85(a)        4.62           11            1.33
     9.53           (1.50)            1,853         0.83           4.51           50            1.63
    10.12            5.68             2,611         0.80           4.33           17            1.43
    10.00           10.22               483         0.80(a)        4.62           30            1.22

   $ 9.84            1.96%          $ 7,394         1.60%(a)       3.77%          28%           2.28%
    10.02            9.29             9,178         1.60(a)        3.87           11            2.08
     9.53           (2.19)           10,285         1.54           3.80           50            2.38
    10.12            5.00            11,348         1.45           3.68           17            2.18
    10.00            9.54            10,052         1.42(a)        4.00           30            1.84

   $ 9.84            1.96%          $   257         1.60%(a)       3.77%          28%           2.28%
    10.02            9.29                58         1.60(a)        3.87           11            2.08
     9.53           (2.29)               60         1.60           3.74           50            2.38
    10.12            4.97                 3         1.49           3.64           17            2.18
    10.00            9.64                27         1.33(a)        4.09           30            1.75

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.33         $0.45           $(0.16)           $0.29          $(0.45)
Period ended 3/31/2001**#.................    10.00          0.46             0.18             0.64           (0.31)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.33         $0.43           $(0.17)           $0.26          $(0.43)
Period ended 3/31/2001**#.................    10.00          0.47             0.13             0.60           (0.27)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.32         $0.35           $(0.17)           $0.18          $(0.35)
Period ended 3/31/2001** #................    10.00          0.33             0.19             0.52           (0.20)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $(0.01)
Period ended 3/31/2001**#.................       0.00
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $(0.01)
Period ended 3/31/2001**#.................       0.00
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $(0.01)
Period ended 3/31/2001** #................       0.00

---------------

 * Effective April 1, 2001, the Kansas Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.39% to 4.40.%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.14% to 4.15%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.39% to 3.40%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 **Kansas Municipal Income Primary A, Investor A and Investor B Shares commenced operations on July 17, 2000, August 14, 2000 and August 29, 2000, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 280

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                                  RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                         NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                         END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE           TOTAL           PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD      RETURN++          (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

   $(0.46)         $10.16            2.84%         $ 98,506         0.60%(a)        4.40%          13%           0.91%
    (0.31)          10.33            6.60           111,226         0.60+(a)        4.44+(a)       17            0.93+

   $(0.44)         $10.15            2.49%         $  3,115         0.85%(a)        4.15%          13%           1.16%
    (0.27)          10.33            5.66               646         0.85+(a)        4.19+(a)       17            1.18+

   $(0.36)         $10.14            1.62%         $     25         1.60%(a)        3.40%          13%           1.91%
    (0.20)          10.32            4.78               262         1.60+(a)        3.44+(a)       17            1.93+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $11.01         $0.50           $(0.17)          $ 0.33          $(0.50)
Year ended 3/31/2001#.....................    10.58          0.51             0.43             0.94           (0.51)
Year ended 3/31/2000......................    11.07          0.50            (0.48)            0.02           (0.50)
Year ended 3/31/1999......................    11.01          0.50             0.06             0.56           (0.50)
Year ended 3/31/1998......................    10.70          0.51             0.31             0.82           (0.51)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $11.01         $0.47           $(0.17)          $ 0.30          $(0.47)
Year ended 3/31/2001#.....................    10.58          0.48             0.43             0.91           (0.48)
Year ended 3/31/2000......................    11.07          0.47            (0.48)           (0.01)          (0.47)
Year ended 3/31/1999......................    11.01          0.48             0.06             0.54           (0.48)
Year ended 3/31/1998......................    10.70          0.49             0.31             0.80           (0.49)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $11.01         $0.38           $(0.16)          $ 0.22          $(0.39)
Year ended 3/31/2001#.....................    10.58          0.40             0.43             0.83           (0.40)
Year ended 3/31/2000......................    11.07          0.40            (0.48)           (0.08)          (0.40)
Year ended 3/31/1999......................    11.01          0.41             0.06             0.47           (0.41)
Year ended 3/31/1998......................    10.70          0.43             0.31             0.74           (0.43)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $11.01         $0.35           $(0.13)          $ 0.22          $(0.39)
Year ended 3/31/2001#.....................    10.58          0.40             0.43             0.83           (0.40)
Year ended 3/31/2000......................    11.07          0.39            (0.48)           (0.09)          (0.39)
Year ended 3/31/1999......................    11.01          0.41             0.06             0.47           (0.41)
Year ended 3/31/1998......................    10.70          0.43             0.31             0.74           (0.43)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the Maryland Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.54%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.29%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 282

NATIONS FUNDS

                                                                                                        WITHOUT WAIVERS
                                                                                                        AND/OR EXPENSE
                                                                                                        REIMBURSEMENTS
                                                                                                        ---------------
                                                              RATIO OF        RATIO OF                     RATIO OF
    TOTAL       NET ASSET                     NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                         END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF         TOTAL           PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD        RETURN++          (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------

   $(0.50)       $10.84          3.02%         $172,600         0.50%(a)        4.54%          16%           0.74%
    (0.51)        11.01          9.08           178,304         0.50            4.72           13            0.71
    (0.51)        10.58          0.17           169,218         0.50            4.65           21            0.76
    (0.50)        11.07          5.17           183,356         0.50            4.51           22            0.74
    (0.51)        11.01          7.83            84,715         0.50            4.63           12            0.80

   $(0.47)       $10.84          2.76%         $ 20,760         0.75%(a)        4.29%          16%           0.99%
    (0.48)        11.01          8.81            17,478         0.75            4.47           13            0.96
    (0.48)        10.58         (0.06)           16,454         0.73            4.42           21            1.01
    (0.48)        11.07          4.96            17,166         0.70            4.31           22            0.99
    (0.49)        11.01          7.61            15,558         0.70            4.43           12            1.00

   $(0.39)       $10.84          1.99%         $  6,318         1.50%(a)        3.54%          16%           1.74%
    (0.40)        11.01          8.01             5,120         1.50            3.72           13            1.71
    (0.41)        10.58         (0.74)            5,662         1.42            3.73           21            1.76
    (0.41)        11.07          4.33             5,989         1.30            3.71           22            1.74
    (0.43)        11.01          7.07             4,804         1.20            3.93           12            1.50

   $(0.39)       $10.84          1.98%         $  1,454         1.50%(a)        3.54%          16%           1.74%
    (0.40)        11.01          8.01               301         1.50            3.72           13            1.71
    (0.40)        10.58         (0.82)              335         1.50            3.65           21            1.76
    (0.41)        11.07          4.31               561         1.32            3.69           22            1.74
    (0.43)        11.01          7.07               840         1.20            3.93           12            1.50

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.08         $0.46           $(0.11)          $ 0.35          $(0.46)
Year ended 3/31/2001#.....................     9.53          0.46             0.55             1.01           (0.46)
Year ended 3/31/2000#.....................     9.99          0.42            (0.45)           (0.03)          (0.42)
Year ended 3/31/1999......................     9.94          0.43             0.05             0.48           (0.43)
Year ended 3/31/1998......................     9.41          0.45             0.53             0.98           (0.45)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.08         $0.43           $(0.10)          $ 0.33          $(0.44)
Year ended 3/31/2001#.....................     9.53          0.43             0.56             0.99           (0.44)
Year ended 3/31/2000#.....................     9.99          0.40            (0.45)           (0.05)          (0.40)
Year ended 3/31/1999......................     9.94          0.41             0.05             0.46           (0.41)
Year ended 3/31/1998......................     9.41          0.43             0.53             0.96           (0.43)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.08         $0.36           $(0.11)          $ 0.25          $(0.36)
Year ended 3/31/2001#.....................     9.53          0.37             0.54             0.91           (0.36)
Year ended 3/31/2000#.....................     9.99          0.33            (0.45)           (0.12)          (0.33)
Year ended 3/31/1999......................     9.94          0.35             0.05             0.40           (0.35)
Year ended 3/31/1998......................     9.41          0.37             0.53             0.90           (0.37)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.09         $0.36           $(0.12)          $ 0.24          $(0.36)
Year ended 3/31/2001#.....................     9.53          0.37             0.53             0.90           (0.36)
Year ended 3/31/2000#.....................     9.99          0.33            (0.45)           (0.12)          (0.33)
Year ended 3/31/1999......................     9.94          0.34             0.05             0.39           (0.34)
Year ended 3/31/1998......................     9.41          0.39             0.53             0.92           (0.39)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.00)##
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.00)##
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.00)##
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.00)##
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the Maryland Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.51% to 4.57%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.26% to 4.32%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.51% to 3.57%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.51% to 3.57%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 284

NATIONS FUNDS

                                                                                               WITHOUT WAIVERS
                                                                                               AND/OR EXPENSE
                                                                                               REIMBURSEMENTS
                                                                                               ---------------
                                                     RATIO OF        RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------

   $(0.46)       $ 9.97       3.52%     $17,861        0.60%(a)        4.57%           8%           1.12%
    (0.46)        10.08      10.90       20,029        0.60(a)         4.74           25            1.00
    (0.43)         9.53      (0.25)      17,587        0.60            4.41           50            1.22
    (0.43)         9.99       4.92       17,033        0.60            4.29           22            1.07
    (0.45)         9.94      10.62        9,049        0.60            4.61           17            1.07

   $(0.44)       $ 9.97       3.27%     $ 3,114        0.85%(a)        4.32%           8%           1.37%
    (0.44)        10.08      10.62        2,679        0.85(a)         4.49           25            1.25
    (0.41)         9.53      (0.49)       1,781        0.83            4.18           50            1.47
    (0.41)         9.99       4.71        1,751        0.80            4.09           22            1.32
    (0.43)         9.94      10.40        1,902        0.80            4.41           17            1.27

   $(0.36)       $ 9.97       2.50%     $17,555        1.60%(a)        3.57%           8%           2.12%
    (0.36)        10.08       9.80       16,830        1.60(a)         3.74           25            2.00
    (0.34)         9.53      (1.19)      16,034        1.54            3.47           50            2.22
    (0.35)         9.99       4.03       16,124        1.45            3.44           22            2.07
    (0.37)         9.94       9.72       11,071        1.42            3.79           17            1.89

   $(0.36)       $ 9.97       2.60%     $   392        1.60%(a)        3.57%           8%           2.12%
    (0.36)        10.07       9.69          274        1.60(a)         3.74           25            2.00
    (0.34)         9.53      (1.23)         214        1.60            3.41           50            2.22
    (0.34)         9.99       4.01            3        1.47            3.42           22            2.07
    (0.39)         9.94       9.88            3        1.33            3.88           17            1.80

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.58         $0.49           $(0.16)          $ 0.33          $(0.48)
Year ended 3/31/2001#.....................    10.21          0.49             0.37             0.86           (0.49)
Year ended 3/31/2000......................    10.71          0.48            (0.48)            0.00           (0.48)
Year ended 3/31/1999......................    10.70          0.49             0.04             0.53           (0.49)
Year ended 3/31/1998......................    10.34          0.49             0.36             0.85           (0.49)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.58         $0.46           $(0.14)          $ 0.32          $(0.46)
Year ended 3/31/2001#.....................    10.21          0.47             0.36             0.83           (0.46)
Year ended 3/31/2000......................    10.71          0.46            (0.48)           (0.02)          (0.46)
Year ended 3/31/1999......................    10.70          0.47             0.04             0.51           (0.47)
Year ended 3/31/1998......................    10.34          0.47            (0.36)            0.83           (0.47)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.58         $0.38           $(0.15)          $ 0.23          $(0.38)
Year ended 3/31/2001#.....................    10.21          0.38             0.37             0.75           (0.38)
Year ended 3/31/2000......................    10.71          0.39            (0.48)           (0.09)          (0.39)
Year ended 3/31/1999......................    10.70          0.40             0.04             0.44           (0.40)
Year ended 3/31/1998......................    10.34          0.42             0.36             0.78           (0.42)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.58         $0.34           $(0.10)          $ 0.24          $(0.38)
Year ended 3/31/2001#.....................    10.21          0.39             0.36             0.75           (0.38)
Year ended 3/31/2000......................    10.71          0.38            (0.48)           (0.10)          (0.38)
Year ended 3/31/1999......................    10.70          0.42             0.02             0.44           (0.40)
Year ended 3/31/1998......................    10.34          0.42             0.36             0.78           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the North Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.48% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.23% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 286

NATIONS FUNDS

                                                                                               WITHOUT WAIVERS
                                                                                               AND/OR EXPENSE
                                                                                               REIMBURSEMENTS
                                                                                               ---------------
                                                     RATIO OF        RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------

   $(0.48)       $10.43       3.20%     $176,671       0.50%(a)        4.58%          13%           0.74%
    (0.49)        10.58       8.61       180,126       0.50(a)         4.71           19            0.71
    (0.50)        10.21       0.05       175,650       0.50(a)         4.67           19            0.76
    (0.52)        10.71       5.03       193,398       0.50            4.57           16            0.71
    (0.49)        10.70       8.39       179,729       0.50(a)         4.69           21            0.76

   $(0.46)       $10.44       3.04%     $ 11,975       0.75%(a)        4.33%          13%           0.99%
    (0.46)        10.58       8.34        10,332       0.75(a)         4.46           19            0.96
    (0.48)        10.21      (0.18)        9,684       0.73(a)         4.44           19            1.01
    (0.50)        10.71       4.82        10,099       0.70            4.37           16            0.96
    (0.47)        10.70       8.17         8,572       0.70(a)         4.49           21            0.96

   $(0.38)       $10.43       2.17%     $  5,917       1.50%(a)        3.58%          13%           1.74%
    (0.38)        10.58       7.54         5,261       1.50(a)         3.71           19            1.71
    (0.41)        10.21      (0.87)        5,212       1.41(a)         3.76           19            1.76
    (0.43)        10.71       4.20         6,671       1.30            3.77           16            1.71
    (0.42)        10.70       7.64         6,859       1.20(a)         3.99           21            1.46

   $(0.38)       $10.44       2.25%     $    734       1.50%(a)        3.58%          13%           1.74%
    (0.38)        10.58       7.54            79       1.50(a)         3.71           19            1.71
    (0.40)        10.21      (0.95)           88       1.50(a)         3.67           19            1.76
    (0.43)        10.71       4.18           109       1.31            3.76           16            1.71
    (0.42)        10.70       7.64           822       1.20(a)         3.99           21            1.46

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $ 9.99         $0.47           $(0.12)          $ 0.35          $(0.47)
Year ended 3/31/2001#.....................     9.52          0.47             0.47             0.94           (0.47)
Year ended 3/31/2000#.....................    10.08          0.45            (0.56)           (0.11)          (0.45)
Year ended 3/31/1999......................    10.01          0.45             0.08             0.53           (0.46)
Year ended 3/31/1998......................     9.47          0.47             0.54             1.01           (0.47)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $ 9.99         $0.44           $(0.12)          $ 0.32          $(0.44)
Year ended 3/31/2001#.....................     9.52          0.44             0.48             0.92           (0.45)
Year ended 3/31/2000#.....................    10.08          0.43            (0.56)           (0.13)          (0.43)
Year ended 3/31/1999......................    10.01          0.43             0.08             0.51           (0.44)
Year ended 3/31/1998......................     9.47          0.45             0.54             0.99           (0.45)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $ 9.99         $0.37           $(0.12)          $ 0.25          $(0.37)
Year ended 3/31/2001#.....................     9.52          0.37             0.47             0.84           (0.37)
Year ended 3/31/2000#.....................    10.08          0.37            (0.56)           (0.19)          (0.37)
Year ended 3/31/1999......................    10.01          0.38             0.07             0.45           (0.38)
Year ended 3/31/1998......................     9.47          0.39             0.54             0.93           (0.39)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $ 9.99         $0.37           $(0.12)          $ 0.25          $(0.37)
Year ended 3/31/2001#.....................     9.51          0.36             0.49             0.85           (0.37)
Year ended 3/31/2000#.....................    10.08          0.37            (0.57)           (0.20)          (0.37)
Year ended 3/31/1999......................    10.01          0.37             0.07             0.44           (0.37)
Year ended 3/31/1998#.....................     9.47          0.40             0.54             0.94           (0.40)

---------------

 * Effective April 1, 2001, the North Carolina Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.58% to 4.66%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.33% to 4.41%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.58% to 3.66%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.58% to 3.66%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 288

NATIONS FUNDS

                                                                                            WITHOUT WAIVERS
                                                                                            AND/OR EXPENSE
                                                                                            REIMBURSEMENTS
                                                                                            ---------------
                                                  RATIO OF      RATIO OF NET                   RATIO OF
                                  NET ASSETS      OPERATING      INVESTMENT                    OPERATING
  NET ASSET                         END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE           TOTAL           PERIOD       AVERAGE NET   TO AVERAGE NET   TURNOVER        AVERAGE
END OF PERIOD      RETURN++          (000)         ASSETS          ASSETS         RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------

   $ 9.87            3.51%          $22,221      0.60%(a)           4.66%           1%           1.11%
     9.99           10.15            21,966      0.60(a)            4.86           19            0.98
     9.52           (0.98)           17,787      0.60(a)            4.74           37            1.13
    10.08            5.39            16,293      0.60(a)            4.57           11            1.00
    10.01           10.86             6,452      0.60(a)            4.78           20            0.93

   $ 9.87            3.25%          $ 4,058      0.85%(a)           4.41%           1%           1.36%
     9.99            9.88             2,780      0.85(a)            4.61           19            1.23
     9.52           (1.20)            1,528      0.83(a)            4.51           37            1.38
    10.08            5.20             1,028      0.80(a)            4.37           11            1.25
    10.01           10.64               609      0.80(a)            4.58           20            1.13

   $ 9.87            2.48%          $15,093      1.60%(a)           3.66%           1%           2.11%
     9.99            9.06            16,972      1.60(a)            3.86           19            1.98
     9.52           (1.90)           20,207      1.54(a)            3.80           37            2.13
    10.08            4.53            24,656      1.45(a)            3.72           11            2.00
    10.01            9.96            25,187      1.42(a)            3.96           20            1.75

   $ 9.87            2.48%          $   135      1.60%(a)           3.66%           1%           2.11%
     9.99            9.18                87      1.60(a)            3.86           19            1.98
     9.51           (1.99)               54      1.60(a)            3.74           37            2.13
    10.08            4.50                 3      1.47(a)            3.70           11            2.00
    10.01           10.07                 3      1.33(a)            4.05           20            1.66

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.64         $0.52           $(0.14)          $ 0.38          $(0.52)
Year ended 3/31/2001#.....................    10.27          0.52             0.37             0.89           (0.52)
Year ended 3/31/2000#.....................    10.79          0.51            (0.51)              --           (0.51)
Year ended 3/31/1999......................    10.79          0.51             0.04             0.55           (0.51)
Year ended 3/31/1998......................    10.50          0.52             0.29             0.81           (0.52)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.64         $0.50           $(0.14)          $ 0.36          $(0.50)
Year ended 3/31/2001#.....................    10.27          0.49             0.37             0.86           (0.49)
Year ended 3/31/2000#.....................    10.79          0.49            (0.51)           (0.02)          (0.49)
Year ended 3/31/1999......................    10.79          0.49             0.04             0.53           (0.49)
Year ended 3/31/1998......................    10.50          0.50             0.29             0.79           (0.50)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.64         $0.42           $(0.14)          $ 0.28          $(0.42)
Year ended 3/31/2001#.....................    10.27          0.41             0.37             0.78           (0.41)
Year ended 3/31/2000#.....................    10.79          0.41            (0.51)           (0.10)          (0.41)
Year ended 3/31/1999......................    10.79          0.43             0.04             0.47           (0.43)
Year ended 3/31/1998......................    10.50          0.44             0.29             0.73           (0.44)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.64         $0.41           $(0.12)          $ 0.29          $(0.42)
Year ended 3/31/2001#.....................    10.27          0.41             0.37             0.78           (0.41)
Year ended 3/31/2000#.....................    10.79          0.40            (0.51)           (0.11)          (0.40)
Year ended 3/31/1999......................    10.79          0.42             0.04             0.46           (0.42)
Year ended 3/31/1998......................    10.50          0.44             0.29             0.73           (0.44)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................      (0.00)##
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................      (0.00)##
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................      (0.00)##
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................      (0.00)##

---------------

 * Effective April 1, 2001, the South Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.78% to 4.92%.

     Investor A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.53% to 4.67%.

     Investor B Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

     Investor C Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 290

NATIONS FUNDS

                                                                                                        WITHOUT WAIVERS
                                                                                                        AND/OR EXPENSE
                                                                                                        REIMBURSEMENTS
                                                                                                        ---------------
                                                              RATIO OF        RATIO OF                     RATIO OF
    TOTAL       NET ASSET                     NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                         END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF         TOTAL           PERIOD       AVERAGE NET   TO AVERAGE NET   TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD        RETURN++          (000)         ASSETS          ASSETS         RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------

   $(0.52)       $10.50          3.65%         $207,645         0.50%(a)        4.92%           8%           0.73%
    (0.52)        10.64          8.85           217,513         0.50(a)         4.95            9            0.70
    (0.52)        10.27          0.09           204,854         0.50(a)         4.88           14            0.74
    (0.55)        10.79          5.22           239,195         0.50(a)         4.75            9            0.69
    (0.52)        10.79          7.88           253,090         0.50(a)         4.86           16            0.75

   $(0.50)       $10.50          3.39%         $ 17,791         0.75%(a)        4.67%           8%           0.98%
    (0.49)        10.64          8.58            18,420         0.75(a)         4.70            9            0.95
    (0.50)        10.27         (0.14)           17,396         0.73(a)         4.65           14            0.99
    (0.53)        10.79          5.01            18,729         0.70(a)         4.55            9            0.94
    (0.50)        10.79          7.67            13,945         0.70(a)         4.66           16            0.95

   $(0.42)       $10.50          2.62%         $  7,797         1.50%(a)        3.92%           8%           1.73%
    (0.41)        10.64          7.78             7,083         1.50(a)         3.95            9            1.70
    (0.42)        10.27         (0.82)            7,310         1.41(a)         3.97           14            1.74
    (0.47)        10.79          4.39             8,542         1.30(a)         3.95            9            1.69
    (0.44)        10.79          7.13             6,819         1.20(a)         4.16           16            1.45

   $(0.42)       $10.51          2.71%         $  3,713         1.50%(a)        3.92%           8%           1.73%
    (0.41)        10.64          7.78             2,175         1.50(a)         3.95            9            1.70
    (0.41)        10.27         (0.91)            2,755         1.50(a)         3.88           14            1.74
    (0.46)        10.79          4.36             3,102         1.32(a)         3.93            9            1.69
    (0.44)        10.79          7.13             2,698         1.20(a)         4.16           16            1.45

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.30         $0.49           $(0.11)          $ 0.38          $(0.49)
Year ended 3/31/2001#.....................     9.75          0.48             0.55             1.03           (0.48)
Year ended 3/31/2000#.....................    10.30          0.46            (0.55)           (0.09)          (0.46)
Year ended 3/31/1999......................    10.26          0.49             0.03             0.52           (0.48)
Year ended 3/31/1998......................     9.79          0.49             0.47             0.96           (0.49)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.29         $0.47           $(0.11)          $ 0.36          $(0.46)
Year ended 3/31/2001#.....................     9.75          0.46             0.54             1.00           (0.46)
Year ended 3/31/2000#.....................    10.30          0.45            (0.55)           (0.10)          (0.45)
Year ended 3/31/1999......................    10.26          0.44             0.06             0.50           (0.46)
Year ended 3/31/1998......................     9.79          0.47             0.47             0.94           (0.47)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.30         $0.39           $(0.11)          $ 0.28          $(0.39)
Year ended 3/31/2001#.....................     9.75          0.39             0.55             0.94           (0.39)
Year ended 3/31/2000#.....................    10.30          0.38            (0.55)           (0.17)          (0.38)
Year ended 3/31/1999......................    10.26          0.39             0.04             0.43           (0.39)
Year ended 3/31/1998......................     9.79          0.40             0.47             0.87           (0.40)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.30         $0.37           $(0.09)          $ 0.28          $(0.39)
Year ended 3/31/2001#.....................     9.75          0.39             0.55             0.94           (0.39)
Year ended 3/31/2000#.....................    10.30          0.38            (0.55)           (0.17)          (0.38)
Year ended 3/31/1999#.....................    10.26          0.39             0.04             0.43           (0.39)
Year ended 3/31/1998......................     9.79          0.42             0.47             0.89           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................      (0.00)##
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................      (0.00)##
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................      (0.00)##
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999#.....................         --
Year ended 3/31/1998......................      (0.00)##

---------------

 * Effective April 1, 2001, the South Carolina Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.61% to 4.73%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.36% to 4.48%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.61% to 3.73%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.61% to 3.73%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 292

NATIONS FUNDS

                                                                                              WITHOUT WAIVERS
                                                                                              AND/OR EXPENSE
                                                                                              REIMBURSEMENTS
                                                                                              ---------------
                                                     RATIO OF     RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------

   $(0.49)       $10.19       3.72%     $16,874        0.60%(a)       4.73%           7%           1.23%
    (0.48)        10.30      10.90       25,908        0.60(a)        4.87            8            0.99
    (0.46)         9.75      (0.72)      28,784        0.60(a)        4.79           71            1.28
    (0.48)        10.30       5.13       12,793        0.60           4.62            3            1.18
    (0.49)        10.26      10.04        9,455        0.60(a)        4.79            9            0.99

   $(0.46)       $10.19       3.56%     $ 1,023        0.85%(a)       4.48%           7%           1.48%
    (0.46)        10.29      10.52        1,057        0.85(a)        4.62            8            1.24
    (0.45)         9.75      (0.95)         906        0.83(a)        4.56           71            1.53
    (0.46)        10.30       4.92        1,060        0.80           4.42            3            1.43
    (0.47)        10.26       9.82        1,517        0.80(a)        4.59            9            1.19

   $(0.39)       $10.19       2.69%     $ 7,277        1.60%(a)       3.73%           7%           2.23%
    (0.39)        10.30       9.80        8,338        1.60(a)        3.87            8            1.99
    (0.38)         9.75      (1.65)       8,974        1.54(a)        3.85           71            2.28
    (0.39)        10.30       4.25       10,905        1.44           3.78            3            2.18
    (0.40)        10.26       9.15       10,394        1.42(a)        3.97            9            1.81

   $(0.39)       $10.19       2.67%     $   662        1.60%(a)       3.73%           7%           2.23%
    (0.39)        10.30       9.80           45        1.60(a)        3.87            8            1.99
    (0.38)         9.75      (1.71)          41        1.60(a)        3.79           71            2.28
    (0.39)        10.30       4.23           77        1.44           3.78            3            2.18
    (0.42)        10.26       9.29           28        1.33(a)        4.06            9            1.72

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.35         $0.46           $(0.10)          $ 0.36          $(0.46)
Year ended 3/31/2001#.....................     9.91          0.48             0.44             0.92           (0.48)
Year ended 3/31/2000#.....................    10.46          0.47            (0.54)           (0.07)          (0.47)
Year ended 3/31/1999......................    10.40          0.47             0.06             0.53           (0.47)
Year ended 3/31/1998......................    10.08          0.47             0.32             0.79           (0.47)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.35         $0.43           $(0.09)          $ 0.34          $(0.44)
Year ended 3/31/2001#.....................     9.91          0.45             0.44             0.89           (0.45)
Year ended 3/31/2000#.....................    10.46          0.44            (0.54)           (0.10)          (0.44)
Year ended 3/31/1999......................    10.40          0.45             0.06             0.51           (0.45)
Year ended 3/31/1998......................    10.08          0.45             0.32             0.77           (0.45)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.35         $0.36           $(0.09)          $ 0.27          $(0.36)
Year ended 3/31/2001#.....................     9.91          0.38             0.44             0.82           (0.38)
Year ended 3/31/2000#.....................    10.46          0.38            (0.54)           (0.16)          (0.38)
Year ended 3/31/1999......................    10.40          0.38             0.06             0.44           (0.38)
Year ended 3/31/1998......................    10.08          0.40             0.32             0.72           (0.40)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.31         $0.30           $(0.04)          $ 0.26          $(0.36)
Year ended 3/31/2001#.....................     9.87          0.42             0.40             0.82           (0.38)
Year ended 3/31/2000#.....................    10.45          0.39            (0.57)           (0.18)          (0.39)
Year ended 3/31/1999......................    10.40          0.39             0.05             0.44           (0.39)
Year ended 3/31/1998......................    10.08          0.40             0.32             0.72           (0.40)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the Tennessee Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.44% to 4.45%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.44% to 3.45%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.44% to 3.45%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 294

NATIONS FUNDS

                                                                                              WITHOUT WAIVERS
                                                                                              AND/OR EXPENSE
                                                                                              REIMBURSEMENTS
                                                                                              ---------------
                                                     RATIO OF     RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------

   $(0.46)       $10.25       3.54%     $40,807        0.50%          4.45%           0%           0.93%
    (0.48)        10.35       9.53       38,928        0.50(a)        4.77           10            0.84
    (0.48)         9.91      (0.67)      37,736        0.50(a)        4.62           49            0.94
    (0.47)        10.46       5.18       42,826        0.50           4.48           22            0.85
    (0.47)        10.40       7.99       39,091        0.50(a)        4.58           38            0.84

   $(0.44)       $10.25       3.28%     $ 9,955        0.75%          4.20%           0%           1.18%
    (0.45)        10.35       9.25        7,945        0.75(a)        4.52           10            1.09
    (0.45)         9.91      (0.90)       7,810        0.73(a)        4.39           49            1.19
    (0.45)        10.46       4.97        9,242        0.70           4.28           22            1.10
    (0.45)        10.40       7.77        8,061        0.70(a)        4.38           38            1.04

   $(0.36)       $10.26       2.61%     $ 1,351        1.50%          3.45%           0%           1.93%
    (0.38)        10.35       8.44        1,448        1.50(a)        3.77           10            1.84
    (0.39)         9.91      (1.58)       1,783        1.41(a)        3.71           49            1.94
    (0.38)        10.46       4.34        3,007        1.30           3.68           22            1.85
    (0.40)        10.40       7.24        2,924        1.20(a)        3.88           38            1.54

   $(0.36)       $10.21       2.52%     $   322        1.50%          3.45%           0%           1.93%
    (0.38)        10.31       8.46            3        1.50(a)        3.77           10            1.84
    (0.40)         9.87      (1.96)           3        1.50(a)        3.62           49            1.94
    (0.39)        10.45       4.28           33        1.11           3.87           22            1.85
    (0.40)        10.40       7.29            3        1.20(a)        3.88           38            1.54

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TENNESSEE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.24         $0.48           $(0.15)          $ 0.33          $(0.48)
Year ended 3/31/2001......................     9.68          0.49             0.56             1.05           (0.49)
Year ended 3/31/2000#.....................    10.30          0.47            (0.62)           (0.15)          (0.47)
Year ended 3/31/1999......................    10.22          0.48             0.08             0.56           (0.48)
Year ended 3/31/1998......................     9.70          0.48             0.52             1.00           (0.48)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.24         $0.46           $(0.15)          $ 0.31          $(0.46)
Year ended 3/31/2001......................     9.68          0.46             0.56             1.02           (0.46)
Year ended 3/31/2000#.....................    10.30          0.43            (0.62)           (0.19)          (0.43)
Year ended 3/31/1999#.....................    10.22          0.43             0.11             0.54           (0.46)
Year ended 3/31/1998......................     9.70          0.46             0.52             0.98           (0.46)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.24         $0.38           $(0.15)          $ 0.23          $(0.38)
Year ended 3/31/2001......................     9.68          0.39             0.56             0.95           (0.39)
Year ended 3/31/2000#.....................    10.30          0.38            (0.62)           (0.24)          (0.38)
Year ended 3/31/1999......................    10.22          0.39             0.08             0.47           (0.39)
Year ended 3/31/1998......................     9.70          0.40             0.52             0.92           (0.40)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.24         $0.38           $(0.15)          $ 0.23          $(0.38)
Year ended 3/31/2001......................     9.68          0.39             0.56             0.95           (0.39)
Year ended 3/31/2000#.....................    10.30          0.36            (0.62)           (0.26)          (0.36)
Year ended 3/31/1999#.....................    10.22          0.38             0.09             0.47           (0.39)
Year ended 3/31/1998#.....................     9.70          0.40             0.52             0.92           (0.40)

---------------

 * Effective April 1, 2001, the Tennessee Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.68% to 4.72%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.43% to 4.47%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.68% to 3.72%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.68% to 3.72%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 296

NATIONS FUNDS

                                                                                            WITHOUT WAIVERS
                                                                                            AND/OR EXPENSE
                                                                                            REIMBURSEMENTS
                                                                                            ---------------
                                                  RATIO OF      RATIO OF NET                   RATIO OF
  NET ASSET                       NET ASSETS      OPERATING      INVESTMENT                    OPERATING
    VALUE                           END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
   END OF           TOTAL           PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
   PERIOD          RETURN++          (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------

   $10.09            3.29%          $4,142          0.60%(a)        4.72%           3%           2.18%
    10.24           11.10            4,726          0.60(a)         4.92            9            1.57
     9.68           (1.36)           5,114          0.60            4.83           34            2.14
    10.30            5.53            5,762          0.60            4.61           40            1.55
    10.22           10.45            4,559          0.60            4.74           19            1.20

   $10.09            3.03%          $1,593          0.85%(a)        4.47%           3%           2.43%
    10.24           10.82            1,706          0.85(a)         4.67            9            1.82
     9.68           (1.59)           1,357          0.83            4.60           34            2.39
    10.30            5.32              484          0.80            4.41           40            1.80
    10.22           10.23            1,440          0.80            4.54           19            1.40

   $10.09            2.27%          $2,898          1.60%(a)        3.72%           3%           3.18%
    10.24           10.00            3,720          1.60(a)         3.92            9            2.57
     9.68           (2.28)           4,001          1.54            3.89           34            3.14
    10.30            4.64            4,718          1.45            3.76           40            2.55
    10.22            9.56            4,915          1.42            3.92           19            2.02

   $10.09            2.26%          $  276          1.60%(a)        3.72%           3%           3.18%
    10.24           10.00              163          1.60(a)         3.92            9            2.57
     9.68           (2.35)             143          1.60            3.83           34            3.14
    10.30            4.62               68          1.46            3.75           40            2.55
    10.22            9.65               42          1.33            4.01           19            1.93

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each year.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.35         $0.50           $(0.16)          $ 0.34          $(0.50)
Year ended 3/31/2001......................    10.00          0.51             0.35             0.86           (0.51)
Year ended 3/31/2000......................    10.48          0.49            (0.48)            0.01           (0.49)
Year ended 3/31/1999......................    10.50          0.49             0.02             0.51           (0.49)
Year ended 3/31/1998......................    10.18          0.49             0.32             0.81           (0.49)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.35         $0.48           $(0.16)          $ 0.32          $(0.48)
Year ended 3/31/2001......................    10.00          0.48             0.35             0.83           (0.48)
Year ended 3/31/2000......................    10.48          0.47            (0.48)           (0.01)          (0.47)
Year ended 3/31/1999......................    10.50          0.47             0.02             0.49           (0.47)
Year ended 3/31/1998......................    10.18          0.47             0.32             0.79           (0.47)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.35         $0.40           $(0.16)          $ 0.24          $(0.40)
Year ended 3/31/2001......................    10.00          0.40             0.35             0.75           (0.40)
Year ended 3/31/2000......................    10.48          0.40            (0.48)           (0.08)          (0.40)
Year ended 3/31/1999......................    10.50          0.41             0.02             0.43           (0.41)
Year ended 3/31/1998......................    10.18          0.42             0.32             0.74           (0.42)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.35         $0.24           $(0.02)          $ 0.22          $(0.39)
Year ended 3/31/2001......................    10.00          0.40             0.35             0.75           (0.40)
Year ended 3/31/2000......................    10.48          0.38            (0.48)           (0.10)          (0.38)
Year ended 3/31/1999#.....................    10.50          0.40             0.02             0.42           (0.40)
Year ended 3/31/1998......................    10.18          0.42             0.32             0.74           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999#.....................      (0.04)
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the Texas Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.84% to 4.87%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.59% to 4.62%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 298

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                            RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL         NET ASSET                 NET ASSETS      OPERATING      INVESTMENT                    OPERATING
  DIVIDENDS         VALUE                     END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND           END OF        TOTAL        PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS      PERIOD       RETURN++       (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.50)         $10.19         3.36%      $265,882         0.50%(a)        4.87%           5%           0.72%
    (0.51)          10.35         8.78        286,949         0.50(a)         5.00            6            0.70
    (0.49)          10.00         0.17        326,323         0.50(a)         4.84           33            0.72
    (0.53)          10.48         4.98        391,431         0.50            4.66           22            0.68
    (0.49)          10.50         8.09        385,770         0.50            4.74           19            0.75

   $(0.48)         $10.19         3.10%      $  4,813         0.75%(a)        4.62%           5%           0.97%
    (0.48)          10.35         8.52          4,346         0.75(a)         4.75            6            0.95
    (0.47)          10.00        (0.06)         6,075         0.73(a)         4.61           33            0.97
    (0.51)          10.48         4.77          6,909         0.70            4.46           22            0.93
    (0.47)          10.50         7.87          2,666         0.70            4.54           19            0.95

   $(0.40)         $10.19         2.33%      $  2,021         1.50%(a)        3.87%           5%           1.72%
    (0.40)          10.35         7.71          2,145         1.50(a)         4.00            6            1.70
    (0.40)          10.00        (0.74)         2,005         1.42(a)         3.92           33            1.72
    (0.45)          10.48         4.15          2,137         1.30            3.86           22            1.68
    (0.42)          10.50         7.34          2,184         1.20            4.04           19            1.45

   $(0.39)         $10.18         2.16%      $     58         1.50%(a)        3.87%           5%           1.72%
    (0.40)          10.35         7.69              3         1.50(a)         4.00            6            1.70
    (0.38)          10.00        (0.86)             3         1.50(a)         3.84           33            1.72
    (0.44)          10.48         4.14              3         1.33            3.83           22            1.68
    (0.42)          10.50         7.34            293         1.20            4.04           19            1.45

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TEXAS MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.06         $0.48           $(0.17)          $ 0.31          $(0.48)
Year ended 3/31/2001......................     9.56          0.49             0.50             0.99           (0.49)
Year ended 3/31/2000#.....................    10.11          0.48            (0.55)           (0.07)          (0.48)
Year ended 3/31/1999......................    10.04          0.46             0.07             0.53           (0.46)
Year ended 3/31/1998#.....................     9.48          0.48             0.56             1.04           (0.48)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.06         $0.45           $(0.17)          $ 0.28          $(0.45)
Year ended 3/31/2001......................     9.56          0.47             0.50             0.97           (0.47)
Year ended 3/31/2000#.....................    10.11          0.45            (0.55)           (0.10)          (0.45)
Year ended 3/31/1999......................    10.04          0.44             0.07             0.51           (0.44)
Year ended 3/31/1998#.....................     9.48          0.46             0.56             1.02           (0.46)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.06         $0.38           $(0.17)          $ 0.21          $(0.38)
Year ended 3/31/2001......................     9.56          0.39             0.51             0.90           (0.40)
Year ended 3/31/2000#.....................    10.11          0.39            (0.55)           (0.16)          (0.39)
Year ended 3/31/1999......................    10.04          0.38             0.07             0.45           (0.38)
Year ended 3/31/1998#.....................     9.48          0.39             0.56             0.95           (0.39)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.06         $0.35           $(0.02)          $ 0.33          $(0.40)
Year ended 3/31/2001......................     9.56          0.39             0.51             0.90           (0.40)
Year ended 3/31/2000#.....................    10.11          0.38            (0.55)           (0.17)          (0.38)
Year ended 3/31/1999......................    10.04          0.38             0.07             0.45           (0.38)
Year ended 3/31/1998#.....................     9.48          0.40             0.56             0.96           (0.40)

---------------

 * Effective April 1, 2001, the Texas Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.71% to 4.77%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.46% to 4.52%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.71% to 3.77%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.71% to 3.77%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 300

NATIONS FUNDS

                                                                              WITHOUT WAIVERS
                                                                              AND/OR EXPENSE
                                                                              REIMBURSEMENTS
                                                                              ---------------
                                     RATIO OF     RATIO OF NET                   RATIO OF
NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------

 $ 9.89       3.11%      $7,362     0.60%(a)          4.77%           6%           1.76%
  10.06      10.64        8,237     0.60(a)           5.03           10            1.37
   9.56      (0.63)       7,868     0.60(a)           4.95           39            1.75
  10.11       5.41        9,393        0.60           4.59           34            1.25
  10.04      11.12        7,615     0.60(a)           4.83           33            1.07

 $ 9.89       2.85%      $  315     0.85%(a)          4.52%           6%           2.01%
  10.06      10.37          340     0.85(a)           4.78           10            1.62
   9.56      (0.86)         333     0.83(a)           4.72           39            2.00
  10.11       5.20          401        0.80           4.39           34            1.50
  10.04      10.90          419     0.80(a)           4.63           33            1.27

 $ 9.89       2.09%      $4,608     1.60%(a)          3.77%           6%           2.76%
  10.06       9.55        5,142     1.60(a)           4.03           10            2.37
   9.56      (1.56)       5,569     1.54(a)           4.01           39            2.75
  10.11       4.53        6,828        1.45           3.74           34            2.25
  10.04      10.23        8,804     1.42(a)           4.01           33            1.89

 $ 9.99       3.28%      $   21     1.60%(a)          3.77%           6%           2.76%
  10.06       9.55           91     1.60(a)           4.03           10            2.37
   9.56      (1.62)          84     1.60(a)           3.95           39            2.75
  10.11       4.51           84        1.46           3.73           34            2.25
  10.04      10.31           80     1.33(a)           4.10           33            1.80

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................   $10.92         $0.50           $(0.13)          $ 0.37          $(0.50)
Year ended 3/31/2001#.....................    10.51          0.50             0.41             0.91           (0.50)
Year ended 3/31/2000#.....................    10.98          0.50            (0.47)            0.03           (0.50)
Year ended 3/31/1999......................    10.92          0.50             0.06             0.56           (0.50)
Year ended 3/31/1998......................    10.59          0.51             0.33             0.84           (0.51)
INVESTOR A SHARES
Year ended 3/31/2002*#....................   $10.92         $0.47           $(0.13)          $ 0.34          $(0.47)
Year ended 3/31/2001#.....................    10.51          0.48             0.41             0.89           (0.48)
Year ended 3/31/2000#.....................    10.98          0.47            (0.47)            0.00           (0.47)
Year ended 3/31/1999#.....................    10.92          0.47             0.07             0.54           (0.48)
Year ended 3/31/1998......................    10.59          0.49             0.33             0.82           (0.49)
INVESTOR B SHARES
Year ended 3/31/2002*#....................   $10.92         $0.39           $(0.13)          $ 0.26          $(0.39)
Year ended 3/31/2001#.....................    10.51          0.40             0.41             0.81           (0.40)
Year ended 3/31/2000#.....................    10.98          0.40            (0.47)           (0.07)          (0.40)
Year ended 3/31/1999......................    10.92          0.41             0.06             0.47           (0.41)
Year ended 3/31/1998#.....................    10.59          0.44             0.33             0.77           (0.44)
INVESTOR C SHARES
Year ended 3/31/2002*#....................   $10.92         $0.39           $(0.13)          $ 0.26          $(0.39)
Year ended 3/31/2001#.....................    10.51          0.40             0.41             0.81           (0.40)
Year ended 3/31/2000#.....................    10.98          0.39            (0.47)           (0.08)          (0.39)
Year ended 3/31/1999#.....................    10.92          0.39             0.08             0.47           (0.41)
Year ended 3/31/1998#.....................    10.59          0.44             0.33             0.77           (0.44)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999#.....................         --
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999......................         --
Year ended 3/31/1998#.....................         --
INVESTOR C SHARES
Year ended 3/31/2002*#....................     $   --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999#.....................         --
Year ended 3/31/1998#.....................         --

---------------

 * Effective April 1, 2001, the Virginia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 302

NATIONS FUNDS

                                                                                                        WITHOUT WAIVERS
                                                                                                        AND/OR EXPENSE
                                                                                                        REIMBURSEMENTS
                                                                                                        ---------------
                                                              RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET                     NET ASSETS      OPERATING      INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                         END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF         TOTAL           PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD        RETURN++          (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------

   $(0.50)       $10.79          3.44%         $237,459         0.50%(a)        4.58%          10%           0.72%
    (0.50)        10.92          8.92           252,741         0.50            4.73            9            0.70
    (0.50)        10.51          0.29           228,698         0.50(a)         4.66           23            0.73
    (0.50)        10.98          5.21           227,299         0.50(a)         4.54            5            0.70
    (0.51)        10.92          8.12           170,969         0.50(a)         4.77           21            0.74

   $(0.47)       $10.79          3.18%         $ 45,678         0.75%(a)        4.33%          10%           0.97%
    (0.48)        10.92          8.65            43,655         0.75            4.48            9            0.95
    (0.47)        10.51          0.06            46,663         0.73(a)         4.43           23            0.98
    (0.48)        10.98          5.00            56,733         0.70(a)         4.34            5            0.95
    (0.49)        10.92          7.91            54,080         0.70(a)         4.57           21            0.94

   $(0.39)       $10.79          2.40%         $  8,987         1.50%(a)        3.58%          10%           1.72%
    (0.40)        10.92          7.85             8,859         1.50            3.73            9            1.70
    (0.40)        10.51         (0.63)            9,073         1.41(a)         3.75           23            1.73
    (0.41)        10.98          4.38            10,296         1.30(a)         3.74            5            1.70
    (0.44)        10.92          7.37             9,643         1.20(a)         4.07           21            1.44

   $(0.39)       $10.79          2.41%         $    869         1.50%(a)        3.58%          10%           1.72%
    (0.40)        10.92          7.84               817         1.50            3.73            9            1.70
    (0.39)        10.51         (0.71)              759         1.50(a)         3.66           23            1.73
    (0.41)        10.98          4.36             1,100         1.34(a)         3.70            5            1.70
    (0.44)        10.92          7.37             1,949         1.20(a)         4.07           21            1.44

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2002*#....................    $9.83         $0.48           $(0.13)          $ 0.35          $(0.48)
Year ended 3/31/2001#.....................     9.45          0.49             0.37             0.86           (0.48)
Year ended 3/31/2000#.....................     9.99          0.46            (0.54)           (0.08)          (0.46)
Year ended 3/31/1999......................     9.95          0.47             0.04             0.51           (0.47)
Year ended 3/31/1998......................     9.40          0.47             0.55             1.02           (0.47)
INVESTOR A SHARES
Year ended 3/31/2002*#....................    $9.82         $0.46           $(0.14)          $ 0.32          $(0.45)
Year ended 3/31/2001#.....................     9.44          0.45             0.40             0.85           (0.47)
Year ended 3/31/2000#.....................     9.99          0.39            (0.55)           (0.16)          (0.39)
Year ended 3/31/1999#.....................     9.95          0.45             0.04             0.49           (0.45)
Year ended 3/31/1998#.....................     9.40          0.45             0.55             1.00           (0.45)
INVESTOR B SHARES
Year ended 3/31/2002*#....................    $9.83         $0.38           $(0.13)          $ 0.25          $(0.38)
Year ended 3/31/2001#.....................     9.45          0.39             0.38             0.77           (0.39)
Year ended 3/31/2000#.....................     9.99          0.38            (0.54)           (0.16)          (0.38)
Year ended 3/31/1999......................     9.95          0.38             0.04             0.42           (0.38)
Year ended 3/31/1998#.....................     9.40          0.39             0.55             0.94           (0.39)
INVESTOR C SHARES
Year ended 3/31/2002*#....................    $9.83         $0.38           $(0.14)          $ 0.24          $(0.38)
Year ended 3/31/2001#.....................     9.45          0.29             0.48             0.77           (0.39)
Year ended 3/31/2000#.....................     9.99          0.38            (0.54)           (0.16)          (0.38)
Year ended 3/31/1999......................     9.95          0.37             0.04             0.41           (0.37)
Year ended 3/31/1998 #....................     9.40          0.40             0.55             0.95           (0.40)

---------------

 * Effective April 1, 2001, the Virginia Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.84% to 4.87%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.59% to 4.62%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 304

NATIONS FUNDS

                                                                                        WITHOUT WAIVERS
                                                                                        AND/OR EXPENSE
                                                                                        REIMBURSEMENTS
                                                                                        ---------------
                                              RATIO OF        RATIO OF                     RATIO OF
NET ASSET                     NET ASSETS      OPERATING    NET INVESTMENT                  OPERATING
  VALUE                         END OF       EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 END OF         TOTAL           PERIOD       AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
 PERIOD        RETURN++          (000)         ASSETS        NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------

  $9.70          3.59%          $22,474         0.60%(a)        4.87%          13%           1.17%
   9.83          9.46            19,709         0.60            5.11           17            1.07
   9.45         (0.69)           16,378         0.60            4.87           21            1.35
   9.99          5.18            12,992         0.60(a)         4.66           11            1.11
   9.95         11.11            11,026         0.59(a)         4.86            9            0.96

  $9.69          3.34%          $ 1,486         0.85%(a)        4.62%          13%           1.42%
   9.82          9.20             1,016         0.85            4.86           17            1.32
   9.44         (1.02)              590         0.83            4.64           21            1.60
   9.99          4.98               965         0.80(a)         4.46           11            1.36
   9.95         10.88             1,222         0.79(a)         4.66            9            1.16

  $9.70          2.57%          $ 8,991         1.60%(a)        3.87%          13%           2.17%
   9.83          8.38            10,570         1.60            4.11           17            2.07
   9.45         (1.61)           10,608         1.53            3.94           21            2.35
   9.99          4.30            13,499         1.45(a)         3.81           11            2.11
   9.95         10.21            13,082         1.41(a)         4.04            9            1.78

  $9.69          2.46%          $    55         1.60%(a)        3.87%          13%           2.17%
   9.83          8.35                54         1.60            4.11           17            2.07
   9.45         (1.58)                3         1.60            3.87           21            2.35
   9.99          4.21                 3         1.45(a)         3.81           11            2.11
   9.95         10.31                 3         1.32(a)         4.13            9            1.69

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS


Nations Fund Trust (the "Trust"), Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2002, the Trust offered thirty-three separate portfolios, Reserves offered thirteen separate portfolios and Funds Trust offered eighteen separate portfolios. These financial statements pertain only to the municipal bond portfolios of the Trust, Reserves and Funds Trust: Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Municipal Income Fund, California Municipal Bond Fund, Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Georgia Municipal Bond Fund, Kansas Municipal Income Fund, Maryland Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Intermediate Municipal Bond Fund, Texas Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued by an independent pricing service. These valuations are based upon a matrix pricing system and/or appraisals which take into consideration such factors as yields, security prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Boards of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value determined as of the close of the New York Stock Exchange on the valuation date.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income from affiliated funds is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Effective April 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on debt securities. Prior to April 1, 2001, the Funds did not amortize market discount on debt

NATIONS FUNDS
securities. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the following increase in cost of securities and a corresponding decrease in net unrealized appreciation/(depreciation), based on securities held by the Funds on April 1, 2001:

                                                   DECREASE IN
                                    INCREASE IN   NET UNREALIZED
                                      COST OF     APPRECIATION/
                                    SECURITIES    (DEPRECIATION)
                                       (000)          (000)
                                    ----------------------------
Short-Term Municipal Income.......    $   73         $   (73)
Intermediate Municipal Bond.......     1,254          (1,254)
Municipal Income..................       725            (725)
California Municipal Bond.........       146            (146)
Florida Intermediate Municipal
  Bond............................       142            (142)
Florida Municipal Bond............        97             (97)
Georgia Intermediate Municipal
  Bond............................        89             (89)
Georgia Municipal Bond............        16             (16)
Kansas Municipal Income...........        33             (33)
Maryland Intermediate Municipal
  Bond............................       108            (108)
Maryland Municipal Bond...........        32             (32)
North Carolina Intermediate
  Municipal Bond..................       399            (399)
North Carolina Municipal Bond.....        56             (56)
South Carolina Intermediate
  Municipal Bond..................       646            (646)
South Carolina Municipal Bond.....        52             (52)
Tennessee Intermediate Municipal
  Bond............................        10             (10)
Tennessee Municipal Bond..........         7              (7)
Texas Intermediate Municipal
  Bond............................       144            (144)
Texas Municipal Bond..............        15             (15)
Virginia Intermediate Municipal
  Bond............................       480            (480)
Virginia Municipal Bond...........        19             (19)

The effect of this change for the year ended March 31, 2002 was to increase/(decrease) net investment income, increase/(decrease) net unrealized appreciation/ (depreciation) and increase/(decrease) net realized gains/ (losses) as stated below. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

                                       INCREASE/
                        INCREASE/      (DECREASE)
                        (DECREASE)       IN NET         INCREASE/
                          IN NET       UNREALIZED     (DECREASE) IN
                        INVESTMENT   APPRECIATION/     NET REALIZED
                          INCOME     (DEPRECIATION)   GAINS/(LOSSES)
                          (000)          (000)            (000)
                        --------------------------------------------
Short-Term Municipal
  Income..............    $  101         $ (91)           $ (10)
Intermediate Municipal
  Bond................     1,023          (757)            (266)
Municipal Income......       512          (253)            (259)
California Municipal
  Bond................        44           (10)             (34)
Florida Intermediate
  Municipal Bond......        90           (75)             (15)
Florida Municipal
  Bond................        67           (42)             (25)
Georgia Intermediate
  Municipal Bond......        55           (54)              (1)
Georgia Municipal
  Bond................        14            (5)              (9)
Kansas Municipal
  Income..............         9            (9)              --*
Maryland Intermediate
  Municipal Bond......        93           (58)             (35)
Maryland Municipal
  Bond................        23           (23)              --*
North Carolina
  Intermediate
  Municipal Bond......       191          (137)             (54)
North Carolina
  Municipal Bond......        32           (28)              (4)
South Carolina
  Intermediate
  Municipal Bond......       345          (238)            (107)
South Carolina
  Municipal Bond......        37           (23)             (14)
Tennessee Intermediate
  Municipal Bond......         6            (6)              --
Tennessee Municipal
  Bond................         4            (4)              --*
Texas Intermediate
  Municipal Bond......        89           (88)              (1)
Texas Municipal
  Bond................         9            (7)              (2)
Virginia Intermediate
  Municipal Bond......       266          (174)             (92)
Virginia Municipal
  Bond................        12            (9)              (3)

---------------

 *Amount represents less than $500.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain

NATIONS FUNDS
distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust, Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust, Reserves and Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                  ANNUAL
                                                   RATE
                                                  ------
Short-Term Municipal Income.....................  0.30%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds.........................................  0.40%
Municipal Income and ten single-state Municipal
  Bond Funds....................................  0.50%

Each of the Trust, Reserves and Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.07% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Trust, Reserves and Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, Reserves and Funds Trust pursuant to agreements with BA Advisors. For the year ended March 31, 2002, Stephens and BA Advisors earned 0.05% and 0.11%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-adviser and/or Stephens may, from time to time, reduce their fees payable by each Fund. During the year ended March 31, 2002 and until July 31, 2002, BA Advisors and/or the sub-adviser and/or Stephens have agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                  ANNUAL
                                                   RATE
                                                  ------
Short-Term Municipal Income.....................  0.40%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds.........................................  0.50%
Municipal Income and ten single-state Municipal
  Bond Funds....................................  0.60%

BNY serves as the custodian of the Trust's, Reserves' and Funds Trust's assets.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. For the year ended March 31, 2002, Bank of America earned approximately $37,452 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the year ended March 31, 2002, the Funds were informed that the distributor received $560,923 in front-end sales charges for sales of Investor A Shares and $154,151 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Trust, Reserves and Funds Trust for serving as Trustee or Officer of the Trust, Reserves and Funds Trust.

NATIONS FUNDS

The Trust's, Reserves' and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations' Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations. Effective January 1, 2002, the retirement plan was terminated. The Trust's, Reserves' and Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003.

Certain Funds have made daily investments of cash balances in Nations Tax Exempt Fund, a portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

For the year ended March 31, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                         CURRENT   PLAN
                                          RATE     LIMIT
                                         ---------------
Investor A Combined Distribution and
  Shareholder Servicing Plan...........   0.25%*   0.25%
Investor B and Investor C Shareholder
  Servicing Plans......................   0.25%    0.25%
Investor B and Investor C Distribution
  Plans................................   0.75%    0.75%

---------------

 *Short-Term Municipal Income pays its shareholder servicing fees under a separate shareholder servicing plan.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the year ended March 31, 2002 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Short-Term Municipal Income.....  $419,157     $ 31,183
Intermediate Municipal Bond.....   202,535      166,251
Municipal Income................   119,056      171,240
California Municipal Bond.......    37,754       16,728
Florida Intermediate Municipal
  Bond..........................    36,055       41,494
Florida Municipal Bond..........     7,000       21,939
Georgia Intermediate Municipal
  Bond..........................    22,996        9,330
Georgia Municipal Bond..........     7,417        8,944
Kansas Municipal Income.........    14,004       21,510
Maryland Intermediate Municipal
  Bond..........................    50,246       32,038
Maryland Municipal Bond.........     3,598        2,931
North Carolina Intermediate
  Municipal Bond................    26,895       25,024
North Carolina Municipal Bond...       498        3,933
South Carolina Intermediate
  Municipal Bond................    22,052       19,635
South Carolina Municipal Bond...     1,966       10,197
Tennessee Intermediate Municipal
  Bond..........................     6,019           --
Tennessee Municipal Bond........       259        1,441
Texas Intermediate Municipal
  Bond..........................    13,301       29,100
Texas Municipal Bond............       795        1,522
Virginia Intermediate Municipal
  Bond..........................    53,155       30,727
Virginia Municipal Bond.........     7,678        4,493

There were no purchases and sales of long-term U.S. government securities for the year ended March 31, 2002.

NATIONS FUNDS

5.  SHARES OF BENEFICIAL INTEREST

As of March 31, 2002, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust, Reserves and Funds Trust. The Trust's, Reserves' and Funds Trust's Declarations of Trust authorize the Boards of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINES OF CREDIT

The Trust, Reserves and Funds Trust each participate with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At March 31, 2002, there were no loans outstanding under this Agreement. For the year ended March 31, 2002, borrowings by the Funds under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
FUND                                   (000)         RATE
-----------------------------------------------------------
Short-Term Municipal Income.......     $ --*         5.07%
Intermediate Municipal Bond.......      129          4.27
Municipal Income..................      141          4.14
Florida Intermediate Municipal
  Bond............................       18          3.54
Florida Municipal Bond............       37          2.93
Georgia Intermediate Municipal
  Bond............................        3          3.30
Georgia Municipal Bond............        9          2.69
Kansas Municipal Income...........       15          3.49
Maryland Intermediate Municipal
  Bond............................        7          4.35
Maryland Municipal Bond...........        1          2.30
North Carolina Intermediate
  Bond............................        5          2.54
North Carolina Municipal Bond.....       --*         4.97
South Carolina Intermediate
  Bond............................       35          2.69
South Carolina Municipal Bond.....       12          3.46
Tennessee Municipal Bond..........        3          3.57
Texas Intermediate Municipal
  Bond............................       59          3.56
Texas Municipal Bond..............        2          2.23
Virginia Intermediate Municipal
  Bond............................       28          4.31
Virginia Municipal Bond...........        2          2.39

---------------

*  Amount represents less than $500.

The average amount outstanding was calculated based on daily balances in the period.

NATIONS FUNDS

7.  INCOME TAXES

Information on the tax components of capital is as follows:

                                                                                      NET TAX       UNDISTRIBUTED   UNDISTRIBUTED
                                         COST OF                                     UNREALIZED       ORDINARY        LONG-TERM
                                       INVESTMENTS    GROSS TAX      GROSS TAX     APPRECIATION/       INCOME/         GAINS/
                                         FOR TAX      UNREALIZED     UNREALIZED    (DEPRECIATION)    TAX EXEMPT     (ACCUMULATED
                                        PURPOSES     APPRECIATION   DEPRECIATION   ON INVESTMENTS      INCOME       CAPITAL LOSS)
FUND                                      (000)         (000)          (000)           (000)            (000)           (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income..........  $  537,556      $ 2,358        $ (2,800)       $  (442)         $   --          $  (413)
Intermediate Municipal Bond..........   1,163,650       32,327         (12,046)        20,281             705              228
Municipal Income.....................     829,341       42,665         (15,896)        26,769           1,031           (1,236)
California Municipal Bond............     209,209        8,363          (1,248)         7,115             417              (74)
Florida Intermediate Municipal
Bond.................................     219,480        6,791            (677)         6,114              --           (1,048)
Florida Municipal Bond...............     119,847        7,937             (92)         7,845             183              435
Georgia Intermediate Municipal
Bond.................................     149,573        5,262            (726)         4,536             109           (1,182)
Georgia Municipal Bond...............      24,443          966            (109)           857              78             (555)
Kansas Municipal Income..............      98,001        3,103            (625)         2,478              70              211
Maryland Intermediate Municipal
Bond.................................     193,556        5,872            (808)         5,064              21             (643)
Maryland Municipal Bond..............      37,007        1,792             (60)         1,732              29             (646)
North Carolina Intermediate Municipal
Bond.................................     187,235        6,765            (580)         6,185             191           (1,463)
North Carolina Municipal Bond........      39,360        1,904            (126)         1,778              13           (1,401)
South Carolina Intermediate Municipal
Bond.................................     225,042        9,852            (693)         9,159              --             (239)
South Carolina Municipal Bond........      24,486        1,439             (17)         1,422              20             (102)
Tennessee Intermediate Municipal
Bond.................................      52,071        1,368            (128)         1,240               4             (359)
Tennessee Municipal Bond.............       8,495          403             (30)           373              25              (58)
Texas Intermediate Municipal Bond....     261,087       10,160            (557)         9,603             215           (3,798)
Texas Municipal Bond.................      11,517          762             (11)           751              30             (294)
Virginia Intermediate Municipal
Bond.................................     284,842       10,344          (1,004)         9,340              10           (1,032)
Virginia Municipal Bond..............      31,757        1,247            (281)           966              60             (586)

At March 31, 2002, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING
                                                              IN 2003    IN 2004    IN 2005    IN 2008    IN 2009    IN 2010
FUND                                                           (000)      (000)      (000)      (000)      (000)      (000)
-----------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................      --       $25         --          --      $  360      $15
Municipal Income............................................      --        --         --        $502         734       --
Florida Intermediate Municipal Bond.........................      --       285        $22         717          24       --
Georgia Intermediate Municipal Bond.........................      --        --         --         516         608       58
Georgia Municipal Bond......................................      --        --         --          11         544       --
Maryland Intermediate Municipal Bond........................      --        --         --          --         643       --
Maryland Municipal Bond.....................................      --        --         --          32         614       --
North Carolina Intermediate Municipal Bond..................      --        --         --          --       1,463       --
North Carolina Municipal Bond...............................    $425        --        207          --         769       --
South Carolina Intermediate Municipal Bond..................      --        --         --          --         239       --
South Carolina Municipal Bond...............................      --        --         --          --         102       --
Tennessee Intermediate Municipal Bond.......................      --        --         --         315          44       --
Tennessee Municipal Bond....................................      --        --         --          48          10       --
Texas Intermediate Municipal Bond...........................      --        --         --         338       3,460       --
Texas Municipal Bond........................................     132        --         --          75          87       --
Virginia Intermediate Municipal Bond........................      --        --         --          --       1,032       --
Virginia Municipal Bond.....................................      77        12         63         139         295       --

NATIONS FUNDS

During the year ended March 31, 2002, the following Funds utilized capital losses as follows:

                                                CAPITAL
                                                 LOSSES
                                                UTILIZED
FUND                                             (000)
--------------------------------------------------------
Intermediate Municipal Bond...................   $2,772
Municipal Income..............................      900
Florida Intermediate Municipal Bond...........      213
Georgia Municipal Bond........................      427
Maryland Intermediate Municipal Bond..........      744
Maryland Municipal Bond.......................      117
North Carolina Intermediate Municipal Bond....      415
North Carolina Municipal Bond.................      208
South Carolina Intermediate Municipal Bond....      315
South Carolina Municipal Bond.................      479
Tennessee Municipal Bond......................       40
Texas Intermediate Municipal Bond.............      698
Texas Municipal Bond..........................       92
Virginia Intermediate Municipal Bond..........    1,153
Virginia Municipal Bond.......................      151

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2002, the following Funds elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                                CAPITAL
                                                 LOSSES
                                                DEFERRED
FUND                                             (000)
--------------------------------------------------------
Short-Term Municipal Income...................    $13
California Municipal Bond.....................     74

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2003.

The tax composition of dividends (other than return of capital dividends for the year) was as follows:

                                                     LONG-TERM
                             TAX-EXEMPT   ORDINARY    CAPITAL
FUND                           INCOME      INCOME      GAINS
--------------------------------------------------------------
Short-Term Municipal
  Income...................   $ 8,960       $ 29         --
Intermediate Municipal
  Bond.....................    55,063        360         --
Municipal Income...........    45,154        186         --
California Municipal
  Bond.....................     9,229         16       $760
Florida Intermediate
  Municipal Bond...........    10,953         33         --
Florida Municipal Bond.....     6,464        115        566
Georgia Intermediate
  Municipal Bond...........     6,916         59         --
Georgia Municipal Bond.....     1,200          6         --
Kansas Municipal Income....     4,611         70         82
Maryland Intermediate
  Municipal Bond...........     8,947         48         --
Maryland Municipal Bond....     1,606         67         --
North Carolina Intermediate
  Municipal Bond...........     9,040          1         --
North Carolina Municipal
  Bond.....................     1,760          5         --
South Carolina Intermediate
  Municipal Bond...........    11,743        112         --
South Carolina Municipal
  Bond.....................     1,298         31         --
Tennessee Intermediate
  Municipal Bond...........     2,206          6         --
Tennessee Municipal Bond...       421         --         --
Texas Intermediate
  Municipal Bond...........    13,777         55         --
Texas Municipal Bond.......       600         --         --
Virginia Intermediate
  Municipal Bond...........    13,543         82         --
Virginia Municipal Bond....     1,575         --         --

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications are due primarily to different book and tax accounting for market discount and use of the tax accounting practice known as equalization.

8.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On July 14, 2000, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for

NATIONS FUNDS
shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                       TOTAL NET ASSETS
                                TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
ACQUIRING FUND  ACQUIRED FUND        (000)               (000)               (000)                  (000)
------------------------------------------------------------------------------------------------------------------
Intermediate    Boatmen's
Municipal Bond  Trust
                Company
                Intermediate
                Tax-Exempt
                Bond Fund           $203,437          $  854,161          $1,057,598                $175
Intermediate    Bank IV Kansas
Municipal Bond  U.S. Tax
                Exempt Bond
                Fund                  24,435             854,161             878,596                  74
Intermediate    BCA High Grade
Municipal Bond  Tax Exempt
                Bond Fund            126,314             854,161             980,475               1,523
Municipal       Boatmen's
Income          Trust Company
                Tax Exempt
                Bond Fund            332,899             588,608             921,507              12,881

On July 14, 2000, the Kansas Municipal Income Fund, a newly established portfolio, acquired the assets and assumed the liabilities of the Bank of America Common Trust Kansas Tax Exempt Fund, a common trust fund managed by Bank of America, pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the Kansas Municipal Income Fund in an amount equal to the outstanding shares of the Bank of America Common Trust Kansas Tax Exempt Fund.

9.  SUBSEQUENT EVENTS

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which a successor fund to each fund shown in the right column (the "Acquiring Fund") will acquire all of the assets and liabilities of each corresponding Fund in exchange for shares of equal value of the Acquiring Fund. On March 27, 2002, shareholders of each Fund approved the Reorganization. The Reorganization occurred and each Fund ceased operations on May 10, 2002. The principal effect of this Reorganization was to transfer each Fund's investment into an investment in a corresponding Acquiring Fund with similar investment objective, principal investment strategies and investment risks.

FUND                                     REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND:
-----------------------------------------------------------------------------------------
Georgia Municipal Bond                   Georgia Intermediate Municipal Bond
Maryland Municipal Bond                  Maryland Intermediate Municipal Bond
North Carolina Municipal Bond            North Carolina Intermediate Municipal Bond
South Carolina Municipal Bond            South Carolina Intermediate Municipal Bond
Tennessee Municipal Bond                 Tennessee Intermediate Municipal Bond
Texas Municipal Bond                     Texas Intermediate Municipal Bond
Virginia Municipal Bond                  Virginia Intermediate Municipal Bond

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved its Reorganization into a newly created successor fund that is substantially identical to the existing Fund. On March 27, 2002, shareholders of each Fund approved the Reorganization. The Reorganization occurred on May 10, 2002. At that time, shares of each Fund were exchanged for shares of equal value of the newly created successor fund. The principal

NATIONS FUNDS
effect of this Reorganization was to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters.

FUND                                     REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND:
-----------------------------------------------------------------------------------------
Georgia Intermediate Municipal Bond      Georgia Intermediate Municipal Bond
Maryland Intermediate Municipal Bond     Maryland Intermediate Municipal Bond
North Carolina Intermediate Municipal    North Carolina Intermediate Municipal Bond
  Bond
South Carolina Intermediate Municipal    South Carolina Intermediate Municipal Bond
  Bond
Tennessee Intermediate Municipal Bond    Tennessee Intermediate Municipal Bond
Texas Intermediate Municipal Bond        Texas Intermediate Municipal Bond
Virginia Intermediate Municipal Bond     Virginia Intermediate Municipal Bond
Short-Term Municipal Income              Short-Term Municipal Income
Intermediate Municipal Bond              Intermediate Municipal Bond
Municipal Income                         Municipal Income
Florida Intermediate Municipal Bond      Florida Intermediate Municipal Bond
Florida Municipal Bond                   Florida Municipal Bond

On October 10, 2001, the Board of Trustees of the California Municipal Bond Fund (the "Fund") approved its Reorganization into a newly created successor fund that is substantially identical to the existing Fund. On March 27, 2002, the shareholders of the Fund approved the Reorganization. The Reorganization occurred on May 17, 2002. At that time, shares of the Fund were exchanged for shares of equal value of the newly created successor fund. The principal effect of this Reorganization was to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters.

NATIONS FUNDS

  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUND TRUST, NATIONS RESERVES AND NATIONS FUNDS TRUST

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund, Nations California Municipal Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Fund, Nations Georgia Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund (constituting parts of Nations Fund Trust, Nations Reserves and Nations Funds Trust, hereafter collectively referred to as the "Funds") at March 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 9, effective May 10, 2002 Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund completed reorganizations pursuant to which all of their assets were acquired and liabilities assumed in exchange for shares of equal value of the acquiring funds and ceased operations.

PricewaterhouseCoopers LLP
New York, New York
May 17, 2002

NATIONS FUND

  TAX INFORMATION                                                (UNAUDITED)


For the fiscal year ended March 31, 2002, the following percentage of distributions made from net investment income of the Nations Municipal Bond Funds are exempt for Federal income tax purposes. A portion of the income may also be subject to Federal Alternative Minimum Tax.

                                                              FEDERAL EXEMPT
FUND                                                            PERCENTAGE
----------------------------------------------------------------------------
Short-Term Municipal Income.................................       99.63%
Intermediate Municipal Bond.................................       99.35%
Municipal Income............................................       99.59%
California Municipal Bond...................................       99.82%
Florida Intermediate Municipal Bond.........................       99.37%
Florida Municipal Bond......................................       98.24%
Georgia Intermediate Municipal Bond.........................       99.15%
Georgia Municipal Bond......................................       99.48%
Kansas Municipal Income.....................................       98.50%
Maryland Intermediate Municipal Bond........................       99.47%
Maryland Municipal Bond.....................................       96.00%
North Carolina Intermediate Municipal Bond..................       99.99%
North Carolina Municipal Bond...............................       99.69%
South Carolina Intermediate Municipal Bond..................       99.05%
South Carolina Municipal Bond...............................       97.70%
Tennessee Intermediate Municipal Bond.......................       99.74%
Tennessee Municipal Bond....................................      100.00%
Texas Intermediate Municipal Bond...........................       99.60%
Texas Municipal Bond........................................      100.00%
Virginia Intermediate Municipal Bond........................       99.40%
Virginia Municipal Bond.....................................      100.00%

For the period April 1, 2002 to May 10, 2002, the following percentage of distributions made from net investment income of the Nations Municipal Bond are exempt for Federal income tax purposes. A portion of the income may also be subject to Federal Alternative Minimum Tax:

                                                              FEDERAL EXEMPT
FUND                                                            PERCENTAGE
----------------------------------------------------------------------------
Georgia Municipal Bond......................................       95.00%
Maryland Municipal Bond.....................................       96.13%
North Carolina Municipal Bond...............................       95.00%
South Carolina Municipal Bond...............................       90.00%
Tennessee Municipal Bond....................................      100.00%
Texas Municipal Bond........................................      100.00%
Virginia Municipal Bond.....................................       99.99%

NATIONS FUNDS

  TAX INFORMATION (CONTINUED)                                    (UNAUDITED)




For the fiscal year ended March 31, 2002, the amount of long-term capital gains designated by the Trust, Reserves and Funds Trust were as follows:

FUND                                                           TOTAL
----------------------------------------------------------------------
Intermediate Municipal Bond.................................  $  6,736
California Municipal Bond...................................   775,503
Florida Municipal Bond......................................   615,504
Kansas Municipal Income.....................................    85,771

For the period April 1, 2002 to May 10, 2002, the amount of long-term capital gains designated by the Trust, Reserves, and Funds Trust as follows:

FUND                                                           TOTAL
----------------------------------------------------------------------
South Carolina Muni.........................................  $  4,222
Tennessee Muni Bond.........................................     5,655

NATIONS FUNDS

  FUND GOVERNANCE                                                (UNAUDITED)


The Boards of Trustees/Directors (the "Boards") of Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Funds Trust and Nations Master Investment Trust (the "Companies") oversee their funds to ensure that they are managed and operated in the interests of shareholders. This annual report may relate to Funds of one or more of the Companies. Please see the introduction for the Notes to financial statements for information about which Funds and which Companies are applicable to this annual report. A majority of the Trustees/Directors ("Board Members") are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the funds, apart from the personal investments that most Board Members have made in certain of the funds as private individuals. The Board Members bring distinguished backgrounds in government, business, academia and public service to their task of working with Company officers to establish the policies and oversee the activities of the funds. Although all Board Members are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Companies, the independent Board Members have particular responsibilities for assuring that the Companies are managed in the best interests of fund shareholders.

The following table provides basic information about the Board Members and Officers of the Companies. The mailing address of each Board Member is c/o Nations Funds, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina 28255. Each Board Member and Officer serves in identical capacities for each Company (except for Mr. Carmichael, who serves in an advisory capacity for certain Companies) and serves an indefinite term, subject to retirement from service as required (pursuant to each Company's retirement policy) at the end of the calendar year in which a Board Member turns 72, provided that any Board Member who served on any of the Boards as of February 22, 2001, and who reached the age of 72 no later than the end of that calendar year, may continue to serve until the end of the calendar year in which such Trustee reaches age 75 and may continue to serve for successive annual periods thereafter upon the vote of a majority of the other Board Members.

    NAME, AGE AND POSITION        TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING      NUMBER OF FUNDS IN
      WITH THE COMPANIES         LENGTH OF TIME SERVED          THE PAST FIVE YEARS          FUND COMPLEX OVERSEEN
------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS
William P. Carmichael            Indefinite term;        Senior Managing Director of The      41 (50 others in an
Age: 58                          Board Member since      Succession Fund (a company formed     advisory capacity
Board Member (Nations            1999                    to advise and buy family owned              only)
Funds Trust and Nations Master                           companies) from 1998 through
Investment Trust only)                                   April 2001.
William H. Grigg                 Indefinite term;        Retired; Chairman Emeritus since             95
Age: 69                          Board Member since      July 1997, Chairman and Chief
Board Member                     1991                    Executive Officer through July
                                                         1997 -- Duke Power Co.
Thomas F. Keller                 Indefinite term;        R.J. Reynolds Industries                     95
Age: 70                          Board Member since      Professor of Business
Board Member                     1991                    Administration, Fuqua School of
                                                         Business, Duke University, since
                                                         July 1974; Dean, Fuqua School of
                                                         Business Europe, Duke University,
                                                         July 1999 through June 2001
Carl E. Mundy, Jr.               Indefinite term;        President and Chief Executive                91
Age: 66                          Board Member since      Officer -- USO from May 1996 to
Board Member                     1996                    May 2000; Commandant -- United
                                                         States Marine Corps from July
                                                         1991 to July 1995; Member, Board
                                                         of Advisors to the Comptroller
                                                         General of the United States;
                                                         Chairman, Board of Trustees,
                                                         Marine Corps University
                                                         Foundation;
Dr. Cornelius J. Pings           Indefinite term;        Retired; President, Association              91
Age: 73                          Board Member since      of American Universities through
Board Member                     1999                    June 1998.

    NAME, AGE AND POSITION
      WITH THE COMPANIES            OTHER DIRECTORSHIPS HELD
------------------------------  ---------------------------------
INDEPENDENT BOARD MEMBERS
William P. Carmichael           Director -- Cobra Electronics
Age: 58                         Corporation (electronic equipment
Board Member (Nations           manufacturer), Opta Food
Funds Trust and Nations Master  Ingredients, Inc. (food
Investment Trust only)          ingredients manufacturer) and
                                Golden Rule Insurance Company
                                since May, 1994; Board Member,
                                Nations Funds Family (4
                                registered investment companies)
William H. Grigg                Director, The Shaw Group, Inc.;
Age: 69                         and Director and Vice Chairman,
Board Member                    Aegis Insurance Services, Ltd. (a
                                mutual fund insurance company in
                                Bermuda); Board Member, Nations
                                Funds Family (11 registered
                                investment companies)
Thomas F. Keller                Director, Wendy's International,
Age: 70                         Inc. (restaurant operating and
Board Member                    franchising); Director, Dimon,
                                Inc. (tobacco); and Director,
                                Biogen, Inc. (pharmaceutical
                                biotechnology); Board Member,
                                Nations Funds Family (11
                                registered investment companies)
Carl E. Mundy, Jr.              Director -- Shering-Plough
Age: 66                         (pharmaceuticals and health care
Board Member                    products); General Dynamics
                                Corporation (defense systems);
                                Board Member, Nations Funds
                                Family (7 registered investment
                                companies)

Dr. Cornelius J. Pings          Director, Farmers Group, Inc.
Age: 73                         (insurance company); Board
Board Member                    Member, Nations Funds Family (7
                                registered investment companies)

NATIONS FUNDS

  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)




    NAME, AGE AND POSITION        TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING      NUMBER OF FUNDS IN
      WITH THE COMPANIES         LENGTH OF TIME SERVED          THE PAST FIVE YEARS          FUND COMPLEX OVERSEEN
------------------------------------------------------------------------------------------------------------------
Charles B. Walker                Indefinite term;        Vice Chairman and Chief Financial            91
Age: 63                          Board Member since      Officer -- Albemarle Corporation
Board Member                     1985                    (chemical manufacturing)
INTERESTED BOARD MEMBERS(1)
Edmund L. Benson, III            Indefinite term;        Director, President and                      91
Age: 65                          Board Member since      Treasurer, Saunders & Benson,
Board Member                     1985                    Inc. (insurance)
James B. Sommers                 Indefinite term;        Retired                                      91
Age: 63                          Board Member since
Board Member                     1997
A. Max Walker                    Indefinite term;        Independent Financial Consultant             95
Age: 80                          Board Member since
President, Chairman of the       inception
Boards and Board Member
Thomas S. Word, Jr.              Indefinite term;        Partner -- McGuire, Woods, Battle            91
Age: 63                          Board Member since      & Boothe LLP (law firm)
Board Member                     1985
OTHER OFFICERS
Richard H. Blank, Jr.            Indefinite term;        Senior Vice President since 1998,            N/A
Age: 44                          Secretary since 1993    and Vice President from 1994 to
Stephens Inc.                    and Treasurer since     1998 -- Mutual Fund Services,
111 Center Street                1998                    Stephens Inc.; Secretary since
Little Rock, AR 72201                                    September 1993 and Treasurer
Secretary and Treasurer                                  since November 1998 -- Nations
                                                         Funds Family (7 other registered
                                                         investment companies)

    NAME, AGE AND POSITION
      WITH THE COMPANIES            OTHER DIRECTORSHIPS HELD
------------------------------  ---------------------------------
Charles B. Walker               Director -- Ethyl Corporation
Age: 63                         (chemical manufacturing); Board
Board Member                    Member, Nations Funds Family (7
                                registered investment companies)
INTERESTED BOARD MEMBERS(1)
Edmund L. Benson, III           Director, Insurance Managers Inc.
Age: 65                         (insurance); Board Member,
Board Member                    Nations Funds Family (7
                                registered investment companies)
James B. Sommers                Chairman -- Central Piedmont
Age: 63                         Community College Foundation;
Board Member                    Director, Board of Commissioners,
                                Charlotte/Mecklenberg Hospital
                                Authority; Trustee, Central
                                Piedmont Community College, Mint
                                Museum of Art; Board Member,
                                Nations Funds Family (7
                                registered investment companies)
A. Max Walker                   President, Chairman and Board
Age: 80                         Member, Nations Funds Family (7
President, Chairman of the      registered investment companies)
Boards and Board Member         Chairman and Board Member,
                                Nations Funds Family (4
                                registered investment companies)
Thomas S. Word, Jr.             Director -- Vaughan-Bassett
Age: 63                         Furniture Company, Inc.
Board Member                    (furniture); Board Member,
                                Nations Funds Family (7
                                registered investment companies)
OTHER OFFICERS
Richard H. Blank, Jr.           N/A
Age: 44
Stephens Inc.
111 Center Street
Little Rock, AR 72201
Secretary and Treasurer

---------------

(1) Basis of Interestedness. Mr. Benson's step-son is an employee of Bank of America, the parent of BA Advisors. Mr. Sommers own securities of Bank of America Corporation, the parent holding company of BA Advisors. Mr. Word is affiliated with a law firm which provides services to Bank of America and certain of its affiliates. Mr. A. Max Walker is an Interested Board Member by virtue of the fact that he also serves as President of the Companies.

More information about the Board Members is available in the Statement of Additional Information, which is available at no charge from Nations Funds.

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

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
THE NATIONS FUNDS FAMILY OF FUNDS


Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Prime Fund(1)
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund(2)
Nations Government Reserves
Nations Treasury Fund(3)
Nations Treasury Reserves
Nations Tax Exempt Fund(4)
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, MD, NC, SC, TN, TX, VA)(5)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


STOCK FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund(6)
Nations Aggressive Growth Fund(7)
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Blue Chip Fund(8)
Nations Asset Allocation Fund
Nations Equity Income Fund(9)

VALUE FUNDS
Nations MidCap Value Fund
Nations Value Fund
Nations LargeCap Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

1 Effective May 10, 2002, the fund reorganized into Nations Cash Reserves.
2 Effective May 10, 2002, the fund reorganized into Nations Government Reserves. 3 Effective May 10, 2002, the fund reorganized into Nations Treasury Reserves.
4 Effective May 10, 2002, the fund reorganized into Nations Tax-Exempt Reserves. 5 Effective May 10, 2002, these funds, excluding CA and FL, reorganized into a corresponding intermediate municipal bond fund of the same state which has substantially similar investment objectives and principal investment strategies.
6 Effective May 10, 2002, the fund's name changed to Nations Marsico Growth Fund which better reflects the fund's investment objective and strategies.
7 Effective May 10, 2002, the fund reorganized into Nations Capital Growth Fund. 8 Effective May 10, 2002, the fund reorganized into Nations Strategic Growth
  Fund.
9 Effective May 10, 2002, the fund reorganized into Nations Convertible
  Securities Fund.



MUNIAR
220635 (04/02)